UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22613

Jackson Variable Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices) (Zip code)

Mark D. Nerud

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares	Value
JNL Interest Rate Opportunities Fund
INVESTMENT COMPANIES 100.0%
Alternative 35.0%
JNL Multi-Manager Alternative Fund - Class I (0.2%) (a)	241	$2,432
JNL/BlackRock Global Long Short Credit Fund - Class I (1.4%) (a)	253	2,430
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (0.7%) (a)	294	2,844
JNL/FAMCO Flex Core Covered Call Fund - Class I (1.5%) (a)	169	2,030
JNL/Invesco Global Real Estate Fund - Class I (0.1%) (a)	209	2,033
JNL/PPM America Long Short Credit Fund - Class I (1.6%) (a)	275	2,433
		14,202
Domestic Fixed Income 47.0%
JNL/Crescent High Income Fund - Class I (0.7%) (a)	451	4,864
JNL/DoubleLine Total Return Fund - Class I (0.2%) (a)	449	4,855
JNL/PIMCO Real Return Fund - Class I (0.1%) (a)	203	2,018
JNL/PPM America Floating Rate Income Fund - Class I (0.2%) (a)	310	3,240
JNL/Scout Unconstrained Bond Fund - Class I (0.5%) (a)	406	4,046
		19,023
Global Fixed Income 13.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (0.3%) (a)	481	5,267
International Fixed Income 5.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (0.4%) (a)	182	2,025
Total Investment Companies (cost $40,498)		40,517
Total Investments 100.0% (cost $40,498)		40,517
Other Assets and Liabilities, Net (0.0)%		(6)
Total Net Assets 100.0%		$40,511

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 6.0%
JNL Multi-Manager Alternative Fund - Class I (0.7%) (a)	709	$7,143
JNL/Boston Partners Global Long Short Equity Fund - Class I (0.6%) (a)	333	3,564
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (0.9%) (a)	391	3,774
		14,481
Domestic Balanced 9.7%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (0.3%) (a)	584	7,206
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.8%) (a)	1,165	16,209
		23,415
Domestic Equity 9.1%
JNL Multi-Manager Mid Cap Fund - Class I (0.4%) (a)	307	3,604
JNL Multi-Manager Small Cap Growth Fund - Class I (0.1%) (a)	47	1,209
JNL Multi-Manager Small Cap Value Fund - Class I (0.1%) (a)	85	1,262
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.6%) (a)	515	7,285
JNL/Invesco Diversified Dividend Fund - Class I (1.6%) (a)	856	8,578
		21,938
Domestic Fixed Income 54.6%
JNL/Crescent High Income Fund - Class I (0.9%) (a)	618	6,672
JNL/DoubleLine Total Return Fund - Class I (1.8%) (a)	3,909	42,260
JNL/PIMCO Credit Income Fund - Class I (3.0%) (a)	1,292	15,050
JNL/PIMCO Income Fund - Class I (3.2%) (a)	1,315	13,150
	Shares	Value
JNL/PIMCO Real Return Fund - Class I (0.2%) (a)	356	3,538
JNL/PPM America High Yield Bond Fund - Class I (0.1%) (a)	202	3,168
JNL/PPM America Total Return Fund - Class I (2.6%) (a)	2,689	31,939
JNL/Scout Unconstrained Bond Fund - Class I (2.0%) (a)	1,563	15,587
		131,364
Emerging Markets Equity 2.0%
JNL/GQG Emerging Markets Equity Fund - Class I (0.6%) (a)	238	2,377
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (0.5%) (a)	212	2,345
		4,722
Global Equity 1.3%
JNL/Epoch Global Shareholder Yield Fund - Class I (6.8%) (a)	259	3,161
Global Fixed Income 7.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (1.0%) (a)	1,569	17,199
International Equity 5.5%
JNL/Causeway International Value Select Fund - Class I (0.4%) (a)	394	6,610
JNL/WCM Focused International Equity Fund - Class I (0.5%) (a)	475	6,529
		13,139
International Fixed Income 4.7%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.1%) (a)	1,023	11,379
Total Investment Companies (cost $240,651)		240,798
Total Investments 100.0% (cost $240,651)		240,798
Other Assets and Liabilities, Net (0.0)%		(35)
Total Net Assets 100.0%		$240,763

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 6.2%
JNL Multi-Manager Alternative Fund - Class I (1.3%) (a)	1,339	$13,497
JNL/Boston Partners Global Long Short Equity Fund - Class I (0.7%) (a)	388	4,155
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (1.2%) (a)	486	4,692
JNL/Invesco Global Real Estate Fund - Class I (0.2%) (a)	368	3,576
JNL/Mellon Capital Real Estate Sector Fund - Class I (1.5%) (a)	233	2,329
		28,249
Domestic Balanced 12.3%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (0.9%) (a)	1,670	20,605
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.7%) (a)	2,531	35,233
		55,838
Domestic Equity 15.4%
JNL Multi-Manager Mid Cap Fund - Class I (1.5%) (a)	1,162	13,638
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	132	3,402
JNL Multi-Manager Small Cap Value Fund - Class I (0.2%) (a)	161	2,401
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (1.5%) (a)	1,313	18,574
JNL/Invesco Diversified Dividend Fund - Class I (3.2%) (a)	1,677	16,808
JNL/Mellon Capital S&P 500 Index Fund - Class I (0.0%) (a)	160	3,379
JNL/T. Rowe Price Established Growth Fund - Class I (0.1%) (a)	274	11,686
		69,888

1

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares	Value
Domestic Fixed Income 39.6%
JNL/Crescent High Income Fund - Class I (1.6%) (a)	1,061	11,448
JNL/DoubleLine Total Return Fund - Class I (2.5%) (a)	5,499	59,442
JNL/PIMCO Credit Income Fund - Class I (3.9%) (a)	1,661	19,347
JNL/PIMCO Income Fund - Class I (4.9%) (a)	2,013	20,128
JNL/PIMCO Real Return Fund - Class I (0.3%) (a)	662	6,584
JNL/PPM America High Yield Bond Fund - Class I (0.2%) (a)	302	4,728
JNL/PPM America Total Return Fund - Class I (3.0%) (a)	3,169	37,653
JNL/Scout Unconstrained Bond Fund - Class I (2.6%) (a)	2,039	20,327
		179,657
Emerging Markets Equity 3.9%
JNL/GQG Emerging Markets Equity Fund - Class I (1.7%) (a)	672	6,709
JNL/Lazard Emerging Markets Fund - Class I (0.6%) (a)	513	5,548
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (1.2%) (a)	496	5,478
		17,735
Global Equity 3.6%
JNL/Epoch Global Shareholder Yield Fund - Class I (15.3%) (a)	581	7,094
JNL/Harris Oakmark Global Equity Fund - Class I (0.8%) (a)	764	9,048
		16,142
Global Fixed Income 5.4%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (1.4%) (a)	2,248	24,632
International Equity 8.9%
JNL/Causeway International Value Select Fund - Class I (1.1%) (a)	1,223	20,503
JNL/WCM Focused International Equity Fund - Class I (1.5%) (a)	1,460	20,063
		40,566
International Fixed Income 4.7%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.0%) (a)	1,933	21,497
Total Investment Companies (cost $453,794)		454,204
Total Investments 100.0% (cost $453,794)		454,204
Other Assets and Liabilities, Net (0.0)%		(73)
Total Net Assets 100.0%		$454,131

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 100 Fund
INVESTMENT COMPANIES 100.0%
Alternative 100.0%
JNL Multi-Manager Alternative Fund - Class I (5.0%) (a)	5,076	$51,166
JNL/AQR Managed Futures Strategy Fund - Class I (10.3%) (a)	5,492	44,047
JNL/BlackRock Global Long Short Credit Fund - Class I (14.0%) (a)	2,484	23,872
JNL/Boston Partners Global Long Short Equity Fund - Class I (9.9%) (a)	5,747	61,548
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (1.1%) (a)	840	11,823
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (8.9%) (a)	3,718	35,914
JNL/Invesco Global Real Estate Fund - Class I (1.1%) (a)	2,262	21,984
JNL/Neuberger Berman Currency Fund - Class I (18.8%) (a)	1,703	17,019
JNL/Nicholas Convertible Arbitrage Fund - Class I (13.5%) (a)	2,704	27,288
JNL/PPM America Long Short Credit Fund - Class I (7.9%) (a)	1,352	11,950
	Shares	Value
JNL/Westchester Capital Event Driven Fund - Class I (13.6%) (a)	3,440	34,225
Total Investment Companies (cost $340,766)		340,836
Total Investments 100.0% (cost $340,766)		340,836
Other Assets and Liabilities, Net (0.0)%		(67)
Total Net Assets 100.0%		$340,769

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Real Assets Fund
INVESTMENT COMPANIES 100.0%
Alternative 66.1%
JNL/BlackRock Global Natural Resources Fund - Class I (0.1%) (a)	144	$1,174
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (0.2%) (a)	122	1,714
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (0.2%) (a)	64	616
JNL/Invesco Global Real Estate Fund - Class I (0.1%) (a)	253	2,459
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (7.7%) (a)	109	1,161
JNL/VanEck International Gold Fund - Class I (1.6%) (a)	96	969
		8,093
Domestic Fixed Income 33.9%
JNL/PIMCO Real Return Fund - Class I (0.2%) (a)	417	4,150
Total Investment Companies (cost $12,282)		12,243
Total Investments 100.0% (cost $12,282)		12,243
Other Assets and Liabilities, Net (0.0)%		(2)
Total Net Assets 100.0%		$12,241

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1	5,201	$152,604
Total Investment Companies (cost $140,319)		152,604
Total Investments 100.0% (cost $140,319)		152,604
Other Assets and Liabilities, Net (0.0)%		(17)
Total Net Assets 100.0%		$152,587

JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1	4,667	$344,059
Total Investment Companies (cost $333,214)		344,059
Total Investments 100.0% (cost $333,214)		344,059
Other Assets and Liabilities, Net (0.0)%		(45)
Total Net Assets 100.0%		$344,014

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings
MLP - Master Limited Partnership

2

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Long Term Investments in Affiliates

The Funds of Funds invested solely in shares of other affiliated Funds advised by JNAM. The following table details each Fund's long term investments in affiliates (in thousands) held during the period ended September 30, 2017.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Interest Rate Opportunities Fund
JNL Multi-Manager Alternative Fund - Class I	—	2,440	5	—	—	(3)	2,432	6.0
JNL Multi-Manager Alternative Fund - Class A	2,890	89	3,100	13	96	25	—	—
JNL/BlackRock Global Long Short Credit Fund - Class A	4,965	174	5,190	35	(316)	367	—	—
JNL/BlackRock Global Long Short Credit Fund - Class I	—	2,431	6	—	—	5	2,430	6.0
JNL/Crescent High Income Fund - Class A	4,957	287	5,345	114	356	(255)	—	—
JNL/Crescent High Income Fund - Class I	—	4,858	7	—	—	13	4,864	12.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	—	2,028	2	—	—	(1)	2,025	5.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	2,120	2,157	26	37	—	—	—
JNL/DoubleLine Total Return Fund - Class I	—	4,864	5	—	—	(4)	4,855	12.0
JNL/DoubleLine Total Return Fund - Class A	5,177	325	5,566	128	20	44	—	—
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	—	2,845	10	—	—	9	2,844	7.0
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	2,890	225	3,102	105	(73)	60	—	—
JNL/FAMCO Flex Core Covered Call Fund - Class A	2,060	189	2,307	79	54	4	—	—
JNL/FAMCO Flex Core Covered Call Fund - Class I	—	2,028	8	—	—	10	2,030	5.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	5,358	349	5,997	—	(54)	344	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	—	5,282	—	—	—	(15)	5,267	13.0
JNL/Invesco Global Real Estate Fund - Class A	2,100	303	2,419	102	(53)	69	—	—
JNL/Invesco Global Real Estate Fund - Class I	—	2,033	4	—	—	4	2,033	5.0
JNL/PIMCO Real Return Fund - Class A	2,283	108	2,445	—	55	(1)	—	—
JNL/PIMCO Real Return Fund - Class I	—	2,029	—	—	—	(11)	2,018	5.0
JNL/PPM America Floating Rate Income Fund - Class I	—	3,244	7	—	—	3	3,240	8.0
JNL/PPM America Floating Rate Income Fund - Class A	3,310	213	3,486	103	(110)	73	—	—
JNL/PPM America Long Short Credit Fund - Class I	—	2,431	7	—	—	9	2,433	6.0
JNL/PPM America Long Short Credit Fund - Class A	—	2,609	2,541	99	(68)	—	—	—
JNL/Scout Unconstrained Bond Fund - Class A	5,379	239	5,649	59	190	(159)	—	—
JNL/Scout Unconstrained Bond Fund - Class I	—	4,053	7	—	—	—	4,046	10.0
	41,369	47,796	49,372	863	134	590	40,517	100.0
JNL Conservative Allocation Fund[1]
JNL Multi-Manager Alternative Fund - Class A	5,243	2,747	8,224	28	151	83	—	—
JNL Multi-Manager Alternative Fund - Class I	—	7,150	—	—	—	(7)	7,143	3.0
JNL Multi-Manager Mid Cap Fund - Class I	—	3,567	—	—	—	37	3,604	1.5
JNL Multi-Manager Mid Cap Fund - Class A	4,800	1,868	7,056	12	623	(235)	—	—
JNL Multi-Manager Small Cap Growth Fund - Class I	—	1,184	—	—	—	25	1,209	0.5
JNL Multi-Manager Small Cap Growth Fund - Class A	—	1,574	1,679	—	105	—	—	—
JNL Multi-Manager Small Cap Value Fund - Class A	—	1,268	1,259	45	(9)	—	—	—
JNL Multi-Manager Small Cap Value Fund - Class I	—	1,229	4	—	—	37	1,262	0.5
JNL/AQR Managed Futures Strategy Fund - Class A	4,844	778	5,396	—	(1,134)	908	—	—
JNL/BlackRock Global Long Short Credit Fund - Class A	3,004	139	3,175	—	(153)	185	—	—
JNL/Boston Partners Global Long Short Equity Fund - Class I	—	3,561	—	—	—	3	3,564	1.5
JNL/Boston Partners Global Long Short Equity Fund - Class A	7,104	1,884	9,226	—	298	(60)	—	—
JNL/Causeway International Value Select Fund - Class A	1,267	5,677	7,314	51	384	(14)	—	—
JNL/Causeway International Value Select Fund - Class I	—	6,578	—	—	—	32	6,610	2.7
JNL/Crescent High Income Fund - Class I	—	6,659	6	—	—	19	6,672	2.8
JNL/Crescent High Income Fund - Class A	4,513	2,628	7,341	109	430	(230)	—	—
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	12,216	12,356	115	140	—	—	—
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	—	11,390	—	—	—	(11)	11,379	4.7
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	4,518	3,282	8,219	235	1,093	(674)	—	—
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	—	7,258	3	—	—	30	7,285	3.0
JNL/DoubleLine Total Return Fund - Class I	—	42,335	36	—	—	(39)	42,260	17.6
JNL/DoubleLine Total Return Fund - Class A	24,852	18,270	43,312	782	234	(44)	—	—

3

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	—	3,778	16	—	—	12	3,774	1.6
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	3,766	2,512	6,253	93	(140)	115	—	—
JNL/Epoch Global Shareholder Yield Fund - Class I	—	3,182	16	—	—	(5)	3,161	1.3
JNL/Epoch Global Shareholder Yield Fund - Class A	2,278	3,844	6,348	251	223	3	—	—
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	—	7,188	—	—	—	18	7,206	3.0
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	—	7,322	7,404	94	82	—	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	—	17,246	—	—	—	(47)	17,199	7.1
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	10,126	7,169	18,098	—	609	194	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	—	2,380	—	—	—	(3)	2,377	1.0
JNL/Invesco Diversified Dividend Fund - Class I	—	8,576	15	—	—	17	8,578	3.6
JNL/Invesco Global Real Estate Fund - Class A	1,523	3,196	4,876	—	38	119	—	—
JNL/Mellon Capital Emerging Markets Index Fund - Class A	—	1,765	1,810	15	45	—	—	—
JNL/Mellon Capital S&P 500 Index Fund - Class A	4,699	4,886	9,771	128	751	(565)	—	—
JNL/Nicholas Convertible Arbitrage Fund - Class A	2,247	88	2,376	—	(18)	59	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	—	2,383	—	—	—	(38)	2,345	1.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	1,506	825	2,784	1	429	24	—	—
JNL/PIMCO Credit Income Fund - Class I	—	15,057	7	—	—	—	15,050	6.3
JNL/PIMCO Credit Income Fund - Class A	10,835	5,508	16,996	233	769	(116)	—	—
JNL/PIMCO Income Fund - Class I	—	13,150	—	—	—	—	13,150	5.5
JNL/PIMCO Real Return Fund - Class I	—	3,556	—	—	—	(18)	3,538	1.5
JNL/PIMCO Real Return Fund - Class A	3,768	2,303	6,183	—	116	(4)	—	—
JNL/PPM America High Yield Bond Fund - Class I	—	3,169	16	—	—	15	3,168	1.3
JNL/PPM America High Yield Bond Fund - Class A	4,527	1,489	6,181	120	185	(20)	—	—
JNL/PPM America Total Return Fund - Class A	9,773	22,565	32,286	497	(240)	188	—	—
JNL/PPM America Total Return Fund - Class I	—	31,927	15	—	—	27	31,939	13.3
JNL/Scout Unconstrained Bond Fund - Class A	13,895	6,287	20,278	187	249	(153)	—	—
JNL/Scout Unconstrained Bond Fund - Class I	—	15,587	—	—	—	—	15,587	6.5
JNL/T. Rowe Price Capital Appreciation Fund - Class A	11,651	6,006	18,752	180	1,865	(770)	—	—
JNL/T. Rowe Price Capital Appreciation Fund - Class I	—	16,139	—	—	—	70	16,209	6.7
JNL/T. Rowe Price Established Growth Fund - Class A	3,352	291	4,391	—	836	(88)	—	—
JNL/WCM Focused International Equity Fund - Class I	—	6,556	—	—	—	(27)	6,529	2.7
JNL/WCM Focused International Equity Fund - Class A	1,263	5,574	7,258	19	427	(6)	—	—
JNL/Westchester Capital Event Driven Fund - Class A	3,744	246	4,114	—	107	17	—	—
	149,098	374,992	290,850	3,195	8,495	(937)	240,798	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class A	15,819	170	16,692	80	415	288	—	—
JNL Multi-Manager Alternative Fund - Class I	—	13,510	—	—	—	(13)	13,497	3.0
JNL Multi-Manager Mid Cap Fund - Class I	—	13,499	—	—	—	139	13,638	3.0
JNL Multi-Manager Mid Cap Fund - Class A	16,814	661	18,981	54	2,368	(862)	—	—
JNL Multi-Manager Small Cap Growth Fund - Class A	4,457	12	5,224	—	353	402	—	—
JNL Multi-Manager Small Cap Growth Fund - Class I	—	3,332	—	—	—	70	3,402	0.7
JNL Multi-Manager Small Cap Value Fund - Class A	4,745	218	4,982	130	110	(91)	—	—
JNL Multi-Manager Small Cap Value Fund - Class I	—	2,343	11	—	—	69	2,401	0.5
JNL/AQR Managed Futures Strategy Fund - Class A	14,357	765	14,475	—	(3,163)	2,516	—	—
JNL/BlackRock Global Long Short Credit Fund - Class A	9,022	17	9,133	—	(561)	655	—	—
JNL/Boston Partners Global Long Short Equity Fund - Class I	—	4,151	—	—	—	4	4,155	0.9
JNL/Boston Partners Global Long Short Equity Fund - Class A	21,456	198	22,370	—	898	(182)	—	—
JNL/Causeway International Value Select Fund - Class I	—	20,405	—	—	—	98	20,503	4.5
JNL/Causeway International Value Select Fund - Class A	3,384	16,243	21,351	204	1,763	(39)	—	—
JNL/Crescent High Income Fund - Class I	—	11,426	10	—	—	32	11,448	2.5
JNL/Crescent High Income Fund - Class A	11,271	442	11,938	267	814	(589)	—	—
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	—	21,516	—	—	—	(19)	21,497	4.7
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	23,701	23,907	306	206	—	—	—
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	23,520	4,320	30,317	944	7,228	(4,751)	—	—
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	—	18,530	35	—	—	79	18,574	4.1
JNL/DoubleLine Total Return Fund - Class I	—	59,547	50	—	—	(55)	59,442	13.1
JNL/DoubleLine Total Return Fund - Class A	57,693	3,886	62,236	1,562	812	(155)	—	—
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	11,287	472	11,772	319	(313)	326	—	—

4

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	—	4,690	12	—	—	14	4,692	1.0
JNL/Epoch Global Shareholder Yield Fund - Class I	—	7,129	24	—	—	(11)	7,094	1.6
JNL/Epoch Global Shareholder Yield Fund - Class A	9,505	7,306	17,782	597	614	357	—	—
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	—	20,572	17	—	—	50	20,605	4.5
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	—	22,922	23,332	399	410	—	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	22,529	1,892	25,687	—	453	813	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	—	24,700	—	—	—	(68)	24,632	5.4
JNL/GQG Emerging Markets Equity Fund - Class I	—	6,715	—	—	—	(6)	6,709	1.5
JNL/Harris Oakmark Global Equity Fund - Class A	9,153	10,829	20,879	23	2,195	(1,298)	—	—
JNL/Harris Oakmark Global Equity Fund - Class I	—	9,048	—	—	—	—	9,048	2.0
JNL/Invesco Diversified Dividend Fund - Class I	—	16,774	—	—	—	34	16,808	3.7
JNL/Invesco Global Real Estate Fund - Class A	4,445	1,524	5,944	288	(517)	492	—	—
JNL/Invesco Global Real Estate Fund - Class I	—	3,582	13	—	—	7	3,576	0.8
JNL/Lazard Emerging Markets Fund - Class A	4,467	1,222	6,655	70	915	51	—	—
JNL/Lazard Emerging Markets Fund - Class I	—	5,610	—	—	—	(62)	5,548	1.2
JNL/Lazard International Strategic Equity Fund - Class A	1,316	—	1,346	—	(88)	118	—	—
JNL/Mellon Capital Emerging Markets Index Fund - Class A	—	4,948	5,070	44	122	—	—	—
JNL/Mellon Capital Real Estate Sector Fund - Class I	—	2,333	4	—	—	—	2,329	0.5
JNL/Mellon Capital S&P 500 Index Fund - Class A	21,211	3,355	25,668	—	4,017	(2,915)	—	—
JNL/Mellon Capital S&P 500 Index Fund - Class I	—	3,355	—	—	—	24	3,379	0.7
JNL/Nicholas Convertible Arbitrage Fund - Class A	6,752	1	6,873	—	(106)	226	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	—	5,566	—	—	—	(88)	5,478	1.2
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	5,349	847	7,706	4	1,465	45	—	—
JNL/PIMCO Credit Income Fund - Class I	—	19,355	8	—	—	—	19,347	4.3
JNL/PIMCO Credit Income Fund - Class A	23,862	715	25,552	426	1,321	(346)	—	—
JNL/PIMCO Income Fund - Class I	—	20,128	—	—	—	—	20,128	4.4
JNL/PIMCO Real Return Fund - Class I	—	6,617	—	—	—	(33)	6,584	1.4
JNL/PIMCO Real Return Fund - Class A	8,206	1,980	10,388	—	203	(1)	—	—
JNL/PPM America High Yield Bond Fund - Class I	—	4,723	17	—	—	22	4,728	1.0
JNL/PPM America High Yield Bond Fund - Class A	9,035	483	9,654	261	225	(89)	—	—
JNL/PPM America Total Return Fund - Class A	18,945	19,284	38,295	805	(445)	511	—	—
JNL/PPM America Total Return Fund - Class I	—	37,641	20	—	—	32	37,653	8.3
JNL/Scout Unconstrained Bond Fund - Class I	—	20,327	—	—	—	—	20,327	4.5
JNL/Scout Unconstrained Bond Fund - Class A	32,753	790	33,753	339	484	(274)	—	—
JNL/T. Rowe Price Capital Appreciation Fund - Class A	42,626	1,540	48,159	540	6,802	(2,809)	—	—
JNL/T. Rowe Price Capital Appreciation Fund - Class I	—	35,082	—	—	—	151	35,233	7.8
JNL/T. Rowe Price Established Growth Fund - Class I	—	11,683	24	—	—	27	11,686	2.6
JNL/T. Rowe Price Established Growth Fund - Class A	17,953	3,961	25,746	595	4,405	(573)	—	—
JNL/WCM Focused International Equity Fund - Class A	4,214	15,023	21,232	76	1,811	184	—	—
JNL/WCM Focused International Equity Fund - Class I	—	20,150	—	—	—	(87)	20,063	4.4
JNL/Westchester Capital Event Driven Fund - Class A	11,307	148	11,773	111	206	112	—	—
	447,453	603,914	625,117	8,444	35,422	(7,468)	454,204	100.0
JNL Institutional Alt 100 Fund
JNL Multi-Manager Alternative Fund - Class A	48,472	7,668	58,559	279	1,057	1,362	—	—
JNL Multi-Manager Alternative Fund - Class I	—	51,386	169	—	—	(51)	51,166	15.0
JNL/AQR Managed Futures Strategy Fund - Class A	54,211	337	52,091	—	(13,213)	10,756	—	—
JNL/AQR Managed Futures Strategy Fund - Class I	—	44,431	—	—	—	(384)	44,047	12.9
JNL/BlackRock Global Long Short Credit Fund - Class A	31,575	374	32,260	354	(1,519)	1,830	—	—
JNL/BlackRock Global Long Short Credit Fund - Class I	—	23,952	130	—	—	50	23,872	7.0
JNL/Boston Partners Global Long Short Equity Fund - Class I	—	61,525	35	—	—	58	61,548	18.1
JNL/Boston Partners Global Long Short Equity Fund - Class A	70,657	452	73,794	—	4,166	(1,481)	—	—
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	—	11,873	—	—	—	(50)	11,823	3.5
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	7,959	5,754	14,501	211	192	596	—	—
JNL/DoubleLine Total Return Fund - Class A	23,708	—	24,125	—	149	268	—	—
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	39,478	3,114	42,452	1,336	(1,525)	1,385	—	—
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	—	35,927	124	—	—	111	35,914	10.5
JNL/FAMCO Flex Core Covered Call Fund - Class A	1	—	1	—	—	—	—	—
JNL/Invesco Global Real Estate Fund - Class I	—	21,939	—	—	—	45	21,984	6.5
JNL/Invesco Global Real Estate Fund - Class A	15,901	10,031	25,745	1,120	(1,933)	1,746	—	—
JNL/Neuberger Berman Currency Fund - Class A	23,693	18	24,106	—	(660)	1,055	—	—
JNL/Neuberger Berman Currency Fund - Class I	—	17,108	105	—	—	16	17,019	5.0

5

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Nicholas Convertible Arbitrage Fund - Class I	—	27,383	122	—	—	27	27,288	8.0
JNL/Nicholas Convertible Arbitrage Fund - Class A	35,429	1,098	36,777	1,089	(1,135)	1,385	—	—
JNL/PPM America Long Short Credit Fund - Class A	—	13,150	12,814	491	(336)	—	—	—
JNL/PPM America Long Short Credit Fund - Class I	—	11,977	68	—	—	41	11,950	3.5
JNL/Westchester Capital Event Driven Fund - Class I	—	34,267	250	—	1	207	34,225	10.0
JNL/Westchester Capital Event Driven Fund - Class A	39,401	864	41,072	807	1,181	(374)	—	—
	390,485	384,628	439,300	5,687	(13,575)	18,598	340,836	100.0
JNL Real Assets Fund
JNL/BlackRock Global Natural Resources Fund - Class I	—	1,177	3	—	—	—	1,174	9.6
JNL/BlackRock Global Natural Resources Fund - Class A	1,262	247	1,368	12	(82)	(59)	—	—
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	1,916	152	2,227	30	(100)	259	—	—
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	—	1,721	—	—	—	(7)	1,714	14.0
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	673	85	756	23	(10)	8	—	—
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	—	615	1	—	—	2	616	5.0
JNL/Invesco Global Real Estate Fund - Class I	—	2,454	—	—	—	5	2,459	20.1
JNL/Invesco Global Real Estate Fund - Class A	2,734	299	3,055	123	(280)	302	—	—
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	1,163	1	—	—	(1)	1,161	9.5
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	1,271	314	1,382	218	(353)	150	—	—
JNL/PIMCO Real Return Fund - Class A	4,607	402	5,115	—	(136)	242	—	—
JNL/PIMCO Real Return Fund - Class I	—	4,173	2	—	—	(21)	4,150	33.9
JNL/VanEck International Gold Fund - Class I	—	986	—	—	—	(17)	969	7.9
JNL/VanEck International Gold Fund - Class A	1,131	133	1,374	41	149	(39)	—	—
	13,594	13,921	15,284	447	(812)	824	12,243	100.0

1Effective as of close of business on September 22, 2017, JNAM Guidance - Fixed Income 100 Fund was acquired by JNL Conservative Allocation Fund. The following table reflects the cost of investments (in thousands) that were transferred from the acquired Fund to the acquiring Fund as a result of an acquisition. The amounts in the table are included in purchases in the long term investments table of the acquiring Fund.

JNAM Guidance - Fixed Income 100 Fund($)
JNL/Crescent High Income Fund - Class A	3,323
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	5,567
JNL/DoubleLine Total Return Fund - Class A	14,153
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	4,398
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	8,368
JNL/Neuberger Berman Strategic Income Fund - Class A	3,552
JNL/PIMCO Credit Income Fund - Class A	5,056
JNL/PIMCO Real Return Fund - Class A	3,453
JNL/PPM America Floating Rate Income Fund - Class A	2,181
JNL/PPM America High Yield Bond Fund - Class A	1,942
JNL/PPM America Total Return Fund - Class A	10,706
JNL/Scout Unconstrained Bond Fund - Class A	6,952
69,651

For the Fund that was acquired, the Fund of Funds invested solely in shares of other affiliated Funds advised by JNAM. The following table details the acquired Fund's long term investments in affiliates (in thousands) for the period January 1, 2017 through the close of business on September 22, 2017, the effective date of the acquisition.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value at Close of Business 09/22/17($)
JNAM Guidance – Fixed Income 100 Fund
JNL/Crescent High Income Fund - Class A	3,533	411	474	83	35	33	3,538
JNL/DoubleLine Core Fixed Income Fund - Class A	5,673	78	5,898	—	39	108	—
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	5,960	400	73	6	95	5,661
JNL/DoubleLine Total Return Fund - Class A	17,355	1,585	5,008	374	148	59	14,139
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	2,825	1,930	456	158	(19)	(34)	4,246
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	8,785	1,249	1,681	—	(123)	604	8,834
JNL/Neuberger Berman Strategic Income Fund - Class A	3,545	390	493	100	(7)	106	3,541

6

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value at Close of Business 09/22/17($)
JNL/PIMCO Credit Income Fund - Class A	8,853	601	4,458	116	215	100	5,311
JNL/PIMCO Real Return Fund - Class A	3,904	325	787	—	11	81	3,534
JNL/PPM America Floating Rate Income Fund - Class A	2,119	268	239	68	(6)	(19)	2,123
JNL/PPM America High Yield Bond Fund - Class A	2,121	327	324	122	10	(12)	2,122
JNL/PPM America Total Return Fund - Class A	5,662	5,869	960	236	(12)	56	10,615
JNL/Scout Unconstrained Bond Fund - Class A	6,361	1,394	698	104	30	(12)	7,075
	70,736	20,387	21,876	1,434	327	1,165	70,739

Security Valuation and Fair Value Measurement. Under the Jackson Variable Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Form N-Q, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

7

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares	Value
JNL Tactical ETF Moderate Fund
INVESTMENT COMPANIES 97.4%
Alternative 1.7%
iShares U.S. Real Estate ETF	27	$2,188
Domestic Equity 31.1%
iShares Core S&P 500 ETF	42	10,608
iShares Core S&P Mid-Cap ETF	29	5,106
iShares Edge MSCI USA Value Factor ETF (a)	88	6,804
iShares S&P SmallCap 600 Index Fund (a)	26	1,967
iShares U.S. Consumer Services ETF (a)	23	3,839
iShares U.S. Financial Services ETF (a)	39	4,655
iShares U.S. Healthcare ETF	14	2,331
iShares U.S. Technology ETF (a)	28	4,239
		39,549
Domestic Fixed Income 45.3%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	87	4,177
iShares Core Total U.S. Bond Market ETF	206	22,628
iShares Floating Rate Bond ETF	155	7,886
iShares Intermediate Credit Bond ETF (a)	139	15,302
iShares TIPS Bond ETF	68	7,683
		57,676
Emerging Markets Equity 5.2%
iShares Core MSCI Emerging Markets ETF	65	3,540
iShares MSCI EAFE Small Cap Index Fund	40	2,491
iShares MSCI India ETF	19	610
		6,641
International Equity 7.6%
iShares Core MSCI EAFE ETF	151	9,683
International Fixed Income 6.5%
iShares JPMorgan USD Emerging Markets Bond ETF	70	8,183
Total Investment Companies (cost $115,025)		123,920
SHORT TERM INVESTMENTS 8.7%
Securities Lending Collateral 6.1%
Securities Lending Cash Collateral Fund LLC, 1.02% (b) (c)	7,738	7,738
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 0.89% (b) (c)	3,317	3,317
Total Short Term Investments (cost $11,055)		11,055
Total Investments 106.1% (cost $126,080)		134,975
Other Assets and Liabilities, Net (6.1)%		(7,716)
Total Net Assets 100.0%		$127,259

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Tactical ETF Moderate Growth Fund
INVESTMENT COMPANIES 98.5%
Alternative 1.9%
iShares U.S. Real Estate ETF (a)	68	$5,444
Domestic Equity 41.3%
iShares Core S&P 500 ETF	119	30,052
iShares Core S&P Mid-Cap ETF	85	15,140
iShares Edge MSCI USA Value Factor ETF (a)	244	18,866
iShares S&P SmallCap 600 Index Fund (a)	86	6,375
iShares U.S. Consumer Services ETF	71	11,729
iShares U.S. Financial Services ETF (a)	132	15,774
iShares U.S. Healthcare ETF	38	6,503
iShares U.S. Technology ETF (a)	77	11,506
		115,945
Domestic Fixed Income 29.9%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	135	6,468
iShares Core Total U.S. Bond Market ETF	320	35,095
iShares Floating Rate Bond ETF (a)	206	10,473
iShares Intermediate Credit Bond ETF (a)	198	21,870
iShares TIPS Bond ETF	88	10,017
		83,923
	Shares	Value
Emerging Markets Equity 9.2%
iShares Core MSCI Emerging Markets ETF	257	13,864
iShares MSCI EAFE Small Cap Index Fund	150	9,304
iShares MSCI India ETF	81	2,675
		25,843
International Equity 11.8%
iShares Core MSCI EAFE ETF	517	33,166
International Fixed Income 4.4%
iShares JPMorgan USD Emerging Markets Bond ETF	106	12,317
Total Investment Companies (cost $249,561)		276,638
SHORT TERM INVESTMENTS 9.7%
Securities Lending Collateral 8.3%
Securities Lending Cash Collateral Fund LLC, 1.02% (b) (c)	23,335	23,335
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 0.89% (b) (c)	3,990	3,990
Total Short Term Investments (cost $27,325)		27,325
Total Investments 108.2% (cost $276,886)		303,963
Other Assets and Liabilities, Net (8.2)%		(23,000)
Total Net Assets 100.0%		$280,963

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Tactical ETF Growth Fund
INVESTMENT COMPANIES 98.6%
Alternative 3.8%
iShares U.S. Real Estate ETF (a)	102	$8,127
Domestic Equity 53.1%
iShares Core S&P 500 ETF	113	28,543
iShares Core S&P Mid-Cap ETF	88	15,762
iShares Edge MSCI USA Value Factor ETF	254	19,615
iShares S&P SmallCap 600 Index Fund (a)	77	5,717
iShares U.S. Consumer Services ETF	62	10,202
iShares U.S. Financial Services ETF (a)	124	14,833
iShares U.S. Healthcare ETF (a)	37	6,404
iShares U.S. Technology ETF (a)	71	10,728
		111,804
Domestic Fixed Income 13.0%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	60	2,887
iShares Core Total U.S. Bond Market ETF	102	11,232
iShares Floating Rate Bond ETF (a)	76	3,857
iShares Intermediate Credit Bond ETF (a)	57	6,329
iShares TIPS Bond ETF	28	3,133
		27,438
Emerging Markets Equity 12.0%
iShares Core MSCI Emerging Markets ETF	253	13,658
iShares MSCI EAFE Small Cap Index Fund	140	8,683
iShares MSCI India ETF	91	2,989
		25,330
International Equity 14.5%
iShares Core MSCI EAFE ETF	475	30,468
International Fixed Income 2.2%
iShares JPMorgan USD Emerging Markets Bond ETF	39	4,555
Total Investment Companies (cost $182,733)		207,722
SHORT TERM INVESTMENTS 11.0%
Securities Lending Collateral 9.6%
Securities Lending Cash Collateral Fund LLC, 1.02% (b) (c)	20,175	20,175
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 0.89% (b) (c)	2,924	2,924
Total Short Term Investments (cost $23,099)		23,099
Total Investments 109.6% (cost $205,832)		230,821
Other Assets and Liabilities, Net (9.6)%		(20,205)
Total Net Assets 100.0%		$210,616

(a) All or portion of the security was on loan.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/AQR Risk Parity Fund (a)
GOVERNMENT AND AGENCY OBLIGATIONS 39.8%
France 5.3%
France Government Inflation Indexed Bond
1.10%, 07/25/22, EUR (b)	582	$775
0.10%, 07/25/21 - 03/01/25, EUR (b)	506	641
1.85%, 07/25/27, EUR (b)	270	402
		1,818
Germany 5.0%
Deutsche Bundesrepublik Inflation Indexed Bond
0.10%, 04/15/23 - 04/15/26, EUR (b)	1,342	1,729
United Kingdom 6.4%
United Kingdom Inflation Indexed Bond
0.13%, 03/22/24 - 03/22/26, GBP (b)	1,422	2,205
United States of America 23.1%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/20 - 07/15/26 (b)	5,994	5,978
0.38%, 07/15/25 (b)	847	846
0.63%, 01/15/26 (b)	1,092	1,106
		7,930
Total Government And Agency Obligations (cost $13,432)		13,682
	Shares/Par†	Value
SHORT TERM INVESTMENTS 56.1%
Investment Companies 39.0%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	6,159	6,159
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 0.92% (d)	7,233	7,233
		13,392
Treasury Securities 17.1%
U.S. Treasury Bill
1.16%, 10/12/17	4,466	4,464
1.15%, 01/25/18	1,406	1,401
		5,865
Total Short Term Investments (cost $19,258)		19,257
Total Investments 95.9% (cost $32,690)		32,939
Other Derivative Instruments (0.2)%		(78)
Other Assets and Liabilities, Net 4.3%		1,490
Total Net Assets 100.0%		$34,351

(a) Consolidated Schedule of Investments.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Amsterdam Exchanges Index	1	October 2017	EUR	105	$1	$2
ASX SPI 200 Index	3	December 2017	AUD	428	1	(2)
Australia Commonwealth Treasury Bond, 10-Year	12	December 2017	AUD	1,550	2	(20)
Brent Crude Oil	15	January 2018		815	(5)	34
CAC40 10 Euro	4	October 2017	EUR	208	2	6
Canadian Government Bond, 10-Year	13	December 2017	CAD	1,791	(1)	(27)
Cocoa	2	December 2017		39	1	2
Coffee 'C'	5	December 2017		251	(1)	(11)
Corn	27	December 2017		535	4	(55)
Cotton No. 2	3	December 2017		109	(1)	(7)
E-mini Russell 2000 Index	9	December 2017		638	—	33
Euro STOXX 50	16	December 2017	EUR	560	5	15
Euro-Bund	53	December 2017	EUR	8,604	13	(83)
Feeder Cattle	1	January 2018		73	(1)	3
FTSE 100 Index	8	December 2017	GBP	587	6	(1)
FTSE/JSE Top 40 Index	6	December 2017	ZAR	3,019	2	(1)
German Stock Index	1	December 2017	EUR	313	3	8
Gold 100 oz.	9	December 2017		1,108	(4)	48
IBEX 35 Index	1	October 2017	EUR	103	—	—
Japanese Government Bond, 10-Year	4	December 2017	JPY	604,697	3	(29)
KCBT Wheat	1	December 2017		27	(1)	(5)
KOSPI 200	4	December 2017	KRW	311,496	2	5
Lean Hogs	6	December 2017		143	4	1
Live Cattle	9	December 2017		398	1	17
LME Aluminum	9	December 2017		433	40	40
LME Copper	3	December 2017		446	40	40
LME Lead	1	December 2017		58	4	4
LME Nickel	2	December 2017		111	15	15
LME Zinc	3	December 2017		210	27	27
Low Sulphur Gas Oil	5	December 2017		256	(1)	11
Natural Gas	7	December 2017		228	—	(5)
NY Harbor ULSD	4	December 2017		295	(2)	8
RBOB Gasoline	4	December 2017		264	(3)	2
S&P 500 E-Mini Index	55	December 2017		6,808	23	111
S&P MidCap 400 E-Mini Index	5	December 2017		867	1	31
S&P/Toronto Stock Exchange 60 Index	3	December 2017	CAD	526	1	21
SGX Nifty 50 Index	6	October 2017		119	—	(1)
Silver	4	December 2017		337	(3)	(3)
Soybean	10	January 2018		484	4	5
Soybean Meal	6	December 2017		190	3	—
Soybean Oil	9	December 2017		172	—	5
Sugar #11 (World Markets)	18	March 2018		290	3	(6)
Tokyo Price Index	7	December 2017	JPY	110,756	(2)	58
U.K. Long Gilt	12	December 2017	GBP	1,523	4	(50)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Note, 10-Year	165	December 2017	20,871	(39)	(194)
Wheat	12	December 2017	327	(4)	(58)
WTI Crude Oil	20	December 2017	994	2	45
				$149	$39

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
BRL/USD	CIT	12/20/17	BRL	1,146	$358	$(4)
BRL/USD	CIT	12/20/17	BRL	1,454	454	1
CHF/USD	CIT	12/20/17	CHF	27	27	—
CNH/USD	CIT	12/20/17	CNH	829	125	(2)
CNH/USD	CIT	12/20/17	CNH	971	146	—
HKD/USD	CIT	10/03/17	HKD	13	2	—
HKD/USD	CIT	12/20/17	HKD	98	13	—
HUF/USD	CIT	12/20/17	HUF	141,901	540	(15)
HUF/USD	CIT	12/20/17	HUF	900	3	—
INR/USD	CIT	12/20/17	INR	33,800	513	(9)
INR/USD	CIT	12/20/17	INR	1,700	26	—
KRW/USD	CIT	12/20/17	KRW	1,201,399	1,051	(17)
KRW/USD	CIT	12/20/17	KRW	33,100	29	—
MXN/USD	CIT	12/20/17	MXN	18,899	1,025	(22)
MXN/USD	CIT	12/20/17	MXN	600	33	—
PLN/USD	CIT	12/20/17	PLN	2,600	713	(17)
TRY/USD	CIT	12/20/17	TRY	3,701	1,015	(25)
TRY/USD	CIT	12/20/17	TRY	200	55	—
USD/EUR	CIT	12/20/17	EUR	(5,883)	(6,982)	79
USD/GBP	CIT	12/20/17	GBP	(1,641)	(2,204)	(80)
USD/HKD	CIT	12/20/17	HKD	(242)	(31)	—
ZAR/USD	CIT	12/20/17	ZAR	6,735	491	(19)
ZAR/USD	CIT	12/20/17	ZAR	564	41	—
					$(2,557)	$(130)

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†		Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
FUTURES
Bovespa Index Future, Expiration October 2017, pays at expiration date	BOA	N/A	10/18/17	BRL	690	$18
KOSPI 200 Future, Expiration December 2017, pays at expiration date	BOA	N/A	12/14/17	KRW	155,845	3
Swiss Market Index Future, Expiration December 2017, pays at expiration date	BOA	N/A	12/15/17	CHF	360	5
Hang Seng China Enterprises Index Future, Expiration October 2017, pays at expiration date	GSC	N/A	10/30/17	HKD	1,647	(1)
KOSPI 200 Future, Expiration December 2017, pays at expiration date	GSC	N/A	12/14/17	KRW	78,770	1
MSCI Taiwan Index Future, Expiration October 2017, pays at expiration date	GSC	N/A	10/30/17		38	—
SGX Nifty 50 Index Future, Expiration October 2017, pays at expiration date	GSC	N/A	10/26/17		20	—
Hang Seng China Enterprises Index Future, Expiration October 2017, pays at expiration date	MLP	N/A	10/30/17	HKD	5,480	(3)
Hang Seng Index Future, Expiration October 2017, pays at expiration date	MLP	N/A	10/30/17	HKD	1,378	—
MSCI Taiwan Index Future, Expiration October 2017, pays at expiration date	MLP	N/A	10/30/17		348	(2)
SGX Nifty 50 Index Future, Expiration October 2017, pays at expiration date	MLP	N/A	10/26/17		159	(2)
						$19

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/BlackRock Global Long Short Credit Fund
COMMON STOCKS 0.7%
Germany 0.2%
Aroundtown Property Holdings Plc	48	$345
Italy 0.1%
Telecom Italia SpA (a)	162	152
United States of America 0.4%
AMC Networks Inc. - Class A (a)	5	292
QUALCOMM Inc.	9	474
		766
Total Common Stocks (cost $1,181)		1,263
PREFERRED STOCKS 0.1%
United States of America 0.1%
SLM Corp. - Series B, 3.02%, (callable at 100 beginning 12/15/17) (b)	3	202
Total Preferred Stocks (cost $206)		202
INVESTMENT COMPANIES 0.1%
United States of America 0.1%
SPDR Dow Jones Industrial Average ETF Trust	1	112
Technology Select Sector SPDR Fund	2	115
Total Investment Companies (cost $227)		227
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.6%
Australia 0.3%
Virgin Australia Trust
Series 2013-1C, 7.13%, 10/23/18 (c)	248	256
Series 2013-1B, 6.00%, 10/23/20 (c)	152	156
		412
Canada 0.2%
Air Canada Pass-Through Trust
Series 2013-C-1, 6.63%, 05/15/18 (c)	350	358
Cayman Islands 0.8%
ALM VI Ltd.
Series 2012-CRR-6A, 4.50%, (3M US LIBOR + 3.20%), 07/15/26 (c) (d)	300	302
Atlas Senior Loan Fund IV Ltd.
Series 2013-A3LR-2A, 3.26%, (3M US LIBOR + 1.95%), 02/17/26 (c) (d)	350	350
Mountain Hawk CLO Ltd.
Series 2013-A1-2A, 2.47%, (3M US LIBOR + 1.16%), 07/22/24 (c) (d)	460	461
Voya CLO Ltd.
Series 2013-BR-3A, 3.45%, (3M US LIBOR + 2.15%), 01/18/26 (c) (d)	255	255
		1,368
Ireland 1.7%
Adagio V CLO DAC
Series V-E-X, 6.70%, (3M EU EURIBOR + 6.70%), 10/15/29, EUR (d) (e)	110	132
Arbour CLO Ltd.
Series 2014-E-1X, 5.00%, (3M EU EURIBOR + 5.00%), 06/16/27, EUR (d) (e)	238	281
Avoca CLO XIV Ltd.
Series SUB-14X, 0.00%, 07/12/28, EUR (e) (f)	400	379
Series F-14X, 5.75%, (3M EU EURIBOR + 5.75%), 07/12/28, EUR (d) (e)	300	348
Avoca CLO XV Ltd.
Series M1-15X, 0.00%, 01/15/29, EUR (d) (e)	500	472
Series F-15X, 6.75%, (3M EU EURIBOR + 6.75%), 01/15/29, EUR (d) (e)	230	270
BlueMountain EUR CLO II Ltd.
Series 2017-E-2X, 5.45%, (3M EU EURIBOR + 5.45%), 07/15/30, EUR (d) (e)	100	118
Cordatus CLO Plc
Series E-8X, 5.70%, (3M EU EURIBOR + 5.70%), 01/23/20, EUR (d) (e)	100	120
CVC Cordatus Loan Fund VI Ltd.
Series SUB-6X, 0.00%, 04/15/29, EUR (d) (e)	450	484
OCP CLO Ltd.
Series 2017-E-1X, 5.35%, (3M EU EURIBOR + 5.35%), 06/18/30, EUR (d) (e)	100	118
	Shares/Par†	Value
Ozlme II DAC
Series E-2X, 4.90%, (3M EU EURIBOR + 4.90%), 10/15/30, EUR (d) (e)	100	115
		2,837
Netherlands 0.3%
Cairn CLO VI BV
Series 2016-E-6X, 6.25%, (3M EU EURIBOR + 6.25%), 07/25/29, EUR (d) (e)	200	240
Dryden XLVI Euro CLO BV
Series 2016-E-46X, 5.75%, (3M EU EURIBOR + 5.75%), 01/15/30, EUR (d) (e)	104	125
Jubilee CDO BV
Series VIII-SUB-X, 4.73%, 01/15/24, EUR (d) (e) (g)	458	213
		578
Turkey 0.2%
Turk Hava Yollari AO
Series 2015-A-1, 4.20%, 03/15/27 (c)	293	286
United Arab Emirates 0.1%
Doric Nimrod Air Alpha Pass-Through Trust
Series 2013-1A, 5.25%, 05/30/23 (c)	197	207
United Kingdom 0.3%
Paragon Mortgages No. 13 Plc
Series 13X-A2C, 1.48%, (3M US LIBOR + 0.09%), 01/15/39 (d) (e)	512	464
United States of America 9.7%
American Airlines Pass-Through Trust
Series 2013-1C, 6.13%, 07/15/18 (c)	1,750	1,795
Series 2001-A-1-1, 6.98%, 05/23/21	472	500
Series 2017-B1-B, 4.95%, 02/15/25	500	523
CFCRE Commercial Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.92%, 05/10/58 (d)	1,849	204
Continental Airlines Inc. Pass-Through Certificates
Series 2012-C-3, 6.13%, 04/29/18	397	405
Core Industrial Trust
Series 2015-F-CALW, REMIC, 3.98%, 02/10/22 (c) (d)	380	384
Series 2015-G-CALW, REMIC, 3.98%, 02/10/22 (c) (d)	360	352
Credit Acceptance Auto Loan Trust
Series 2015-B-2A, 3.04%, 01/15/19 (c)	305	307
Series 2015-C-2A, 3.76%, 01/15/19 (c)	250	253
Series 2015-B-1A, 2.61%, 01/17/23 (c)	260	260
DCP Rights LLC
Series 2014-A-1A, 5.46%, 10/25/21 (c)	259	256
Delta Air Lines Pass-Through Trust
Series 2015-B-1, 4.25%, 07/30/23	1,320	1,365
GAHR Commercial Mortgage Trust
Series 2015-EFX-NRF, REMIC, 3.49%, 12/15/19 (c) (d)	705	705
Series 2015-FFX-NRF, REMIC, 3.49%, 12/15/19 (c) (d)	380	377
Series 2015-GFX-NRF, REMIC, 3.49%, 12/15/19 (c) (d)	295	291
GRACE Mortgage Trust
Series 2014-F-GRCE, REMIC, 3.71%, 06/10/21 (c) (d)	205	207
Lone Star Portfolio Trust
Series 2015-E-LSP, REMIC, 6.83%, (1M US LIBOR + 5.60%), 09/15/20 (c) (d)	439	446
Navient Private Education Loan Trust
Series 2015-A3-AA, 2.93%, (1M US LIBOR + 1.70%), 07/15/24 (c) (d)	295	306
Series 2015-B-AA, 3.50%, 12/15/24 (c)	100	89
OneMain Financial Issuance Trust
Series 2015-A-1A, 3.19%, 01/18/18 (c)	290	293
Series 2015-B-1A, 3.85%, 01/18/18 (c)	290	291
Series 2015-A-2A, 2.57%, 10/18/18 (c)	507	508
Series 2015-B-2A, 3.10%, 01/18/19 (c)	155	153
Series 2014-A-1A, 2.43%, 06/18/24 (c)	—	—
SLM Private Education Loan Trust
Series 2011-A3-B, 3.48%, (1M US LIBOR + 2.25%), 05/15/19 (c) (d)	630	655
Series 2013-B-B, 3.00%, 12/15/19 (c)	360	362

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
SMB Private Education Loan Trust
Series 2015-B-C, 3.50%, 03/15/26 (c)	775	765
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (c)	475	478
United Airlines Inc. Pass-Through Trust
Series 2014-B-2, 4.63%, 09/03/22	422	436
Series 2013-A-1, 4.30%, 08/15/25	426	455
US Airways Pass-Through Trust
Series 2012-C-2, 5.45%, 06/03/18	1,000	1,016
Series 2012-B-1, 8.00%, 10/01/19	165	179
Series 2012-B-2, 6.75%, 06/03/21	542	595
Series 2013-B-1, 5.38%, 11/15/21	1,360	1,446
		16,657
Total Non-U.S. Government Agency Asset-Backed Securities (cost $22,781)		23,167
CORPORATE BONDS AND NOTES 72.9%
Australia 1.7%
BHP Billiton Finance Ltd.
5.62%, 10/22/79, EUR (e)	200	285
Volcan Holdings Inc.
4.13%, 04/11/20, GBP (e) (h)	600	863
Westpac Banking Corp.
4.32%, (USD Swap Semi 30/360 (>2-10Y) 5Y + 2.24%), 11/23/31 (d) (h)	1,705	1,749
		2,897
Belgium 0.6%
Anheuser-Busch InBev SA
2.00%, 03/17/28, EUR (e)	300	377
Ethias SA
5.00%, 01/14/26, EUR	200	260
Nyrstar Netherlands Holdings BV
6.88%, 03/15/24, EUR (e)	345	428
		1,065
Canada 2.4%
1011778 B.C. Unlimited Liability Co.
4.25%, 05/15/24 (c)	4	4
5.00%, 10/15/25 (c)	566	577
Bombardier Inc.
8.75%, 12/01/21 (c)	406	437
7.50%, 03/15/25 (c)	56	56
Cenovus Energy Inc.
4.25%, 04/15/27 (c)	860	852
5.40%, 06/15/47 (c)	730	732
Kinross Gold Corp.
4.50%, 07/15/27 (c)	5	5
Mattamy Group Corp.
6.50%, 10/01/25 (c)	31	32
MDC Partners Inc.
6.50%, 05/01/24 (c)	74	75
MEG Energy Corp.
6.50%, 01/15/25 (c)	96	94
NOVA Chemicals Corp.
4.88%, 06/01/24 (c)	14	14
5.25%, 06/01/27 (c)	29	29
Seven Generations Energy Ltd.
5.38%, 09/30/25 (c)	13	13
Teck Resources Ltd.
8.50%, 06/01/24 (c)	274	315
6.00%, 08/15/40	365	396
5.20%, 03/01/42	53	53
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (c)	470	469
		4,153
Cyprus 0.2%
Volcan Holdings Inc.
3.88%, 10/10/20, GBP (e) (h)	200	267
Finland 0.0%
Nokia OYJ
4.38%, 06/12/27	6	6
France 3.8%
Air Liquide Finance SA
2.50%, 09/27/26 (c)	200	191
	Shares/Par†	Value
Areva SA
4.88%, 09/23/24, EUR	700	921
BNP Paribas Cardif SA
4.03%, (callable at 100 beginning 11/25/25), EUR (b) (e)	200	256
CNP Assurances SA
4.50%, 06/10/47, EUR (e)	100	133
Danone SA
2.95%, 11/02/26 (c)	310	300
Electricite de France SA
4.13%, (callable at 100 beginning 01/22/22), EUR (b) (e)	200	254
3.63%, 10/13/25 (e)	910	935
4.63%, 04/26/30, EUR (e)	100	154
Nexans SA
2.50%, 01/01/19, EUR (e) (h)	223	205
Numericable - SFR SA
7.38%, 05/01/26 (c)	423	457
Orange SA
4.00%, (callable at 100 beginning 10/01/21), EUR (b) (e)	200	257
5.25%, (callable at 100 beginning 02/07/24), EUR (b) (e)	200	273
3.38%, 09/16/22, EUR (e)	650	880
1.00%, 05/12/25, EUR (e)	200	238
Societe Generale SA
8.00%, (callable at 100 beginning 09/29/25) (b) (c) (h)	400	458
TDF Infrastructure SAS
2.50%, 04/07/26, EUR (e)	200	246
Total Capital International SA
1.38%, 10/04/29, EUR (e)	300	356
		6,514
Germany 2.5%
AT Securities BV
5.25%, (callable at 100 beginning 07/21/23) (b) (e)	250	251
ATF Netherlands BV
1.88%, 01/19/26, EUR (e)	400	471
CPI Property Group SA
2.13%, 10/04/24, EUR (e)	100	119
Deutsche Bank AG
4.30%, (USD Swap Semi 30/360 (>2-10Y) 5Y + 2.25%), 05/24/28 (d)	380	377
Grand City Properties SA
3.75%, (callable at 100 beginning 02/18/22), EUR (b)	200	253
HSH Nordbank AG
7.25%, (callable at 100 beginning 12/30/17) (b)	799	227
RAG-Stiftung
0.00%, 12/31/18, EUR (e) (f) (h)	200	242
Siemens Financieringsmaatschappij NV
3.40%, 03/16/27 (c)	350	359
Unitymedia GmbH
3.75%, 01/15/27, EUR (e)	300	358
Unitymedia Hessen GmbH & Co. KG
4.00%, 01/15/25, EUR (e)	305	381
3.50%, 01/15/27, EUR (e)	390	476
Volkswagen Leasing GmbH
1.13%, 04/04/24, EUR (e)	300	351
ZF North America Capital Inc.
2.75%, 04/27/23, EUR (e)	300	382
		4,247
Hong Kong 0.1%
Hongkong & Shanghai Banking Corp. Ltd.
1.50%, (callable at 100 beginning 10/27/17) (b)	300	249
Ireland 0.1%
Ardagh Packaging Finance Plc
7.25%, 05/15/24 (c)	200	220
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (c)	10	10
4.50%, 03/15/23 (c)	5	5
		235

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Italy 1.7%
Buzzi Unicem SpA
2.13%, 04/28/23, EUR (e)	200	250
Intesa Sanpaolo SpA
7.00%, (callable at 100 beginning 01/19/21), EUR (b) (e)	200	252
5.02%, 06/26/24 (c)	200	203
Meccanica Holdings USA Inc.
7.38%, 07/15/39 (c)	130	159
Telecom Italia Finance SA
7.75%, 01/24/33, EUR	130	233
Telecom Italia SpA
1.13%, 03/26/22, EUR (e) (h)	800	947
UniCredit SpA
9.25%, (callable at 100 beginning 06/03/22), EUR (b) (e)	250	343
6.95%, 10/31/22, EUR (e)	160	231
5.86%, (Bloomberg Barclays US Corporate High Yield Total Return Index Value Unhedged USD + 3.70%), 06/19/32 (c) (d)	200	210
		2,828
Japan 1.1%
Nippon Life Insurance Co.
4.00%, 09/19/47 (c)	640	635
SoftBank Group Corp.
4.75%, 09/19/24 (e)	300	299
5.25%, 07/30/27, EUR (e)	300	400
Sumitomo Life Insurance Co.
4.00%, 09/14/77 (c)	640	628
		1,962
Jersey 0.2%
LHC3 Plc
4.88%, 08/15/24, EUR (e) (i)	302	363
Luxembourg 0.3%
Bilbao Luxembourg SA
10.50%, 12/01/18, EUR (e) (i)	201	239
Intelsat Jackson Holdings SA
9.75%, 07/15/25 (c)	16	16
Swissport Financing SARL
9.75%, 12/15/22, EUR (e)	200	255
		510
Netherlands 2.6%
ABN AMRO Bank NV
4.75%, (callable at 100 beginning 09/22/27), EUR (b) (e)	200	237
Capital Stage Finance BV
5.25%, (callable at 100 beginning 09/13/23), EUR (b) (e) (h)	200	247
Heineken NV
1.50%, 10/03/29, EUR (e)	275	322
ING Groep NV
6.50%, (callable at 100 beginning 04/16/25) (b) (h)	420	449
1.62%, 09/26/29, EUR (e)	200	234
Neptune Finco Corp.
10.13%, 01/15/23 (c)	1,450	1,672
Petrobras Global Finance BV
4.75%, 01/14/25, EUR	300	380
8.75%, 05/23/26	200	241
Teva Pharmaceutical Finance III BV
2.80%, 07/21/23	745	711
		4,493
Portugal 0.8%
Banco Espirito Santo SA
0.00%, 05/08/17 - 01/21/19, EUR (a) (e) (j)	3,800	1,309
Spain 0.7%
Banco Bilbao Vizcaya Argentaria SA
8.88%, (callable at 100 beginning 04/14/21), EUR (b) (e)	200	275
Banco Santander SA
6.75%, (callable at 100 beginning 04/25/22), EUR (b) (e)	200	260
	Shares/Par†	Value
Bankia SA
4.00%, 05/22/24, EUR (e)	200	246
Masaria Investments SAU
5.00%, 09/15/24, EUR (e)	156	186
Telefonica Europe BV
3.75%, (callable at 100 beginning 03/15/22), EUR (b) (e)	100	124
5.87%, (callable at 100 beginning 03/31/24), EUR (b) (e)	100	136
		1,227
Sweden 0.1%
Ovako AB
5.00%, 10/05/22, EUR (e)	100	121
Switzerland 2.0%
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (b) (c)	885	944
3.57%, 01/09/23 (c)	250	257
4.28%, 01/09/28 (c)	250	260
Novartis Capital Corp.
3.10%, 05/17/27	150	152
UBS Group AG
6.87%, (callable at 100 beginning 03/22/21) (b) (e)	395	425
UBS Group Funding Switzerland AG
3.49%, 05/23/23 (c)	640	656
2.86%, 08/15/23 (c)	680	677
		3,371
United Kingdom 8.0%
Anglo American Capital Plc
1.63%, 09/18/25, EUR (e)	100	117
Ardonagh Midco 3 Plc
8.38%, 07/15/23, GBP (e)	500	693
AstraZeneca Plc
3.13%, 06/12/27	320	316
Barclays Plc
2.62%, 11/11/25, EUR (e)	120	147
5.20%, 05/12/26	910	973
DS Smith Plc
1.38%, 07/26/24, EUR (e)	225	266
Global Switch Holdings Ltd.
2.25%, 05/31/27, EUR (e)	200	244
HBOS Capital Funding LP
6.85%, (callable at 100 beginning 12/23/17) (b) (e)	330	337
HSBC Holdings Plc
6.00%, (callable at 100 beginning 05/22/27) (b) (h)	1,280	1,349
6.87%, (callable at 100 beginning 05/22/27) (b) (h)	490	533
ITV Plc
2.00%, 12/01/23, EUR (e)	115	140
Jerrold Finco Plc
6.25%, 09/15/21, GBP (e)	100	140
6.13%, 01/15/24, GBP (e)	200	275
Lloyds Banking Group Plc
1.50%, 09/12/27, EUR (e)	450	526
Marks & Spencer Group Plc
3.00%, 12/08/23, GBP (e)	300	410
National Westminster Bank Plc
1.63%, (callable at 100 beginning 11/28/17) (b)	400	338
Noble Holding International Ltd.
7.75%, 01/15/24	51	45
Punch Taverns Finance B Ltd.
5.94%, 09/30/22, GBP	107	155
Punch Taverns Finance Plc
0.29%, (3M GB LIBOR + 0.00%), 07/15/21, GBP (d) (e)	16	21
5.79%, (3M GB LIBOR + 5.50%), 10/15/27, GBP (d) (e)	328	440
Royal Bank of Scotland Group Plc
8.62%, (callable at 100 beginning 08/15/21) (b) (h)	640	708
3.50%, (3M US LIBOR + 1.48%), 05/15/23 (d)	1,705	1,714

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Santander UK Plc
5.00%, 11/07/23 (c)	806	872
Tullow Oil Jersey Ltd.
6.63%, 07/12/21 (e) (h)	200	234
Tullow Oil Plc
6.25%, 04/15/22 (e)	400	390
6.25%, 04/15/22 (c)	200	194
Unique Pub Finance Co. Plc
5.66%, 06/30/27, GBP	431	653
6.46%, 03/30/32, GBP (e)	351	470
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24, GBP (e)	150	206
Virgin Media Secured Finance Plc
6.25%, 03/28/29, GBP (e)	205	297
Vodafone Group Plc
0.00%, 11/26/20, GBP (e) (f) (h)	300	391
		13,594
United States of America 44.0%
1011778 B.C. Unlimited Liability Co.
6.00%, 04/01/22 (c)	1,050	1,083
ADT Corp.
3.50%, 07/15/22	12	12
Aircastle Ltd.
5.50%, 02/15/22	50	55
Alcoa Inc.
5.13%, 10/01/24	80	85
Alere Inc.
6.50%, 06/15/20	1,375	1,395
6.38%, 07/01/23 (c)	1,325	1,428
Allison Transmission Inc.
5.00%, 10/01/24 (c)	10	10
AMC Networks Inc.
4.75%, 08/01/25	9	9
American Airlines Group Inc.
4.63%, 03/01/20 (c)	515	530
Amsurg Corp.
5.63%, 07/15/22	80	83
Anadarko Petroleum Corp.
6.60%, 03/15/46	430	530
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	330	341
Apache Corp.
4.25%, 01/15/44	420	395
APX Group Inc.
8.75%, 12/01/20	30	31
7.63%, 09/01/23 (c)	9	9
Arch Merger Sub Inc.
8.50%, 09/15/25 (c)	1,000	974
Ascend Learning LLC
6.88%, 08/01/25 (c)	25	26
Ascent Resources Utica Holdings LLC
10.00%, 04/01/22 (c)	20	22
AT&T Inc.
0.00%, 11/27/22 (c) (f)	2,000	1,691
3.90%, 08/14/27	1,065	1,067
2.35%, 09/04/29, EUR	150	180
3.15%, 09/04/36, EUR	125	149
4.90%, 08/14/37	425	430
5.45%, 03/01/47	425	448
5.15%, 02/14/50	425	428
Avantor Inc.
4.75%, 10/01/24, EUR (e)	257	309
6.00%, 10/01/24 (c)	379	388
9.00%, 10/01/25 (c)	115	118
Avis Budget Finance Plc
4.50%, 05/15/25, EUR (e)	100	120
Bank of America Corp.
2.82%, (3M US LIBOR + 0.93%), 07/21/23 (d)	1,065	1,065
4.25%, 10/22/26	425	445
3.71%, 04/24/28	425	433
3.59%, 07/21/28	535	539
Bayer US Finance LLC
3.38%, 10/08/24 (c)	200	203
	Shares/Par†	Value
Blue Cube Spinco Inc.
10.00%, 10/15/25	20	24
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (c)	118	127
BMC Software Finance Inc.
8.13%, 07/15/21 (c)	52	54
Brand Energy & Infrastructure Services Inc.
8.50%, 07/15/25 (c)	62	67
Broadcom Corp.
3.63%, 01/15/24 (c)	1,075	1,104
3.88%, 01/15/27 (c)	640	659
Cablevision Systems Corp.
7.75%, 04/15/18	575	591
Calpine Corp.
5.25%, 06/01/26 (c)	32	32
CCO Holdings LLC
5.88%, 04/01/24 (c)	145	154
5.13%, 05/01/27 (c)	62	63
5.00%, 02/01/28 (c)	12	12
CDW LLC
5.00%, 09/01/25	70	74
CenturyLink Inc.
6.75%, 12/01/23	345	349
7.50%, 04/01/24	160	166
Cequel Communications Holdings I LLC
5.13%, 12/15/21 (c)	110	112
Charter Communications Operating LLC
5.38%, 05/01/47 (c)	675	699
6.83%, 10/23/55	325	394
Chemours Co.
5.38%, 05/15/27	14	15
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	156	168
5.13%, 06/30/27 (c)	46	47
Chesapeake Energy Corp.
8.00%, 01/15/25 - 06/15/27 (c)	43	43
Chobani LLC
7.50%, 04/15/25 (c)	431	470
Cincinnati Bell Inc.
7.00%, 07/15/24 (c)	30	29
Citigroup Inc.
2.26%, (3M US LIBOR + 0.95%), 07/24/23 (d)	1,065	1,067
3.67%, (3M US LIBOR + 1.39%), 07/24/28 (d)	425	428
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22	294	303
Community Health Systems Inc.
6.25%, 03/31/23	60	59
Concho Resources Inc.
3.75%, 10/01/27	640	642
4.88%, 10/01/47	640	667
CONSOL Energy Inc.
5.88%, 04/15/22	175	177
Continental Resources Inc.
3.80%, 06/01/24	10	10
Cox Communications Inc.
3.25%, 12/15/22 (c)	270	272
2.95%, 06/30/23 (c)	405	400
3.15%, 08/15/24 (c)	425	422
3.50%, 08/15/27 (c)	425	418
4.50%, 06/30/43 (c)	290	269
4.60%, 08/15/47 (c)	640	636
CSC Holdings LLC
5.25%, 06/01/24	75	76
Diamond 1 Finance Corp.
5.88%, 06/15/21 (c)	915	956
Diamond Offshore Drilling Inc.
7.88%, 08/15/25	6	6
Discovery Communications LLC
4.90%, 03/11/26	220	236
3.95%, 03/20/28	425	424
5.00%, 09/20/37	425	434
4.88%, 04/01/43	425	414
5.20%, 09/20/47	425	430
DISH DBS Corp.
7.75%, 07/01/26	90	103

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
DJO Finco LLC
8.13%, 06/15/21 (c)	198	189
Dynegy Inc.
7.38%, 11/01/22	30	31
8.13%, 01/30/26 (c)	6	6
Enterprise Products Operating LLC
5.25%, 08/16/77	815	822
Equinix Inc.
5.88%, 01/15/26	30	33
Exela Intermediate LLC
10.00%, 07/15/23 (c)	8	8
Extraction Oil & Gas Holdings LLC
7.88%, 07/15/21 (c)	30	32
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (c)	6	6
Fidelity International Ltd.
2.50%, 11/04/26, EUR (e)	300	368
Finisar Corp.
0.50%, 12/15/36 (c) (h)	215	202
First Data Corp.
7.00%, 12/01/23 (c)	474	507
Ford Motor Co.
5.29%, 12/08/46	850	891
Ford Motor Credit Co. LLC
4.13%, 08/04/25	390	401
Freeport-McMoRan Inc.
2.38%, 03/15/18	114	114
3.10%, 03/15/20	370	371
4.00%, 11/14/21	85	85
5.45%, 03/15/43	6	6
Frontier Communications Corp.
6.88%, 01/15/25	70	52
Gartner Inc.
5.13%, 04/01/25 (c)	45	48
Gates Global LLC
6.00%, 07/15/22 (c)	125	128
General Motors Co.
4.20%, 10/01/27	425	431
6.60%, 04/01/36	425	504
6.75%, 04/01/46	850	1,025
General Motors Financial Co. Inc.
5.75%, (callable at 100 beginning 09/30/27) (b)	375	389
Genesis Energy LP
6.50%, 10/01/25	7	7
Goldman Sachs Group Inc.
2.31%, (3M US LIBOR + 1.00%), 07/24/23 (d)	1,065	1,068
Great Western Petroleum LLC
9.00%, 09/30/21 (c)	20	20
Grinding Media Inc.
7.38%, 12/15/23 (c)	2	2
GTT Communications Inc.
7.88%, 12/31/24 (c)	4	4
Gulfport Energy Corp.
6.38%, 05/15/25	54	55
Halcon Resources Corp.
6.75%, 02/15/25 (c)	41	42
HCA Inc.
5.25%, 04/15/25	250	270
HD Supply Inc.
5.75%, 04/15/24 (c)	60	64
Herc Spinoff Escrow Issuer LLC
7.50%, 06/01/22 (c)	1,339	1,444
7.75%, 06/01/24 (c)	585	634
Hess Corp.
5.80%, 04/01/47	600	616
Howard Hughes Corp.
5.38%, 03/15/25 (c)	25	25
IHS Markit Ltd.
4.75%, 02/15/25 (c)	7	8
Infor US Inc.
6.50%, 05/15/22	79	82
iStar Inc.
5.25%, 09/15/22	5	5
Italics Merger Sub Inc.
7.13%, 07/15/23 (c)	1,118	1,129
	Shares/Par†	Value
Jaguar Holding Co. II
6.38%, 08/01/23 (c)	62	65
JPMorgan Chase Bank NA
3.88%, (3M US LIBOR + 1.36%), 07/24/38 (d)	770	776
JPMorgan Chase Capital XXIII
2.32%, (3M US LIBOR + 1.00%), 05/15/47 (d)	1,440	1,315
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (c)	6	6
10.50%, 07/15/24 (c)	6	6
KAR Auction Services Inc.
5.13%, 06/01/25 (c)	41	43
KFC Holding Co.
4.75%, 06/01/27 (c)	30	31
Kraft Heinz Foods Co.
4.13%, 07/01/27, GBP (e)	100	147
Kroger Co.
3.70%, 08/01/27	425	419
4.65%, 01/15/48	215	209
Ladder Capital Finance Holdings LLC
5.25%, 10/01/25 (c)	10	10
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (c)	2	2
Lear Corp.
3.80%, 09/15/27	425	424
Level 3 Financing Inc.
6.13%, 01/15/21	137	140
5.13%, 05/01/23	142	145
5.38%, 01/15/24	72	74
5.25%, 03/15/26	127	130
LG FinanceCo Corp.
5.88%, 11/01/24 (c)	610	642
LGE HoldCo VI BV
7.13%, 05/15/24, EUR (e)	270	359
Mallinckrodt International Finance SA
4.88%, 04/15/20 (c)	46	46
5.50%, 04/15/25 (c)	40	36
Masonite International Corp.
5.63%, 03/15/23 (c)	4	4
Meccanica Holdings USA Inc.
6.25%, 01/15/40 (c) (k)	340	384
MGM Growth Properties Operating Partnership LP
4.50%, 09/01/26	90	91
4.50%, 01/15/28 (c)	11	11
MGM Resorts International
6.63%, 12/15/21	80	90
Micron Technology Inc.
5.25%, 08/01/23 - 01/15/24 (c)	1,480	1,542
7.50%, 09/15/23	575	640
Midcontinent Communications & Finance Corp.
6.88%, 08/15/23 (c)	5	5
Morgan Stanley
3.59%, (3M US LIBOR + 1.34%), 07/22/28 (d)	800	802
Navient Corp.
6.75%, 06/25/25	5	5
NGPL PipeCo LLC
4.38%, 08/15/22 (c)	7	7
7.77%, 12/15/37 (c)	26	32
Northwest Florida Timber Finance LLC
4.75%, 03/04/29 (c)	380	361
Novelis Corp.
6.25%, 08/15/24 (c)	168	175
5.88%, 09/30/26 (c)	97	99
NRG Energy Inc.
6.63%, 01/15/27	86	90
Parsley Energy LLC
5.38%, 01/15/25 (c)	20	20
PBF Holding Co. LLC
7.25%, 06/15/25 (c)	9	9
Pilgrim's Pride Corp.
5.75%, 03/15/25 (c)	43	44
5.88%, 09/30/27 (c)	102	104
Pitney Bowes Inc.
3.63%, 09/15/20 (l)	640	642
Platform Specialty Products Corp.
6.50%, 02/01/22 (c)	134	139

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Post Holdings Inc.
5.50%, 03/01/25 (c)	34	35
5.75%, 03/01/27 (c)	10	10
PQ Corp.
6.75%, 11/15/22 (c)	58	63
Prime Security Services Borrower LLC
9.25%, 05/15/23 (c)	1,593	1,757
Qorvo Inc.
6.75%, 12/01/23	510	555
7.00%, 12/01/25	906	1,035
QUALCOMM Inc.
2.60%, 01/30/23	1,065	1,066
Radian Group Inc.
4.50%, 10/01/24	6	6
Realogy Group LLC
4.88%, 06/01/23 (c)	4	4
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (c)	13	14
Reynolds Group Issuer Inc.
7.00%, 07/15/24 (c)	46	49
Rite Aid Corp.
6.13%, 04/01/23 (c)	715	694
7.70%, 02/15/27	45	40
Rowan Cos. Inc.
7.38%, 06/15/25	8	8
RSP Permian Inc.
5.25%, 01/15/25 (c)	30	31
Sabre GLBL Inc.
5.38%, 04/15/23 (c)	182	188
Sanchez Energy Corp.
6.13%, 01/15/23	30	26
SBA Communications Corp.
4.00%, 10/01/22 (c)	16	16
Scientific Games International Inc.
7.00%, 01/01/22 (c)	62	66
10.00%, 12/01/22	20	22
SESI LLC
7.75%, 09/15/24 (c)	8	8
Solera LLC
10.50%, 03/01/24 (c)	60	68
Sotheby's
5.25%, 10/01/22 (c)	38	39
Southwestern Energy Co.
7.50%, 04/01/26	20	21
Sprint Capital Corp.
6.88%, 11/15/28	108	121
8.75%, 03/15/32	22	28
Sprint Corp.
7.88%, 09/15/23	75	87
7.63%, 02/15/25	65	75
Sprint Nextel Corp.
6.00%, 11/15/22	585	630
State Street Corp.
2.32%, (3M US LIBOR + 1.00%), 06/15/37 (d)	730	666
Station Casinos LLC
5.00%, 10/01/25 (c)	15	15
Steel Dynamics Inc.
4.13%, 09/15/25 (c)	8	8
Sunoco Logistics Partners Operations LP
5.40%, 10/01/47	640	650
Surgery Center Holdings Inc.
6.75%, 07/01/25 (c)	8	8
Tallgrass Energy Partners LP
5.50%, 09/15/24 - 01/15/28 (c)	71	72
Tenet Healthcare Corp.
6.00%, 10/01/20	147	157
7.50%, 01/01/22 (c)	39	41
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (c)	20	19
Tesla Inc.
5.30%, 08/15/25 (c)	20	20
Thermo Fisher Scientific Inc.
1.40%, 01/23/26, EUR	275	325
1.95%, 07/24/29, EUR	175	206
2.88%, 07/24/37, EUR	150	178
	Shares/Par†	Value
T-Mobile USA Inc.
6.00%, 03/01/23	81	85
6.50%, 01/15/24	140	149
6.38%, 03/01/25	102	110
TransDigm Inc.
6.00%, 07/15/22	75	78
6.50%, 07/15/24	328	338
Transocean Inc.
9.00%, 07/15/23 (c)	47	51
TTM Technologies Inc.
5.63%, 10/01/25 (c)	5	5
United Rentals North America Inc.
4.63%, 10/15/25	13	13
United States Steel Corp.
8.38%, 07/01/21 (c)	99	109
Univision Communications Inc.
5.13%, 02/15/25 (c)	18	18
USG Corp.
4.88%, 06/01/27 (c)	17	18
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (c)	725	727
6.75%, 08/15/21 (c)	360	354
5.63%, 12/01/21 (c)	525	491
6.50%, 03/15/22 (c)	585	617
7.00%, 03/15/24 (c)	431	459
Venator Finance SARL
5.75%, 07/15/25 (c)	24	25
Verizon Communications Inc.
5.25%, 03/16/37	395	431
4.86%, 08/21/46	336	342
5.50%, 03/16/47	1,280	1,415
4.52%, 09/15/48	320	309
Viacom Inc.
5.87%, (3M US LIBOR + 3.90%), 02/28/57 (d)	695	697
ViaSat Inc.
5.63%, 09/15/25 (c)	8	8
Viking Cruises Ltd.
5.88%, 09/15/27 (c)	22	22
VRX Escrow Corp.
5.38%, 03/15/20 (c)	550	549
Wabash National Corp.
5.50%, 10/01/25 (c)	42	43
Wayne Merger Sub LLC
8.25%, 08/01/23 (c)	210	222
Weatherford International Ltd.
7.75%, 06/15/21	405	421
8.25%, 06/15/23	200	206
Weatherford International Plc
9.88%, 02/15/24 (c)	62	68
Weekley Homes LLC
6.63%, 08/15/25 (c)	5	5
West Street Merger Sub Inc.
6.38%, 09/01/25 (c)	150	150
Western Digital Corp.
7.38%, 04/01/23 (c)	1,344	1,471
10.50%, 04/01/24	2,459	2,888
WildHorse Resource Development Corp.
6.88%, 02/01/25 (c)	6	6
Williams Cos. Inc.
8.75%, 03/15/32 (m)	540	697
5.75%, 06/24/44	425	449
WPX Energy Inc.
8.25%, 08/01/23	20	22
5.25%, 09/15/24	2	2
WR Grace & Co.-Conn
5.13%, 10/01/21 (c)	40	43
Wrangler Buyer Corp.
6.00%, 10/01/25 (c)	5	5
XPO Logistics Inc.
6.50%, 06/15/22 (c)	134	141
Zayo Group LLC
6.38%, 05/15/25	75	81
5.75%, 01/15/27 (c)	29	31
		75,276
Total Corporate Bonds And Notes (cost $124,092)		124,687

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
SENIOR LOAN INTERESTS 22.1%
Canada 0.0%
CEVA Logistics Canada ULC
Term Loan, 6.81%, (3M LIBOR + 5.50%), 03/18/21 (d)	9	8
France 1.1%
SFR Group SA
Term Loan B-10, 3.75%, (3M LIBOR + 3.00%), 01/19/25, EUR (d)	992	1,178
Thom Europe
Term Loan B, 4.00%, (3M EURIBOR + 4.50%), 07/19/24, EUR (d)	500	583
		1,761
Luxembourg 1.4%
Avolon (Luxembourg) SARL
Term Loan B-2, 3.99%, (3M LIBOR + 2.75%), 01/20/22 (d)	75	75
Eircom Finco SARL
Term Loan B-6, 3.25%, (3M EURIBOR + 3.25%), 05/31/22, EUR (d)	561	665
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20 (n)	1,594	1,634
		2,374
Netherlands 0.5%
CEVA Intercompany BV
Term Loan, 6.81%, (3M LIBOR + 5.50%), 03/18/21 (d)	50	48
Nord Anglia Education
Term Loan, 0.00%, (3M EURIBOR + 3.25%), 06/26/24, EUR (d) (o)	500	592
Telenet Financing USD LLC
Term Loan AI, 3.98%, (3M LIBOR + 2.75%), 06/30/25 (d)	125	125
Ziggo Secured Finance Partnership
Term Loan E, 3.73%, (3M LIBOR + 2.50%), 04/23/25 (d)	105	105
		870
Spain 0.3%
Car Rentals Subsidiary SLU
Term Loan B, 6.00%, (3M EURIBOR + 5.50%), 06/30/20, EUR (d)	450	534
United Kingdom 0.7%
CEVA Group Plc
Term Loan, 6.81%, (3M LIBOR + 5.50%), 03/12/21 (d)	69	67
CEVA Logistics BV
Term Loan, 6.50%, (3M LIBOR + 5.50%), 03/12/21 (d)	49	47
Intervias Finco Ltd.
Term Loan D-2, 4.00%, (3M EURIBOR + 4.00%), 01/21/23, EUR (d)	384	456
Parkdean Resorts Holdco Ltd.
Term Loan B, 4.50%, (1M LIBOR + 4.25%), 02/09/24, GBP (d)	500	670
		1,240
United States of America 18.1%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.49%, (3M LIBOR + 2.25%), 02/16/24 (d)	804	803
Accudyne Industries LLC
Term Loan, 5.01%, (3M LIBOR + 3.75%), 08/02/24 (d)	256	257
Albany Molecular Research Inc.
1st Lien Term Loan, 4.57%, (3M LIBOR + 3.25%), 08/01/24 (d)	80	80
Alere Inc.
Term Loan B, 4.49%, (3M LIBOR + 3.25%), 06/15/22 (d)	1,475	1,474
AlixPartners LLP
Term Loan B, 4.30%, (3M LIBOR + 3.00%), 04/29/24 (d)	110	110
Alliant Holdings I Inc.
Term Loan B, 4.56%, (3M LIBOR + 3.25%), 08/12/22 (d)	317	318
	Shares/Par†	Value
Allied Universal Holdco LLC
Term Loan, 5.05%, (3M LIBOR + 3.75%), 07/28/22 (d)	66	65
Alpha 3 BV
Term Loan B-1, 4.30%, (3M LIBOR + 3.00%), 01/31/24 (d)	50	50
Altice US Finance I Corp.
Term Loan, 3.48%, (3M LIBOR + 2.25%), 07/14/25 - 07/20/25 (d)	164	163
AMAYA Holdings BV
Term Loan B, 4.83%, (3M LIBOR + 3.50%), 08/01/21 (d)	67	68
American Builders & Contractors Supply Co. Inc.
Term Loan B, 3.74%, (3M LIBOR + 2.50%), 10/31/23 (d)	73	73
AmWINS Group Inc.
Term Loan B, 6.00%, (3M LIBOR + 2.75%), 01/25/24 (d)	95	95
Applied Systems Inc.
1st Lien Term Loan, 4.57%, (3M LIBOR + 3.25%), 09/18/24 (d)	169	170
2nd Lien Term Loan, 8.32%, (3M LIBOR + 7.00%), 09/15/25 (d)	66	68
Ascent Resources - Marcellus LLC
2nd Lien Term Loan , 8.73%, (3M LIBOR + 7.50%), 07/07/21 (d)	567	36
Avantor Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 09/15/24 (d) (o)	468	469
BCP Renaissance Parent LLC
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 09/20/24 (d) (o)	55	56
Berry Plastics Group Inc.
Term Loan M, 3.49%, (3M LIBOR + 2.25%), 10/01/22 (d)	77	77
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.98%, (3M LIBOR + 3.75%), 01/27/24 (d)	80	76
BMC Software Finance Inc.
Term Loan, 5.24%, (3M LIBOR + 4.00%), 09/10/22 (d)	75	75
Boyd Gaming Corp.
Term Loan B-3, 3.70%, (3M LIBOR + 2.50%), 09/15/23 (d)	54	54
Brand Energy & Infrastructure Services Inc.
Term Loan, 5.80%, (3M LIBOR + 4.25%), 06/16/24 (d)	190	191
Bright Horizons Family Solutions Inc.
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 01/30/20 (d)	76	76
Caesars Entertainment Resort Properties LLC
Term Loan B, 4.74%, (3M LIBOR + 3.50%), 09/17/20 (d)	219	219
Caesars Growth Properties Holdings LLC
Term Loan, 4.24%, (3M LIBOR + 3.00%), 05/08/21 (d)	70	70
Calpine Corp.
Term Loan B-5, 4.05%, (3M LIBOR + 2.75%), 06/15/22 (d)	89	89
Camelot UK Holdco Ltd.
Term Loan B, 4.74%, (3M LIBOR + 3.50%), 10/03/23 (d)	59	59
Catalent Pharma Solutions Inc.
Term Loan B, 3.99%, (1Y LIBOR + 2.75%), 04/30/21 (d)	10	10
Cavium Inc.
Term Loan B-1, 3.49%, (3M LIBOR + 2.25%), 08/16/22 (d)	370	371
CBS Radio Inc.
Term Loan B, 4.74%, (3M LIBOR + 3.50%), 10/06/23 (d)	95	95
CenturyLink Inc.
Term Loan B, 2.75%, (3M LIBOR + 2.75%), 01/31/25 (d)	1,510	1,462
Change Healthcare Holdings Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 02/02/24 (d)	65	65

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Charter Communications Operating LLC
Term Loan H, 3.24%, (3M LIBOR + 2.00%), 01/15/22 (d)	546	547
Term Loan I, 3.49%, (3M LIBOR + 2.25%), 01/15/24 (d)	538	540
Chesapeake Energy Corp.
Term Loan, 8.81%, (3M LIBOR + 7.50%), 08/25/21 (d)	100	108
CHG Healthcare Services Inc.
Term Loan B, 4.56%, (3M LIBOR + 3.25%), 06/07/23 (d)	68	68
Chobani LLC
1st Lien Term Loan, 5.49%, (3M LIBOR + 4.25%), 09/30/23 (d)	614	619
CityCenter Holdings LLC
Term Loan B, 3.73%, (3M LIBOR + 2.50%), 04/07/24 (d)	52	52
Clark Equipment Co.
Term Loan B, 4.01%, (3M LIBOR + 2.75%), 05/11/24 (d)	35	35
Community Health Systems Inc.
Term Loan G, 4.07%, (3M LIBOR + 2.75%), 12/31/19 (d)	73	73
Continental Building Products LLC
Replacement Term Loan, 3.80%, (3M LIBOR + 2.50%), 08/18/23 (d)	79	79
Cortes NP Acquisition Corp.
Term Loan B, 5.24%, (3M LIBOR + 4.00%), 11/30/23 (d)	108	109
Cotiviti Corp.
1st Lien Term Loan B, 3.80%, (3M LIBOR + 2.50%), 09/28/23 (d)	55	55
CSC Holdings LLC
1st Lien Term Loan, 3.48%, (3M LIBOR + 2.25%), 07/15/25 (d)	140	139
Cypress Semiconductor Corp.
Incremental Term Loan, 3.99%, (3M LIBOR + 2.75%), 07/05/21 (d)	450	453
Dell Inc.
Term Loan B, 3.74%, (3M LIBOR + 2.50%), 09/07/23 (d)	1,310	1,314
Digicel International Finance Ltd.
Term Loan B, 5.07%, (3M LIBOR + 3.75%), 05/10/24 (d)	60	60
DJO Finance LLC
Term Loan, 4.49%, (3M LIBOR + 3.25%), 06/08/20 (d)	90	90
DTZ US Borrower LLC
1st Lien Term Loan, 4.55%, (3M LIBOR + 3.25%), 11/04/21 (d)	87	88
Dynegy Inc.
Term Loan C, 4.48%, (3M LIBOR + 3.25%), 06/27/23 (d)	68	68
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 4.24%, (3M LIBOR + 3.00%), 06/23/18 (d)	140	141
Energy Transfer Equity LP
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 01/30/24 (d)	835	839
Envision Healthcare Corp.
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 11/15/23 (d)	104	104
Filtration Group Corp.
1st Lien Term Loan, 4.26%, (3M LIBOR + 3.00%), 11/20/20 (d)	89	89
First Data Corp.
Term Loan A, 3.24%, (3M LIBOR + 2.00%), 06/02/20 (d)	1,248	1,248
Term Loan, 3.74%, (3M LIBOR + 2.50%), 04/20/24 (d)	124	125
Gates Global LLC
Term Loan B, 4.55%, (3M LIBOR + 3.25%), 03/29/24 (d)	222	223
Gavilan Resources LLC
2nd Lien Term Loan, 7.23%, (3M LIBOR + 6.00%), 02/24/24 (d)	56	54
	Shares/Par†	Value
Go Daddy Operating Co. LLC
Term Loan B, 3.74%, (3M LIBOR + 2.50%), 02/08/22 (d)	76	76
Grifols Worldwide Operations USA Inc.
Term Loan, 3.45%, (3M LIBOR + 2.25%), 01/23/25 (d)	149	150
Gruden Acquisition Inc.
Incremental 1st Lien Term Loan, 6.80%, (3M LIBOR + 5.50%), 08/18/22 (d)	55	54
GTCR Valor Co. Inc.
Term Loan B-1, 5.50%, (3M LIBOR + 4.25%), 06/16/23 (d)	55	56
HD Supply Inc.
Term Loan B-3, 4.05%, (3M LIBOR + 2.25%), 08/13/21 (d)	62	62
HD Supply Waterworks Ltd.
Term Loan B, 4.46%, (3M LIBOR + 0.03%), 07/19/24 (d)	163	163
Hostess Brands LLC
Term Loan, 3.74%, (3M LIBOR + 2.50%), 08/03/22 (d)	74	74
Houghton Mifflin Harcourt Co.
Term Loan, 4.24%, (3M LIBOR + 3.00%), 05/28/21 (d)	40	39
Hudson's Bay Co.
Term Loan B, 4.55%, (3M LIBOR + 3.25%), 09/30/22 (d)	45	44
Hyland Software Inc.
1st Lien Term Loan, 4.49%, (3M LIBOR + 3.25%), 07/01/22 (d)	35	35
IG Investment Holdings LLC
Term Loan, 5.30%, (3M LIBOR + 4.00%), 10/31/21 (d)	55	55
Immucor Inc.
Term Loan B-3, 6.31%, (3M LIBOR + 5.00%), 06/15/21 (d)	192	195
Informatica Corp.
Term Loan, 4.80%, (3M LIBOR + 3.50%), 06/01/22 (d)	587	588
Intelsat Jackson Holdings SA
Term Loan B-2, 4.07%, (1Y LIBOR + 2.75%), 06/30/19 (d)	100	100
IQOR US Inc.
Term Loan, 6.30%, (3M LIBOR + 5.00%), 04/01/21 (d)	20	20
Jaguar Holding Co. II
Term Loan, 3.99%, (3M LIBOR + 2.75%), 08/18/22 (d)	169	170
JBS USA LLC
Term Loan B, 5.75%, (3M LIBOR + 2.50%), 10/30/22 (d)	65	64
KAR Auction Services Inc.
Term Loan B-5, 3.81%, (3M LIBOR + 2.50%), 03/09/23 (d)	70	70
Kingpin Intermediate Holdings LLC
1st Lien Term Loan B, 5.49%, (3M LIBOR + 4.25%), 07/03/24 (d)	30	30
Kronos Inc.
Term Loan B, 4.81%, (3M LIBOR + 3.50%), 11/01/23 (d)	109	110
Level 3 Financing Inc.
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 02/17/24 (d)	165	165
Lions Gate Entertainment Corp.
1st Lien Term Loan, 4.24%, (3M LIBOR + 3.00%), 10/12/23 (d)	643	647
LTS Buyer LLC
1st Lien Term Loan, 4.55%, (1Y LIBOR + 3.25%), 03/15/20 (d)	119	119
MacDermid Inc.
Term Loan B-5, 4.74%, (3M LIBOR + 3.50%), 06/07/20 (d)	98	99
Term Loan B-6, 4.24%, (3M LIBOR + 3.00%), 06/07/23 (d)	153	154
McAfee LLC
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 09/30/24 (d) (o)	915	919

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
2nd Lien Term Loan, 0.00%, (3M LIBOR + 8.50%), 09/30/25 (d) (o)	633	633
MGM Growth Properties Operating Partnership LP
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 04/15/23 (d)	147	148
Michaels Stores Inc.
Term Loan B-1, 3.98%, (3M LIBOR + 2.75%), 01/28/23 (d)	48	48
Micron Technology Inc.
Term Loan, 3.80%, (3M LIBOR + 2.50%), 04/15/22 (d)	691	695
Microsemi Corp.
Term Loan B, 3.55%, (3M LIBOR + 2.25%), 12/15/22 (d)	330	330
Mission Broadcasting Inc.
Term Loan B-2, 3.74%, (3M LIBOR + 2.50%), 01/17/24 (d)	16	16
MPH Acquisition Holdings LLC
Term Loan B, 4.30%, (3M LIBOR + 3.00%), 05/16/20 (d)	91	92
National Vision Inc.
1st Lien Term Loan, 4.24%, (3M LIBOR + 3.00%), 03/12/21 (d)	147	147
Nature's Bounty Co.
Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/15/24 (d) (o)	115	114
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.75%), 08/15/25 (d) (o)	50	49
Nautilus Power LLC
Term Loan B, 5.74%, (3M LIBOR + 4.50%), 04/28/24 (d)	55	55
New LightSquared LLC
Term Loan, 10.07%, (3M LIBOR + 8.75%), 06/15/20 (d)	80	75
Nexstar Broadcasting Inc.
Term Loan B-2, 3.74%, (3M LIBOR + 2.50%), 01/17/24 (d)	64	64
ON Semiconductor Corp.
Term Loan, 3.49%, (3M LIBOR + 2.25%), 03/15/23 (d)	361	362
Optiv Security Inc.
1st Lien Term Loan, 4.44%, (3M LIBOR + 3.25%), 01/20/24 (d)	55	52
2nd Lien Term Loan, 8.56%, (3M LIBOR + 7.25%), 01/20/25 (d)	15	14
Ortho-Clinical Diagnostics SA
Term Loan B, 5.05%, (1Y LIBOR + 3.75%), 04/29/21 (d)	264	265
Oxea Finance & Cy SCA
1st Lien Term Loan B-2, 4.48%, (3M LIBOR + 3.50%), 11/30/19 (d)	77	77
Parexel International Corp.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 08/11/24 (d) (o)	95	96
Party City Holdings Inc.
Term Loan, 4.32%, (3M LIBOR + 3.00%), 08/19/22 (d)	35	35
Peak 10 Inc.
1st Lien Term Loan, 4.81%, (3M LIBOR + 3.50%), 07/21/24 (d)	45	45
2nd Lien Term Loan, 8.56%, (3M LIBOR + 7.25%), 07/21/25 (d)	15	15
Petco Animal Supplies Inc.
Term Loan B, 4.31%, (3M LIBOR + 3.00%), 01/26/23 (d)	40	33
PetSmart Inc.
Term Loan B-2, 4.24%, (3M LIBOR + 3.00%), 10/10/22 (d)	15	13
Pinnacle Foods Finance LLC
Term Loan B, 3.23%, (3M LIBOR + 2.00%), 02/03/24 (d)	79	80
Pizza Hut Holdings LLC
1st Lien Term Loan B, 3.23%, (3M LIBOR + 2.00%), 05/23/23 (d)	399	400
PQ Corp.
Term Loan, 5.56%, (3M LIBOR + 3.25%), 11/04/22 (d)	59	60
	Shares/Par†	Value
Prestige Brands Inc.
Term Loan B-5, 3.99%, (3M LIBOR + 2.75%), 01/20/24 (d)	99	99
Prime Security Services Borrower LLC
1st Lien Term Loan, 3.99%, (3M LIBOR + 2.75%), 05/02/22 (d)	404	407
Project Alpha Intermediate Holding Inc.
Term Loan B, 4.81%, (3M LIBOR + 3.50%), 04/26/24 (d)	60	59
Quintiles IMS Inc.
Term Loan B, 3.30%, (3M LIBOR + 2.00%), 03/03/24 (d)	207	208
Term Loan B-1, 0.00%, (3M LIBOR + 2.00%), 01/15/25 (d) (o)	134	135
Rackspace Hosting Inc.
1st Lien Term Loan, 4.31%, (3M LIBOR + 3.00%), 11/06/23 (d)	145	144
Radiate Holdco LLC
1st Lien Term Loan, 4.24%, (3M LIBOR + 3.00%), 12/09/23 (d)	75	74
RBS Global Inc.
Term Loan B, 4.01%, (3M LIBOR + 2.75%), 08/15/20 (d)	89	89
RP Crown Parent LLC
Term Loan B, 4.74%, (3M LIBOR + 3.50%), 09/21/23 (d)	74	74
RPI Finance Trust
Term Loan B-6, 3.30%, (3M LIBOR + 2.00%), 03/13/23 (d)	65	65
Sabre GLBL Inc.
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 02/16/24 (d)	796	799
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 3.99%, (3M LIBOR + 2.75%), 03/01/21 (d)	35	35
2nd Lien Term Loan, 6.99%, (3M LIBOR + 5.75%), 02/28/22 (d)	55	55
Serta Simmons Bedding LLC
1st Lien Term Loan, 4.80%, (3M LIBOR + 3.50%), 10/20/23 (d)	99	96
2nd Lien Term Loan, 9.31%, (3M LIBOR + 8.00%), 10/21/24 (d)	38	36
ServiceMaster Co.
Term Loan B, 3.74%, (3M LIBOR + 2.50%), 11/02/23 (d)	104	104
Signode Industrial Group US Inc.
Term Loan B, 3.99%, (3M LIBOR + 2.75%), 05/01/21 (d)	61	61
Solera LLC
Term Loan B, 4.51%, (3M LIBOR + 3.25%), 02/28/23 (d)	50	50
Sophia LP
Term Loan B, 4.55%, (3M LIBOR + 3.25%), 09/30/22 (d)	60	60
Spectrum Brands Inc.
Term Loan, 3.26%, (3M LIBOR + 2.00%), 06/20/22 (d)	111	112
Spin Holdco Inc.
Term Loan B, 5.01%, (3M LIBOR + 3.75%), 11/14/22 (d)	56	57
Springer SBM Two GmbH
Term Loan, 9.00%, (3M EURIBOR + 8.00%), 08/14/21, EUR (d) (e) (n) (p)	131	155
Sprint Communications Inc.
1st Lien Term Loan B, 3.75%, (3M LIBOR + 2.50%), 02/29/24 (d)	447	447
Staples Inc.
Term Loan B, 5.31%, (3M LIBOR + 4.00%), 08/14/24 (d)	1,057	1,052
Station Casinos LLC
Term Loan B, 3.74%, (3M LIBOR + 2.50%), 05/29/23 (d)	76	76
Tempo Acquisition LLC
Term Loan, 4.24%, (3M LIBOR + 3.00%), 04/20/24 (d)	100	100
TEX Operations Co. LLC
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 08/04/23 (d)	137	137

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Term Loan C, 3.98%, (3M LIBOR + 2.75%), 08/04/23 (d)	32	32
TIBCO Software Inc.
Term Loan B-1, 4.74%, (3M LIBOR + 3.50%), 12/04/20 (d)	35	35
TKC Holdings Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 4.25%), 01/13/23 (d)	100	101
Trader Corp.
Term Loan B, 4.54%, (3M LIBOR + 3.25%), 09/28/23 (d)	30	30
TransDigm Inc.
Extended Term Loan F, 4.26%, (3M LIBOR + 3.00%), 06/09/23 (d)	623	625
Term Loan G, 4.26%, (3M LIBOR + 3.00%), 08/16/24 (d)	144	144
Tronox Blocked Borrower LLC
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 09/15/24 (d) (o)	11	11
Tronox Finance LLC
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 09/30/24 (d) (o)	24	25
Unitymedia Finance LLC
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 09/30/25 (d)	90	90
Univision Communications Inc.
Term Loan C-5, 3.99%, (3M LIBOR + 2.75%), 03/15/24 (d)	70	70
US Foods Inc.
Term Loan B, 3.99%, (3M LIBOR + 2.75%), 06/07/23 (d)	124	124
USI Inc.
Term Loan B, 4.31%, (3M LIBOR + 3.00%), 04/05/24 (d)	40	40
Veresen Midstream LP
Term Loan B-2, 4.74%, (3M LIBOR + 3.50%), 03/31/22 (d)	60	61
Veritas Bermuda Ltd.
Term Loan B, 5.50%, (3M EURIBOR + 4.50%), 01/27/23 (d)	247	294
Veritas Software Corp.
Term Loan B-1, 5.50%, (3M EURIBOR + 4.50%), 06/07/23, EUR (d)	225	268
VF Holding Corp.
Term Loan, 4.55%, (3M LIBOR + 3.25%), 06/30/23 (d)	84	85
Virgin Media Bristol LLC
Term Loan I, 3.98%, (3M LIBOR + 2.75%), 01/31/25 (d)	95	95
Weight Watchers International Inc.
Term Loan B-2, 4.55%, (1Y LIBOR + 3.25%), 04/05/20 (d)	125	123
Western Digital Corp.
Term Loan A, 3.23%, (3M LIBOR + 2.00%), 04/29/21 (d)	175	176
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 04/29/23 (d)	660	663
WEX Inc.
Term Loan B-2, 3.99%, (3M LIBOR + 2.75%), 07/01/23 (d)	93	94
Wrangler Buyer Corp.
Term Loan B, 4.23%, (3M LIBOR + 3.00%), 09/19/24 (d)	35	35
		30,942
Total Senior Loan Interests (cost $37,797)		37,729
GOVERNMENT AND AGENCY OBLIGATIONS 4.3%
Argentina 0.3%
Argentina Republic Government International Bond
6.88%, 04/22/21	425	463
Belarus 0.1%
Republic of Belarus
8.95%, 01/26/18 (e)	100	102
Cote D'Ivoire 0.0%
Ivory Coast Government International Bond
5.75%, 12/31/32 (e)	96	94
	Shares/Par†	Value
Croatia 0.3%
Croatia Government International Bond
3.88%, 05/30/22, EUR (e)	400	532
Egypt 0.1%
Egypt Government International Bond
6.13%, 01/31/22 (e)	200	207
Hungary 0.2%
Hungary Government International Bond
5.38%, 03/25/24	320	366
Indonesia 0.3%
Indonesia Government International Bond
2.88%, 07/08/21, EUR (e)	440	560
Portugal 0.4%
Portugal Government International Bond
5.13%, 10/15/24 (e)	725	764
Russian Federation 0.4%
Russia Government International Bond
5.00%, 04/29/20 (e)	600	636
Serbia 0.6%
Republic of Serbia
5.88%, 12/03/18 (e)	520	540
Serbia International Bond
4.88%, 02/25/20 (e)	400	418
		958
Ukraine 0.2%
Ukraine Government International Bond
7.75%, 09/01/21 (e)	300	318
United States of America 1.3%
U.S. Treasury Bond
3.00%, 05/15/47 (k)	1,404	1,444
U.S. Treasury Note
1.88%, 09/30/22	750	748
		2,192
Venezuela 0.1%
Petroleos de Venezuela SA
6.00%, 11/15/26 (e)	300	91
Venezuela Government International Bond
11.75%, 10/21/26 (e)	100	39
		130
Total Government And Agency Obligations (cost $7,244)		7,322
SHORT TERM INVESTMENTS 32.9%
Repurchase Agreements 32.9%
Repurchase Agreements (q)		56,247
Total Short Term Investments (cost $56,160)		56,247
Total Investments 146.7% (cost $249,688)		250,844
Total Securities Sold Short (31.3)% (proceeds $52,822)		(53,573)
Total Purchased Options 0.1% (cost $308)		100
Other Derivative Instruments (0.3)%		(440)
Other Assets and Liabilities, Net (15.2)%		(25,931)
Total Net Assets 100.0%		$171,000

(a) Non-income producing security.

(b) Perpetual security.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $52,297 and 30.6%, respectively.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Convertible security.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 0.8% of the Fund’s net assets.

(k) All or a portion of the security is pledged or segregated as collateral.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(n) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) This variable rate senior loan will settle after September 30, 2017. The reference rate and spread presented will go into effect upon settlement.

(p) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(q) For repurchase agreements held at September 30, 2017, see Repurchase Agreements in these Schedules of Investments.

	Shares/Par†	Value
SECURITIES SOLD SHORT (31.3%)
CORPORATE BONDS AND NOTES (17.9%)
Belgium (1.0%)
Anheuser-Busch InBev Finance Inc.
4.90%, 02/01/46	(1,225)	$(1,399)
Anheuser-Busch InBev NV
2.70%, 03/31/26, EUR (a)	(250)	(338)
		(1,737)
China (0.2%)
Bank of Communications Co. Ltd.
5.00%, (callable at 100 beginning 07/29/20) (a) (b) (c)	(200)	(207)
Industrial & Commercial Bank of China Ltd.
6.00%, (callable at 100 beginning 12/10/19) (a) (b) (c)	(200)	(209)
		(416)
France (0.3%)
Air Liquide Finance SA
1.00%, 03/08/27, EUR (a)	(100)	(119)
Danone SA
1.21%, 11/03/28, EUR (a)	(300)	(351)
NEW Areva Holding SA
4.38%, 11/06/19, EUR	(100)	(127)
		(597)
Germany (0.3%)
Bayer Capital Corp. BV
1.25%, 11/13/23, EUR (a)	(120)	(150)
Siemens Financieringsmaatschappij NV
2.88%, 03/10/28, EUR (a)	(260)	(367)
		(517)
Israel (0.7%)
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	(300)	(278)
4.10%, 10/01/46	(1,035)	(883)
		(1,161)
Italy (0.1%)
Saipem Finance International BV
3.75%, 09/08/23, EUR (a)	(100)	(125)
Switzerland (0.5%)
Novartis Capital Corp.
4.00%, 11/20/45	(510)	(546)
Novartis Finance SA
1.13%, 09/30/27, EUR (a)	(120)	(144)
Syngenta Finance NV
1.88%, 11/02/21, EUR (a)	(100)	(120)
		(810)
United Kingdom (0.2%)
AstraZeneca Plc
1.25%, 05/12/28, EUR (a)	(270)	(319)
United States of America (14.6%)
AbbVie Inc.
4.45%, 05/14/46	(853)	(905)
Ally Financial Inc.
5.13%, 09/30/24	(325)	(353)
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (d)	(75)	(77)
	Shares/Par†	Value
Bank of America Corp.
6.30%, (callable at 100 beginning 03/10/26) (b)	(850)	(964)
Carrizo Oil & Gas Inc.
6.25%, 04/15/23	(50)	(51)
Cisco Systems Inc.
5.50%, 01/15/40	(850)	(1,074)
Citigroup Inc.
6.25%, (callable at 100 beginning 08/15/26) (b)	(850)	(957)
Comcast Corp.
4.00%, 08/15/47	(640)	(653)
CVS Health Corp.
5.13%, 07/20/45	(763)	(880)
Diamond 1 Finance Corp.
8.35%, 07/15/46 (d)	(640)	(823)
DISH DBS Corp.
5.88%, 11/15/24	(235)	(247)
Endo Finance LLC
5.38%, 01/15/23 (d) (e)	(200)	(164)
Enterprise Products Operating LLC
4.90%, 05/15/46	(640)	(702)
ERAC USA Finance LLC
3.80%, 11/01/25 (d)	(525)	(542)
Express Scripts Holding Co.
4.80%, 07/15/46	(850)	(905)
Exxon Mobil Corp.
3.04%, 03/01/26	(640)	(653)
4.11%, 03/01/46	(640)	(695)
Ford Motor Credit Co. LLC
4.39%, 01/08/26	(1,000)	(1,044)
Intel Corp.
4.10%, 05/11/47	(640)	(680)
International Business Machines Corp.
4.70%, 02/19/46	(190)	(214)
JC Penney Corp. Inc.
5.88%, 07/01/23 (d)	(105)	(106)
JPMorgan Chase & Co.
6.75%, (callable at 100 beginning 02/01/24) (b)	(850)	(974)
Kennametal Inc.
3.88%, 02/15/22	(38)	(39)
Level 3 Financing Inc.
5.38%, 05/01/25	(400)	(413)
Macy's Retail Holdings Inc.
2.88%, 02/15/23	(650)	(614)
Merck & Co. Inc.
3.70%, 02/10/45	(510)	(518)
Mylan NV
3.95%, 06/15/26	(220)	(224)
5.25%, 06/15/46	(850)	(928)
Netflix Inc.
4.38%, 11/15/26 (d)	(520)	(524)
PetSmart Inc.
5.88%, 06/01/25	(136)	(119)
Philip Morris International Inc.
2.75%, 02/25/26	(1,065)	(1,049)
QUALCOMM Inc.
4.30%, 05/20/47	(425)	(437)
Rackspace Hosting Inc.
8.63%, 11/15/24 (d)	(250)	(268)
Seagate HDD Cayman
4.75%, 06/01/23	(110)	(112)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
4.75%, 01/01/25	(425)	(415)
Time Warner Inc.
4.85%, 07/15/45	(752)	(770)
United Rentals North America Inc.
5.88%, 09/15/26	(410)	(447)
Uniti Group LP
8.25%, 10/15/23	(220)	(195)
Verizon Communications Inc.
2.63%, 08/15/26	(1,195)	(1,125)
Walt Disney Co.
4.13%, 06/01/44	(640)	(674)
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (b)	(850)	(949)
Whiting Petroleum Corp.
5.75%, 03/15/21	(90)	(89)
Williams Partners LP
5.10%, 09/15/45	(850)	(902)
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25	(425)	(430)
		(24,904)
Total Corporate Bonds And Notes (proceeds $29,857)		(30,586)
GOVERNMENT AND AGENCY OBLIGATIONS (13.4%)
Ecuador (0.1%)
Ecuador Government International Bond
7.95%, 06/20/24 (a)	(200)	(199)
	Shares/Par†	Value
Spain (0.7%)
Spain Government Bond
5.40%, 01/31/23, EUR (d)	(780)	(1,161)
United States of America (12.6%)
U.S. Treasury Bond
2.75%, 08/15/47	(410)	(401)
U.S. Treasury Note
1.38%, 09/15/20	(1,860)	(1,847)
1.63%, 08/31/22	(9,572)	(9,440)
1.88%, 08/31/24	(1,950)	(1,915)
2.25%, 08/15/27	(8,080)	(8,024)
		(21,627)
Total Government And Agency Obligations (proceeds $22,965)		(22,987)
Total Securities Sold Short (31.3%) (proceeds $52,822)		$(53,573)

(a) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(b) Perpetual security.

(c) Convertible security.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $3,665 and 2.1%, respectively.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares iBoxx $ High Yield Corporate Bond ETF	—	2,319	2,325	7	6	—	—	—
iShares 20+ Year Treasury Bond ETF	846	896	1,758	1	20	(4)	—	—
	846	3,215	4,083	8	26	(4)	—	—

Repurchase Agreements
Counter-party	Collateral	Collateral Par†	Collateral Value	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
APS	AbbVie Inc., 4.45%, due 05/14/46	853	$905	0.50%	09/14/17	Open	$905	905	$905
APS	Express Scripts Holding Co., 4.80%, due 07/15/46	850	905	0.65	09/25/17	Open	904	904	904
APS	Mylan NV, 3.95%, due 06/15/26	220	224	0.50	09/25/17	Open	226	226	226
APS	Anheuser-Busch InBev Finance Inc., 4.90%, due 02/01/46	1,225	1,399	0.75	09/25/17	Open	1,404	1,404	1,404
APS	Ford Motor Credit Co. LLC, 4.39%, due 01/08/26	1,000	1,044	0.60	09/28/17	Open	1,050	1,050	1,050
APS	U.S. Treasury Note, 2.25%, due 08/15/27	3,000	2,979	0.65	09/29/17	10/02/17	2,993	2,992	2,993
BBP	Bank of Communications Co. Ltd., 5.00%, perpetual	200	207	(2.75)	01/30/17	Open	209	209	209
BBP	New Areva Holding SA, 4.38%, due 11/06/19, EUR	100	127	(2.75)	07/04/17	Open	129	109	129
BBP	Danone SA, 1.21%, due 11/03/28, EUR	300	351	(1.00)	09/12/17	Open	358	303	358
BBP	Anheuser-Busch InBev NV, 2.70%, due 03/31/26, EUR	250	338	(1.00)	09/14/17	Open	340	288	340
BBP	Spain Government Bond, 5.40%, due 01/31/23, EUR	80	118	0.00	09/22/17	Open	122	104	122
BCL	JPMorgan Chase & Co., 6.75%, perpetual	700	802	0.75	07/11/17	Open	819	819	819
BCL	Netflix Inc., 4.38%, due 11/15/26	50	50	0.75	08/11/17	Open	51	51	51
BCL	Intel Corp., 4.10%, due 05/11/47	440	467	0.75	08/14/17	Open	459	459	459
BCL	Endo Finance LLC, 5.38%, due 01/15/23	200	164	0.75	08/16/17	Open	167	167	167
BCL	American Axle & Manufacturing Inc., 6.25%, due 04/01/25	75	77	(0.75)	09/06/17	Open	77	76	77
BCL	Uniti Group LP, 8.25%, due 10/15/23	220	195	0.75	09/21/17	Open	206	206	206
BCL	Bank of America Corp., 6.30%, perpetual	850	964	0.75	09/22/17	Open	958	958	958
BCL	Citigroup Inc., 6.25%, perpetual	850	957	0.75	09/22/17	Open	955	955	955
BCL	Enterprise Products Operating LLC, 4.90%, due 05/15/46	640	702	0.75	09/25/17	10/06/17	691	691	691
BCL	Walt Disney Co., 4.13%, due 06/01/44	640	674	0.75	09/25/17	10/06/17	671	671	671

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par†	Collateral Value	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
BCL	Comcast Corp., 3.40%, due 07/15/46	489	451	0.75	09/25/17	10/06/17	444	444	444
BCL	U.S. Treasury Note, 1.38%, due 09/15/20	1,860	1,847	(0.25)	09/29/17	10/02/17	1,851	1,851	1,851
BNP	DISH DBS Corp., 5.88%, due 11/15/24	235	247	0.65	09/19/17	Open	253	253	253
BNP	Cisco Systems Inc., 5.50%, due 01/15/40	850	1,074	0.65	09/25/17	Open	1,073	1,073	1,073
BNP	Comcast Corp., 4.00%, due 08/15/47	640	653	0.50	09/25/17	Open	647	647	647
BNP	U.S. Treasury Bond, 2.75%, due 08/15/47	410	401	1.00	09/28/17	Open	400	400	400
CGM	Ally Financial Inc., 5.13%, due 09/30/24	325	353	(0.25)	03/24/17	Open	336	336	336
CGM	Kennametal Inc., 3.88%, due 02/15/22	38	39	0.75	06/30/17	Open	39	39	39
CGM	Macy's Retail Holdings Inc., 2.88%, due 02/15/23	650	614	0.80	07/11/17	Open	602	602	602
CGM	Seagate HDD Cayman, 4.75%, due 06/01/23	110	112	0.80	08/18/17	Open	109	109	109
CGM	Level 3 Financing Inc., 5.38%, due 05/01/25	400	413	0.85	08/22/17	Open	428	428	428
CGM	Rackspace Hosting Inc., 8.63%, due 11/15/24	250	268	0.25	08/23/17	Open	274	274	274
CGM	Whiting Petroleum Corp., 5.75%, due 03/15/21	90	89	(2.65)	09/05/17	Open	87	87	87
CGM	AstraZeneca Plc, 1.25%, due 05/12/28, EUR	270	319	(1.00)	09/18/17	Open	327	276	327
CGM	JPMorgan Chase & Co., 6.75%, perpetual	150	172	0.50	09/22/17	Open	173	173	173
CGM	Exxon Mobil Corp., 3.04%, due 03/01/26	640	653	0.80	09/25/17	Open	654	654	654
CGM	Intel Corp., 4.10%, due 05/11/47	200	213	0.85	09/25/17	Open	213	213	213
CGM	Exxon Mobil Corp., 4.11%, due 03/01/46	640	695	0.80	09/25/17	Open	686	686	686
CGM	Williams Partners LP, 5.10%, due 09/15/45	850	902	0.85	09/25/17	Open	900	900	900
CGM	Molson Coors Brewing Co., 4.20%, due 07/15/46	640	642	0.85	09/25/17	Open	641	641	641
CGM	Philip Morris International Inc., 2.75%, due 02/25/26	1,065	1,049	(0.50)	09/25/17	Open	1,048	1,048	1,048
CGM	Zimmer Biomet Holdings Inc., 3.55%, due 04/01/25	425	430	0.60	09/25/17	Open	437	437	437
CGM	Novartis Capital Corp., 4.00%, due 11/20/45	510	546	0.85	09/25/17	Open	546	546	546
CGM	Merck & Co. Inc., 3.70%, due 02/10/45	510	518	0.85	09/25/17	Open	517	517	517
CGM	Energy Transfer Partners LP, 4.20%, due 04/15/27	640	650	0.50	09/25/17	Open	664	664	664
CSI	Ecuador Government International Bond, 7.95%, due 06/20/24	200	199	0.50	06/27/17	Open	184	184	184
CSI	Time Warner Inc., 4.85%, due 07/15/45	752	770	0.85	09/20/17	Open	761	761	761
CSI	Wells Fargo & Co., 5.87%, perpetual	850	949	0.80	09/22/17	Open	957	957	957
CSI	International Business Machines Corp., 4.70%, due 02/19/46	190	214	0.50	09/25/17	Open	213	213	213
CSI	PetSmart Inc., 5.88%, due 06/01/25	136	119	0.75	09/26/17	Open	123	123	123
CSI	U.S. Treasury Note, 1.88%, due 08/31/24	1,950	1,915	0.95	09/29/17	Open	1,921	1,921	1,921
DUB	Spain Government Bond, 5.40%, due 01/31/23, EUR	700	1,043	(0.60)	02/02/17	Open	1,073	908	1,073
JPM	Syngenta Finance NV, 1.88%, due 11/02/21, EUR	100	120	(1.10)	04/19/17	Open	133	113	133
JPM	Industrial & Commercial Bank of China Ltd., 6.00%, perpetual	200	209	0.00	07/11/17	Open	229	229	229
JPM	Saipem Finance International BV, 3.75%, due 09/08/23, EUR	100	125	(1.65)	07/13/17	Open	131	111	131
JPM	Bayer Capital Corp. BV, 1.25%, due 11/13/23, EUR	120	150	(0.85)	09/14/17	Open	153	130	153
JPM	Air Liquide Finance SA, 1.00%, due 03/08/27, EUR	100	119	(0.85)	09/14/17	Open	121	102	121
JPM	Novartis Finance SA, 1.13%, due 09/30/27, EUR	120	144	(0.85)	09/14/17	Open	147	125	147
JPM	Siemens Financieringsmaatschappij NV, 2.88%, due 03/10/28, EUR	260	367	(0.85)	09/18/17	Open	378	320	378
JPM	U.S. Treasury Note, 1.63%, due 08/31/22	5,572	5,495	0.48	09/29/17	10/02/17	5,509	5,509	5,509
MLP	U.S. Treasury Note, 2.25%, due 08/15/27	5,080	5,045	0.68	09/29/17	10/02/17	5,067	5,067	5,067
NSI	U.S. Treasury Note, 1.63%, due 08/31/22	4,000	3,945	0.70	09/22/17	Open	3,960	3,960	3,960
RBC	JC Penney Corp. Inc., 5.88%, due 07/01/23	105	106	0.00	03/14/17	Open	106	106	106
RBC	ERAC USA Finance LLC, 3.80%, due 11/01/25	525	542	0.65	04/18/17	Open	541	541	541
RBC	United Rentals North America Inc., 5.88%, due 09/15/26	410	447	0.90	06/22/17	Open	445	445	445
RBC	Seagate HDD Cayman, 4.75%, due 01/01/25	425	415	0.90	08/03/17	Open	412	412	412
RBC	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	300	278	0.25	08/09/17	Open	278	277	278
RBC	Netflix Inc., 4.38%, due 11/15/26	470	474	0.90	08/14/17	Open	472	472	472
RBC	Comcast Corp., 3.40%, due 07/15/46	361	333	0.90	08/30/17	Open	329	329	329

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par†	Collateral Value	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
RBC	Carrizo Oil & Gas Inc., 6.25%, due 04/15/23	50	51	(1.75)	09/05/17	Open	50	50	50
RBC	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/01/46	1,035	883	0.00	09/25/17	Open	895	895	895
RBC	Verizon Communications Inc., 2.63%, due 08/15/26	1,195	1,125	0.90	09/25/17	Open	1,123	1,123	1,123
RBC	QUALCOMM Inc., 4.30%, due 05/20/47	425	437	0.90	09/25/17	Open	442	442	442
RBC	Mylan NV, 5.25%, due 06/15/46	850	928	0.90	09/25/17	Open	939	939	939
RBC	Diamond 1 Finance Corp., 8.35%, due 07/15/46	640	823	0.90	09/25/17	Open	829	829	829
RBC	CBS Corp., 2.90%, due 01/15/27	425	404	0.90	09/25/17	Open	406	406	406
RBC	CVS Health Corp., 5.13%, due 07/20/45	763	880	0.90	09/28/17	Open	877	877	877
									$56,247

Restricted Securities
	Initial Acquisition	Cost (Proceeds)	Ending Value	Percent of Net Assets
ABN AMRO Bank NV, 4.75%, callable at 100 beginning 09/22/27	09/29/17	$235	$237	0.1%
Adagio V CLO DAC, Series V-E-X, 6.70%, 10/15/29	07/26/16	118	132	0.1
Air Liquide Finance SA, 1.00%, 03/08/27	09/13/17	(120)	(119)	(0.1)
Anglo American Capital Plc, 1.63%, 09/18/25	09/15/17	118	117	0.1
Anheuser-Busch InBev NV, 2.70%, 03/31/26	09/13/17	(341)	(338)	(0.2)
Anheuser-Busch InBev SA, 2.00%, 03/17/28	11/18/16	330	377	0.2
Arbour CLO Ltd., Series 2014-E-1X, 5.00%, 06/16/27	05/19/14	322	281	0.2
Ardonagh Midco 3 Plc, 8.38%, 07/15/23	06/07/17	645	693	0.4
AstraZeneca Plc, 1.25%, 05/12/28	09/15/17	(322)	(319)	(0.2)
AT Securities BV, 5.25%, callable at 100 beginning 07/21/23	09/01/17	248	251	0.1
ATF Netherlands BV, 1.88%, 01/19/26	08/31/17	474	471	0.3
Avantor Inc., 4.75%, 10/01/24	09/26/17	307	309	0.2
Avis Budget Finance Plc, 4.50%, 05/15/25	04/12/17	117	120	0.1
Avoca CLO XIV Ltd., Series SUB-14X, 0.00%, 07/12/28	05/19/15	412	379	0.2
Avoca CLO XIV Ltd., Series F-14X, 5.75%, 07/12/28	05/19/15	289	348	0.2
Avoca CLO XV Ltd., Series M1-15X, 0.00%, 01/15/29	09/29/15	478	472	0.3
Avoca CLO XV Ltd., Series F-15X, 6.75%, 01/15/29	09/29/15	240	270	0.2
Banco Bilbao Vizcaya Argentaria SA, 8.88%, callable at 100 beginning 04/14/21	04/08/16	223	275	0.2
Banco Espirito Santo SA, 0.00%, 05/08/17	07/14/14	525	137	0.1
Banco Espirito Santo SA, 0.00%, 01/15/18	07/11/14	1,503	418	0.2
Banco Espirito Santo SA, 0.00%, 01/21/19	07/24/14	2,415	754	0.4
Banco Santander SA, 6.75%, callable at 100 beginning 04/25/22	04/19/17	225	260	0.2
Bank of Communications Co. Ltd., 5.00%, callable at 100 beginning 07/29/20	01/13/16	(201)	(207)	(0.1)
Bankia SA, 4.00%, 05/22/24	05/16/14	218	246	0.1
Barclays Plc, 2.62%, 11/11/25	02/27/17	128	147	0.1
Bayer Capital Corp. BV, 1.25%, 11/13/23	09/13/17	(152)	(150)	(0.1)
BHP Billiton Finance Ltd., 5.62%, 10/22/79	07/06/17	266	285	0.2
Bilbao Luxembourg SA, 10.50%, 12/01/18	10/18/13	274	239	0.1
BlueMountain EUR CLO II Ltd., Series 2017-E-2X, 5.45%, 07/15/30	05/24/17	108	118	0.1
BNP Paribas Cardif SA, 4.03%, callable at 100 beginning 11/25/25	11/19/14	251	256	0.2
Buzzi Unicem SpA, 2.13%, 04/28/23	06/19/17	235	250	0.1
Cairn CLO VI BV, Series 2016-E-6X, 6.25%, 07/25/29	06/14/16	214	240	0.1
Capital Stage Finance BV, 5.25%, callable at 100 beginning 09/13/23	09/07/17	238	247	0.1
CNP Assurances SA, 4.50%, 06/10/47	05/05/17	120	133	0.1
Cordatus CLO Plc, Series E-8X, 5.70%, 01/23/20	02/13/17	105	120	0.1
CPI Property Group SA, 2.13%, 10/04/24	09/29/17	116	119	0.1
Croatia Government International Bond, 3.88%, 05/30/22	09/04/14	485	532	0.3
CVC Cordatus Loan Fund VI Ltd., Series SUB-6X, 0.00%, 04/15/29	08/01/17	509	484	0.3
Danone SA, 1.21%, 11/03/28	09/11/17	(362)	(351)	(0.2)
Dryden XLVI Euro CLO BV, Series 2016-E-46X, 5.75%, 01/15/30	09/19/16	109	125	0.1
DS Smith Plc, 1.38%, 07/26/24	07/20/17	259	266	0.2
Ecuador Government International Bond, 7.95%, 06/20/24	01/13/15	(170)	(199)	(0.1)
Egypt Government International Bond, 6.13%, 01/31/22	08/16/17	209	207	0.1
Electricite de France SA, 4.13%, callable at 100 beginning 01/22/22	07/06/17	240	254	0.1
Electricite de France SA, 3.63%, 10/13/25	03/31/17	920	935	0.5
Electricite de France SA, 4.63%, 04/26/30	07/07/17	147	154	0.1
Fidelity International Ltd., 2.50%, 11/04/26	07/06/17	355	368	0.2
Global Switch Holdings Ltd., 2.25%, 05/31/27	07/06/17	230	244	0.1
HBOS Capital Funding LP, 6.85%, callable at 100 beginning 12/23/17	01/21/14	330	337	0.2
Heineken NV, 1.50%, 10/03/29	09/25/17	325	322	0.2
Indonesia Government International Bond, 2.88%, 07/08/21	09/05/14	552	560	0.3
Industrial & Commercial Bank of China Ltd., 6.00%, callable at 100 beginning 12/10/19	02/16/16	(201)	(209)	(0.1)
ING Groep NV, 1.62%, 09/26/29	09/20/17	238	234	0.1
Intesa Sanpaolo SpA, 7.00%, callable at 100 beginning 01/19/21	01/13/16	242	252	0.1

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Restricted Securities (continued)
	Initial Acquisition	Cost (Proceeds)	Ending Value	Percent of Net Assets
ITV Plc, 2.00%, 12/01/23	11/25/16	121	140	0.1
Ivory Coast Government International Bond, 5.75%, 12/31/32	06/24/16	90	94	0.1
Jerrold Finco Plc, 6.25%, 09/15/21	09/28/17	141	140	0.1
Jerrold Finco Plc, 6.13%, 01/15/24	03/30/17	249	275	0.2
Jubilee CDO BV, Series VIII-SUB-X, 4.73%, 01/15/24	03/28/14	406	213	0.1
Kraft Heinz Foods Co., 4.13%, 07/01/27	07/10/17	142	147	0.1
LGE HoldCo VI BV, 7.13%, 05/15/24	01/13/15	343	359	0.2
LHC3 Plc, 4.88%, 08/15/24	07/28/17	353	363	0.2
Lloyds Banking Group Plc, 1.50%, 09/12/27	09/06/17	533	526	0.3
Marks & Spencer Group Plc, 3.00%, 12/08/23	12/02/16	375	410	0.2
Masaria Investments SAU, 5.00%, 09/15/24	09/08/17	187	186	0.1
Nexans SA, 2.50%, 01/01/19	05/04/17	205	205	0.1
Novartis Finance SA, 1.13%, 09/30/27	09/13/17	(146)	(144)	(0.1)
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	09/06/17	175	180	0.1
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	08/11/17	242	248	0.1
OCP CLO Ltd., Series 2017-E-1X, 5.35%, 06/18/30	04/05/17	101	118	0.1
Orange SA, 4.00%, callable at 100 beginning 10/01/21	04/20/17	247	257	0.2
Orange SA, 5.25%, callable at 100 beginning 02/07/24	07/28/16	243	273	0.2
Orange SA, 3.38%, 09/16/22	03/31/17	790	880	0.5
Orange SA, 1.00%, 05/12/25	04/04/17	214	238	0.1
Ovako AB, 5.00%, 10/05/22	09/22/17	119	121	0.1
Ozlme II DAC, Series E-2X, 4.90%, 10/15/30	08/04/17	115	115	0.1
Paragon Mortgages No. 13 Plc, Series 13X-A2C, 1.48%, 01/15/39	08/22/13	458	464	0.3
Petroleos de Venezuela SA, 6.00%, 11/15/26	10/24/14	155	91	0.1
Portugal Government International Bond, 5.13%, 10/15/24	07/03/14	721	764	0.4
Punch Taverns Finance Plc, 0.29%, 07/15/21	12/19/14	24	21	—
Punch Taverns Finance Plc, 5.79%, 10/15/27	10/09/14	535	440	0.3
RAG-Stiftung, 0.00%, 12/31/18	05/01/17	226	242	0.1
Republic of Belarus, 8.95%, 01/26/18	06/24/16	101	102	0.1
Republic of Serbia, 5.88%, 12/03/18	09/04/14	530	540	0.3
Russia Government International Bond, 5.00%, 04/29/20	04/20/16	625	636	0.4
Saipem Finance International BV, 3.75%, 09/08/23	07/12/17	(117)	(125)	(0.1)
Serbia International Bond, 4.88%, 02/25/20	05/13/16	409	418	0.2
Siemens Financieringsmaatschappij NV, 2.88%, 03/10/28	09/15/17	(370)	(367)	(0.2)
SoftBank Group Corp., 4.75%, 09/19/24	09/13/17	300	299	0.2
SoftBank Group Corp., 5.25%, 07/30/27	07/14/17	404	400	0.2
Springer SBM Two GmbH, Term Loan, 9.00%, 08/14/21	09/17/15	151	155	0.1
Swissport Financing SARL, 9.75%, 12/15/22	08/15/17	252	255	0.2
Syngenta Finance NV, 1.88%, 11/02/21	02/16/16	(112)	(120)	(0.1)
TDF Infrastructure SAS, 2.50%, 04/07/26	07/10/17	236	246	0.1
Telecom Italia SpA, 1.13%, 03/26/22	01/30/17	826	947	0.6
Telefonica Europe BV, 3.75%, callable at 100 beginning 03/15/22	09/09/16	113	124	0.1
Telefonica Europe BV, 5.87%, callable at 100 beginning 03/31/24	03/30/15	120	136	0.1
Total Capital International SA, 1.38%, 10/04/29	09/28/17	353	356	0.2
Tullow Oil Jersey Ltd., 6.63%, 07/12/21	07/07/16	217	234	0.1
Tullow Oil Plc, 6.25%, 04/15/22	11/10/16	379	390	0.2
UBS Group AG, 6.87%, callable at 100 beginning 03/22/21	03/15/16	419	425	0.3
Ukraine Government International Bond, 7.75%, 09/01/21	02/10/17	300	318	0.2
UniCredit SpA, 9.25%, callable at 100 beginning 06/03/22	12/20/16	263	343	0.2
UniCredit SpA, 6.95%, 10/31/22	05/24/13	217	231	0.1
Unique Pub Finance Co. Plc, 6.46%, 03/30/32	04/13/15	476	470	0.3
Unitymedia GmbH, 3.75%, 01/15/27	10/27/15	352	358	0.2
Unitymedia Hessen GmbH & Co. KG, 4.00%, 01/15/25	12/04/14	349	381	0.2
Unitymedia Hessen GmbH & Co. KG, 3.50%, 01/15/27	08/18/16	413	476	0.3
Venezuela Government International Bond, 11.75%, 10/21/26	09/04/14	87	39	—
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	09/30/16	195	206	0.1
Virgin Media Secured Finance Plc, 6.25%, 03/28/29	04/28/15	278	297	0.2
Vodafone Group Plc, 0.00%, 11/26/20	05/01/17	381	391	0.2
Volcan Holdings Inc., 4.13%, 04/11/20	03/17/17	722	863	0.5
Volcan Holdings Inc., 3.88%, 10/10/20	09/22/17	270	267	0.2
Volkswagen Leasing GmbH, 1.13%, 04/04/24	09/26/17	353	351	0.2
ZF North America Capital Inc., 2.75%, 04/27/23	04/21/15	348	382	0.2
		$31,982	$29,873	17.5%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	(3)	December 2017	(210)	$—	$(14)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Euro STOXX 50	9	December 2017	EUR	313	3	10
Euro-Bobl	(35)	December 2017	EUR	(4,603)	(1)	14
Euro-Bund	(61)	December 2017	EUR	(9,886)	(15)	77
Euro-OAT	(2)	December 2017	EUR	(312)	(1)	2
Euro-Schatz	(6)	December 2017	EUR	(673)	—	—
S&P 500 E-Mini Index	(26)	December 2017		(3,199)	(11)	(72)
U.K. Long Gilt	(13)	December 2017	GBP	(1,651)	(4)	55
U.S. Treasury Long Bond	(1)	December 2017		(155)	—	2
U.S. Treasury Note, 10-Year	(19)	December 2017		(2,407)	4	27
U.S. Treasury Note, 2-Year	(4)	January 2018		(865)	1	2
U.S. Treasury Note, 5-Year	(23)	December 2017		(2,722)	4	20
Ultra Long Term U.S. Treasury Bond	(3)	December 2017		(503)	(1)	8
					$(21)	$131

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR, pays quarterly	Receiving	1.10%	01/26/18		260	$—	$—
3-Month LIBOR, pays quarterly	Receiving	1.02%	01/30/18		700	—	1
3-Month LIBOR, pays quarterly	Receiving	1.25%	02/13/18		440	—	—
3-Month LIBOR, pays quarterly	Receiving	1.24%	05/14/18		330	—	1
3-Month LIBOR, pays quarterly	Receiving	1.22%	08/14/18		640	—	2
3-Month LIBOR, pays quarterly	Receiving	1.89%	09/11/19		290	—	(1)
3-Month LIBOR, pays quarterly	Receiving	1.78%	12/23/19		340	—	—
3-Month LIBOR, pays quarterly	Receiving	1.67%	02/13/20		80	—	—
3-Month LIBOR, pays quarterly	Receiving	1.69%	02/20/20		250	—	1
3-Month LIBOR, pays quarterly	Receiving	1.65%	04/20/20		800	1	3
3-Month LIBOR, pays quarterly	Receiving	1.69%	05/29/20		480	—	2
3-Month LIBOR, pays quarterly	Receiving	1.54%	11/04/20		720	1	7
3-Month LIBOR, pays quarterly	Receiving	1.91%	02/13/22		130	—	—
3-Month LIBOR, pays quarterly	Receiving	1.80%	04/02/22		180	—	1
3-Month LIBOR, pays quarterly	Receiving	1.86%	04/20/22		250	—	1
3-Month LIBOR, pays quarterly	Receiving	2.02%	09/14/23		150	—	—
3-Month LIBOR, pays quarterly	Receiving	1.89%	09/14/23		200	—	2
3-Month LIBOR, pays quarterly	Receiving	1.96%	09/14/24		340	1	4
3-Month LIBOR, pays quarterly	Receiving	1.92%	01/22/25		300	1	5
3-Month LIBOR, pays quarterly	Receiving	1.93%	09/11/25		310	1	6
3-Month LIBOR, pays quarterly	Receiving	2.02%	09/14/25		150	—	2
3-Month LIBOR, pays quarterly	Receiving	2.01%	10/23/25		680	1	10
3-Month LIBOR, pays quarterly	Receiving	2.20%	04/20/27		110	—	1
3-Month LIBOR, pays quarterly	Receiving	2.20%	04/20/27		120	—	1
3-Month LIBOR, pays quarterly	Receiving	2.06%	09/18/27		180	—	4
3-Month LIBOR, pays quarterly	Receiving	2.17%	09/18/27		290	—	3
3-Month LIBOR, pays quarterly	Receiving	2.17%	09/18/27		320	—	3
3-Month LIBOR, pays semi-annually	Paying	1.25%	02/13/18		240	—	—
3-Month LIBOR, pays semi-annually	Paying	1.44%	01/22/20		240	—	(2)
6-Month Euribor, pays annually	Paying	0.32%	09/14/23	EUR	130	—	(1)
6-Month Euribor, pays annually	Paying	0.72%	09/14/26	EUR	120	—	(1)
6-Month Euribor, pays annually	Paying	0.72%	09/14/26	EUR	130	—	(1)
6-Month Euribor, pays annually	Paying	0.73%	09/14/26	EUR	280	—	(2)
6-Month Euribor, pays annually	Paying	0.85%	09/18/27	EUR	290	—	(2)
6-Month Euribor, pays annually	Paying	0.89%	09/11/28	EUR	300	—	(5)
6-Month Euribor, pays annually	Paying	0.96%	09/18/28	EUR	240	—	(2)
						$6	$43

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
CDX.NA.IG.29, pays quarterly	1.00%	12/20/22	6,380	$(139)	$(3)	$(6)
iTraxx Europe Crossover Series 28, pays quarterly	5.00	12/20/22	12,165	(1,687)	(19)	(20)
iTraxx Europe Senior Series 25, pays quarterly	1.00	06/20/21	1,060	(30)	—	(15)
				$(1,856)	$(22)	$(41)
Credit default swap agreements - sell protection[2]
iTraxx Europe Series 21, pays quarterly	1.00%	06/20/19	(1,190)	$21	$—	$(7)
iTraxx Europe Series 25, pays quarterly	1.00	06/20/21	(1,760)	50	1	18
iTraxx Europe Series 28, pays quarterly	1.00	12/20/22	(8,860)	234	6	—
				$305	$7	$11

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price		Expiration	Notional/ Contracts †	Value
Index Options
Chicago Board Options Exchange SPX Volatility Index	Call		24.00	10/18/17	35	$—
Chicago Board Options Exchange SPX Volatility Index	Call		24.00	10/18/17	20	—
Chicago Board Options Exchange SPX Volatility Index	Call		23.00	10/18/17	65	1
Chicago Board Options Exchange SPX Volatility Index	Call		20.00	10/18/17	75	2
Chicago Board Options Exchange SPX Volatility Index	Call		24.00	10/18/17	35	—
Chicago Board Options Exchange SPX Volatility Index	Call		24.00	10/18/17	35	—
						$3
Options on Securities
Ally Financial Inc.	Put		19.00	12/15/17	50	$1
Ally Financial Inc.	Put		20.00	12/15/17	40	1
Ally Financial Inc.	Put		17.00	12/15/17	55	1
AMC Networks Inc.	Call		70.00	10/20/17	25	—
AMC Networks Inc.	Call		75.00	03/16/18	35	3
Bombardier Inc.	Put	CAD	2.00	12/15/17	45	—
Capital One Financial Corp.	Put		60.00	12/15/17	20	—
Capital One Financial Corp.	Put		60.00	12/15/17	15	—
CenturyLink Inc.	Call		21.00	10/20/17	60	1
CenturyLink Inc.	Call		23.00	10/20/17	50	—
CenturyLink Inc.	Call		30.00	01/19/18	35	—
CenturyLink Inc.	Call		30.00	01/19/18	50	—
CenturyLink Inc.	Put		16.00	01/19/18	30	2
Chesapeake Energy Corp.	Put		4.00	12/15/17	30	1
Chesapeake Energy Corp.	Put		4.00	12/15/17	50	2
Dell Technologies Inc. - Class V	Put		55.00	10/20/17	50	—
DISH Network Corp.	Put		52.50	10/20/17	15	1
Financial Select Sector SPDR Fund	Put		24.00	10/20/17	50	—
Freeport-McMoRan Inc.	Put		10.00	11/17/17	50	—
Freeport-McMoRan Inc.	Put		10.00	11/17/17	25	—
Freeport-McMoRan Inc.	Put		11.00	01/19/18	60	1
Freeport-McMoRan Inc.	Put		10.00	01/19/18	40	1
General Motors Co.	Put		33.00	10/20/17	50	—
Health Care Select Sector SPDR Fund	Put		80.00	10/20/17	50	1
Hewlett Packard Enterprise Co.	Put		15.00	01/19/18	45	1
Industrial Select Sector SPDR Fund	Put		67.00	10/20/17	50	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put		88.00	10/20/17	50	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put		88.00	10/20/17	55	2
iShares iBoxx USD High Yield Corporate Bond ETF	Put		88.00	10/20/17	30	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put		86.00	10/20/17	50	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put		87.00	10/20/17	60	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put		86.00	10/20/17	80	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put		88.00	10/20/17	10	—
iShares iBoxx USD Investment Grade Corporate Bond ETF	Put		118.00	11/17/17	85	1
iShares iBoxx USD Investment Grade Corporate Bond ETF	Put		114.00	12/15/17	95	1
iShares JPMorgan USD Emerging Markets Bond ETF	Put		105.00	12/15/17	50	1
iShares JPMorgan USD Emerging Markets Bond ETF	Put		105.00	12/15/17	30	—
iShares Russell 2000 ETF	Put		140.00	10/20/17	35	1
iShares Russell 2000 ETF	Put		135.00	10/20/17	25	—
iShares U.S. Preferred Stock ETF	Put		37.00	01/19/18	125	3
Micron Technology Inc.	Put		20.00	01/19/18	50	—
Office Depot Inc.	Put		4.00	10/20/17	125	—
Powershares QQQ Trust Series 1	Put		142.00	10/20/17	35	2
Powershares QQQ Trust Series 1	Put		139.00	10/20/17	25	1
Powershares QQQ Trust Series 1	Put		127.00	10/20/17	25	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Powershares QQQ Trust Series 1	Put	143.00	11/17/17	35	7
QUALCOMM Inc.	Call	65.00	10/20/17	70	—
QUALCOMM Inc.	Call	65.00	10/20/17	125	—
QUALCOMM Inc.	Call	70.00	01/19/18	40	—
SPDR Dow Jones Industrial Average ETF Trust	Call	225.00	10/20/17	50	5
SPDR S&P 500 ETF Trust	Put	243.00	10/20/17	35	1
SPDR S&P 500 ETF Trust	Put	242.00	10/20/17	35	1
SPDR S&P 500 ETF Trust	Put	245.00	11/17/17	25	3
SPDR S&P Retail ETF	Put	37.00	10/20/17	35	—
Uniti Group Inc.	Put	15.00	02/16/18	15	4
Uniti Group Inc.	Put	15.00	02/16/18	40	11
Valeant Pharmaceuticals International Inc.	Put	10.00	10/20/17	35	—
Valeant Pharmaceuticals International Inc.	Put	10.00	10/20/17	15	—
Valeant Pharmaceuticals International Inc.	Put	11.00	10/20/17	35	—
Valeant Pharmaceuticals International Inc.	Put	10.00	10/20/17	40	—
Valeant Pharmaceuticals International Inc.	Put	11.00	10/20/17	10	—
Valeant Pharmaceuticals International Inc.	Put	12.00	11/17/17	15	1
Valeant Pharmaceuticals International Inc.	Put	12.50	01/19/18	35	3
Valeant Pharmaceuticals International Inc.	Put	9.00	01/19/18	15	—
Valeant Pharmaceuticals International Inc.	Put	12.50	01/19/18	35	3
Valeant Pharmaceuticals International Inc.	Put	10.00	01/19/18	15	1
VanEck Vectors Semiconductor ETF	Put	80.00	11/17/17	50	2
VanEck Vectors Semiconductor ETF	Put	75.00	11/17/17	35	1
Weatherford International Plc	Put	4.00	11/17/17	50	1
Weatherford International Plc	Put	4.00	11/17/17	50	1
Weatherford International Plc	Put	4.00	11/17/17	50	1
Weatherford International Plc	Put	4.00	11/17/17	35	1
Weatherford International Plc	Put	4.00	11/17/17	45	1
Western Digital Corp.	Put	70.00	10/20/17	60	—
Western Digital Corp.	Put	70.00	10/20/17	10	—
Western Digital Corp.	Put	70.00	10/20/17	15	—
Western Digital Corp.	Put	60.00	01/19/18	30	1
Western Digital Corp.	Put	60.00	01/19/18	20	1
					$84

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Interest Rate Swaptions
3-Month LIBOR	CGM	Put	2.30%	10/02/17	1,700,000	$—
3-Month LIBOR	CGM	Put	2.45	10/02/17	600,000	—
3-Month LIBOR	DUB	Put	2.65	12/07/17	1,200,000	2
3-Month LIBOR	DUB	Put	2.35	12/11/17	4,700,000	3
3-Month LIBOR	DUB	Put	2.65	12/07/17	900,000	1
3-Month LIBOR	DUB	Put	2.15	12/07/17	1,600,000	4
3-Month LIBOR	DUB	Put	2.45	12/07/17	400,000	2
3-Month LIBOR	DUB	Put	2.45	12/07/17	300,000	1
						$13

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
Health Care Select Sector SPDR Fund	Put	75.00	10/20/17	50	$—
Industrial Select Sector SPDR Fund	Put	63.00	10/20/17	50	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put	83.00	10/20/17	80	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put	83.00	10/20/17	50	—
iShares Russell 2000 ETF	Put	125.00	10/20/17	25	—
iShares Russell 2000 ETF	Put	130.00	10/20/17	35	—
Powershares QQQ Trust Series 1	Put	132.00	10/20/17	35	—
Powershares QQQ Trust Series 1	Put	129.00	10/20/17	25	—
Powershares QQQ Trust Series 1	Put	133.00	11/17/17	35	(2)
SPDR S&P 500 ETF Trust	Put	233.00	10/20/17	35	—
SPDR S&P 500 ETF Trust	Put	228.00	10/20/17	35	—
SPDR S&P 500 ETF Trust	Put	235.00	11/17/17	25	(1)
VanEck Vectors Semiconductor ETF	Put	74.00	11/17/17	50	(1)
					$(4)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
EUR/USD	BNP	10/04/17	EUR	922	$1,090	$9
EUR/USD	CIT	10/04/17	EUR	1,980	2,340	(37)
EUR/USD	DUB	10/04/17	EUR	1,300	1,536	(17)
EUR/USD	DUB	10/04/17	EUR	33,044	39,054	303
EUR/USD	MSC	10/04/17	EUR	8,000	9,455	(81)
EUR/USD	BCL	11/03/17	EUR	1,386	1,641	10
EUR/USD	BNP	11/03/17	EUR	922	1,091	(12)
EUR/USD	BNP	11/06/17	EUR	922	1,092	10
EUR/USD	MSC	11/06/17	EUR	8,000	9,472	75
GBP/EUR	BNP	11/03/17	EUR	(1,391)	(1,647)	10
GBP/EUR	GSC	11/03/17	EUR	(95)	(113)	1
GBP/USD	CIT	10/04/17	GBP	5,789	7,758	(14)
GBP/USD	MSC	10/04/17	GBP	1,300	1,743	65
GBP/USD	BCL	11/03/17	GBP	367	493	—
GBP/USD	MSC	11/06/17	GBP	1,252	1,680	2
USD/EUR	BNP	10/04/17	EUR	(922)	(1,090)	11
USD/EUR	CIT	10/04/17	EUR	(1,980)	(2,340)	24
USD/EUR	DUB	10/04/17	EUR	(34,344)	(40,590)	425
USD/EUR	MSC	10/04/17	EUR	(8,000)	(9,455)	(74)
USD/EUR	BNP	11/03/17	EUR	(922)	(1,091)	(10)
USD/EUR	CSI	11/03/17	EUR	(874)	(1,034)	(3)
USD/EUR	MSC	11/03/17	EUR	(116)	(138)	—
USD/EUR	BNP	11/06/17	EUR	(922)	(1,092)	(9)
USD/EUR	DUB	11/06/17	EUR	(33,044)	(39,124)	(305)
USD/GBP	CIT	10/04/17	GBP	(5,789)	(7,758)	(333)
USD/GBP	MSC	10/04/17	GBP	(1,253)	(1,680)	(2)
USD/GBP	UBS	10/04/17	GBP	(165)	(221)	(8)
USD/GBP	BCL	11/03/17	GBP	(2,640)	(3,541)	(44)
USD/GBP	CIT	11/06/17	GBP	(6,144)	(8,242)	14
					$(40,711)	$10

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
AT&T Inc., 1.60%, 02/15/17, pays quarterly	GSC	N/A	1.00%	03/20/20	$1,280	$(24)	$(21)	$(3)
AT&T Inc., 1.60%, 02/15/17, pays quarterly	CSI	N/A	1.00	12/20/20	425	(9)	4	(13)
Banco Comercial Portugues SA, 3.34%, 02/27/17, pays quarterly	BNP	N/A	5.00	12/20/20	121	(15)	(2)	(13)
Best Buy Co. Inc., 5.50%, 03/15/21, pays quarterly	JPM	N/A	5.00	06/20/22	850	(151)	(143)	(8)
BNP Paribas SA, 2.61%, 04/13/17, pays quarterly	JPM	N/A	1.00	12/20/21	268	(9)	(4)	(5)
Boston Scientific Corp., 2.65%, 10/01/18, pays quarterly	JPM	N/A	1.00	06/20/20	1,250	(30)	(31)	1
Cable & Wireless International Finance NV, 8.63%, 03/25/19, pays quarterly	JPM	N/A	5.00	12/20/22	154	(26)	(26)	—
Capital One Financial Corp., 4.75%, 07/15/21, pays quarterly	CCI	N/A	1.00	06/20/22	1,500	(24)	(15)	(9)
Cardinal Health Inc., 1.90%, 06/15/17, pays quarterly	BCL	N/A	1.00	12/20/18	640	(8)	(20)	12
Caterpillar Inc., 3.90%, 05/27/21, pays quarterly	JPM	N/A	1.00	06/20/22	1,175	(37)	(20)	(17)
CenturyLink Inc., 6.15%, 09/15/19, pays quarterly	JPM	N/A	1.00	12/20/20	150	4	5	(1)
CenturyLink Inc., 6.15%, 09/15/19, pays quarterly	GSC	N/A	1.00	12/20/22	125	17	18	(1)
Clariant AG, 3.13%, 06/09/17, pays quarterly	BNP	N/A	1.00	12/20/21	142	(3)	—	(3)
Credit Suisse Group AG, 5.00%, 07/29/19, pays quarterly	JPM	N/A	1.00	12/20/21	130	(3)	2	(5)
Dell Inc., 7.10%, 04/15/28, pays quarterly	GSC	N/A	1.00	12/20/18	250	(3)	5	(8)
Dow Chemical Co., 7.38%, 11/01/29, pays quarterly	JPM	N/A	1.00	09/20/18	730	(7)	(4)	(3)
HP Inc., 4.65%, 12/09/21, pays quarterly	GSC	N/A	1.00	06/20/21	250	(6)	(6)	—
HP Inc., 4.65%, 12/09/21, pays quarterly	GSC	N/A	1.00	12/20/22	350	(8)	(5)	(3)
Iberdrola International BV, 2.88%, 11/11/20, pays quarterly	JPM	N/A	1.00	12/20/21	225	(6)	(3)	(3)
International Business Machines Corp., 5.70%, 09/14/17, pays quarterly	GSC	N/A	1.00	12/20/18	1,620	(19)	(49)	30
iTraxx Europe Senior Series 19, pays quarterly	CGM	N/A	1.00	06/20/18	3,309	(24)	(35)	11
iTraxx Europe Senior Series 20, pays quarterly	BCL	N/A	1.00	12/20/18	1,335	(15)	(7)	(8)
iTraxx Europe Senior Series 20, pays quarterly	CGM	N/A	1.00	12/20/18	2,848	(33)	(15)	(18)
iTraxx Europe Senior Series 20, pays quarterly	CGM	N/A	1.00	12/20/18	2,364	(28)	(28)	—
Lanxess AG, 0.25%, 10/07/21, pays quarterly	JPM	N/A	1.00	12/20/22	567	(13)	(12)	(1)
Loews Corp., 6.00%, 02/01/35, pays quarterly	CGM	N/A	1.00	06/20/21	850	(27)	(26)	(1)
Macy's Retail Holdings Inc., 3.45%, 01/15/21, pays quarterly	JPM	N/A	1.00	06/20/22	250	15	20	(5)
Marks & Spencer Plc, 6.13%, 12/02/19, pays quarterly	BCL	N/A	1.00	12/20/22	343	6	6	—
Marks & Spencer Plc, 6.13%, 12/02/19, pays quarterly	BOA	N/A	1.00	12/20/22	12	—	—	—
Marks & Spencer Plc, 6.13%, 12/02/19, pays quarterly	BOA	N/A	1.00	12/20/22	245	4	4	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Melia Hotels International SA, 4.30%, 11/14/08, pays quarterly	JPM	N/A	5.00	06/20/22	284	(59)	(52)	(7)
Microsoft Corp., 4.50%, 10/01/40, pays quarterly	CSI	N/A	1.00	12/20/18	1,279	(16)	(38)	22
Microsoft Corp., 4.50%, 10/01/40, pays quarterly	GSC	N/A	1.00	12/20/18	341	(4)	(10)	6
Obrigacoes do Tesouro, 4.95%, 10/25/23, pays quarterly	BNP	N/A	1.00	09/20/19	725	(9)	22	(31)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	GSC	N/A	1.00	12/20/22	740	(14)	(15)	1
Republic of Colombia, 10.38%, 01/28/33, pays quarterly	JPM	N/A	1.00	06/20/21	200	(1)	11	(12)
Republic of France, 4.25%, 04/25/19, pays quarterly	BOA	N/A	0.25	06/20/22	171	(1)	2	(3)
Republic of France, 4.25%, 04/25/19, pays quarterly	BOA	N/A	0.25	06/20/22	342	(1)	4	(5)
Republic of France, 4.25%, 04/25/19, pays quarterly	BOA	N/A	0.25	06/20/22	400	(1)	5	(6)
Republic of France, 4.25%, 04/25/19, pays quarterly	BOA	N/A	0.25	06/20/22	210	(1)	3	(4)
Republic of France, 4.25%, 04/25/19, pays quarterly	BOA	N/A	0.25	06/20/22	240	(1)	3	(4)
Republic of France, 4.25%, 04/25/19, pays quarterly	BOA	N/A	0.25	06/20/22	358	(1)	5	(6)
Republic of France, 4.25%, 04/25/19, pays quarterly	GSC	N/A	0.25	06/20/22	80	—	1	(1)
Republic of France, 4.25%, 04/25/19, pays quarterly	GSC	N/A	0.25	06/20/22	171	—	3	(3)
Republic of France, 4.25%, 04/25/19, pays quarterly	GSC	N/A	0.25	06/20/22	192	(1)	2	(3)
Republic of France, 4.25%, 04/25/19, pays quarterly	JPM	N/A	0.25	06/20/22	240	(1)	3	(4)
Republic of Korea, 7.13%, 04/16/19, pays quarterly	GSC	N/A	1.00	12/20/22	800	(10)	(12)	2
Republic of South Africa, 5.50%, 03/09/20, pays quarterly	BOA	N/A	1.00	12/20/22	540	22	22	—
Rio Tinto Finance USA Ltd, 3.75%, 06/15/25, pays quarterly	JPM	N/A	1.00	06/20/22	250	(5)	(1)	(4)
Rite Aid Corp., 7.70%, 02/15/27, pays quarterly	JPM	N/A	5.00	12/20/20	650	(14)	(35)	21
Sony Corp., 1.57%, 06/19/15, pays quarterly	JPM	N/A	1.00	03/20/19	1,266	(17)	91	(108)
Southwest Airlines Co., 5.13%, 03/01/17, pays quarterly	CSI	N/A	1.00	12/20/19	580	(11)	(10)	(1)
Sprint Communications, 8.38%, 08/15/17, pays quarterly	GSC	N/A	5.00	12/20/20	400	(49)	136	(185)
Staples Inc., 4.38%, 01/12/23, pays quarterly	BCL	N/A	1.00	12/20/20	650	20	20	—
Staples Inc., 4.38%, 01/12/23, pays quarterly	BCL	N/A	1.00	12/20/22	300	45	47	(2)
Statoil ASA, 2.00%, 09/10/20, pays quarterly	BNP	N/A	1.00	12/20/21	154	(5)	(3)	(2)
STMicroelectronics NV, 0.00%, 07/03/19, pays quarterly	JPM	N/A	1.00	06/20/22	312	(5)	(2)	(3)
The Raytheon Co., 7.20%, 08/15/27, pays quarterly	GSC	N/A	1.00	03/20/20	968	(22)	(39)	17
The Raytheon Co., 7.20%, 08/15/27, pays quarterly	GSC	N/A	1.00	03/20/20	970	(22)	(39)	17
The Walt Disney Co., 2.55%, 02/15/22, pays quarterly	JPM	N/A	1.00	06/20/21	850	(24)	(30)	6
United Mexican States, 5.95%, 03/19/19, pays quarterly	CSI	N/A	1.00	06/20/21	350	(3)	10	(13)
Uniti Group Inc., 8.25%, 10/15/23, pays quarterly	GSC	N/A	5.00	12/20/22	150	16	11	5
Viacom Inc., 6.88%, 04/30/36, pays quarterly	BOA	N/A	1.00	06/20/21	320	(1)	19	(20)
Viacom Inc., 6.88%, 04/30/36, pays quarterly	JPM	N/A	1.00	12/20/22	350	9	10	(1)
Vodafone Group Plc, 5.00%, 06/04/18, pays quarterly	BCL	N/A	1.00	12/20/22	1,028	(21)	(20)	(1)
					$40,619	$(690)	$(284)	$(406)
Credit default swap agreements - sell protection[2]
American Axle & Manufacturing Inc., 6.62%, 10/15/22, pays quarterly	GSC	3.03%	5.00%	12/20/22	$(231)	$22	$20	$2
American Axle & Manufacturing Inc., 6.62%, 10/15/22, pays quarterly	GSC	3.03	5.00	12/20/22	(100)	10	7	3
American Axle & Manufacturing Inc., 6.62%, 10/15/22, pays quarterly	JPM	3.03	5.00	12/20/22	(369)	35	32	3

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp., 6.63%, 08/15/20, pays quarterly	GSC	7.23	5.00	12/20/22	(175)	(16)	(18)	2
Chesapeake Energy Corp., 6.63%, 08/15/20, pays quarterly	JPM	7.23	5.00	12/20/22	(100)	(10)	(9)	(1)
Dell Inc., 7.10%, 04/15/28, pays quarterly	JPM	2.21	1.00	12/20/22	(250)	(15)	(26)	11
Dell Inc., 7.10%, 04/15/28, pays quarterly	JPM	1.94	1.00	06/20/22	(1,150)	(46)	(79)	33
Deutsche Bank AG, pays quarterly	CCI	1.71	1.00	06/20/22	(656)	(21)	(29)	8
Deutsche Bank AG, 5.00%, 06/24/20, pays quarterly	GSC	1.71	1.00	06/20/22	(656)	(22)	(30)	8
DISH DBS Corp., 6.75%, 06/01/21, pays quarterly	JPM	2.72	5.00	12/20/22	(300)	32	31	1
DISH DBS Corp., 6.75%, 06/01/21, pays quarterly	JPM	2.72	5.00	12/20/22	(385)	41	40	1
DISH DBS Corp., 6.75%, 06/01/21, pays quarterly	JPM	2.72	5.00	12/20/22	(150)	16	16	—
Energy Transfer Equity LP, 5.88%, 01/15/24, pays quarterly	GSC	1.20	5.00	12/20/22	(175)	33	29	4
Freeport-McMoRan Inc., 3.55%, 03/01/22, pays quarterly	BCL	1.90	1.00	06/20/22	(375)	(14)	(41)	27
Freeport-McMoRan Inc., 3.55%, 03/01/22, pays quarterly	GSC	2.12	1.00	12/20/22	(375)	(20)	(21)	1
Freeport-McMoRan Inc., 3.55%, 03/01/22, pays quarterly	GSC	2.12	1.00	12/20/22	(200)	(11)	(17)	6
Freeport-McMoRan Inc., 3.55%, 03/01/22, pays quarterly	JPM	1.90	1.00	06/20/22	(225)	(9)	(23)	14
iTraxx Europe Subordinated Series 19, pays quarterly	CGM	N/A	5.00	06/20/18	(2,364)	87	189	(102)
iTraxx Europe Subordinated Series 20, pays quarterly	BCL	N/A	5.00	12/20/18	(1,064)	66	211	(145)
iTraxx Europe Subordinated Series 20, pays quarterly	CGM	N/A	5.00	12/20/18	(1,891)	116	182	(66)
iTraxx Europe Subordinated Series 20, pays quarterly	CGM	N/A	5.00	12/20/18	(1,525)	93	299	(206)
iTraxx Europe Subordinated Series 20, pays quarterly	DUB	N/A	5.00	12/20/18	(756)	46	149	(103)
Jaguar Land Rover Automotive Plc, 5.00%, 02/15/22, pays quarterly	BOA	1.81	5.00	12/20/22	(64)	10	10	—
Jaguar Land Rover Automotive Plc, 5.00%, 02/15/22, pays quarterly	JPM	1.81	5.00	12/20/22	(101)	16	16	—
Ladbrokes Group Finance Plc, 5.12%, 09/16/22, pays quarterly	CCI	2.78	1.00	06/20/22	(35)	(3)	(4)	1
Ladbrokes Group Finance Plc, 5.12%, 09/16/22, pays quarterly	CSI	2.78	1.00	06/20/22	(95)	(8)	(11)	3
Macy's Retail Holdings Inc., 3.45%, 01/15/21, pays quarterly	JPM	2.34	1.00	06/20/22	(425)	(25)	(31)	6
Nordstrom, Inc., 6.95%, 03/15/2028, pays quarterly	JPM	3.04	1.00	06/20/22	(425)	(37)	(33)	(4)
OTE Plc, 7.88%, 02/07/18, pays quarterly	BCL	1.34	5.00	12/20/21	(201)	31	11	20
Saipem SpA, 3.75%, 09/08/23, pays quarterly	JPM	2.98	5.00	06/20/22	(95)	8	4	4
Scandinavian Airlines, pays quarterly	GSC	3.56	5.00	06/20/19	(461)	12	(36)	48
Staples Inc., 4.38%, 01/12/23, pays quarterly	GSC	3.83	1.00	06/20/22	(130)	(15)	(14)	(1)
					$(15,504)	$402	$824	$(422)

OTC Contracts for Difference
Reference Entity	Counterparty	Financing Fee	Expiration	Contracts† Long (Short)	Notional†		Unrealized Appreciation (Depreciation)

Altice N.V., pays monthly	MLP	Euro Interbank Offered Rate +0.30%	TBD	5	EUR	90	$(9)
Anglo American Plc, pays monthly	MLP	1-Month GBP LIBOR -0.25%	TBD	(41)	GBP	(533)	(47)
Eurobank Ergasias SA, pays at expiration date	MLP	Euro Interbank Offered Rate +1.00%	TBD	126	EUR	95	(1)
Hellenic Telecommunications Organization SA, pays at expiration date	MLP	Euro Interbank Offered Rate +1.00%	TBD	24	EUR	246	(3)
JPMorgan Chase & Co., pays at expiration date	MLP	1-Week LIBOR +0.20%	TBD	2		184	8
National Bank of Greece, pays at expiration date	MLP	Euro Interbank Offered Rate +1.00%	TBD	380	EUR	106	3

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Tullow Oil Plc, pays monthly	MLP	1-Month GBP LIBOR -1.50%	TBD	(31)	GBP	(49)	(12)
OTC Contracts for Difference (continued)
Reference Entity	Counterparty	Financing Fee	Expiration	Contracts† Long (Short)	Notional†		Unrealized Appreciation (Depreciation)
							$(61)

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†		Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
INVESTMENT COMPANIES
iBoxx Euro Corporates Overall Total Return Index, pays quarterly	JPM	3-Month Euribor +0.00%	12/20/17	EUR	5,600	$(2)
						$(2)
Total return swap agreements - paying return
COMMON STOCKS
Capital One Financial Corp., pays quarterly	BNP	3-Month LIBOR -0.25%	04/10/18		(90)	$(3)
Capital One Financial Corp., pays quarterly	BNP	3-Month LIBOR -0.30%	04/28/18		(30)	—
Uniti Group Inc., pays monthly	MLP	3-Month LIBOR -0.30%	09/14/18		(23)	4
Uniti Group Inc., pays monthly	MLP	3-Month LIBOR -0.30%	09/18/18		(31)	5
Uniti Group Inc., pays monthly	MLP	3-Month LIBOR -0.30%	09/27/18		(22)	(1)
Valeant Pharmaceuticals International Inc., pays monthly	MLP	3-Month LIBOR -0.30%	08/11/18		(29)	(1)
Valeant Pharmaceuticals International Inc., pays quarterly	MLP	3-Month LIBOR -0.30%	03/09/18		(42)	(6)
Valeant Pharmaceuticals International Inc., pays quarterly	MLP	3-Month LIBOR -0.30%	02/28/18		(21)	—
Valeant Pharmaceuticals International Inc., pays quarterly	MLP	3-Month LIBOR -0.30%	05/17/18		(17)	(1)
Valeant Pharmaceuticals International Inc., pays quarterly	MLP	3-Month LIBOR -0.30%	08/03/18		(29)	3
Valeant Pharmaceuticals International Inc., pays quarterly	MLP	3-Month LIBOR -0.30%	06/21/18		(27)	(2)
Western Digital Corp., pays monthly	MLP	3-Month LIBOR -0.30%	09/19/18		(74)	—
INVESTMENT COMPANIES
Health Care Select Sector SPDR Fund, pays monthly	BNP	1-Month LIBOR +0.20%	08/03/18		(68)	(2)
iShares iBoxx USD High Yield Corporate Bond ETF, pays at expiration date	BNP	1-Month LIBOR -1.75%	12/14/17		(425)	(4)
iShares iBoxx USD High Yield Corporate Bond ETF, pays monthly	BNP	1-Month LIBOR -1.25%	09/07/18		(264)	(2)
iShares iBoxx USD Investment Grade Corporate Bond ETF, pays monthly	BNP	1-Month LIBOR +0.10%	03/09/18		(1,049)	(16)
Market Vectors ETF Trust, pays quarterly	BNP	1-Month LIBOR -0.80%	05/17/18		(81)	(6)
iShares Russell 2000 ETF, pays monthly	CIT	1-Month LIBOR -0.50%	12/02/17		(533)	(24)
Industrial Select Sector SPDR Fund, pays monthly	MLP	3-Month LIBOR +0.07%	09/14/18		(233)	(5)
Market Vectors ETF Trust, pays monthly	MLP	1-Month LIBOR -0.75%	05/05/18		(131)	(9)
Market Vectors ETF Trust, pays monthly	MLP	1-Month LIBOR -0.85%	06/14/18		(17)	(1)
						$(71)

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.1%
Consumer Discretionary 15.1%
1-800-Flowers.com Inc. - Class A (a)	4	$39
Abercrombie & Fitch Co. - Class A	6	91
Adtalem Global Education Inc.	2	61
American Axle & Manufacturing Holdings Inc. (a)	10	167
American Eagle Outfitters Inc.	15	208
American Outdoor Brands Corp. (a)	4	63
American Public Education Inc. (a)	2	43
Ark Restaurants Corp.	1	14
Asbury Automotive Group Inc. (a)	2	92
Ascena Retail Group Inc. (a)	11	27
Ascent Capital Group Inc. - Class A (a)	1	8
Barnes & Noble Inc.	6	48
Bassett Furniture Industries Inc.	1	32
BBX Capital Corp. - Class A	8	58
Bed Bath & Beyond Inc.	3	79
Belmond Ltd. - Class A (a)	8	113
Big 5 Sporting Goods Corp. (b)	3	21
Big Lots Inc.	4	195
BJ's Restaurants Inc. (a)	2	46
Bloomin' Brands Inc.	5	91
Bob Evans Farms Inc.	1	59
Bojangles' Inc. (a)	3	35
Boot Barn Holdings Inc. (a)	2	13
Brinker International Inc. (b)	3	103
Buffalo Wild Wings Inc. (a)	1	84
Build-A-Bear Workshop Inc. (a)	1	11
Caleres Inc.	3	90
Callaway Golf Co.	4	64
Cambium Learning Group Inc. (a)	3	17
Capella Education Co.	1	65
Career Education Corp. (a)	7	76
Carriage Services Inc.	1	35
Carrol's Restaurant Group Inc. (a)	2	24
Cavco Industries Inc. (a)	—	56
Central European Media Entertainment Ltd. - Class A (a)	12	47
Century Casinos Inc. (a)	1	11
Century Communities Inc. (a)	1	25
Cheesecake Factory Inc.	2	75
Chico's FAS Inc.	12	106
Childrens Place Retail Stores Inc.	1	160
Choice Hotels International Inc.	3	212
Chuy's Holdings Inc. (a)	1	23
Citi Trends Inc.	1	16
Clear Channel Outdoor Holdings Inc. - Class A	2	11
Collectors Universe Inc.	1	14
Cooper Tire & Rubber Co.	4	157
Cooper-Standard Holding Inc. (a)	1	168
Core-Mark Holding Co. Inc.	3	110
Cracker Barrel Old Country Store Inc. (b)	2	238
Crocs Inc. (a)	5	48
CSS Industries Inc.	1	32
Culp Inc.	1	43
Daily Journal Corp. (a) (b)	—	11
Dave & Buster's Entertainment Inc. (a)	3	132
Deckers Outdoor Corp. (a)	3	180
Del Frisco's Restaurant Group Inc. (a)	2	26
Del Taco Restaurants Inc. (a)	2	23
Delta Apparel Inc. (a)	1	21
Denny's Corp. (a)	7	92
Destination XL Group Inc. (a)	6	12
Dick's Sporting Goods Inc.	4	119
Dillard's Inc. - Class A (b)	1	67
DineEquity Inc.	1	60
Diversified Restaurant Holdings Inc. (a)	3	7
Dixie Group Inc. - Class A (a)	1	3
Dorman Products Inc. (a)	2	148
DSW Inc. - Class A	6	138
Duluth Holdings Inc. - Class B (a) (b)	1	24
El Pollo Loco Holdings Inc. (a)	3	32
Eldorado Resorts Inc. (a) (b)	7	185
	Shares/Par†	Value
Entravision Communications Corp. - Class A	4	22
Escalade Inc.	2	29
Ethan Allen Interiors Inc.	2	60
EW Scripps Co. - Class A (a)	6	108
Express Inc. (a)	6	40
Fiesta Restaurant Group Inc. (a) (b)	1	16
Finish Line Inc. - Class A	3	35
Five Below Inc. (a)	3	168
Flexsteel Industries Inc.	1	25
Fossil Group Inc. (a) (b)	1	7
Fox Factory Holding Corp. (a)	3	134
Francesca's Holdings Corp. (a)	3	20
FTD Cos. Inc. (a)	1	11
Gaia Inc. - Class A (a)	1	10
Gannett Co. Inc.	10	91
Genesco Inc. (a)	1	39
Gentherm Inc. (a)	3	117
G-III Apparel Group Ltd. (a)	2	66
Global Eagle Entertainment Inc. (a) (b)	5	16
Graham Holdings Co.	—	252
Gray Television Inc. (a)	6	96
Green Brick Partners Inc. (a)	4	38
Group 1 Automotive Inc.	2	138
Groupon Inc. - Class A (a)	30	155
Guess Inc.	4	74
Habit Restaurants Inc. - Class A (a) (b)	1	17
Harte-Hanks Inc. (a)	11	11
Haverty Furniture Cos. Inc.	1	37
Helen of Troy Ltd. (a)	2	217
Hibbett Sports Inc. (a) (b)	2	23
Hilton Grand Vacations Inc. (a)	5	212
Hooker Furniture Corp.	1	38
Horizon Global Corp. (a)	3	46
Houghton Mifflin Harcourt Co. (a)	4	54
Hovnanian Enterprises Inc. - Class A (a) (b)	9	17
HSN Inc.	2	86
Iconix Brand Group Inc. (a)	2	13
ILG Inc.	10	258
IMAX Corp. (a)	2	51
Installed Building Products Inc. (a)	2	144
iRobot Corp. (a)	2	152
J Alexander's Holdings Inc. (a)	1	16
Jack in the Box Inc.	2	228
John Wiley & Sons Inc. - Class A	4	211
Johnson Outdoors Inc. - Class A	1	45
K12 Inc. (a)	2	28
KB Home	4	101
Kirkland's Inc. (a)	3	30
La Quinta Holdings Inc. (a)	10	179
La-Z-Boy Inc.	4	111
LCI Industries	2	217
Libbey Inc.	4	34
Liberty Expedia Holdings Inc. - Class A (a)	5	240
Liberty Tax Inc. - Class A	1	17
Liberty TripAdvisor Holdings Inc. - Class A (a)	6	80
Lifetime Brands Inc.	2	37
Lindblad Expeditions Holdings Inc. (a)	3	28
Lithia Motors Inc. - Class A	2	238
M/I Homes Inc. (a)	3	67
Malibu Boats Inc. - Class A (a)	1	37
Marcus Corp.	1	39
Marine Products Corp.	2	35
Marriott Vacations Worldwide Corp.	2	277
MDC Holdings Inc.	2	73
Meredith Corp.	3	180
Meritage Homes Corp. (a)	4	189
Modine Manufacturing Co. (a)	4	84
Monro Inc.	3	151
Motorcar Parts of America Inc. (a)	2	44
Movado Group Inc.	—	13
MSG Networks Inc. - Class A (a)	5	101
Murphy USA Inc. (a)	3	187
NACCO Industries Inc. - Class A	—	35
Nathan's Famous Inc. (a)	1	38
National American University Holdings Inc.	2	4

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
National CineMedia Inc.	4	29
Nautilus Inc. (a)	2	40
New Media Investment Group Inc.	2	28
New York Times Co. - Class A	9	170
NexStar Media Group Inc. - Class A	3	195
NutriSystem Inc.	2	110
Office Depot Inc.	48	217
Ollie's Bargain Outlet Holdings Inc. (a)	5	213
Overstock.com Inc. (a)	3	95
Oxford Industries Inc.	1	83
Papa John's International Inc.	2	148
Penn National Gaming Inc. (a)	7	162
PetMed Express Inc.	2	59
Pico Holdings Inc. (a)	1	23
Pier 1 Imports Inc.	6	25
Pinnacle Entertainment Inc. (a)	4	94
Planet Fitness Inc. - Class A	6	160
Playa Hotels & Resorts NV (a)	9	95
Potbelly Corp. (a)	2	25
RCI Hospitality Holdings Inc.	1	25
Reading International Inc. - Class A (a)	1	23
Red Robin Gourmet Burgers Inc. (a)	1	70
Red Rock Resorts Inc. - Class A	4	103
Regal Entertainment Group - Class A (b)	4	64
Regis Corp. (a)	1	18
Rent-A-Center Inc. (b)	7	75
Ruby Tuesday Inc. (a)	—	1
Ruth's Hospitality Group Inc.	2	37
Saga Communications Inc. - Class A	—	13
Sally Beauty Holdings Inc. (a)	10	195
Scholastic Corp.	1	54
Scientific Games Corp. - Class A (a)	1	46
SeaWorld Entertainment Inc. (b)	5	63
Select Comfort Corp. (a)	3	94
Sequential Brands Group Inc. (a)	2	5
Shake Shack Inc. - Class A (a) (b)	1	42
Shiloh Industries Inc. (a)	2	25
Shoe Carnival Inc.	1	19
Shutterfly Inc. (a)	2	113
Sinclair Broadcast Group Inc. - Class A	3	93
Skyline Corp. (a)	2	28
Sonic Automotive Inc. - Class A	3	57
Sonic Corp.	3	81
Sotheby's (a)	4	182
Spartan Motors Inc.	2	19
Speedway Motorsports Inc.	4	81
Sportsman's Warehouse Holdings Inc. (a) (b)	6	28
Standard Motor Products Inc.	2	95
Stein Mart Inc. (b)	6	8
Steven Madden Ltd. (a)	4	164
Stoneridge Inc. (a)	2	36
Strattec Security Corp.	1	22
Strayer Education Inc.	1	78
Sturm Ruger & Co. Inc. (b)	1	65
Superior Industries International Inc.	1	17
Superior Uniform Group Inc.	2	56
Sypris Solutions Inc. (a)	5	7
Tailored Brands Inc.	3	47
Tandy Leather Factory Inc. (a)	1	9
Taylor Morrison Home Corp. - Class A (a)	7	147
Tempur Sealy International Inc. (a)	3	193
Tenneco Inc.	3	195
Texas Roadhouse Inc.	5	262
Tile Shop Holdings Inc.	4	45
Tilly's Inc. - Class A	2	28
Time Inc.	4	60
TopBuild Corp. (a)	2	101
Tower International Inc.	2	41
Town Sports International Holdings Inc. (a)	2	16
Townsquare Media Inc. - Class A (a)	1	12
TravelCenters of America LLC (a)	3	11
Tronc Inc. (a)	2	25
Tupperware Brands Corp.	3	174
U.S. Auto Parts Network Inc. (a)	4	13
Unifi Inc. (a)	1	45
	Shares/Par†	Value
Universal Electronics Inc. (a)	1	61
Urban Outfitters Inc. (a)	8	187
Vista Outdoor Inc. (a)	5	121
VOXX International Corp. - Class A (a)	2	13
Weight Watchers International Inc. (a)	3	121
William Lyon Homes - Class A (a)	1	31
Wingstop Inc.	3	85
Winmark Corp.	1	81
Winnebago Industries Inc.	3	125
Wolverine World Wide Inc.	8	229
World Wrestling Entertainment Inc. - Class A	2	51
Zagg Inc. (a)	4	66
Zumiez Inc. (a)	2	35
		18,344
Consumer Staples 4.0%
Alico Inc.	1	38
Andersons Inc.	3	98
Avon Products Inc. (a)	17	40
B&G Foods Inc. (b)	5	143
Boston Beer Co. Inc. - Class A (a)	1	112
Calavo Growers Inc.	1	105
Central Garden & Pet Co. (a)	1	55
Central Garden & Pet Co. - Class A (a)	3	117
Chefs' Warehouse Inc. (a)	2	36
Coca-Cola Bottling Co.	1	119
Craft Brewers Alliance Inc. (a)	1	16
Darling Ingredients Inc. (a)	3	52
Dean Foods Co.	8	91
Energizer Holdings Inc.	2	105
Farmer Bros. Co. (a)	1	42
Hostess Brands Inc. - Class A (a)	8	109
HRG Group Inc. (a)	12	189
Ingles Markets Inc. - Class A	1	29
Inter Parfums Inc.	3	138
Inventure Foods Inc. (a)	3	14
J&J Snack Foods Corp.	1	185
John B. Sanfilippo & Son Inc.	1	46
Lancaster Colony Corp.	2	216
Landec Corp. (a)	2	25
Limoneira Co.	1	30
Medifast Inc.	1	43
MGP Ingredients Inc.	1	84
Natural Alternatives International Inc. (a)	1	9
Natural Grocers by Vitamin Cottage Inc. (a) (b)	3	17
Natural Health Trends Corp.	1	22
Nu Skin Enterprises Inc. - Class A	4	244
Oil-Dri Corp. of America	1	31
Omega Protein Corp.	1	25
Performance Food Group Co. (a)	7	204
PriceSmart Inc.	2	204
Primo Water Corp. (a)	1	12
Revlon Inc. - Class A (a) (b)	3	73
Rite Aid Corp. (a)	32	63
Rocky Mountain Chocolate Factory Inc.	2	18
Sanderson Farms Inc.	2	302
Seneca Foods Corp. - Class A (a)	—	15
Smart & Final Stores Inc. (a)	5	40
Snyders-Lance Inc.	8	303
SpartanNash Co.	3	76
Sprouts Farmers Market Inc. (a)	10	191
Supervalu Inc. (a)	3	73
United Natural Foods Inc. (a)	1	29
United-Guardian Inc.	—	3
Universal Corp.	2	113
USANA Health Sciences Inc. (a)	2	110
Vector Group Ltd.	10	200
Village Super Market Inc. - Class A	1	14
WD-40 Co.	1	98
Weis Markets Inc.	2	86
		4,852
Energy 5.0%
Adams Resources & Energy Inc.	1	33
Arch Coal Inc. - Class A	2	144
Archrock Inc.	3	38

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Atwood Oceanics Inc. (a) (b)	13	118
Basic Energy Services Inc. (a)	1	21
Bill Barrett Corp. (a)	5	20
Bonanza Creek Energy Inc. (a)	1	34
Bristow Group Inc. (b)	2	15
California Resources Corp. (a) (b)	1	6
Callon Petroleum Co. (a) (b)	19	209
CARBO Ceramics Inc. (a) (b)	2	14
Carrizo Oil & Gas Inc. (a)	3	53
CONSOL Energy Inc. (a)	21	360
Delek US Holdings Inc.	4	94
DHT Holdings Inc.	11	45
Dril-Quip Inc. (a)	1	35
Earthstone Energy Inc. - Class A (a) (b)	2	24
Eclipse Resources Corp. (a)	17	43
EnLink Midstream LLC	10	174
Ensco Plc - Class A (b)	2	11
Era Group Inc. (a)	1	15
Exterran Corp. (a)	3	80
Forum Energy Technologies Inc. (a)	4	65
GasLog Ltd.	2	32
Green Plains Renewable Energy Inc.	2	35
Gulf Island Fabrication Inc.	2	20
Gulfport Energy Corp. (a)	15	210
Helix Energy Solutions Group Inc. (a)	6	44
Hornbeck Offshore Services Inc. (a)	4	18
International Seaways Inc. (a)	1	20
ION Geophysical Corp. (a)	1	11
Jones Energy Inc. - Class A (a)	—	—
Laredo Petroleum Holdings Inc. (a)	13	174
Matador Resources Co. (a)	8	224
Matrix Service Co. (a)	1	14
McDermott International Inc. (a)	26	190
Nabors Industries Ltd.	15	120
Natural Gas Services Group Inc. (a)	1	17
Newpark Resources Inc. (a)	4	42
Noble Corp. Plc (a)	11	49
Nordic American Offshore Ltd.	1	1
Nordic American Tankers Ltd.	3	16
Oasis Petroleum Inc. (a)	12	112
Oceaneering International Inc.	9	238
Oil States International Inc. (a)	2	50
Panhandle Oil and Gas Inc. - Class A	1	32
Par Pacific Holdings Inc. (a)	3	71
PBF Energy Inc. - Class A	10	279
PDC Energy Inc. (a)	3	168
Peabody Energy Corp. (a)	9	270
Penn Virginia Corp. (a)	1	39
PHI Inc. (a)	1	17
Pioneer Energy Services Corp. (a)	7	17
QEP Resources Inc. (a)	12	107
Renewable Energy Group Inc. (a)	2	28
Resolute Energy Corp. (a) (b)	1	22
REX Stores Corp. (a)	—	37
RigNet Inc. (a)	1	15
Ring Energy Inc. (a)	2	26
Rowan Cos. Plc - Class A (a)	7	84
Sanchez Energy Corp. (a) (b)	4	17
SandRidge Energy Inc. (a)	1	30
Scorpio Tankers Inc.	12	40
SEACOR Holdings Inc. (a)	1	30
SemGroup Corp. - Class A	6	181
SilverBow Resources Inc. (a)	1	26
SM Energy Co.	6	103
Southwestern Energy Co. (a)	19	114
SRC Energy Inc. (a) (b)	9	85
Superior Energy Services Inc. (a)	6	69
Tesco Corp. (a)	8	44
Tetra Technologies Inc. (a)	11	31
Transocean Ltd. (a) (b)	20	218
Ultra Petroleum Corp. (a)	12	105
Unit Corp. (a)	4	81
US Silica Holdings Inc.	4	131
Westmoreland Coal Co. (a)	1	3
Whiting Petroleum Corp. (a) (b)	19	103
	Shares/Par†	Value
World Fuel Services Corp.	6	214
		6,125
Financials 20.5%
1st Constitution Bancorp	1	11
1st Source Corp.	2	91
Access National Corp.	2	48
Allegiance Bancshares Inc. (a)	1	23
A-Mark Precious Metals Inc.	1	13
Ambac Financial Group Inc. (a) (c) (d)	6	108
American Equity Investment Life Holding Co.	8	240
American National Bankshares Inc.	1	33
American National Insurance Co.	1	129
American River Bankshares	1	15
Ameris Bancorp	3	131
Amerisafe Inc.	1	79
AmTrust Financial Services Inc. (b)	10	137
Argo Group International Holdings Ltd.	1	61
Arrow Financial Corp.	2	79
Artisan Partners Asset Management Inc. - Class A	3	90
Aspen Insurance Holdings Ltd.	5	194
Associated Bancorp	14	340
Associated Capital Group Inc. - Class A	—	14
Asta Funding Inc. (a)	—	1
Astoria Financial Corp.	4	87
Atlantic Capital Bancshares Inc. (a)	2	35
Atlas Financial Holdings Inc. (a)	1	24
Baldwin & Lyons Inc. - Class B	1	27
Banc of California Inc. (b)	2	41
BancFirst Corp.	2	125
Bancorp Inc. (a)	5	41
BancorpSouth Inc.	8	271
Bank Mutual Corp.	8	79
Bank of Hawaii Corp.	4	292
Bank of Marin Bancorp	—	33
BankFinancial Corp.	2	26
BankUnited Inc.	9	305
Banner Corp.	1	87
Bar Harbor Bankshares	1	33
Beneficial Bancorp Inc.	6	102
Berkshire Hills Bancorp Inc.	2	77
Blue Capital Reinsurance Holdings Ltd.	1	12
Blue Hills Bancorp Inc.	2	44
BofI Holding Inc. (a) (b)	4	125
Boston Private Financial Holdings Inc.	6	96
Bridge Bancorp Inc.	2	55
Brookline Bancorp Inc.	5	82
Bryn Mawr Bank Corp.	1	52
BSB BanCorp Inc. (a)	1	32
C&F Financial Corp.	1	52
Camden National Corp.	1	47
Capital Bank Financial Corp. - Class A	1	55
Capital City Bank Group Inc.	1	30
Capitol Federal Financial Inc.	13	188
Carolina Financial Corp.	1	19
Cathay General Bancorp	8	301
CenterState Bank Corp.	2	66
Central Pacific Financial Corp.	6	194
Central Valley Community Bancorp	1	20
Century Bancorp Inc. - Class A	—	29
Charter Financial Corp.	1	25
Chemical Financial Corp.	7	345
Citizens & Northern Corp.	1	20
Citizens Inc. - Class A (a) (b)	4	30
City Holdings Co.	1	78
Clifton Bancorp Inc.	1	13
CNB Financial Corp.	3	75
CoBiz Financial Inc.	4	78
Cohen & Steers Inc.	3	120
Columbia Banking System Inc.	5	228
Community Bank System Inc.	5	259
Community Bankers Trust Corp. (a)	1	13
Community Trust Bancorp Inc.	1	61
ConnectOne Bancorp Inc.	2	55
Cowen Inc. - Class A (a)	1	21

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Crawford & Co. - Class A	3	26
Crawford & Co. - Class B	3	34
CU Bancorp (a)	2	65
Customers Bancorp Inc. (a)	2	80
CVB Financial Corp.	9	219
Diamond Hill Investment Group Inc.	—	47
Dime Community Bancshares Inc.	2	49
Donegal Group Inc. - Class A	4	58
Donnelley Financial Solutions Inc. (a)	2	46
Eagle Bancorp Inc. (a)	3	188
eHealth Inc. (a)	2	55
EMC Insurance Group Inc.	2	48
Employer Holdings Inc.	2	102
Encore Capital Group Inc. (a)	1	56
Enova International Inc. (a)	2	32
Enterprise Bancorp Inc.	2	77
Enterprise Financial Services Corp.	1	38
Equity Bancshares Inc. - Class A (a)	—	14
Evercore Inc. - Class A	2	160
Ezcorp Inc. - Class A (a)	4	39
Farmers Capital Bank Corp.	1	26
Farmers National Banc Corp.	3	40
FBL Financial Group Inc. - Class A	1	98
FCB Financial Holdings Inc. - Class A (a)	2	93
Federal Agricultural Mortgage Corp. - Class C	1	46
Federated Investors Inc. - Class B	8	224
Fidelity & Guaranty Life	1	19
Fidelity Southern Corp.	2	47
Fifth Street Asset Management Inc. - Class A	2	6
Financial Engines Inc.	4	149
Financial Institutions Inc.	1	19
First Bancorp Inc.	1	39
First Bancorp Inc. (a)	9	45
First Bancorp Inc.	2	54
First Busey Corp.	3	99
First Commonwealth Financial Corp.	5	73
First Community Bancshares Inc.	2	48
First Connecticut Bancorp Inc.	1	34
First Defiance Financial Corp.	—	22
First Financial Bancorp	4	112
First Financial Bankshares Inc.	1	23
First Financial Corp.	1	43
First Financial Northwest Inc.	1	12
First Foundation Inc. (a)	3	45
First Interstate BancSystem Inc. - Class A	2	57
First Merchants Corp.	2	82
First Mid-Illinois Bancshares Inc.	1	51
First Midwest Bancorp Inc.	10	223
First of Long Island Corp.	1	44
First South Bancorp Inc.	—	7
FirstCash Inc.	3	183
Flagstar Bancorp Inc. (a)	4	140
Flushing Financial Corp.	3	83
FNFV Group (a)	6	95
Franklin Financial Network Inc. (a)	1	36
Fulton Financial Corp.	15	276
Gain Capital Holdings Inc.	2	13
GAMCO Investors Inc. - Class A	1	21
Genworth Financial Inc. - Class A (a)	4	15
German American Bancorp Inc.	2	64
Glacier Bancorp Inc.	6	242
Global Indemnity Ltd. - Class A (a)	1	30
Great Southern Bancorp Inc.	1	54
Great Western Bancorp Inc.	5	195
Green Bancorp Inc. (a)	3	60
Green Dot Corp. - Class A (a)	3	173
Greenhill & Co. Inc. (b)	2	39
Greenlight Capital Re Ltd. - Class A (a)	2	52
Guaranty Bancorp	1	29
Hanmi Financial Corp.	2	69
HarborOne Bancorp Inc. (a)	1	13
HCI Group Inc.	1	29
Health Insurance Innovations Inc. - Class A (a)	1	13
Heartland Financial USA Inc.	2	113
Hennessy Advisors Inc.	1	12
	Shares/Par†	Value
Heritage Commerce Corp.	3	38
Heritage Financial Corp.	1	35
Heritage Insurance Holdings Inc. (b)	1	13
Hingham Institution for Savings	—	31
Home Bancorp Inc.	—	15
Home Bancshares Inc.	11	272
HomeStreet Inc. (a)	1	35
HomeTrust Bancshares Inc. (a)	2	56
Hope Bancorp Inc.	11	192
Horace Mann Educators Corp.	2	68
Horizon Bancorp	1	24
Houlihan Lokey Inc. - Class A	2	80
Howard Bancorp Inc. (a)	1	14
Impac Mortgage Holdings Inc. (a)	1	14
Independent Bank Corp.	1	82
Independent Bank Group Inc.	1	69
Infinity Property & Casualty Corp.	—	40
Interactive Brokers Group Inc.	6	265
International Bancshares Corp.	6	246
INTL FCStone Inc. (a)	1	38
Investment Technology Group Inc.	1	28
Investors Title Co.	—	45
James River Group Holdings Ltd.	1	55
Kearny Financial Corp.	5	71
Kemper Corp.	4	185
Kingstone Cos. Inc.	1	23
Ladenburg Thalmann Financial Services Inc.	28	82
Lakeland Bancorp Inc.	3	67
Lakeland Financial Corp.	2	82
LCNB Corp.	1	10
LegacyTexas Financial Group Inc.	4	139
Legg Mason Inc.	9	341
LendingTree Inc. (a)	1	185
Live Oak Bancshares Inc.	1	23
Macatawa Bank Corp.	5	49
Maiden Holdings Ltd.	3	24
MainSource Financial Group Inc.	1	37
Manning & Napier Inc. - Class A	3	10
Marlin Business Services Inc.	1	20
MB Financial Inc.	8	350
MBIA Inc. (a)	6	48
MBT Financial Corp.	3	30
Mercantile Bank Corp.	1	40
Mercury General Corp.	4	234
Meridian Bancorp Inc.	4	79
Meta Financial Group Inc.	1	45
Midland States Bancorp Inc.	2	65
MidWestOne Financial Group Inc.	—	15
Moelis & Co. - Class A	2	79
Morningstar Inc.	2	179
National Bank Holdings Corp. - Class A	1	36
National Commerce Corp. (a)	—	16
National General Holdings Corp.	6	106
National Western Life Group Inc. - Class A	—	103
Nationstar Mortgage Holdings Inc. (a)	8	151
Navigators Group Inc.	2	90
NBT Bancorp Inc.	2	64
Nelnet Inc. - Class A	3	141
NewStar Financial Inc.	3	34
Nicholas Financial Inc. (a)	2	16
Nicolet Bankshares Inc. (a)	—	28
NMI Holdings Inc. - Class A (a)	3	38
Northeast Bancorp	—	4
Northfield Bancorp Inc.	4	65
Northrim BanCorp Inc.	—	13
Northwest Bancshares Inc.	4	71
OceanFirst Financial Corp.	1	34
Ocwen Financial Corp. (a)	6	19
Old Line Bancshares Inc.	1	29
Old Second Bancorp Inc.	1	15
OM Asset Management Plc	7	100
On Deck Capital Inc. (a)	6	29
Opus Bank (a)	2	40
Oritani Financial Corp.	3	54
Pacific Continental Corp.	3	89

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Pacific Mercantile Bancorp (a)	1	10
Pacific Premier Bancorp Inc. (a)	2	58
Park National Corp.	1	118
Park Sterling Corp.	9	112
Peapack Gladstone Financial Corp.	1	24
PennyMac Financial Services Inc. - Class A (a)	3	47
Peoples Bancorp Inc.	1	48
People's Utah Bancorp	1	40
PHH Corp. (a)	2	28
PJT Partners Inc. - Class A	1	52
PRA Group Inc. (a)	2	52
Preferred Bank	1	57
Primerica Inc.	4	301
ProAssurance Corp.	5	271
Provident Financial Holdings Inc.	2	41
Provident Financial Services Inc.	3	70
QCR Holdings Inc.	1	24
Regional Management Corp. (a)	1	18
Renasant Corp.	2	93
Republic Bancorp Inc. - Class A	2	66
Republic First Bancorp Inc. (a)	2	15
Riverview Bancorp Inc.	3	23
RLI Corp.	2	104
S&T Bancorp Inc.	3	107
Safety Insurance Group Inc.	1	48
Sandy Spring Bancorp Inc.	2	77
Seacoast Banking Corp. of Florida (a)	2	48
Selective Insurance Group Inc.	5	242
ServisFirst Bancshares Inc.	4	143
Sierra Bancorp	1	26
Silvercrest Asset Management Group Inc. - Class A	1	12
Simmons First National Corp. - Class A	1	76
South State Corp.	3	245
Southern First Bancshares Inc. (a)	—	11
Southern Missouri Bancorp Inc.	1	35
Southern National Bancorp of Virginia Inc.	3	44
Southside Bancshares Inc.	1	40
Southwest Bancorp Inc.	3	76
State Auto Financial Corp.	5	121
State Bank Financial Corp.	3	77
State National Cos. Inc.	7	151
Sterling Bancorp	13	310
Stewart Information Services Corp.	2	62
Stifel Financial Corp.	6	339
Stock Yards Bancorp Inc.	2	70
Summit Financial Group Inc.	1	21
Sun Bancorp Inc.	3	74
TCF Financial Corp.	14	240
Third Point Reinsurance Ltd. (a)	8	119
Timberland Bancorp Inc.	1	21
Tompkins Financial Corp.	1	86
Towne Bank	2	82
Trico Bancshares	2	76
Tristate Capital Holdings Inc. (a)	1	18
Triumph Bancorp Inc. (a)	1	34
TrustCo Bank Corp.	8	74
Trustmark Corp.	6	198
UMB Financial Corp.	1	70
Union Bankshares Corp.	2	67
United Bankshares Inc.	7	274
United Community Banks Inc.	5	145
United Community Financial Corp.	4	38
United Financial Bancorp Inc.	4	64
United Fire Group Inc.	1	55
United Insurance Holdings Corp.	1	19
Universal Insurance Holdings Inc.	3	59
Univest Corp. of Pennsylvania	2	59
Valley National Bancorp	24	295
Veritex Holdings Inc. (a)	1	20
Virtu Financial Inc. - Class A (b)	5	87
Virtus Investment Partners Inc.	—	36
Waddell & Reed Financial Inc. - Class A (b)	6	116
Walker & Dunlop Inc. (a)	2	113
Washington Trust Bancorp Inc.	1	81
WashingtonFirst Bankshares Inc.	2	55
	Shares/Par†	Value
Waterstone Financial Inc.	3	54
WesBanco Inc.	2	78
West Bancorp Inc.	3	64
Westamerica Bancorp (b)	2	104
Western New England Bancorp Inc.	4	47
Westwood Holdings Group Inc.	1	40
WMIH Corp. (a)	10	9
World Acceptance Corp. (a)	1	53
WSFS Financial Corp.	2	113
Xenith Bankshares Inc. (a)	3	104
		24,850
Health Care 9.5%
Abaxis Inc.	1	65
Accuray Inc. (a)	1	3
Achillion Pharmaceuticals Inc. (a)	4	19
Acorda Therapeutics Inc. (a)	2	40
Adamas Pharmaceuticals Inc. (a) (b)	2	40
Addus HomeCare Corp. (a)	1	42
Advaxis Inc. (a) (b)	2	8
Agile Therapeutics Inc. (a)	3	15
Akebia Therapeutics Inc. (a)	2	43
Alder Biopharmaceuticals Inc. (a)	2	29
Allscripts-Misys Healthcare Solutions Inc. (a)	15	211
Almost Family Inc. (a)	—	22
AMAG Pharmaceuticals Inc. (a)	1	22
Amedisys Inc. (a)	1	61
American Renal Associates Holdings Inc. (a)	2	25
Amicus Therapeutics Inc. (a)	5	78
AMN Healthcare Services Inc. (a)	4	167
Amphastar Pharmaceuticals Inc. (a)	4	69
Analogic Corp.	2	161
AngioDynamics Inc. (a)	3	49
ANI Pharmaceuticals Inc. (a)	1	37
Anika Therapeutics Inc. (a)	1	70
Aratana Therapeutics Inc. (a)	2	14
Assembly Biosciences Inc. (a)	1	19
Atrion Corp.	—	216
BioScrip Inc. (a) (b)	1	4
Biospecifics Technologies Corp. (a)	1	33
BioTelemetry Inc. (a)	4	133
Bovie Medical Corp. (a)	1	2
Brookdale Senior Living Inc. (a)	17	182
Calithera Biosciences Inc. (a)	3	52
Cambrex Corp. (a)	2	131
Cantel Medical Corp.	3	257
Capital Senior Living Corp. (a)	1	17
Cascadian Therapeutics Inc. (a)	6	25
Celldex Therapeutics Inc. (a)	7	21
Chemed Corp.	1	212
Chimerix Inc. (a)	6	32
Civitas Solutions Inc. (a)	3	59
Community Health Systems Inc. (a) (b)	12	90
Computer Programs & Systems Inc. (b)	—	12
Concert Pharmaceuticals Inc. (a)	1	16
Conmed Corp.	2	130
Corcept Therapeutics Inc. (a)	8	156
Corvel Corp. (a)	2	112
Corvus Pharmaceuticals Inc. (a)	1	20
Cotiviti Holdings Inc. (a)	8	273
CryoLife Inc. (a)	2	36
Cumberland Pharmaceuticals Inc. (a)	3	20
Cutera Inc. (a)	1	42
DepoMed Inc. (a)	6	34
Diplomat Pharmacy Inc. (a)	6	116
Eagle Pharmaceuticals Inc. (a) (b)	1	59
Emergent BioSolutions Inc. (a)	3	127
Enanta Pharmaceuticals Inc. (a)	2	85
Endo International Plc (a)	15	129
Ensign Group Inc.	4	84
Enzo Biochem Inc. (a)	4	37
Esperion Therapeutics Inc. (a)	1	69
Evolent Health Inc. - Class A (a)	6	106
Exactech Inc. (a)	1	46
Five Prime Therapeutics Inc. (a)	3	135

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Fluidigm Corp. (a)	1	7
Fonar Corp. (a)	1	17
Geron Corp. (a) (b)	10	22
Globus Medical Inc. - Class A (a)	6	177
Haemonetics Corp. (a)	4	194
Halyard Health Inc. (a)	2	109
HealthEquity Inc. (a)	3	159
HealthStream Inc. (a)	1	33
Heska Corp. (a)	—	32
HMS Holdings Corp. (a)	3	61
Horizon Pharma Plc (a)	11	140
Ignyta Inc. (a)	2	31
Immune Design Corp. (a)	2	21
Impax Laboratories Inc. (a)	6	112
Innoviva Inc. (a)	8	114
Inogen Inc. (a)	1	127
Inovalon Holdings Inc. - Class A (a) (b)	1	24
Integer Holdings Corp. (a)	1	76
Intra-Cellular Therapies Inc. (a)	5	82
Invacare Corp. (b)	1	20
Iridex Corp. (a)	2	15
Karyopharm Therapeutics Inc. (a)	5	53
Kindred Healthcare Inc.	5	31
Landauer Inc.	1	84
Lannett Co. Inc. (a) (b)	—	5
Lantheus Holdings Inc. (a)	2	44
LeMaitre Vascular Inc.	1	45
LHC Group Inc. (a)	1	103
Lipocine Inc. (a)	1	5
LivaNova Plc (a)	4	312
Luminex Corp.	1	29
MacroGenics Inc. (a)	2	33
Magellan Health Services Inc. (a)	2	189
Mallinckrodt Plc (a)	8	289
MannKind Corp. (a) (b)	9	20
MEI Pharma Inc. (a)	4	11
Meridian Bioscience Inc.	3	48
Merit Medical Systems Inc. (a)	2	100
Merrimack Pharmaceuticals Inc. (b)	1	11
Miragen Therapeutics Inc. (a)	1	11
Misonix Inc. (a)	1	9
Momenta Pharmaceuticals Inc. (a)	3	59
Myriad Genetics Inc. (a)	3	122
NantHealth Inc. (a) (b)	4	16
National Healthcare Corp.	1	43
National Research Corp. - Class A	4	141
National Research Corp. - Class B	1	44
Natus Medical Inc. (a)	1	41
NeoGenomics Inc. (a)	4	50
NuVasive Inc. (a)	3	171
Omnicell Inc. (a)	2	103
Opko Health Inc. (a) (b)	44	305
OraSure Technologies Inc. (a)	4	98
Orthofix International NV (a)	2	71
Owens & Minor Inc.	5	142
PDL BioPharma Inc. (a)	11	37
PharMerica Corp. (a)	3	76
Phibro Animal Health Corp. - Class A	1	55
Prestige Brands Holdings Inc. (a)	4	180
Providence Services Corp. (a)	1	46
PTC Therapeutics Inc. (a)	2	37
Quality Systems Inc. (a)	5	86
Quidel Corp. (a)	2	104
Quorum Health Corp. (a)	4	18
R1 RCM Inc. (a)	6	22
RadNet Inc. (a)	3	38
Recro Pharma Inc. (a)	1	12
Repligen Corp. (a)	3	107
Retrophin Inc. (a)	2	58
RTI Surgical Inc. (a)	6	29
Sangamo Therapeutics Inc. (a)	2	29
Sciclone Pharmaceuticals Inc. (a)	8	91
SeaSpine Holdings Corp. (a)	3	28
Select Medical Holdings Corp. (a)	11	209
Seres Therapeutics Inc. (a)	1	18
	Shares/Par†	Value
Simulations Plus Inc.	1	15
Spectrum Pharmaceuticals Inc. (a)	9	132
Stemline Therapeutics Inc. (a)	1	13
Sucampo Pharmaceuticals Inc. - Class A (a)	3	36
Supernus Pharmaceuticals Inc. (a)	4	153
Surgery Partners Inc. (a)	2	25
SurModics Inc. (a)	1	38
Syndax Pharmaceuticals Inc. (a)	1	11
Tenet Healthcare Corp. (a) (b)	8	129
Tetraphase Pharmaceuticals Inc. (a)	7	50
Tivity Health Inc. (a)	3	129
Trevena Inc. (a)	6	15
Triple-S Management Corp. - Class B (a)	1	29
US Physical Therapy Inc.	1	52
Utah Medical Products Inc.	1	37
Varex Imaging Corp. (a)	3	105
Verastem Inc. (a)	7	34
Voyager Therapeutics Inc. (a)	1	28
Xencor Inc. (a)	3	69
Zogenix Inc. (a)	3	106
		11,516
Industrials 19.7%
AAON Inc.	4	126
AAR Corp.	2	58
ABM Industries Inc.	4	150
ACCO Brands Corp. (a)	10	114
Actuant Corp. - Class A	4	107
Advanced Drainage Systems Inc.	4	76
Advisory Board Co. (a)	3	164
Aegion Corp. (a)	2	55
Aerojet Rocketdyne Holdings Inc. (a)	6	195
Aerovironment Inc. (a)	4	221
Air Transport Services Group Inc. (a)	5	125
Alamo Group Inc.	1	94
Albany International Corp. - Class A	3	152
Allegiant Travel Co.	1	146
Allied Motion Technologies Inc.	1	26
Altra Holdings Inc.	2	102
American Railcar Industries Inc.	1	45
American Woodmark Corp. (a)	1	120
Apogee Enterprises Inc.	2	118
Applied Industrial Technologies Inc.	3	203
ARC Document Solutions Inc. (a)	3	13
ArcBest Corp.	2	69
Ardmore Shipping Corp. (a)	3	28
Argan Inc.	1	80
Armstrong World Industries Inc. (a)	4	188
Astec Industries Inc.	1	57
Astronics Corp. (a)	1	40
Atkore International Group Inc. (a)	4	87
Atlas Air Worldwide Holdings Inc. (a)	2	140
Avis Budget Group Inc. (a)	6	218
Axon Enterprise Inc. (a) (b)	3	74
AZZ Inc.	3	148
Babcock & Wilcox Enterprises Inc. (a) (b)	5	18
Barnes Group Inc.	4	312
Barrett Business Services Inc.	—	26
Beacon Roofing Supply Inc. (a)	5	254
Blue Bird Corp. (a)	2	35
BMC Stock Holdings Inc. (a)	5	101
Brady Corp. - Class A	3	130
Briggs & Stratton Corp.	3	80
Brink's Co.	4	312
Builders FirstSource Inc. (a)	8	137
CAI International Inc. (a)	2	52
Casella Waste Systems Inc. - Class A (a)	4	69
CBIZ Inc. (a)	6	90
Ceco Environmental Corp.	2	17
Celadon Group Inc. (b)	2	14
Chart Industries Inc. (a)	1	48
CIRCOR International Inc.	2	94
Civeo Corp. (a)	12	34
Clean Harbors Inc. (a)	5	266
Cogint Inc. (a)	3	15

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Columbus Mckinnon Corp.	1	39
Comfort Systems USA Inc.	3	114
Commercial Vehicle Group Inc. (a)	2	17
Continental Building Products Inc. (a)	3	85
Costamare Inc.	11	67
Covanta Holding Corp. (b)	9	127
Covenant Transportation Group Inc. - Class A (a)	1	40
CSW Industrials Inc. (a)	1	26
Cubic Corp.	1	58
Deluxe Corp.	4	265
DigitalGlobe Inc. (a)	5	162
Douglas Dynamics Inc.	2	79
Ducommun Inc. (a)	1	38
DXP Enterprises Inc. (a)	1	28
Dycom Industries Inc. (a)	2	185
Eagle Bulk Shipping Inc. (a)	2	10
Eastern Co.	1	17
Echo Global Logistics Inc. (a)	1	22
Encore Wire Corp.	1	42
EnerSys Inc.	3	203
Engility Holdings Inc. (a)	5	184
Ennis Inc.	3	58
EnPro Industries Inc.	1	110
ESCO Technologies Inc.	2	146
Esterline Technologies Corp. (a)	3	250
Exponent Inc.	2	128
Federal Signal Corp.	6	117
Forward Air Corp.	2	125
Franklin Covey Co. (a)	2	50
Franklin Electric Co. Inc.	4	171
FreightCar America Inc.	1	12
FTI Consulting Inc. (a)	2	63
Fuel Tech Inc. (a)	4	4
Genco Shipping & Trading Ltd. (a)	2	26
Generac Holdings Inc. (a)	4	198
Gibraltar Industries Inc. (a)	1	39
Global Brass & Copper Holdings Inc.	1	46
GMS Inc. (a)	3	119
Golden Ocean Group Ltd. (a) (b)	1	11
Goldfield Corp. (a)	1	8
Gorman-Rupp Co.	2	68
GP Strategies Corp. (a)	1	36
Graham Corp.	1	14
Granite Construction Inc.	3	190
Great Lakes Dredge & Dock Corp. (a)	4	20
Greenbrier Cos. Inc.	1	54
Griffon Corp.	4	89
H&E Equipment Services Inc.	2	68
Harsco Corp. (a)	6	133
Hawaiian Holdings Inc. (a)	4	136
Heartland Express Inc.	6	160
Herc Holdings Inc. (a)	2	99
Heritage-Crystal Clean Inc. (a)	2	41
Herman Miller Inc.	4	161
Hertz Global Holdings Inc. (a)	2	50
Hill International Inc. (a)	5	24
Hillenbrand Inc.	4	169
HNI Corp.	3	124
HUB Group Inc. - Class A (a)	2	100
Hudson Global Inc. (a)	2	2
Hudson Technologies Inc. (a)	2	18
Hurco Cos. Inc.	—	13
Huron Consulting Group Inc. (a)	1	20
Huttig Building Products Inc. (a)	2	11
Hyster-Yale Materials Handling Inc. - Class A	1	75
ICF International Inc. (a)	1	75
IES Holdings Inc. (a)	1	21
InnerWorkings Inc. (a)	5	56
Innovative Solutions & Support Inc. (a)	—	1
Insperity Inc.	1	110
Insteel Industries Inc.	1	28
Interface Inc.	5	109
Intersections Inc. (a)	3	9
John Bean Technologies Corp.	2	221
Kadant Inc.	1	89
	Shares/Par†	Value
Kaman Corp.	2	112
KBR Inc.	12	206
Kelly Services Inc. - Class A	1	36
Kennametal Inc.	7	267
Keyw Holding Corp. (a)	2	18
Kforce Inc.	2	33
Kimball International Inc. - Class B	3	55
Kirby Corp. (a)	4	252
KLX Inc. (a)	5	251
Knoll Inc.	4	85
Korn/Ferry International	2	94
Kratos Defense & Security Solutions Inc. (a)	10	128
Lawson Products Inc. (a)	1	30
Layne Christensen Co. (a)	4	44
Lindsay Corp.	1	67
LSC Communications Inc.	3	46
Lydall Inc. (a)	1	75
Manitex International Inc. (a)	1	8
Manitowoc Co. Inc. (a)	13	118
Marten Transport Ltd.	5	102
Masonite International Corp. (a)	2	139
MasTec Inc. (a)	7	316
Matson Inc.	4	100
Matthews International Corp. - Class A	3	165
McGrath RentCorp	2	100
Mercury Systems Inc. (a)	2	122
Meritor Inc. (a)	7	191
Milacron Holdings Corp. (a)	7	110
Miller Industries Inc.	1	15
Mistras Group Inc. (a)	2	39
Mobile Mini Inc.	3	118
Moog Inc. - Class A (a)	3	222
MRC Global Inc. (a)	3	60
MSA Safety Inc.	3	228
Mueller Industries Inc.	4	151
Mueller Water Products Inc. - Class A	12	152
Multi-Color Corp.	1	120
MYR Group Inc. (a)	1	43
National Presto Industries Inc.	1	64
Navigant Consulting Inc. (a)	3	52
NCI Building Systems Inc. (a)	6	90
Neff Corp. - Class A (a)	2	48
Nexeo Solutions Inc. (a)	7	53
NL Industries Inc. (a)	3	32
NN Inc.	1	35
Northwest Pipe Co. (a)	1	12
NOW Inc. (a)	5	65
NV5 Holdings Inc. (a)	1	44
Omega Flex Inc.	1	40
On Assignment Inc. (a)	4	233
PAM Transportation Services Inc. (a)	1	13
Park-Ohio Holdings Corp.	1	44
Patrick Industries Inc. (a)	1	104
Patriot Transportation Holding Inc. (a)	—	6
Pendrell Corp. - Class A (a)	1	5
Performant Financial Corp. (a)	3	6
PGT Innovations Inc. (a)	4	64
Pitney Bowes Inc.	13	181
Ply Gem Holdings Inc. (a)	5	87
Powell Industries Inc.	—	10
Preformed Line Products Co.	1	36
Primoris Services Corp.	5	141
Proto Labs Inc. (a)	2	161
Quad/Graphics Inc. - Class A	3	68
Quanex Building Products Corp.	1	27
Radiant Logistics Inc. (a)	4	20
Raven Industries Inc.	2	68
RBC Bearings Inc. (a)	2	228
Regal-Beloit Corp.	4	325
Resources Connection Inc.	1	14
Rexnord Corp. (a)	9	217
Roadrunner Transportation Systems Inc. (a)	1	8
RPX Corp. (a)	4	55
RR Donnelley & Sons Co.	1	14
Rush Enterprises Inc. - Class A (a)	3	135

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Saia Inc. (a)	2	148
Simpson Manufacturing Co. Inc.	4	191
SiteOne Landscape Supply Inc. (a)	3	160
SkyWest Inc.	2	95
SP Plus Corp. (a)	2	72
Sparton Corp. (a)	2	42
Spirit Airlines Inc. (a)	5	160
SPX Corp. (a)	2	72
SPX Flow Technology USA Inc. (a)	2	69
Standex International Corp.	1	93
Steelcase Inc. - Class A	6	91
Sterling Construction Co. Inc. (a)	1	18
Sun Hydraulics Corp.	2	116
Tennant Co.	1	69
Tetra Tech Inc.	4	182
Thermon Group Holdings Inc. (a)	1	14
Titan International Inc.	3	28
TPI Composites Inc. (a)	2	35
Trex Co. Inc. (a)	2	167
TriMas Corp. (a)	2	66
TriNet Group Inc. (a)	5	153
Triton International Ltd. - Class A	7	229
Triumph Group Inc.	4	129
TrueBlue Inc. (a)	3	72
Tutor Perini Corp. (a)	2	59
Twin Disc Inc. (a)	1	14
Ultralife Corp. (a)	—	1
UniFirst Corp.	1	192
Universal Forest Products Inc.	2	165
Universal Logistics Holdings Inc.	3	64
US Ecology Inc.	2	121
USA Truck Inc. (a)	1	16
Valmont Industries Inc.	2	294
Vectrus Inc. (a)	1	31
Veritiv Corp. (a)	1	23
Versar Inc. (a)	2	—
Viad Corp.	2	117
Vicor Corp. (a)	1	28
VSE Corp.	1	55
Wabash National Corp.	5	114
WageWorks Inc. (a)	3	167
Watts Water Technologies Inc. - Class A	2	158
Welbilt Inc. (a)	10	222
Werner Enterprises Inc.	6	217
Wesco Aircraft Holdings Inc. (a)	7	66
WESCO International Inc. (a)	4	224
West Corp.	1	12
Willdan Group Inc. (a)	1	18
Xerium Technologies Inc. (a)	1	7
YRC Worldwide Inc. (a)	2	33
		23,838
Information Technology 14.3%
ACI Worldwide Inc. (a)	9	202
Actua Corp. (a)	4	64
Acxiom Corp. (a)	5	133
ADTRAN Inc.	6	132
Advanced Energy Industries Inc. (a)	3	223
Agilysys Inc. (a)	3	38
Alpha & Omega Semiconductor Ltd. (a)	3	42
Ambarella Inc. (a) (b)	1	56
American Software Inc. - Class A	3	29
Amkor Technology Inc. (a)	18	192
Amtech Systems Inc. (a)	2	19
Angie's List Inc. (a)	8	94
Anixter International Inc. (a)	3	261
Applied Optoelectronics Inc. (a) (b)	2	99
Avid Technology Inc. (a)	3	12
AVX Corp.	8	143
Aware Inc. (a)	5	22
Axcelis Technologies Inc. (a)	1	29
Badger Meter Inc.	4	172
Bankrate Inc. (a)	13	182
Barracuda Networks Inc. (a)	4	85
Bazaarvoice Inc. (a)	14	69
	Shares/Par†	Value
Bel Fuse Inc. - Class B	1	42
Belden Inc.	3	280
Benchmark Electronics Inc. (a)	2	70
Blackhawk Network Holdings Inc. (a)	5	204
Blucora Inc. (a)	4	107
Bottomline Technologies Inc. (a)	2	52
BroadSoft Inc. (a)	1	26
BroadVision Inc. (a)	2	7
Brooks Automation Inc.	3	91
Cabot Microelectronics Corp.	2	166
CACI International Inc. - Class A (a)	2	315
CalAmp Corp. (a)	3	78
Calix Inc. (a)	6	30
Carbonite Inc. (a)	1	31
Cardtronics Plc - Class A (a)	3	73
Cars.com Inc. (a) (b)	2	40
Cass Information Systems Inc.	1	46
CEVA Inc. (a)	2	82
Ciena Corp. (a)	11	235
Cimpress NV (a) (b)	2	212
Cirrus Logic Inc. (a)	5	280
Clearfield Inc. (a)	1	15
CommerceHub Inc. - Class A (a)	1	24
Computer Task Group Inc.	4	22
Comtech Telecommunications Corp.	1	25
Concurrent Computer Corp.	1	8
Conduent Inc. (a)	19	304
Control4 Corp. (a)	4	107
Convergys Corp.	6	167
Cray Inc. (a)	1	29
Cree Inc. (a)	7	191
CSG Systems International Inc.	3	137
CTS Corp.	3	65
Cyberoptics Corp. (a) (b)	1	13
Daktronics Inc.	2	26
Datawatch Corp. (a)	2	24
Diebold Nixdorf Inc.	1	28
Digi International Inc. (a)	1	15
Diodes Inc. (a)	4	108
DSP Group Inc. (a)	1	13
DST Systems Inc.	4	225
Eastman Kodak Co. (a)	2	18
Ebix Inc. (b)	2	135
Electro Scientific Industries Inc. (a)	5	75
Ellie Mae Inc. (a)	2	195
eMagin Corp. (a)	2	5
Endurance International Group Holdings Inc. (a)	9	73
ePlus Inc. (a)	1	121
Everi Holdings Inc. (a)	5	42
Evolving Systems Inc. (a)	1	6
Exa Corp. (a)	1	35
ExlService Holdings Inc. (a)	3	162
Extreme Networks (a)	10	120
Fabrinet (a)	3	93
FARO Technologies Inc. (a)	1	40
Finisar Corp. (a)	9	202
FitBit Inc. - Class A (a) (b)	4	28
FormFactor Inc. (a)	4	63
Forrester Research Inc.	1	46
Gigamon Inc. (a)	1	38
Globant SA (a) (b)	—	10
Glu Mobile Inc. (a)	5	19
GSI Technology Inc. (a)	5	36
GTT Communications Inc. (a)	4	115
Hackett Group Inc.	2	32
Harmonic Inc. (a)	6	18
ID Systems Inc. (a)	2	12
II-VI Inc. (a)	5	214
Infinera Corp. (a)	6	55
Innodata Inc. (a)	6	9
Inphi Corp. (a) (b)	1	45
Insight Enterprises Inc. (a)	3	127
Integrated Device Technology Inc. (a)	2	59
InterDigital Inc.	2	173
Internap Corp. (a)	6	26

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Itron Inc. (a)	3	225
IXYS Corp. (a)	5	117
j2 Global Inc.	4	268
Kemet Corp. (a)	2	47
Key Tronic Corp. (a)	3	18
Kimball Electronics Inc. (a)	2	47
Knowles Corp. (a)	4	55
Kopin Corp. (a)	9	38
Kulicke & Soffa Industries Inc. (a)	3	65
Lattice Semiconductor Corp. (a)	3	17
Leaf Group Ltd. (a)	4	29
LightPath Technologies Inc. - Class A (a)	4	11
Limelight Networks Inc. (a)	20	81
Liquidity Services Inc. (a)	1	4
Lumentum Holdings Inc. (a)	4	231
Luxoft Holding Inc. - Class A (a)	1	64
Magnachip Semiconductor Corp. (a)	2	24
Manhattan Associates Inc. (a)	5	198
Mantech International Corp. - Class A	1	50
MaxLinear Inc. - Class A (a)	2	48
Meet Group Inc. (a)	4	13
Mesa Laboratories Inc.	—	24
Methode Electronics Inc.	3	112
MicroStrategy Inc. - Class A (a)	1	83
MoneyGram International Inc. (a)	9	138
Monotype Imaging Holdings Inc.	6	116
MTS Systems Corp.	1	58
Nanometrics Inc. (a)	1	26
NeoPhotonics Corp. (a) (b)	2	11
NetGear Inc. (a)	2	105
NetScout Systems Inc. (a)	7	232
Network-1 Technologies Inc.	3	10
NIC Inc.	5	79
Novanta Inc. (a)	3	119
NVE Corp.	—	22
Oclaro Inc. (a)	10	84
OSI Systems Inc. (a)	1	122
PAR Technology Corp. (a)	—	4
Park Electrochemical Corp.	1	15
Paylocity Holding Corp. (a)	4	175
PC Connection Inc.	2	50
PCM Inc. (a)	2	29
Perficient Inc. (a)	1	20
PFSweb Inc. (a)	2	19
Photronics Inc. (a)	3	28
Pixelworks Inc. (a)	3	12
Planet Payment Inc. (a)	4	18
Plantronics Inc.	3	125
Plexus Corp. (a)	1	82
Power Integrations Inc.	1	61
PRGX Global Inc. (a)	5	35
Progress Software Corp.	4	158
QAD Inc. - Class A	1	36
Qualys Inc. (a)	2	98
Quantum Corp. (a)	2	11
Qumu Corp. (a)	3	9
Rambus Inc. (a)	4	54
RealPage Inc. (a)	6	228
Rogers Corp. (a)	2	201
Rosetta Stone Inc. (a)	2	18
Rudolph Technologies Inc. (a)	1	19
Sanmina Corp. (a)	7	258
Sapiens International Corp. NV (a)	1	12
ScanSource Inc. (a)	1	43
Science Applications International Corp.	3	202
Semtech Corp. (a)	5	187
ServiceSource International Inc. (a)	4	16
Shutterstock Inc. (a)	2	71
Silicon Laboratories Inc. (a)	3	255
Silver Spring Networks Inc. (a)	1	16
SMTC Corp. (a)	1	2
Sonus Networks Inc. (a)	2	18
Stamps.com Inc. (a)	1	237
Stratasys Ltd. (a)	3	58
Super Micro Computer Inc. (a)	2	44
	Shares/Par†	Value
Sykes Enterprises Inc. (a)	3	96
Synaptics Inc. (a)	3	106
Synchronoss Technologies Inc. (a)	2	16
Syntel Inc.	6	119
Systemax Inc.	3	86
Tech Data Corp. (a)	4	313
Telaria Inc. (a)	7	32
TeleNav Inc. (a)	1	9
TeleTech Holdings Inc.	4	163
Transact Technologies Inc.	—	2
Travelport Worldwide Ltd.	10	162
TTM Technologies Inc. (a)	9	144
Ultra Clean Holdings Inc. (a)	3	92
Unisys Corp. (a) (b)	3	23
VASCO Data Security International Inc. (a)	1	13
Veeco Instruments Inc. (a)	2	42
Verint Systems Inc. (a)	5	216
ViaSat Inc. (a) (b)	5	307
Viavi Solutions Inc. (a)	5	43
Virtusa Corp. (a)	1	44
Vishay Intertechnology Inc. (b)	9	176
Vishay Precision Group Inc. (a)	1	16
Wayside Technology Group Inc.	—	5
Web.com Group Inc. (a)	4	107
Xcerra Corp. (a)	9	88
Xperi Corp.	2	47
Zedge Inc. - Class B (a)	1	2
Zix Corp. (a)	4	18
Zynga Inc. - Class A (a)	64	241
		17,401
Materials 5.8%
A. Schulman Inc.	2	68
AdvanSix Inc. (a)	2	92
AgroFresh Solutions Inc. (a)	4	31
AK Steel Holding Corp. (a)	19	108
American Vanguard Corp.	2	47
Balchem Corp.	2	173
Boise Cascade Co. (a)	3	92
Cabot Corp.	5	281
Calgon Carbon Corp.	4	75
Carpenter Technology Corp.	2	99
Century Aluminum Co. (a)	4	71
Chase Corp.	1	101
Clearwater Paper Corp. (a)	1	56
Cleveland-Cliffs Inc. (a)	19	133
Coeur d'Alene Mines Corp. (a)	13	115
Commercial Metals Co.	1	26
Compass Minerals International Inc. (b)	3	181
Core Molding Technologies Inc.	—	4
Deltic Timber Corp.	—	31
Ferro Corp. (a)	6	129
Ferroglobe Plc	7	97
Ferroglobe Rep and Warranty Insurance Trust (a) (c) (d) (e)	9	—
Flotek Industries Inc. (a)	3	12
FutureFuel Corp.	3	48
GCP Applied Technologies Inc. (a)	5	165
Gold Resource Corp.	6	21
Greif Inc. - Class A	2	124
Greif Inc. - Class B	—	26
Handy & Harman Ltd. (a)	—	9
Hawkins Inc.	1	35
Haynes International Inc.	—	16
HB Fuller Co.	4	241
Hecla Mining Co.	37	185
Ingevity Corp. (a)	2	144
Innophos Holdings Inc.	1	67
Innospec Inc.	2	105
Intrepid Potash Inc. (a)	6	24
Kaiser Aluminum Corp.	2	232
KapStone Paper and Packaging Corp.	8	171
KMG Chemicals Inc.	1	53
Koppers Holdings Inc. (a)	1	63
Kraton Corp. (a)	2	87
Kronos Worldwide Inc.	5	119

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Materion Corp.	1	44
McEwen Mining Inc. (b)	4	8
Mercer International Inc.	5	53
Minerals Technologies Inc.	3	204
Myers Industries Inc.	2	43
Neenah Paper Inc.	1	103
Northern Technologies International Corp. (a)	1	13
Omnova Solutions Inc. (a)	4	43
P.H. Glatfelter Co.	3	56
Platform Specialty Products Corp. (a)	26	295
PolyOne Corp.	5	214
Quaker Chemical Corp.	1	130
Rayonier Advanced Materials Inc.	3	36
Real Industry Inc. (a)	2	3
Resolute Forest Products Inc. (a)	4	20
Ryerson Holding Corp. (a)	3	28
Schnitzer Steel Industries Inc. - Class A	2	54
Schweitzer-Mauduit International Inc.	2	99
Sensient Technologies Corp.	2	179
Silgan Holdings Inc.	7	212
Stepan Co.	2	131
Summit Materials Inc. - Class A (a)	9	280
SunCoke Energy Inc. (a)	5	44
Synalloy Corp. (a)	2	21
TimkenSteel Corp. (a)	1	20
Trecora Resources (a)	1	15
Tredegar Corp.	3	51
Trinseo SA	3	192
Tronox Ltd. - Class A	3	71
UFP Technologies Inc. (a)	1	17
United States Lime & Minerals Inc.	1	43
US Concrete Inc. (a) (b)	1	84
Verso Corp. - Class A (a)	3	16
Worthington Industries Inc.	5	238
		7,017
Real Estate 0.6%
Altisource Portfolio Solutions SA (a) (b)	1	25
AV Homes Inc. (a)	3	44
Consolidated-Tomoka Land Co.	1	30
Forestar Group Inc. (a) (f)	5	92
FRP Holdings Inc. (a)	1	42
Griffin Industrial Realty Inc.	1	32
HFF Inc. - Class A	3	120
Marcus & Millichap Inc. (a)	3	82
Maui Land & Pineapple Co. Inc. (a)	1	14
RE/MAX Holdings Inc. - Class A	1	74
RMR Group Inc. - Class A	1	48
St. Joe Co. (a)	3	52
Tejon Ranch Co. (a)	2	35
		690
Telecommunication Services 1.4%
Alaska Communications Systems Group Inc. (a)	2	5
ATN International Inc.	1	60
Boingo Wireless Inc. (a)	3	63
Cincinnati Bell Inc. (a)	3	65
Cogent Communications Group Inc.	4	171
Consolidated Communications Holdings Inc.	6	106
General Communication Inc. - Class A (a)	6	242
Hawaiian Telcom Holdco Inc. (a)	2	46
IDT Corp. - Class B	2	21
Intelsat SA (a)	8	38
Iridium Communications Inc. (a)	9	90
Lumos Networks Corp. (a)	4	65
ORBCOMM Inc. (a)	4	43
pdvWireless Inc. (a) (b)	1	16
Shenandoah Telecommunications Co.	4	140
Spok Holdings Inc.	1	16
Telephone & Data Systems Inc.	9	253
US Cellular Corp. (a)	3	96
	Shares/Par†	Value
Vonage Holdings Corp. (a)	16	131
Windstream Holdings Inc. (b)	15	27
		1,694
Utilities 3.2%
American States Water Co.	3	147
Artesian Resources Corp. - Class A	1	41
Atlantica Yield Plc	8	150
Black Hills Corp.	3	192
California Water Service Group	4	148
Chesapeake Utilities Corp.	2	154
Connecticut Water Services Inc.	1	50
Dynegy Inc. (a)	7	68
El Paso Electric Co.	3	170
Genie Energy Ltd. - Class B	2	14
Hawaiian Electric Industries Inc.	8	276
MGE Energy Inc.	2	142
Middlesex Water Co.	1	40
New Jersey Resources Corp.	6	252
Northwest Natural Gas Co.	2	136
NorthWestern Corp.	4	210
NRG Yield Inc. - Class A	3	50
NRG Yield Inc. - Class C	5	93
Ormat Technologies Inc.	4	251
Otter Tail Corp.	3	117
Pattern Energy Group Inc. - Class A	7	160
PNM Resources Inc.	6	244
RGC Resources Inc.	—	13
SJW Corp.	2	120
South Jersey Industries Inc.	6	209
Spark Energy Inc. - Class A	1	12
Spire Inc.	4	274
TerraForm Global Inc. - Class A (a)	4	17
Unitil Corp.	1	49
York Water Co.	1	38
		3,837
Total Common Stocks (cost $104,054)		120,164
SHORT TERM INVESTMENTS 3.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.89% (g) (h)	996	996
Securities Lending Collateral 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (h)	3,638	3,638
Total Short Term Investments (cost $4,634)		4,634
Total Investments 102.9% (cost $108,688)		124,798
Other Assets and Liabilities, Net (2.9)%		(3,563)
Total Net Assets 100.0%		$121,235

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Ambac Financial Group Inc.	12/30/13	$182	$108	0.1%
Ferroglobe Rep and Warranty Insurance Trust	11/21/16	—	—	—
		$182	$108	0.1%

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/DoubleLine Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 47.5%
Adjustable Rate Mortgage Trust
Series 2005-6A21-4, REMIC, 3.54%, 08/25/35 (a)	8,260	$8,343
Ajax Mortgage Loan Trust
Series 2017-A-A, 3.47%, 04/25/57 (b)	9,425	9,439
ALM XIX LLC
Series 2016-A1-19A, 2.85%, (3M US LIBOR + 1.55%), 07/15/28 (a)	2,500	2,518
Series 2016-A2-19A, 3.50%, (3M US LIBOR + 2.20%), 07/15/28 (a)	2,500	2,522
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	4,810	4,729
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	3,159	3,142
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	3,171	2,859
Annisa CLO Ltd.
Series 2016-B-2A, 3.41%, (3M US LIBOR + 2.10%), 07/20/28 (a)	5,000	5,010
Apidos CLO XV
Series 2015-A1R-20A, 2.63%, (3M US LIBOR + 1.33%), 01/16/27 (a)	1,000	1,001
Apidos CLO XVI
Series 2013-A1R-16A, 2.29%, (3M US LIBOR + 0.98%), 01/19/25 (a)	2,000	2,001
Avery Point II CLO Ltd.
Series 2013-D-2A, 4.75%, (3M US LIBOR + 3.45%), 07/17/25 (a)	500	500
Babson CLO Ltd.
Series 2013-A-IA, 2.41%, (3M US LIBOR + 1.10%), 04/20/25 (a)	950	952
Series 2014-AR-3A, 2.62%, (3M US LIBOR + 1.32%), 01/15/26 (a)	5,000	5,044
Series 2014-D1-3A, 4.80%, (3M US LIBOR + 3.50%), 01/15/26 (a)	1,000	1,002
Banc of America Alternative Loan Trust
Series 2006-1CB1-1, REMIC, 6.00%, 02/25/36	13,068	13,005
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	7,801	7,413
Banc of America Funding Trust
Series 2005-2A1-5, REMIC, 5.50%, 09/25/35	3,635	3,752
Banc of America Re-Remic Trust
Series 2014-E-IP, REMIC, 2.81%, 06/15/18 (a)	2,000	1,986
Bayview Opportunity Master Fund IIIB Trust
Series 2017-RN3-A1, 3.23%, 05/28/19 (b)	11,968	11,984
BBCMS Trust
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a)	2,300	2,339
Series 2017-C-DELC, REMIC, 2.43%, (1M US LIBOR + 1.20%), 08/15/19 (a)	722	722
Series 2017-D-DELC, REMIC, 2.93%, (1M US LIBOR + 1.70%), 08/15/19 (a)	823	823
Series 2017-E-DELC, REMIC, 3.73%, (1M US LIBOR + 2.50%), 08/15/19 (a)	1,725	1,725
Series 2017-F-DELC, REMIC, 4.73%, (1M US LIBOR + 3.50%), 08/15/19 (a)	1,653	1,652
Series 2014-E-BXO, REMIC, 3.79%, (1M US LIBOR + 2.56%), 08/15/27 (a)	3,171	3,177
Bear Stearns Asset Backed Securities I Trust
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	2,550	2,810
BlueMountain CLO Ltd.
Series 2015-A1-3A, 2.79%, (3M US LIBOR + 1.48%), 10/20/27 (a)	5,000	5,010
BX Trust
Series 2017-D-SLCT, 3.28%, (1M US LIBOR + 2.05%), 07/15/19 (a)	1,108	1,108
Series 2017-E-SLCT, 4.38%, (1M US LIBOR + 3.15%), 07/15/19 (a)	1,822	1,825
Carlyle Global Market Strategies CLO Ltd.
Series 2015-A1A-5A, 2.86%, (3M US LIBOR + 1.55%), 01/20/28 (a)	5,000	5,033
Series 2015-A2A-5A, 3.56%, (3M US LIBOR + 2.25%), 01/20/28 (a)	2,000	2,016
Series 2015-B2-5A, 4.56%, (3M US LIBOR + 3.25%), 01/20/28 (a)	1,000	1,018
Catamaran CLO Ltd.
Series 2014-B-1A, 3.96%, (3M US LIBOR + 2.65%), 04/20/26 (a)	500	498
	Shares/Par†	Value
Cent CLO 19 Ltd.
Series 2013-A1A-19A, 2.64%, (3M US LIBOR + 1.33%), 10/29/25 (a)	500	501
CFCRE Commercial Mortgage Trust
Series 2016-C-C4, REMIC, 5.04%, 04/10/26 (a)	2,839	2,929
Interest Only, Series 2016-XA-C4, REMIC, 1.92%, 05/10/58 (a)	11,952	1,316
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	12,118	10,221
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	4,469	3,885
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	4,376	3,622
CIM Trust
Series 2017-B2-3RR, 14.14%, 01/27/57 (a)	34,540	38,042
Series 2017-A1-6, 3.02%, 06/25/57 (a)	14,802	14,686
Series 2016-B2-1RR, REMIC, 9.64%, 07/26/55 (a)	25,000	23,059
Series 2016-B2-2RR, REMIC, 10.20%, 02/27/56 (a)	25,000	22,735
Series 2016-B2-3RR, REMIC, 11.02%, 02/27/56 (a)	25,000	22,900
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC25, REMIC, 3.64%, 09/10/24	1,766	1,841
Interest Only, Series 2014-XA-GC21, REMIC, 1.41%, 05/10/47 (a)	34,964	2,180
Interest Only, Series 2016-XA-GC36, REMIC, 1.50%, 02/10/49 (a)	21,891	1,791
Interest Only, Series 2016-XA-P3, REMIC, 1.87%, 04/15/49 (a)	18,366	1,913
Citigroup Mortgage Loan Trust Inc.
Series 2009-3A2-12, REMIC, 6.00%, 05/25/37 (a)	3,825	3,794
CitiMortgage Alternative Loan Trust
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	2,665	2,596
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	2,491	2,426
CLNS Trust
Series 2017-D-IKPR, 3.29%, (1M US LIBOR + 2.05%), 06/11/22 (a)	1,973	1,972
Series 2017-E-IKPR, 4.74%, (1M US LIBOR + 3.50%), 06/11/22 (a)	1,973	1,975
Series 2017-F-IKPR, 5.74%, (1M US LIBOR + 4.50%), 06/11/22 (a)	1,973	1,977
Coinstar Funding LLC
Series 2017-A2-1A, 5.22%, 04/25/23	9,975	10,343
Cold Storage Trust
Series 2017-A-ICE3, 2.23%, (1M US LIBOR + 1.00%), 04/15/24 (a)	1,790	1,796
Series 2017-C-ICE3, 2.58%, (1M US LIBOR + 1.35%), 04/15/24 (a)	2,183	2,191
COMM Mortgage Trust
Interest Only, Series 2016-XA-DC2, REMIC, 1.22%, 10/10/25 (a)	19,933	1,311
Series 2016-C-CR28, REMIC, 4.80%, 12/10/25 (a)	2,274	2,246
Series 2016-C-DC2, REMIC, 4.80%, 02/10/26 (a)	1,340	1,295
Interest Only, Series 2014-XA-CR17, REMIC, 1.30%, 05/10/47 (a)	37,539	1,841
Interest Only, Series 2015-XA-CR26, REMIC, 1.20%, 10/10/48 (a)	30,512	1,856
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.49%, 10/10/46 (a)	37,691	2,015
Commercial Mortgage Pass-Through Certificates
Series 2014-C-CR19, REMIC, 4.87%, 08/10/24 (a)	1,500	1,530
Interest Only, Series 2015-XA-DC1, REMIC, 1.31%, 02/10/48 (a)	29,503	1,657
Commercial Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,766	1,855
Series 2014-A4-CR20, REMIC, 3.59%, 10/10/24	1,766	1,834
Series 2015-AM-CR23, REMIC, 3.80%, 04/10/25	3,000	3,078
Commonbond Student Loan Trust
Series 2016-A1-B, 2.73%, 10/25/40	7,121	6,983
Core Industrial Trust
Series 2015-D-CALW, REMIC, 3.98%, 02/10/22 (a)	2,000	2,047

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Cosmopolitan Hotel Trust
Series 2016-C-CSMO, REMIC, 3.89%, (1M US LIBOR + 2.65%), 11/15/21 (a)	3,088	3,101
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	6,007	3,918
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	9,598	8,369
Credit Suisse Mortgage Capital Certificates
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	5,996	5,085
CSAIL Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 1.09%, 01/17/25 (a)	20,816	1,045
Series 2015-C-C4, REMIC, 4.74%, 11/18/25 (a)	1,911	1,930
CSMC Trust
Series 2016-A1-PR1, REMIC, 5.50%, 05/25/19 (b)	7,958	8,029
Series 2014-1A1-WIN1, REMIC, 3.00%, 03/25/29 (a)	7,639	7,691
Series 2011-6A9-5R, REMIC, 3.43%, 11/27/37 (a)	15,500	15,553
Series 2015-A1-PR2, REMIC, 4.25%, 07/26/55 (a)	11,905	12,110
CSMLT Trust
Series 2015-1A2-3, REMIC, 3.50%, 08/25/34 (a)	5,343	5,431
Series 2015-A9-1, REMIC, 3.50%, 06/25/36 (a)	14,170	14,449
DB Master Finance LLC
Series 2015-A2I-1A, 3.26%, 02/20/19	9,750	9,727
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.65%, 05/10/49 (a)	24,545	2,309
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 1.54%, (1M US LIBOR + 0.30%), 09/25/47 (a)	26,566	23,261
Dryden XXV Senior Loan Fund
Series 2012-D-25A, 5.30%, (3M US LIBOR + 4.00%), 01/15/25 (a)	500	500
Dryden XXXIV Senior Loan Fund
Series 2014-DR-34A, 4.70%, (3M US LIBOR + 3.40%), 10/15/26 (a)	1,000	1,006
First Horizon Alternative Mortgage Securities Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	5,450	4,412
First Horizon Asset Securities Inc.
Series 2007-A1-5, REMIC, 6.25%, 11/25/37	6,868	5,801
Galaxy XV CLO Ltd.
Series 2013-B-15A, 3.15%, (3M US LIBOR + 1.85%), 04/15/25 (a)	500	501
GCAT LLC
Series 2017-5, 3.23%, 07/25/47 (b)	19,083	19,111
GMACM Mortgage Loan Trust
Series 2005-A7-AF1, REMIC, 5.75%, 07/25/35	5,946	5,936
GS Mortgage Securities Trust
Interest Only, Series 2016-XA-GS3, 1.40%, 10/10/49 (a)	32,564	2,729
Series 2014-A5-GC26, REMIC, 3.63%, 11/13/24	1,500	1,563
Interest Only, Series 2015-XA-GC34, REMIC, 1.52%, 10/10/25 (a)	24,697	2,000
Interest Only, Series 2014-XA-GC20, REMIC, 1.17%, 04/10/47 (a)	19,432	988
Interest Only, Series 2014-XA-GC24, REMIC, 0.98%, 09/10/47 (a)	48,267	2,008
Interest Only, Series 2015-XA-GS1, REMIC, 0.97%, 11/10/48 (a)	34,595	1,816
Interest Only, Series 2017-C-2, REMIC, 1.29%, 08/10/50 (a)	34,352	2,929
Halcyon Loan Advisors Funding Ltd.
Series 2012-B-1A, 4.31%, (3M US LIBOR + 3.00%), 08/15/23 (a)	500	500
Series 2012-C-2A, 4.17%, (3M US LIBOR + 2.85%), 12/20/24 (a)	1,430	1,431
Series 2013-C-2A, 4.01%, (3M US LIBOR + 2.70%), 08/01/25 (a)	250	250
Series 2013-D-2A, 5.11%, (3M US LIBOR + 3.80%), 08/01/25 (a)	1,000	1,002
Series 2014-A1R-1A, 2.44%, (3M US LIBOR + 1.13%), 04/18/26 (a)	1,000	1,001
HERO Funding Trust
Series 2016-A2-4A, 4.29%, 09/20/37	9,037	9,382
	Shares/Par†	Value
Hildene CLO II Ltd.
Series 2014-AR-2A, 2.49%, (3M US LIBOR + 1.18%), 07/19/26 (a)	2,500	2,504
Hildene CLO IV Ltd.
Series 2015-A1A-4A, 2.65%, (3M US LIBOR + 1.50%), 07/23/27 (a)	2,000	2,005
IndyMac INDA Mortgage Loan Trust
Series 2006-4A1-AR2, REMIC, 3.66%, 09/25/36 (a)	6,591	6,382
Jamestown CLO Ltd.
Series 2014-A1A-4A, 2.80%, (3M US LIBOR + 1.50%), 07/15/26 (a)	500	500
Jamestown CLO VI Ltd.
Series 2015-A1AR-6A, 2.47%, (3M US LIBOR + 1.15%), 02/20/27 (a)	1,000	1,000
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.82%, 07/15/24 (a)	2,000	2,032
Series 2014-A4-C26, REMIC, 3.49%, 12/15/24	950	980
Series 2015-C-C32, REMIC, 4.82%, 10/15/25 (a)	2,370	2,341
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	2,224	2,306
Interest Only, Series 2016-XA-C2, REMIC, 1.86%, 06/15/49 (a)	25,441	2,418
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 3.38%, (1M US LIBOR + 2.15%), 10/15/22 (a)	1,947	1,957
Series 2016-C-ASH, 3.98%, (1M US LIBOR + 2.75%), 10/15/22 (a)	1,099	1,106
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	1,274	1,274
Series 2016-E-WIKI, REMIC, 4.14%, 10/05/21 (a)	3,075	3,062
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-CB19, REMIC, 5.99%, 02/12/49 (a)	532	534
Series 2007-AJ-CB20, REMIC, 6.46%, 02/12/51 (a)	53	53
Series 2017-C-MAUI, REMIC, 2.48%, (1M US LIBOR + 1.25%), 07/15/19 (a)	753	749
Series 2017-D-MAUI, REMIC, 3.18%, (1M US LIBOR + 1.95%), 07/15/19 (a)	706	706
Series 2017-E-MAUI, REMIC, 4.18%, (1M US LIBOR + 2.95%), 07/15/19 (a)	625	626
Series 2017-F-MAUI, REMIC, 4.98%, (1M US LIBOR + 3.75%), 07/15/19 (a)	880	882
Series 2017-B-FL10, REMIC, 2.23%, (1M US LIBOR + 1.00%), 06/15/22 (a)	699	699
Series 2017-C-FL10, REMIC, 2.48%, (1M US LIBOR + 1.25%), 06/15/22 (a)	528	528
Series 2017-D-FL10, REMIC, 3.13%, (1M US LIBOR + 1.90%), 06/15/22 (a)	1,709	1,701
Series 2007-AM-LDPX, REMIC, 5.46%, 01/15/49 (a)	904	904
JPMorgan Resecuritization Trust
Series 2009-4A2-10, REMIC, 3.74%, 03/26/37 (a)	4,997	4,564
KVK CLO Ltd.
Series 2015-AR-1A, 2.42%, (3M US LIBOR + 1.25%), 05/20/27 (a)	5,000	5,016
Labrador Aviation Finance Ltd.
Series 2016-A1-1A, 4.30%, 01/15/24	19,167	19,681
Lavender Trust
Series 2010-A3-RR2A, REMIC, 6.25%, 10/26/36	2,645	2,715
LCM XIV LP
Series D-14A, 4.80%, (3M US LIBOR + 3.50%), 07/15/25 (a)	500	500
LCM XVI LP
Series AR-16A, 2.33%, (3M US LIBOR + 1.03%), 07/15/26 (a)	1,500	1,502
Series DR-16A, 4.30%, (3M US LIBOR + 3.00%), 07/15/26 (a)	500	501
Lehman Mortgage Trust
Series 2005-1A3-1, REMIC, 5.50%, 11/25/35	1,040	949
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, 1.39%, 03/10/50 (a)	50,409	2,694
Madison Park Funding XV Ltd.
Series 2014-CR-15A, 4.77%, (3M US LIBOR + 3.45%), 01/27/26 (a)	500	501

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Madison Park Funding XVIII Ltd.
Series 2015-D2-18A, 5.26%, (3M US LIBOR + 3.95%), 10/21/26 (a)	1,500	1,506
Marathon CLO VII Ltd.
Series 2014-A1R-7A, 2.63%, (3M US LIBOR + 1.32%), 10/28/25 (a)	5,000	5,017
Merrill Lynch Mortgage Trust
Series 2007-AM-C1, REMIC, 6.01%, 06/12/50 (a)	2,192	2,192
Midocean Credit CLO VII
Series 2017-A1-7A, 2.62%, (3M US LIBOR + 1.32%), 07/15/29 (a)	5,000	5,000
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.49%, 09/15/24	1,500	1,466
Series 2014-A4-C19, REMIC, 3.53%, 11/15/24	2,000	2,069
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	1,900
Series 2015-B-C20, REMIC, 4.16%, 01/15/25	1,200	1,202
Series 2015-C-C20, REMIC, 4.61%, 01/15/25 (a)	1,200	1,185
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (a)	2,320	2,403
Interest Only, Series 2016-XA-C28, REMIC, 1.44%, 01/15/26 (a)	24,331	1,883
Series 2016-C-C29, REMIC, 4.91%, 04/15/26 (a)	676	702
Interest Only, Series 2013-XA-C7, REMIC, 1.62%, 02/15/46 (a)	24,543	1,342
Interest Only, Series 2016-XA-C30, REMIC, 1.60%, 09/15/49 (a)	28,378	2,776
Series 2016-C-C31, REMIC, 4.46%, 10/15/26 (a)	2,960	2,937
Morgan Stanley Capital I Trust
Series 2014-D-MP, REMIC, 3.82%, 08/11/21 (a)	2,000	2,035
Series 2017-A-PRME, REMIC, 2.14%, (1M US LIBOR + 0.90%), 02/15/19 (a)	1,376	1,375
Series 2017-B-PRME, REMIC, 2.59%, (1M US LIBOR + 1.35%), 02/15/19 (a)	741	732
Series 2017-C-PRME, REMIC, 2.89%, (1M US LIBOR + 1.65%), 02/15/19 (a)	365	361
Series 2017-D-PRME, REMIC, 4.64%, (1M US LIBOR + 3.40%), 02/15/19 (a)	1,551	1,552
Morgan Stanley Mortgage Loan Trust
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	1,643	1,248
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	2,205	1,886
MP CLO VI Ltd.
Series 2014-AR-2A, 2.50%, (3M US LIBOR + 1.20%), 01/15/27 (a)	2,000	2,004
New Residential Mortgage Loan Trust
Series 2016-A1-1A, REMIC, 3.75%, 03/25/56 (a)	26,358	27,027
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 3.73%, 02/25/36 (a)	1,961	1,868
North End CLO Ltd.
Series 2013-C-1A, 4.05%, (3M US LIBOR + 2.75%), 07/17/25 (a)	1,000	1,000
Series 2013-D-1A, 4.80%, (3M US LIBOR + 3.50%), 07/17/25 (a)	500	500
NYMT Residential LLC
Series 2016-A-RP1A, 4.00%, 03/25/19 (b)	13,774	13,821
Octagon Investment Partners XXI Ltd.
Series 2014-C-1A, 4.96%, (3M US LIBOR + 3.65%), 11/14/26 (a)	1,000	1,002
Octagon Loan Funding Ltd.
Series 2014-A1R-1A, 2.46%, (3M US LIBOR + 1.14%), 11/18/26 (a)	5,000	5,016
OneMain Financial Issuance Trust
Series 2014-A-1A, 2.43%, 06/18/24	8	8
Palisades Center Trust
Series 2016-B-PLSD, REMIC, 3.36%, 04/13/21	3,019	3,035
Palmer Square Loan Funding Ltd.
Series 2017-A1-1A, 2.06%, (3M US LIBOR + 0.74%), 10/15/25 (a)	5,000	5,000
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.93%, 09/25/47	11,084	11,294
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL3, 3.25%, 06/29/32 (b)	18,797	18,825
Series 2016-A1-NPL6, REMIC, 3.50%, 10/25/18 (a)	7,965	7,968
	Shares/Par†	Value
RALI Trust
Series 2005-A41-QA10, REMIC, 4.56%, 09/25/35 (a)	2,584	2,283
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	5,184	4,680
RAMP Trust
Series 2005-AI4-RS9, REMIC, 1.56%, (1M US LIBOR + 0.32%), 11/25/35 (a)	10,861	9,495
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 1.69%, (1M US LIBOR + 0.45%), 01/25/37 (a)	5,658	3,886
Interest Only, Series 2007-1A6-B, REMIC, 4.81%, (6.05% - (1M US LIBOR * 1)), 01/25/37 (a)	5,815	955
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	8,573	8,573
Residential Accredit Loans Inc. Trust
Series 2006-A21-QA1, REMIC, 4.36%, 01/25/36 (a)	7,714	6,690
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	4,270	3,798
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	4,149	3,658
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	11,155	7,927
Series 2007-1A1-A3, REMIC, 1.69%, (1M US LIBOR + 0.45%), 04/25/37 (a)	7,459	3,920
Series 2007-1A2-A3, REMIC, 36.90%, (46.38% - (1M US LIBOR * 7.67)), 04/25/37 (a)	973	1,866
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	21,793	18,468
Residential Funding Mortgage Securities Inc. Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	739	735
Series 2006-A1-S11, REMIC, 6.00%, 11/25/36	4,142	3,870
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	1,626	1,513
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	3,320	3,089
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	13,032	12,441
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	3,021	2,935
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 2.18%, (1M US LIBOR + 0.95%), 06/15/33 (a)	1,485	1,482
Series 2017-B-ROSS, 2.48%, (1M US LIBOR + 1.25%), 06/15/33 (a)	1,485	1,479
SBA Tower Trust
Series 2017-C-1, 3.17%, 04/15/22	10,000	9,985
Shenton Aircraft Investments I Ltd.
Series 2015-A-1A, 4.75%, 11/15/27	14,449	15,125
Sound Harbor Loan Fund Ltd.
Series 2014-A1R-1A, 2.51%, (3M US LIBOR + 1.20%), 10/30/26 (a)	1,000	1,002
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29	7,700	7,751
Springleaf Mortgage Loan Trust
Series 2013-B2-2A, REMIC, 6.00%, 12/25/65 (a)	10,000	9,921
STARM Mortgage Loan Trust
Series 2007-4A1-2, REMIC, 3.62%, 04/25/37 (a)	1,910	1,580
Steele Creek CLO Ltd.
Series 2014-A1R-1A, 2.65%, (3M US LIBOR + 1.33%), 08/21/26 (a)	1,000	1,003
Series 2015-AR-1A, 2.57%, (3M US LIBOR + 1.26%), 05/21/29 (a)	4,000	4,020
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 3.48%, 11/25/35 (a)	10,528	9,858
Structured Asset Securities Corp. Trust
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	11,190	10,512
TCI-Symphony CLO Ltd.
Series 2016-D-1A, 5.10%, (3M US LIBOR + 3.80%), 10/13/29 (a)	2,000	2,018
THL Credit Wind River CLO Ltd.
Series 2016-B-1A, 3.65%, (3M US LIBOR + 2.35%), 07/15/28 (a)	1,500	1,503
Series 2016-C-1A, 4.50%, (3M US LIBOR + 3.20%), 07/15/28 (a)	500	505
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31	4,385	4,615
TRU Trust
Series 2016-A-TOYS, REMIC, 3.48%, (1M US LIBOR + 2.25%), 11/15/19 (a)	2,751	2,744
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XA-C1, REMIC, 1.78%, 06/15/50 (a)	25,011	2,841

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Venture XII CLO Ltd.
Series 2012-DR-12A, 5.02%, (3M US LIBOR + 3.70%), 02/28/26 (a)	2,000	2,014
Venture XVII CLO Ltd.
Series 2014-AR-17A, 2.38%, (3M US LIBOR + 1.08%), 07/15/26 (a)	2,500	2,504
Series 2014-B2R-17A, 2.91%, (3M US LIBOR + 1.60%), 07/15/26 (a)	500	501
Venture XVIII CLO Ltd.
Series 2014-A-18A, 2.75%, (3M US LIBOR + 1.45%), 10/15/26 (a)	3,000	3,001
Venture XX CLO Ltd.
Series 2015-A-20A, 2.79%, (3M US LIBOR + 1.49%), 04/15/27 (a)	2,000	2,009
VOLT LIX LLC
Series 2017-A1-NPL6, 3.25%, 05/25/47 (b)	21,491	21,495
VOLT LV LLC
Series 2017-A1-NPL2, 3.50%, 03/25/47 (b)	18,093	18,132
VOLT LVI LLC
Series 2017-A1-NPL3, 3.50%, 03/25/47 (b)	17,197	17,234
VOLT LXI LLC
Series 2017-A1-NPL8, 3.13%, 06/25/20 (b)	17,838	17,854
Voya CLO Ltd.
Series 2014-A1R-4A, 2.25%, (3M US LIBOR + 0.95%), 10/14/26 (a)	3,500	3,504
Wachovia Bank Commercial Mortgage Trust
Series 2007-AJ-C33, REMIC, 6.22%, 02/15/51 (a)	7,965	8,201
Waldorf Astoria Boca Raton Trust
Series 2016-B-BOCA, REMIC, 3.29%, (1M US LIBOR + 2.05%), 06/15/18 (a)	2,708	2,721
Series 2016-C-BOCA, REMIC, 3.74%, (1M US LIBOR + 2.50%), 06/15/18 (a)	2,291	2,306
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	2,491	2,212
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36 (a)	4,448	4,005
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	3,631	3,483
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (a)	11,254	11,126
Wellfleet CLO Ltd.
Series 2017-A1-2A, 2.58%, (3M US LIBOR + 1.25%), 10/20/29 (a) (c)	3,000	3,000
Wells Fargo & Co.
Interest Only, Series 2015-XA-P2, REMIC, 1.16%, 12/15/48 (a)	27,269	1,600
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	4,391	4,350
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	4,627	4,449
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	1,667	1,630
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (a)	1,850	1,913
Series 2015-D-NXS4, REMIC, 3.75%, 11/18/25 (a)	2,031	1,814
Series 2016-C-C34, REMIC, 5.20%, 05/15/49 (a)	2,855	2,952
Interest Only, Series 2015-XA-LC20, REMIC, 1.53%, 04/15/50 (a)	24,513	1,695
Series 2016-C-C32, REMIC, 4.88%, 01/15/59 (a)	1,577	1,498
Interest Only, Series 2016-XA-C33, REMIC, 1.97%, 03/15/59 (a)	15,418	1,622
Interest Only, Series 2017-XA-RC1, REMIC, 1.73%, 01/15/60 (a)	25,399	2,648
Wells Fargo Mortgage-Backed Securities Trust
Series 2014-A5-LC18, REMIC, 3.41%, 12/15/24	1,138	1,169
Series 2014-B-LC18, REMIC, 3.96%, 12/15/24	1,761	1,757
Series 2006-A11-3, REMIC, 5.50%, 03/25/36	2,960	3,030
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	9,726	9,856
Series 2007-1A4-3, REMIC, 6.00%, 04/25/37	2,017	2,061
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	3,711	3,746
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.32%, 03/15/47 (a)	22,201	1,112
Interest Only, Series 2014-XA-C25, REMIC, 1.07%, 11/15/47 (a)	28,970	1,380
Series 2016-C-C33, REMIC, 3.90%, 03/15/59	1,508	1,478
	Shares/Par†	Value
Wind River CLO Ltd.
Series 2016-A-2A, 2.81%, (3M US LIBOR + 1.50%), 11/01/28 (a)	2,500	2,509
WinWater Mortgage Loan Trust
Series 2015-A3-5, REMIC, 3.50%, 09/20/36 (a)	12,845	13,079
Zais CLO 2 Ltd.
Series 2014-A1AR-2A, 2.51%, (3M US LIBOR + 1.20%), 07/25/26 (a)	5,000	5,011
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,095,411)		1,117,467
GOVERNMENT AND AGENCY OBLIGATIONS 50.6%
Collateralized Mortgage Obligations 24.5%
Federal Home Loan Mortgage Corp.
Series A-4260, REMIC, 3.00%, 02/15/32	12,946	13,236
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	8,124
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	9,856
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	6,127
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,203
Series A-4377, REMIC, 3.00%, 06/15/39	15,905	16,208
Series BK-4469, REMIC, 3.00%, 08/15/39	11,885	12,055
Series JA-3818, REMIC, 4.50%, 01/15/40	319	324
Series TB-4419, REMIC, 3.00%, 02/15/40	1,428	1,433
Series GA-4376, REMIC, 3.00%, 04/15/40	13,080	13,324
Series NY-4390, REMIC, 3.00%, 06/15/40	12,943	13,184
Series MA-4391, REMIC, 3.00%, 07/15/40	12,747	12,984
Interest Only, Series SP-3770, REMIC, 5.27%, (6.50% - (1M US LIBOR * 1)), 11/15/40 (a) (d)	4,178	452
Interest Only, Series SM-3780, REMIC, 5.27%, (6.50% - (1M US LIBOR * 1)), 12/15/40 (a) (d)	16,512	3,242
Series KA-4366, REMIC, 3.00%, 03/15/41	12,206	12,428
Series SL-4061, REMIC, 4.89%, (7.06% - (1M US LIBOR * 1.75)), 06/15/42 (a) (d)	1,482	1,428
Series B-4481, REMIC, 3.00%, 12/15/42	22,988	23,243
Series CS-4156, REMIC, 3.92%, (5.40% - (1M US LIBOR * 1.2)), 01/15/43 (a) (d)	5,045	4,684
Series UZ-4508, REMIC, 3.00%, 07/15/43	10,166	9,469
Series ZX-4404, REMIC, 4.00%, 04/15/44	55,053	58,892
Series CA-4573, REMIC, 3.00%, 11/15/44	38,844	39,203
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,666	1,785
Series KZ-4440, REMIC, 3.00%, 02/15/45	11,622	10,721
Series HA-4582, REMIC, 3.00%, 09/15/45	27,815	28,061
Interest Only, Series MS-4291, REMIC, 4.67%, (5.90% - (1M US LIBOR * 1)), 01/15/54 (a) (d)	7,020	1,100
Federal National Mortgage Association
Interest Only, Series 2010-CS-134, REMIC, 5.44%, (6.68% - (1M US LIBOR * 1)), 12/25/25 (a) (d)	2,694	312
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	7,330	7,164
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	1,789	1,790
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	19,991
Interest Only, Series 2005-S-2, REMIC, 5.36%, (6.60% - (1M US LIBOR * 1)), 02/25/35 (a) (d)	9,300	1,799
Interest Only, Series 2011-PS-84, REMIC, 5.36%, (6.60% - (1M US LIBOR * 1)), 01/25/40 (a) (d)	20,198	1,981
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	1,613	1,688
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	12,282	12,500
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	6,278	6,193
Interest Only, Series 2011-ES-93, REMIC, 5.26%, (6.50% - (1M US LIBOR * 1)), 09/25/41 (a) (d)	2,723	550
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	1,875	1,991
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	1,868	1,981
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	11,674	10,973
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	18,756	19,016
Series 2013-NZ-31, REMIC, 3.00%, 04/25/43	15,882	14,592
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	20,795	21,061
Series 2013-ZA-52, REMIC, 3.00%, 06/25/43	3,958	3,814
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	14,910	15,911
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	10,916	10,096
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	33,813	33,898
Series 2017-CH-4, REMIC, 3.00%, 06/25/42	41,728	42,214
Series 2016-A-9, REMIC, 3.00%, 09/25/43	8,583	8,669
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	23,552	23,914

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 4.86%, (6.10% - (1M US LIBOR * 1)), 03/20/40 (a) (d)	12,346	1,204
Series 2011-WS-70, REMIC, 7.23%, (9.70% - (1M US LIBOR * 2)), 12/20/40 (a) (d)	5,837	6,336
		576,404
Mortgage-Backed Securities 22.7%
Federal Home Loan Mortgage Corp.
4.00%, 09/01/43 - 02/01/44	12,461	13,288
3.00%, 06/01/43 - 04/01/46	222,818	224,082
3.00%, 04/01/45	30,277	30,497
3.50%, 02/01/46	34,844	36,102
REMIC, 3.00%, 06/15/44	11,107	11,243
Federal National Mortgage Association
4.50%, 04/01/26	5,074	5,375
3.00%, 09/01/33 - 08/01/46	148,120	150,582
3.50%, 09/01/43 - 08/01/45	47,328	48,919
Government National Mortgage Association
3.50%, 10/20/45	14,758	15,160
		535,248
U.S. Treasury Securities 3.4%
U.S. Treasury Note
2.25%, 11/15/25	80,000	79,962
Total Government And Agency Obligations (cost $1,186,614)		1,191,614
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 0.89% (e) (f)	21,433	21,433
Total Short Term Investments (cost $21,433)		21,433
Total Investments 99.0% (cost $2,303,458)		2,330,514
Other Assets and Liabilities, Net 1.0%		23,470
Total Net Assets 100.0%		$2,353,984

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) The variable rate for this government and agency collateralized mortgage obligation is determined based on the tranches of the underlying mortgage-backed security pools' cash flows into securities which have varying coupon and principle payback profiles. Tranches pay an interest rate determined by a formula set forth in the security’s offering documents. The variable interest rate may reset periodically and is generally tied to a major market reference rate. The variable rate can also be affected by the current weighted average coupon.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
CORPORATE BONDS AND NOTES 2.4%
Argentina 0.9%
Banco Hipotecario SA
22.42%, (Argentina Deposit Rates Badlar + 2.50%), 01/12/20, ARS (a)	29,280	$1,751
YPF SA
24.17%, (Argentina Deposit Rates Badlar + 4.00%), 07/07/20 (a)	1,782	1,791
		3,542
Ecuador 0.8%
Noble Sovereign Funding I Ltd.
6.96%, (3M US LIBOR + 5.63%), 09/24/19 (a)	941	944
Petroamazonas EP
4.63%, 02/16/20	2,420	2,299
		3,243
Georgia 0.4%
Bank of Georgia JSC
11.00%, 06/01/18 - 06/01/20, GEL	4,325	1,748
Honduras 0.3%
Inversiones Atlantida SA
8.25%, 07/28/22	1,170	1,205
Total Corporate Bonds And Notes (cost $10,202)		9,738
SENIOR LOAN INTERESTS 4.7%
Barbados 1.1%
Barbados
Term Loan, 11.44%, (3M LIBOR + 10.00%), 12/20/19 (a) (b) (c)	4,300	4,316
Ethiopia 0.6%
Ethiopian Railways Corp.
Delayed Draw Term Loan, 5.20%, (6M LIBOR + 3.75%), 08/01/21 (a) (b) (c)	2,400	2,366
Kenya 1.0%
Government of the Republic of Kenya
Term Loan, 6.52%, (6M LIBOR + 5.20%), 10/28/17 (a) (c)	3,390	3,386
Term Loan A, 6.42%, (6M LIBOR + 5.20%), 04/18/19 (a) (b) (c)	550	549
		3,935
Tanzania 2.0%
Ministry of Finance and Planning Government of the United Republic of Tanzania
Term Loan, 7.15%, (6M LIBOR + 5.20%), 06/26/22 (a) (b) (c)	8,050	8,178
Total Senior Loan Interests (cost $18,593)		18,795
GOVERNMENT AND AGENCY OBLIGATIONS 66.7%
Albania 2.1%
Albania Government International Bond
5.75%, 11/12/20, EUR	6,373	8,463
Australia 0.9%
Australia Government Bond
3.25%, 06/21/39, AUD	4,500	3,433
Azerbaijan 0.1%
Republic of Azerbaijan International Bond
5.13%, 09/01/29 (d)	488	499
Barbados 1.3%
Barbados Government International Bond
7.00%, 08/04/22 (d)	472	433
6.63%, 12/05/35 (d)	823	682
6.63%, 12/05/35	5,066	4,198
		5,313
Belarus 4.4%
Republic of Belarus International Bond
6.88%, 02/28/23	7,520	8,082
7.63%, 06/29/27	8,600	9,599
		17,681
	Shares/Par†	Value
Cyprus 5.3%
Cyprus Government International Bond
3.75%, 07/26/23, EUR	6,455	8,620
4.25%, 11/04/25, EUR	9,264	12,829
		21,449
Dominican Republic 3.1%
Dominican Republic Bond
10.40%, 05/10/19, DOP (e)	279,900	5,981
15.95%, 06/04/21, DOP	36,300	909
Dominican Republic International Bond
15.00%, 04/05/19, DOP	124,900	2,841
16.00%, 07/10/20, DOP	56,900	1,382
16.95%, 02/04/22, DOP	19,000	495
10.38%, 03/04/22, DOP	39,800	848
		12,456
Ecuador 0.8%
Ecuador Government International Bond
10.50%, 03/24/20	1,661	1,790
10.50%, 03/24/20 (d)	1,166	1,256
		3,046
El Salvador 4.3%
El Salvador Government International Bond
7.38%, 12/01/19	854	884
7.75%, 01/24/23	6,914	7,433
5.88%, 01/30/25	810	794
6.38%, 01/18/27	3,468	3,433
8.63%, 02/28/29	2,026	2,274
8.25%, 04/10/32	928	1,016
7.65%, 06/15/35	1,456	1,496
		17,330
Georgia 0.3%
Georgia Treasury Bond
8.00%, 06/09/18, GEL	1,756	712
6.75%, 10/06/18, GEL	35	14
10.50%, 02/05/25, GEL	1,155	500
		1,226
Iceland 4.2%
Iceland Rikisbref
6.25%, 02/05/20, ISK	6,393	62
7.25%, 10/26/22, ISK	53,070	547
8.00%, 06/12/25, ISK	706,470	7,830
5.00%, 11/15/28, ISK	93,770	868
6.50%, 01/24/31, ISK	742,308	7,832
		17,139
Indonesia 3.0%
Indonesia Treasury Bond
8.75%, 05/15/31, IDR	19,554,000	1,664
8.38%, 03/15/34, IDR	20,789,000	1,689
8.25%, 05/15/36, IDR	85,156,000	6,943
7.50%, 05/15/38, IDR	25,208,000	1,932
		12,228
Kazakhstan 0.4%
Kazakhstan Government Bond
9.60%, 04/03/21, KZT (b)	527,190	1,577
Macedonia 6.4%
Former Yugoslav Republic of Macedonia
4.88%, 12/01/20, EUR (d)	3,640	4,673
3.98%, 07/24/21, EUR (d)	10,122	12,676
3.98%, 07/24/21, EUR	3,681	4,611
Macedonia Government International Bond
4.88%, 12/01/20, EUR	3,171	4,071
		26,031
New Zealand 5.3%
New Zealand Government Inflation Indexed Bond
3.00%, 09/20/30, NZD (f)	6,942	5,861
2.50%, 09/20/35 - 09/20/40, NZD (f)	20,635	15,711
		21,572
Peru 3.0%
Peru Government International Bond
8.20%, 08/12/26, PEN	31,541	11,941

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Rwanda 0.5%
Rwanda International Government Bond
6.63%, 05/02/23	1,889	1,969
Saudi Arabia 0.8%
Saudi Arabia Government International Bond
3.63%, 03/04/28	2,507	2,475
4.63%, 10/04/47	633	636
		3,111
Serbia 8.5%
Republic of Serbia
5.88%, 12/03/18	16	17
Serbia Treasury Bond
10.00%, 02/05/22, RSD	1,213,760	14,283
5.75%, 07/21/23, RSD	1,986,840	20,185
		34,485
Sri Lanka 7.5%
Sri Lanka Government Bond
8.75%, 10/15/18, LKR	735,000	4,780
8.50%, 05/01/19, LKR	127,000	819
10.60%, 07/01/19 - 09/15/19, LKR	435,560	2,901
8.00%, 11/15/18 - 11/01/19, LKR	1,037,500	6,687
9.25%, 05/01/20, LKR	624,020	4,039
10.75%, 03/01/21, LKR	305,000	2,040
9.00%, 05/01/21, LKR	48,000	305
11.00%, 08/01/21 - 08/01/25, LKR	182,380	1,230
9.45%, 10/15/21, LKR	479,000	3,075
11.20%, 07/01/22, LKR	56,460	385
10.00%, 10/01/22, LKR	348,560	2,268
11.40%, 01/01/24, LKR	46,000	317
11.00%, 08/01/24, LKR	41,000	278
10.25%, 03/15/25, LKR	56,730	372
11.50%, 12/15/21 - 08/01/26, LKR	81,000	564
11.50%, 09/01/28, LKR	16,220	113
		30,173
Suriname 1.2%
Republic of Suriname
9.25%, 10/26/26	4,516	4,760
Thailand 2.5%
Thailand Government Inflation Indexed Bond
1.25%, 03/12/28, THB (g)	348,972	10,050
United States of America 0.3%
Federal Home Loan Mortgage Corp.
Interest Only, Series S-4070, REMIC, 4.87%, (6.10% - (1M US LIBOR * 1)), 06/15/32 (a) (h)	2,856	452
Federal National Mortgage Association
Interest Only, Series 2013-DS-15, REMIC, 4.96%, (6.20% - (1M US LIBOR * 1)), 03/25/33 (a) (h)	1,104	201
Interest Only, Series 2010-SJ-124, REMIC, 4.81%, (6.05% - (1M US LIBOR * 1)), 11/25/38 (a) (h)	2,049	161
Interest Only, Series 2012-SK-150, REMIC, 4.91%, (6.15% - (1M US LIBOR * 1)), 01/25/43 (a) (h)	2,803	458
		1,272
Uruguay 0.5%
Uruguay Government International Bond
8.50%, 03/15/28, UYU	59,510	2,062
Total Government And Agency Obligations (cost $250,421)		269,266
COMMON STOCKS 7.2%
Cyprus 0.4%
Bank of Cyprus Holdings Plc (i)	462	1,518
Iceland 2.8%
Eik Fasteignafelag hf	3,622	343
Eimskipafelag Islands hf	564	1,351
Hagar hf (i)	3,946	1,291
HB Grandi	645	179
Icelandair Group hf	4,260	593
Marel hf	744	2,411
N1 hf	176	184
Reginn hf (i)	3,109	690
Reitir Fasteignafelag hf	1,814	1,439
	Shares/Par†	Value
Siminn hf	36,043	1,257
Sjova-Almennar Tryggingar hf	2,413	363
Tryggingamidstodin hf	678	192
Vatryggingafelag Islands hf	10,985	1,057
		11,350
Japan 1.0%
Mitsubishi UFJ Financial Group Inc.	221	1,436
Mizuho Financial Group Inc.	455	798
Resona Holdings Inc.	62	316
Sumitomo Mitsui Financial Group Inc.	27	1,046
Sumitomo Mitsui Trust Holdings Inc.	14	513
		4,109
Singapore 0.5%
Yoma Strategic Holdings Ltd.	4,832	2,084
South Korea 1.5%
Amorepacific Corp.	—	91
AMOREPACIFIC Group	1	90
Coway Co. Ltd.	1	62
Hankook Tire Co. Ltd.	1	67
Honam Petrochemical Corp.	—	99
Hyundai Heavy Industries Co. Ltd. (i)	1	80
Hyundai Mobis	1	185
Hyundai Motor Co.	2	270
Hyundai Steel Co.	1	55
Industrial Bank of Korea	6	72
Kangwon Land Inc.	3	86
KB Financial Group Inc.	6	273
Kia Motors Corp.	3	80
Korea Zinc Co. Ltd.	—	108
KT&G Corp.	2	199
LG Chem Ltd.	1	206
LG Corp.	2	106
LG Display Co. Ltd.	3	92
LG Electronics Inc.	2	108
LG Household & Health Care Ltd.	—	103
Lotte Shopping Co. Ltd. (j)	—	69
NHN Corp.	1	439
POSCO	1	170
Samsung Biologics Co. Ltd. (d) (i)	1	177
Samsung C&T Corp	1	165
Samsung Electronics Co. Ltd.	—	941
Samsung Fire & Marine Insurance Co. Ltd.	—	98
Samsung Life Insurance Co. Ltd.	2	158
Samsung SDI Co Ltd.	1	130
Samsung SDS Co. Ltd.	1	116
Shinhan Financial Group Co. Ltd.	4	194
SK C&C Co. Ltd.	—	101
SK Hynix Inc.	6	455
SK Innovation Co. Ltd.	1	112
SK Telecom Co. Ltd.	1	156
S-Oil Corp.	1	123
Woori Bank	8	124
		6,160
Vietnam 1.0%
Bank for Investment and Development of Vietnam JSC	67	58
Bao Viet Holdings	23	55
Binh Minh Plastics JSC	37	125
Coteccons Construction JSC	19	175
Danang Rubber JSC	10	10
Domesco Medical Import Export JSC	47	223
HA TIEN 1 Cement JSC	31	20
Hoa Phat Group JSC (i)	125	214
Hoa Sen Group	20	26
JSC Bank for Foreign Trade of Vietnam	121	201
KIDO Group Corp.	53	99
KinhBac City Development Share Holding Corp. (i)	74	47
Masan Group Corp.	137	331
PetroVietnam Drilling and Well Services JSC (i)	38	23
PetroVietnam Fertilizer & Chemicals JSC	55	55
PetroVietnam Gas JSC	24	72
PetroVietnam Nhon Trach 2 Power JSC	127	148
PetroVietnam Technical Service JSC	90	65

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Pha Lai Thermal Power JSC	31	28
Refrigeration Electrical Engineering Corp.	102	157
Saigon - Hanoi Commercial JSB (i)	126	44
Saigon Securities Inc.	96	105
Saigon Thuong Tin Commercial JSB (i)	213	117
Tan Tao Investment & Industry JSC (i)	153	27
Viet Capital Securities JSC (i)	45	118
Vietnam Construction and Import-Export JSC	44	40
Vietnam Dairy Products JSC	65	428
Vietnam JSC Bank for Industry and Trade	21	17
Vietnam Prosperity JSC Bank (i)	181	299
Vingroup JSC (i)	301	679
		4,006
Total Common Stocks (cost $26,897)		29,227
SHORT TERM INVESTMENTS 19.0%
Investment Companies 9.5%
JNL Government Money Market Fund - Institutional Class, 0.89% (k) (l)	38,345	38,345
Repurchase Agreements 2.3%
Repurchase Agreements (c) (m)		9,379
Treasury Securities 7.2%
Egypt Treasury Bill
1.07%, 10/03/17 - 01/02/18, EGP	18,550	1,038
1.15%, 10/10/17, EGP	27,450	1,547
1.12%, 10/17/17, EGP	17,225	967
1.05%, 10/24/17 - 12/19/17, EGP	30,075	1,661
1.02%, 10/31/17 - 11/21/17, EGP	33,925	1,880
1.03%, 11/07/17, EGP	12,200	678
1.01%, 11/14/17, EGP	43,200	2,392
1.04%, 12/05/17 - 12/12/17, EGP	63,325	3,468
1.08%, 01/09/18, EGP	4,675	252
1.14%, 01/16/18, EGP	29,600	1,591
0.98%, 02/06/18 - 02/13/18, EGP	24,125	1,282
1.00%, 02/20/18 - 03/06/18, EGP	28,550	1,503
0.97%, 03/13/18, EGP	2,200	115
0.00%, 04/03/18, EGP	15,325	795
Georgia Treasury Bill
0.00%, 02/01/18, GEL	320	126
Nigeria Treasury Bill
0.05%, 04/05/18 - 09/13/18, NGN	943,500	2,245
0.04%, 09/20/18, NGN	227,530	538
U.S. Treasury Bill
1.16%, 10/12/17 (n)	2,000	1,999
1.07%, 11/09/17 (n)	2,000	1,998
	Shares/Par†	Value
1.00%, 12/21/17 (n)	3,000	2,993
		29,068
Total Short Term Investments (cost $76,694)		76,792
Total Investments 100.0% (cost $382,807)		403,818
Total Securities Sold Short (2.2)% (proceeds $7,985)		(8,847)
Total Purchased Options 0.2% (cost $3,781)		920
Other Derivative Instruments (0.6)%		(2,294)
Other Assets and Liabilities, Net 2.6%		10,417
Total Net Assets 100.0%		$404,014

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $11,549 and 2.9%, respectively.

(e) Convertible security.

(f) Treasury inflation indexed note, par amount is not adjusted for inflation.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) The variable rate for this government and agency collateralized mortgage obligation is determined based on the tranches of the underlying mortgage-backed security pools' cash flows into securities which have varying coupon and principle payback profiles. Tranches pay an interest rate determined by a formula set forth in the security’s offering documents. The variable interest rate may reset periodically and is generally tied to a major market reference rate. The variable rate can also be affected by the current weighted average coupon.

(i) Non-income producing security.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

(m) For repurchase agreements held at September 30, 2017, see Repurchase Agreements in these Schedules of Investments.

(n) All or a portion of the security is pledged or segregated as collateral.

	Shares/Par†	Value
SECURITIES SOLD SHORT (2.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (2.2%)
Spain (2.2%)
Spain Government Bond
5.40%, 01/31/23, EUR (a)	(5,943)	$(8,847)
Total Government And Agency Obligations (proceeds $7,985)		(8,847)
Total Securities Sold Short (2.2%) (proceeds $7,985)		$(8,847)

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $8,847 and 2.2%, respectively.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Repurchase Agreements
Counter-party	Collateral	Collateral Par†	Collateral Value	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
JPM	Spain Government Bond, 5.40%, due 01/31/23, EUR	5,943	$8,847	(0.67)%	09/19/17	10/19/17	$9,379	7,936	$9,379
									$9,379

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
10-Year USD Deliverable Interest Rate Swap	(72)	December 2017		(7,379)	$8	$75
5-Year USD Deliverable Interest Rate Swap	(77)	December 2017		(7,811)	10	42
SGX MSCI Singapore Index	(157)	October 2017	SGD	(5,618)	4	(22)
					$22	$95

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR, pays quarterly	Receiving	1.75%	09/20/19		455	$—	$1
3-Month LIBOR, pays quarterly	Receiving	2.11%	09/05/27		2,870	3	43
3-Month LIBOR, pays quarterly	Receiving	2.02%	09/13/27		3,345	4	78
3-Month LIBOR, pays quarterly	Receiving	2.18%	09/19/27		11,833	13	112
3-Month LIBOR, pays quarterly	Receiving	2.27%	09/29/27		2,504	3	4
3-Month LIBOR, pays quarterly	Receiving	2.54%	09/29/47		427	(2)	—
3-Month LIBOR, pays semi-annually	Paying	1.74%	07/31/20		4,080	(3)	(10)
3-Month LIBOR, pays semi-annually	Paying	1.74%	07/31/20		3,270	(3)	(8)
3-Month LIBOR, pays annually	Paying	1.75%	07/31/20		1,732	(1)	(4)
3-Month LIBOR, pays semi-annually	Paying	1.74%	08/12/20		4,368	(4)	(12)
3-Month LIBOR, pays semi-annually	Paying	1.62%	08/14/20		4,650	(4)	(28)
3-Month LIBOR, pays semi-annually	Paying	1.68%	08/17/20		2,236	(2)	(10)
3-Month LIBOR, pays semi-annually	Paying	1.68%	08/17/20		2,395	(2)	(11)
3-Month LIBOR, pays semi-annually	Paying	1.69%	08/17/20		4,942	(4)	(21)
3-Month LIBOR, pays semi-annually	Paying	1.70%	08/19/20		8,171	(7)	(33)
3-Month LIBOR, pays semi-annually	Paying	1.55%	08/22/20		4,954	(4)	(41)
3-Month LIBOR, pays semi-annually	Paying	1.56%	08/22/20		2,520	(2)	(20)
3-Month LIBOR, pays semi-annually	Paying	1.57%	09/17/20		7,714	(7)	(63)
3-Month LIBOR, pays semi-annually	Paying	1.65%	09/18/20		5,597	(5)	(32)
3-Month LIBOR, pays semi-annually	Paying	1.55%	09/23/20		310	—	(3)
3-Month LIBOR, pays semi-annually	Paying	1.42%	10/28/20		2,230	(2)	(29)
3-Month LIBOR, pays semi-annually	Paying	1.43%	10/28/20		2,230	(2)	(29)
3-Month LIBOR, pays semi-annually	Paying	1.53%	11/05/20		4,590	(4)	(46)
3-Month LIBOR, pays semi-annually	Paying	1.54%	11/05/20		2,295	(2)	(22)
3-Month LIBOR, pays semi-annually	Paying	1.56%	11/09/20		2,221	(2)	(21)
3-Month LIBOR, pays semi-annually	Paying	1.67%	11/12/20		3,036	(3)	(18)
3-Month LIBOR, pays semi-annually	Paying	1.11%	02/23/21		1,343	(1)	(34)
3-Month LIBOR, pays semi-annually	Paying	1.17%	02/25/21		2,605	(3)	(62)
3-Month LIBOR, pays semi-annually	Paying	1.17%	02/25/21		1,303	(1)	(31)
3-Month LIBOR, pays semi-annually	Paying	1.27%	03/07/21		3,267	(3)	(67)
3-Month LIBOR, pays semi-annually	Paying	0.96%	06/29/21		2,108	(2)	(72)
3-Month LIBOR, pays semi-annually	Paying	0.96%	06/29/21		1,580	(2)	(54)
3-Month LIBOR, pays semi-annually	Paying	1.20%	09/01/21		7,400	(8)	(202)
3-Month LIBOR, pays semi-annually	Paying	1.21%	09/01/21		6,321	(7)	(169)
3-Month LIBOR, pays semi-annually	Paying	1.96%	01/06/22		5,200	(6)	5
3-Month LIBOR, pays semi-annually	Paying	2.13%	07/27/22		2,939	(4)	17
3-Month LIBOR, pays semi-annually	Paying	2.06%	07/30/22		3,069	(4)	10
3-Month LIBOR, pays semi-annually	Paying	1.59%	04/12/26		1,275	(2)	(63)
3-Month LIBOR, pays semi-annually	Paying	1.59%	04/12/26		935	(1)	(46)
3-Month LIBOR, pays semi-annually	Paying	1.68%	05/06/26		1,800	(3)	(77)
3-Month LIBOR, pays semi-annually	Paying	1.68%	05/06/26		1,800	(3)	(77)
3-Month LIBOR, pays semi-annually	Paying	1.66%	05/09/26		901	(1)	(40)
3-Month LIBOR, pays semi-annually	Paying	1.69%	06/03/26		1,720	(2)	(74)
3-Month New Zealand Bank Bill Forward Rate Agreement, pays quarterly	Receiving	3.49%	05/11/27	NZD	9,850	—	(147)
3-Month New Zealand Bank Bill Forward Rate Agreement, pays quarterly	Receiving	3.24%	05/22/27	NZD	14,000	—	(6)
3-Month New Zealand Bank Bill Forward Rate Agreement, pays quarterly	Receiving	3.17%	06/26/27	NZD	12,860	—	52

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month New Zealand Bank Bill Forward Rate Agreement, pays semi-annually	Paying	4.96%	04/29/24	NZD	6,530	—	573
3-Month New Zealand Bank Bill Forward Rate Agreement, pays semi-annually	Paying	4.05%	06/16/25	NZD	5,278	—	222
3-Month New Zealand Bank Bill Forward Rate Agreement, pays semi-annually	Paying	4.05%	06/16/25	NZD	3,210	—	135
6-Month Australian Bank Bill Short Term Rate, pays semi-annually	Paying	2.66%	06/15/27	AUD	26,200	27	(551)
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	0.61%	12/19/46	JPY	71,465	—	53
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	0.62%	12/19/46	JPY	216,535	—	156
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	0.81%	12/19/46	JPY	231,894	(1)	55
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	0.78%	12/19/46	JPY	241,860	(1)	74
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	0.85%	06/19/47	JPY	49,000	—	8
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	0.86%	06/19/47	JPY	49,000	—	8
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	0.92%	09/18/47	JPY	194,000	—	3
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	0.89%	09/18/47	JPY	225,000	(1)	23
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	0.89%	09/18/47	JPY	241,000	(1)	22
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	0.95%	12/18/47	JPY	198,000	(6)	(6)
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	0.95%	12/18/47	JPY	401,000	4	(5)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	1.27%	12/13/21	HUF	406,479	2	(34)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	1.46%	01/12/22	HUF	753,650	3	(82)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	1.44%	01/13/22	HUF	693,350	3	(73)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	1.92%	07/28/26	HUF	636,700	3	(5)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	1.94%	08/01/26	HUF	448,000	3	(5)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	1.94%	09/21/26	HUF	171,688	1	—
6-Month Budapest Interbank Offered Rate, pays quarterly	Receiving	1.93%	09/21/26	HUF	176,090	1	—
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	1.89%	09/21/26	HUF	434,356	3	6
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	2.14%	10/13/26	HUF	174,916	1	(11)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	2.09%	10/19/26	HUF	177,851	1	(8)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	2.09%	10/19/26	HUF	267,071	2	(12)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	2.04%	10/20/26	HUF	193,817	1	(6)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	2.04%	10/20/26	HUF	267,070	2	(8)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	2.08%	10/28/26	HUF	181,556	1	(7)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	2.06%	10/28/26	HUF	449,456	3	(16)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	2.09%	11/02/26	HUF	272,039	2	(11)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	2.18%	11/03/26	HUF	182,148	1	(13)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	2.13%	11/04/26	HUF	982,297	6	(54)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	2.15%	11/07/26	HUF	178,600	1	(11)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	2.12%	11/08/26	HUF	177,417	1	(9)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	2.14%	11/10/26	HUF	488,487	3	(28)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	2.66%	02/08/27	HUF	592,700	4	(119)
6-Month Euribor, pays semi-annually	Receiving	0.25%	09/20/22	EUR	24,732	(13)	(123)
6-Month Euribor, pays semi-annually	Receiving	1.00%	09/20/27	EUR	9,122	(16)	(46)
6-Month Euribor, pays annually	Paying	1.00%	09/20/27	EUR	4,450	8	24
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.41%	12/13/21	PLN	5,932	(2)	5
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.46%	01/12/22	PLN	11,203	(4)	13
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.44%	01/13/22	PLN	11,587	(4)	10
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.23%	07/28/26	PLN	8,990	(6)	(106)
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.22%	08/01/26	PLN	6,486	(4)	(77)
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.28%	09/21/26	PLN	2,348	(2)	(26)
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.30%	09/21/26	PLN	8,687	(6)	(66)
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.49%	10/13/26	PLN	2,483	(2)	(17)
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.46%	10/19/26	PLN	3,786	(3)	(29)
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.47%	10/19/26	PLN	2,524	(2)	(19)
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.43%	10/20/26	PLN	2,770	(2)	(23)
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.44%	10/20/26	PLN	3,785	(3)	(30)
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.46%	10/28/26	PLN	6,500	(4)	(50)
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.47%	10/28/26	PLN	2,600	(2)	(19)
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.50%	10/31/26	PLN	3,900	(3)	(27)
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.56%	11/02/26	PLN	2,600	(2)	(15)
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.51%	11/04/26	PLN	14,301	(10)	(95)
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.54%	11/07/26	PLN	2,600	(2)	(16)
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.50%	11/08/26	PLN	2,600	(2)	(18)
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	2.52%	11/10/26	PLN	7,186	(5)	(48)
6-Month Poland Warsaw Interbank Offered Rate, pays annually	Paying	3.00%	02/08/27	PLN	6,981	(5)	17
Harmonised Index of Consumer Prices, pays annually	Receiving	1.57%	08/15/32	EUR	1,778	(4)	19
Harmonised Index of Consumer Prices, pays annually	Receiving	1.59%	08/15/32	EUR	1,783	(4)	14
Harmonised Index of Consumer Prices, pays annually	Receiving	1.60%	08/15/32	EUR	1,741	(4)	9
Harmonised Index of Consumer Prices, pays annually	Paying	1.79%	08/15/42	EUR	1,741	8	(26)
Harmonised Index of Consumer Prices, pays annually	Paying	1.77%	08/15/42	EUR	1,778	8	(38)
Harmonised Index of Consumer Prices, pays annually	Paying	1.78%	08/15/42	EUR	1,783	9	(37)
Harmonised Index of Consumer Prices, pays annually	Paying	1.90%	08/04/47	EUR	469	3	(1)
Harmonised Index of Consumer Prices, pays annually	Paying	1.89%	08/07/47	EUR	469	3	(3)
Mexican Interbank Rate, pays monthly	Paying	6.83%	06/28/19	MXN	607,770	5	(138)
Mexican Interbank Rate, pays monthly	Paying	6.83%	07/01/19	MXN	601,250	5	(137)
Mexican Interbank Rate, pays monthly	Paying	7.01%	08/19/19	MXN	127,000	1	(4)
Mexican Interbank Rate, pays monthly	Paying	7.04%	08/19/19	MXN	127,000	1	—
Mexican Interbank Rate, pays monthly	Paying	7.00%	08/21/19	MXN	128,360	1	(5)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Mexican Interbank Rate, pays monthly	Paying	7.01%	08/22/19	MXN	107,500	1	(3)
Mexican Interbank Rate, pays monthly	Paying	7.03%	08/23/19	MXN	300,140	2	(1)
US CPURNSA, pays annually	Receiving	1.97%	06/23/27		2,020	(4)	34
US CPURNSA, pays annually	Receiving	2.15%	08/04/47		632	(3)	13
US CPURNSA, pays annually	Receiving	2.16%	08/04/47		631	(3)	10
US CPURNSA, pays annually	Receiving	2.13%	08/22/47		797	(4)	20
US CPURNSA, pays annually	Receiving	2.15%	08/25/47		792	(4)	17
US CPURNSA, pays annually	Receiving	2.15%	09/01/47		790	(4)	16
						$(109)	$(2,118)

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
Federation of Malaysia, 1.00%, 12/20/22, pays quarterly	1.00%	12/20/22	27,830	$(416)	$(13)	$(45)
iTraxx Europe Senior Series 28, pays quarterly	1.00	12/20/22	26,890	(663)	(11)	47
Republic of Chile, 3.88%, 08/05/20, pays quarterly	1.00	12/20/22	11,300	(231)	(5)	4
Republic of Colombia, 10.38%, 01/28/33, pays quarterly	1.00	12/20/22	6,990	75	(7)	(16)
Republic of Colombia, 10.38%, 01/28/33, pays quarterly	1.00	12/20/27	11,700	1,185	(19)	(105)
Russian Federation, 7.50%, 03/31/30, pays quarterly	1.00	12/20/22	25,030	513	(31)	(70)
State of Qatar, 9.75%, 06/15/30, pays quarterly	1.00	12/20/22	2,380	(3)	(1)	(3)
United Mexican States, 4.15%, 03/28/27, pays quarterly	1.00	12/20/22	24,000	120	(17)	(47)
				$580	$(104)	$(235)
Credit default swap agreements - sell protection[2]
CDX.EM.28, pays quarterly	1.00%	12/20/22	(735)	$(30)	$—	$3
				$(30)	$—	$3

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †		Value
Foreign Currency Options
Chinese Offshore Yuan versus USD ‡	BNP	Call	CNH	7.12	03/08/18		6,800,000	$11
Chinese Offshore Yuan versus USD ‡	BNP	Call	CNH	7.06	03/27/18		19,100,000	50
Chinese Offshore Yuan versus USD ‡	BNP	Call	CNH	6.90	11/02/17		17,400,000	4
Chinese Offshore Yuan versus USD ‡	DUB	Call	CNH	7.15	03/12/18		3,940,000	6
Chinese Offshore Yuan versus USD ‡	GSC	Call	CNH	7.06	03/27/18		9,600,000	25
Chinese Offshore Yuan versus USD ‡	SCB	Call	CNH	7.12	03/08/18		7,710,000	12
Chinese Offshore Yuan versus USD ‡	SCB	Call	CNH	7.06	03/27/18		16,100,000	42
Euro versus USD ‡	BNP	Call	EUR	0.88	02/28/22		19,106,000	122
Euro versus USD ‡	GSC	Call	EUR	0.87	02/24/22		19,130,000	108
Euro versus SEK ‡	DUB	Put	SEK	9.53	01/16/18	EUR	481,000	5
Euro versus SEK ‡	DUB	Put	SEK	9.53	01/16/18	EUR	11,880,000	124
								$509
Index Options
FTSE 100 Index	GSC	Call	GBP	6,275.00	02/15/22		297	$410
								$410
Interest Rate Swaptions
3-Month LIBOR	DUB	Put		3.20%	10/18/17		38,760,000	$—
3-Month LIBOR	GSC	Put		3.30	11/15/17		46,540,000	1
								$1

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †	Value
Foreign Currency Options
Chinese Offshore Yuan versus USD	BNP	Call	CNH	7.12	03/08/18	6,800,000	$(11)
Chinese Offshore Yuan versus USD	BNP	Call	CNH	7.06	03/27/18	9,000,000	(24)
Chinese Offshore Yuan versus USD	BNP	Call	CNH	7.06	03/27/18	10,100,000	(26)
Chinese Offshore Yuan versus USD	DUB	Call	CNH	7.15	03/12/18	1,940,000	(3)
Chinese Offshore Yuan versus USD	DUB	Call	CNH	7.15	03/12/18	2,000,000	(3)
Chinese Offshore Yuan versus USD	GSC	Call	CNH	7.06	03/27/18	3,600,000	(9)
Chinese Offshore Yuan versus USD	GSC	Call	CNH	7.06	03/27/18	6,000,000	(16)
Chinese Offshore Yuan versus USD	SCB	Call	CNH	7.12	03/08/18	7,710,000	(12)
Chinese Offshore Yuan versus USD	SCB	Call	CNH	7.06	03/27/18	16,100,000	(42)
							$(146)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
AED/USD	GSC	10/01/17	AED	137	$37	$—
AED/USD	BNP	02/08/18	AED	18,000	4,899	1
ARS/USD	CGM	10/17/17	ARS	8,750	501	(3)
ARS/USD	CGM	10/20/17	ARS	9,173	525	15
ARS/USD	BNP	10/26/17	ARS	37,178	2,120	—
ARS/USD	BNP	11/15/17	ARS	25,731	1,451	(10)
ARS/USD	CGM	11/16/17	ARS	39,162	2,207	122
ARS/USD	BNP	11/24/17	ARS	29,671	1,665	21
ARS/USD	BNP	12/13/17	ARS	67,276	3,737	5
AUD/USD	JPM	11/02/17	AUD	3,740	2,932	(60)
AUD/USD	GSC	11/09/17	AUD	11,564	9,066	(71)
AUD/USD	DUB	12/11/17	AUD	5,478	4,293	(101)
AUD/USD	GSC	12/11/17	AUD	4,781	3,747	(90)
CLP/USD	SCB	11/07/17	CLP	880,000	1,374	(53)
CNH/USD	BNP	10/10/17	CNH	12,261	1,844	86
CNH/USD	JPM	10/10/17	CNH	15,570	2,341	110
CNH/USD	BOA	11/13/17	CNH	4,349	653	35
COP/USD	CGM	10/02/17	COP	2,981,352	1,015	28
COP/USD	SCB	10/02/17	COP	3,292,648	1,121	31
COP/USD	SCB	10/03/17	COP	8,963,075	3,052	63
COP/USD	SCB	10/23/17	COP	2,127,063	722	—
COP/USD	CIT	10/31/17	COP	4,146,937	1,407	—
COP/USD	CIT	11/02/17	COP	4,481,500	1,520	4
COP/USD	SCB	11/07/17	COP	6,358,700	2,155	33
COP/USD	SCB	11/14/17	COP	44,440,125	15,053	374
COP/USD	DUB	12/04/17	COP	4,481,537	1,515	3
COP/USD	BNP	01/22/18	COP	7,330,330	2,466	(33)
CZK/EUR	JPM	10/04/17	EUR	(1,895)	(2,239)	(1)
CZK/EUR	CGM	10/11/17	EUR	(3,359)	(3,972)	5
CZK/EUR	JPM	10/24/17	EUR	(7,036)	(8,324)	26
CZK/EUR	DUB	11/10/17	EUR	(9,107)	(10,785)	18
CZK/EUR	JPM	11/22/17	EUR	(13,005)	(15,412)	67
DOP/USD	CGM	01/30/18	DOP	46,633	982	27
EUR/CZK	CGM	10/11/17	CZK	(55,000)	(2,503)	(11)
EUR/USD	DUB	10/19/17	EUR	2,286	2,703	(15)
EUR/USD	GSC	10/20/17	EUR	1,526	1,805	(1)
EUR/USD	GSC	11/16/17	EUR	4,730	5,603	(98)
EUR/USD	DUB	11/17/17	EUR	7,490	8,873	(172)
EUR/USD	JPM	12/01/17	EUR	2,312	2,742	(27)
EUR/USD	JPM	12/12/17	EUR	11,770	13,965	(267)
EUR/HUF	GSC	10/30/17	HUF	(506,221)	(1,922)	43
EUR/HUF	JPM	11/02/17	HUF	(1,794,780)	(6,814)	134
EUR/HUF	DUB	11/22/17	HUF	(920,400)	(3,498)	91
EUR/HUF	JPM	11/28/17	HUF	(644,279)	(2,449)	60
EUR/HUF	BNP	12/06/17	HUF	(736,320)	(2,800)	76
EUR/PLN	GSC	10/30/17	PLN	(3,700)	(1,014)	8
EUR/PLN	JPM	11/02/17	PLN	(3,062)	(839)	7
GBP/USD	DUB	11/17/17	GBP	11,850	15,901	4
HUF/EUR	GSC	10/30/17	EUR	(959)	(1,134)	(11)
HUF/EUR	JPM	11/02/17	EUR	(1,850)	(2,190)	(52)
ILS/USD	GSC	11/09/17	ILS	57,816	16,378	251
INR/USD	CGM	11/24/17	INR	923,600	14,050	(241)
INR/USD	GSC	11/24/17	INR	891,500	13,562	(227)
INR/USD	SCB	11/24/17	INR	225,326	3,428	(55)
KRW/USD	BNP	10/23/17	KRW	3,542,200	3,093	(54)
KRW/USD	BOA	10/23/17	KRW	9,215,800	8,048	(147)
KRW/USD	CGM	01/16/18	KRW	743,782	650	(2)
KRW/USD	GSC	01/29/18	KRW	2,693,200	2,356	(17)
KZT/USD	DUB	11/03/17	KZT	603,571	1,761	(85)
KZT/USD	DUB	11/06/17	KZT	201,806	588	(27)
KZT/USD	GSC	11/06/17	KZT	393,803	1,148	(56)
KZT/USD	GSC	11/15/17	KZT	189,247	551	(6)
KZT/USD	GSC	11/17/17	KZT	391,246	1,138	(69)
KZT/USD	GSC	11/20/17	KZT	261,904	761	(44)
KZT/USD	CGM	12/13/17	KZT	136,000	393	(25)
KZT/USD	DUB	12/20/17	KZT	388,096	1,120	(58)
KZT/USD	SCB	12/29/17	KZT	180,465	520	(23)
KZT/USD	CGM	01/10/18	KZT	440,621	1,267	(56)
KZT/USD	GSC	01/29/18	KZT	123,250	353	(12)
KZT/USD	GSC	02/14/18	KZT	533,998	1,524	(46)
KZT/USD	SCB	02/16/18	KZT	183,542	524	(9)
KZT/USD	CGM	02/21/18	KZT	808,980	2,305	(47)
KZT/USD	CGM	02/28/18	KZT	1,134,901	3,229	(62)
KZT/USD	SCB	03/15/18	KZT	187,208	531	(10)
KZT/USD	SCB	03/20/18	KZT	246,030	697	(15)
KZT/USD	DUB	04/03/18	KZT	196,596	555	(29)
KZT/USD	GSC	04/20/18	KZT	601,976	1,695	(70)
KZT/USD	SCB	05/22/18	KZT	262,616	735	(20)
KZT/USD	SCB	05/23/18	KZT	131,308	367	(10)
KZT/USD	GSC	05/31/18	KZT	556,833	1,555	(112)
KZT/USD	DUB	06/01/18	KZT	163,673	457	(33)
KZT/USD	SCB	06/05/18	KZT	164,408	459	(31)
KZT/USD	SCB	06/07/18	KZT	163,918	457	(33)
KZT/USD	GSC	06/12/18	KZT	164,899	459	(31)
KZT/USD	GSC	06/13/18	KZT	164,899	459	(31)
KZT/USD	DUB	07/10/18	KZT	61,599	171	(7)
KZT/USD	DUB	08/27/18	KZT	1,289,273	3,540	(123)
MAD/USD	BNP	06/07/18	MAD	2,841	289	9
MAD/USD	SCB	06/11/18	MAD	4,145	422	17
MAD/USD	SCB	07/13/18	MAD	12,013	1,218	28
MAD/USD	SCB	07/16/18	MAD	21,736	2,202	50
NZD/USD	CGM	11/02/17	NZD	2,680	1,935	(11)
PEN/USD	CGM	11/08/17	PEN	6,464	1,978	1
PEN/USD	GSC	11/08/17	PEN	2,890	884	(4)
PEN/USD	DUB	12/06/17	PEN	2,036	622	(4)
PHP/USD	BNP	11/02/17	PHP	94,900	1,865	(6)
PHP/USD	CGM	11/02/17	PHP	122,000	2,398	(9)
PHP/USD	CGM	11/03/17	PHP	93,200	1,832	(4)
PHP/USD	JPM	11/03/17	PHP	99,400	1,953	(8)
PLN/EUR	GSC	10/30/17	EUR	(1,619)	(1,917)	(24)
PLN/EUR	JPM	11/02/17	EUR	(5,727)	(6,779)	(67)
PLN/EUR	DUB	11/22/17	EUR	(2,923)	(3,464)	(22)
PLN/EUR	JPM	11/28/17	EUR	(2,048)	(2,427)	(17)
PLN/EUR	BNP	12/06/17	EUR	(2,332)	(2,765)	(12)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
RSD/EUR	DUB	10/18/17	EUR	(827)	(979)	19
RSD/EUR	DUB	01/24/18	EUR	(3,522)	(4,190)	121
RSD/EUR	DUB	03/15/18	EUR	(1,283)	(1,530)	23
RSD/EUR	DUB	04/04/18	EUR	(1,643)	(1,962)	40
RSD/EUR	DUB	09/07/18	EUR	(1,899)	(2,290)	29
RSD/EUR	DUB	09/13/18	EUR	(1,255)	(1,514)	15
RSD/EUR	DUB	09/17/18	EUR	(627)	(757)	4
RSD/EUR	DUB	09/18/18	EUR	(627)	(757)	3
RSD/EUR	CIT	09/24/18	EUR	(644)	(778)	3
RSD/EUR	DUB	09/26/18	EUR	(620)	(749)	3
RSD/USD	DUB	10/04/17	RSD	258,627	2,565	(37)
SEK/EUR	GSC	10/18/17	EUR	(5,501)	(6,506)	(56)
SEK/EUR	GSC	10/31/17	EUR	(3,754)	(4,444)	(18)
SEK/EUR	JPM	10/31/17	EUR	(531)	(628)	(2)
SEK/EUR	GSC	11/03/17	EUR	(5,647)	(6,685)	(42)
SGD/USD	GSC	12/15/17	SGD	11,258	8,306	(30)
THB/USD	SCB	11/10/17	THB	67,000	2,010	(3)
THB/USD	JPM	11/16/17	THB	22,845	685	(4)
THB/USD	SCB	11/16/17	THB	38,165	1,145	(3)
THB/USD	DUB	03/26/18	THB	11,500	346	(1)
THB/USD	JPM	03/26/18	THB	150,944	4,536	(15)
THB/USD	JPM	03/26/18	THB	58,438	1,756	37
THB/USD	CGM	03/27/18	THB	4,000	120	—
THB/USD	DUB	03/27/18	THB	9,600	288	—
UGX/USD	CGM	10/10/17	UGX	5,118,288	1,417	62
UGX/USD	CGM	12/08/17	UGX	1,898,505	515	8
UGX/USD	CGM	01/08/18	UGX	2,634,085	707	3
UGX/USD	CGM	03/12/18	UGX	3,817,410	1,004	(19)
USD/AED	BNP	02/05/18	AED	(35,804)	(9,745)	(224)
USD/AED	BNP	02/08/18	AED	(66,790)	(18,178)	(443)
USD/AUD	CGM	11/02/17	AUD	(1,900)	(1,490)	41
USD/AUD	GSC	11/09/17	AUD	(29)	(23)	1
USD/BHD	BOA	09/19/19	BHD	(837)	(2,187)	(7)
USD/BHD	SCB	09/25/19	BHD	(587)	(1,534)	(8)
USD/CLP	SCB	11/07/17	CLP	(2,883,000)	(4,501)	(73)
USD/CNH	BNP	10/10/17	CNH	(12,261)	(1,844)	(85)
USD/CNH	JPM	10/10/17	CNH	(15,570)	(2,341)	(110)
USD/CNH	BOA	11/13/17	CNH	(4,349)	(653)	(27)
USD/COP	CIT	10/02/17	COP	(4,146,937)	(1,412)	—
USD/COP	SCB	10/02/17	COP	(2,127,063)	(724)	—
USD/COP	CIT	10/03/17	COP	(4,481,538)	(1,526)	(4)
USD/COP	DUB	10/03/17	COP	(4,481,537)	(1,526)	(4)
USD/COP	SCB	11/14/17	COP	(4,812,385)	(1,630)	(9)
USD/EUR	DUB	10/19/17	EUR	(9,232)	(10,920)	(119)
USD/EUR	GSC	10/20/17	EUR	(22,851)	(27,030)	(261)
USD/EUR	SCB	10/26/17	EUR	(15,327)	(18,137)	78
USD/EUR	SCB	10/27/17	EUR	(1,307)	(1,545)	14
USD/EUR	SCB	11/03/17	EUR	(16,330)	(19,332)	7
USD/EUR	GSC	11/09/17	EUR	(3,390)	(4,014)	(11)
USD/EUR	GSC	11/09/17	EUR	(589)	(697)	—
USD/EUR	SCB	11/09/17	EUR	(586)	(694)	(2)
USD/EUR	SCB	11/09/17	EUR	(2,205)	(2,612)	6
USD/EUR	GSC	11/16/17	EUR	(9,118)	(10,802)	(47)
USD/EUR	DUB	11/17/17	EUR	(7,490)	(8,873)	52
USD/EUR	JPM	12/01/17	EUR	(19,281)	(22,860)	43
USD/EUR	JPM	12/08/17	EUR	(10,684)	(12,672)	137
USD/EUR	JPM	12/12/17	EUR	(5,320)	(6,312)	34
USD/EUR	JPM	12/14/17	EUR	(4,864)	(5,772)	77
USD/EUR	SCB	12/14/17	EUR	(4,783)	(5,676)	75
USD/EUR	JPM	12/21/17	EUR	(6,223)	(7,388)	94
USD/EUR	SCB	12/21/17	EUR	(10,426)	(12,378)	162
USD/EUR	SCB	01/11/18	EUR	(8,436)	(10,029)	21
USD/EUR	BNP	06/07/18	EUR	(292)	(350)	(15)
USD/EUR	DUB	06/07/18	EUR	(1,753)	(2,101)	(64)
USD/EUR	SCB	06/11/18	EUR	(217)	(260)	(12)
USD/GBP	DUB	11/17/17	GBP	(12,274)	(16,470)	(638)
USD/GBP	DUB	12/12/17	GBP	(5,390)	(7,238)	(105)
USD/INR	DUB	11/24/17	INR	(169,975)	(2,586)	(11)
USD/INR	GSC	11/24/17	INR	(415,725)	(6,324)	(31)
USD/INR	JPM	11/24/17	INR	(215,200)	(3,274)	(17)
USD/INR	SCB	11/24/17	INR	(215,600)	(3,280)	(23)
USD/JPY	GSC	11/10/17	JPY	(170,108)	(1,515)	43
USD/JPY	SCB	12/22/17	JPY	(291,300)	(2,599)	9
USD/KRW	GSC	11/02/17	KRW	(4,495,300)	(3,926)	100
USD/KRW	GSC	11/03/17	KRW	(5,766,900)	(5,037)	98
USD/KRW	BNP	01/16/18	KRW	(1,236,000)	(1,081)	7
USD/KRW	SCB	01/16/18	KRW	(6,914,433)	(6,046)	(19)
USD/KRW	BNP	02/05/18	KRW	(3,280,800)	(2,870)	58
USD/NZD	DUB	10/10/17	NZD	(6,840)	(4,940)	14
USD/NZD	MSC	10/10/17	NZD	(6,795)	(4,907)	20
USD/NZD	BNP	11/02/17	NZD	(6,000)	(4,331)	164
USD/NZD	JPM	11/28/17	NZD	(18,235)	(13,156)	(27)
USD/NZD	BNP	12/11/17	NZD	(6,010)	(4,335)	36
USD/NZD	DUB	12/11/17	NZD	(6,089)	(4,392)	—
USD/NZD	GSC	12/11/17	NZD	(5,316)	(3,834)	(2)
USD/NZD	SCB	12/15/17	NZD	(11,686)	(8,428)	130
USD/OMR	BNP	08/15/18	OMR	(347)	(893)	(56)
USD/OMR	BNP	01/23/19	OMR	(1,156)	(2,947)	(151)
USD/OMR	BNP	01/24/19	OMR	(1,156)	(2,946)	(151)
USD/OMR	BNP	04/03/19	OMR	(2,773)	(7,042)	(21)
USD/OMR	BNP	05/02/19	OMR	(1,401)	(3,552)	(36)
USD/OMR	SCB	05/28/19	OMR	(723)	(1,831)	(28)
USD/OMR	SCB	06/05/19	OMR	(2,031)	(5,140)	(45)
USD/OMR	BNP	08/14/19	OMR	(2,303)	(5,806)	(157)
USD/OMR	BNP	08/21/19	OMR	(3,010)	(7,586)	(163)
USD/OMR	BNP	08/28/19	OMR	(1,966)	(4,952)	(108)
USD/SGD	GSC	03/06/18	SGD	(2,885)	(2,131)	(2)
USD/THB	JPM	11/16/17	THB	(26,859)	(806)	2
USD/THB	SCB	11/16/17	THB	(105,138)	(3,154)	9
USD/THB	DUB	12/12/17	THB	(61,130)	(1,834)	11
USD/THB	DUB	03/26/18	THB	(11,500)	(346)	(13)
USD/THB	JPM	03/26/18	THB	(209,382)	(6,292)	(239)
USD/THB	CGM	03/27/18	THB	(4,000)	(120)	(5)
USD/THB	DUB	03/27/18	THB	(9,600)	(288)	(13)
UYU/USD	CGM	04/16/18	UYU	53,381	1,831	46
UYU/USD	CGM	04/27/18	UYU	66,537	2,282	52
UYU/USD	CGM	06/15/18	UYU	53,875	1,848	63
					$(259,184)	$(3,076)

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month Emirates Interbank Offered Rate, pays quarterly	Receiving	GSC	2.50%	06/13/21	AED	4,388	$—	$(7)
3-Month Emirates Interbank Offered Rate, pays quarterly	Receiving	GSC	2.51%	06/15/21	AED	4,390	—	(7)
3-Month Emirates Interbank Offered Rate, pays quarterly	Receiving	GSC	2.52%	06/21/21	AED	4,387	—	(8)
3-Month Emirates Interbank Offered Rate, pays quarterly	Receiving	GSC	2.79%	06/27/21	AED	6,022	—	(27)
3-Month Emirates Interbank Offered Rate, pays quarterly	Receiving	GSC	2.80%	06/27/21	AED	6,022	—	(28)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month New Zealand Bank Bill Forward Rate Agreement, pays semi-annually	Paying	JPM	4.06%	06/04/23	NZD	1,890	—	104
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	BOA	3.37%	04/11/26	SAR	9,000	—	(11)
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	BOA	3.43%	05/10/26	SAR	7,148	—	(13)
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	DUB	3.03%	08/02/20	SAR	26,901	—	(116)
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	DUB	3.09%	11/12/20	SAR	43,800	—	(479)
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	DUB	2.64%	02/25/21	SAR	15,703	—	(60)
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	DUB	2.76%	03/07/21	SAR	13,086	—	(65)
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	GSC	2.16%	08/03/20	SAR	16,320	—	40
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	GSC	2.35%	08/12/20	SAR	16,235	—	17
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	GSC	2.40%	08/17/20	SAR	17,174	—	12
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	GSC	2.40%	08/17/20	SAR	18,189	—	13
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	GSC	2.46%	08/19/20	SAR	20,007	—	5
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	GSC	3.41%	08/22/20	SAR	13,898	—	(99)
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	GSC	3.41%	08/22/20	SAR	27,204	—	(194)
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	GSC	2.26%	09/17/20	SAR	29,400	—	61
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	GSC	2.34%	09/21/20	SAR	29,400	—	44
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	GSC	2.56%	11/05/20	SAR	17,790	—	(97)
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	GSC	2.65%	02/23/21	SAR	6,543	—	(25)
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	GSC	2.64%	07/27/22	SAR	11,729	—	34
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	GSC	2.61%	07/30/22	SAR	11,728	—	39
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	GSC	3.46%	05/09/26	SAR	14,229	—	(36)
3-Month Saudi Riyal Interbank Offered Rate, pays quarterly	Receiving	GSC	3.71%	06/06/26	SAR	6,210	—	(45)
3-Month Tel Aviv Interbank Offered Rate, pays quarterly	Receiving	GSC	0.73%	09/01/21	ILS	27,569	—	(76)
3-Month Tel Aviv Interbank Offered Rate, pays quarterly	Receiving	GSC	0.74%	09/02/21	ILS	24,200	—	(68)
Korean Won 3-Month Certificate of Deposit, pays quarterly	Receiving	BNP	1.31%	10/07/21	KRW	8,395,145	—	163
Korean Won 3-Month Certificate of Deposit, pays quarterly	Receiving	BNP	1.83%	01/17/27	KRW	1,116,075	—	16
Korean Won 3-Month Certificate of Deposit, pays quarterly	Receiving	BNP	1.92%	02/07/27	KRW	2,554,000	—	20
Korean Won 3-Month Certificate of Deposit, pays quarterly	Receiving	BNP	1.79%	01/17/37	KRW	1,499,000	—	65
Korean Won 3-Month Certificate of Deposit, pays quarterly	Receiving	BNP	1.85%	02/07/37	KRW	1,389,000	—	49
Korean Won 3-Month Certificate of Deposit, pays quarterly	Receiving	BNP	2.03%	07/12/37	KRW	314,000	—	3
Korean Won 3-Month Certificate of Deposit, pays quarterly	Receiving	BOA	1.31%	10/07/21	KRW	2,969,131	—	58
Korean Won 3-Month Certificate of Deposit, pays quarterly	Receiving	BOA	1.42%	10/27/21	KRW	3,664,882	—	58
Korean Won 3-Month Certificate of Deposit, pays quarterly	Receiving	CGM	1.40%	10/27/21	KRW	7,922,118	—	130
Korean Won 3-Month Certificate of Deposit, pays quarterly	Receiving	CGM	1.84%	01/17/27	KRW	1,650,925	—	23
Korean Won 3-Month Certificate of Deposit, pays quarterly	Receiving	CGM	2.03%	07/12/37	KRW	254,100	—	2

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Korean Won 3-Month Certificate of Deposit, pays quarterly	Receiving	GSC	2.03%	07/12/37	KRW	329,900	—	3
Mumbai Interbank Offered Rate, pays semi-annually	Paying	BNP	6.10%	06/23/22	INR	80,162	—	(6)
Mumbai Interbank Offered Rate, pays semi-annually	Paying	BOA	6.12%	06/14/22	INR	881,100	—	(51)
Mumbai Interbank Offered Rate, pays semi-annually	Paying	BOA	6.09%	06/15/22	INR	362,700	—	(28)
Mumbai Interbank Offered Rate, pays semi-annually	Paying	BOA	6.15%	06/29/22	INR	327,900	—	(13)
Mumbai Interbank Offered Rate, pays semi-annually	Paying	BOA	6.21%	07/10/22	INR	171,700	—	—
Mumbai Interbank Offered Rate, pays semi-annually	Paying	CGM	6.12%	06/29/22	INR	355,500	—	(22)
Mumbai Interbank Offered Rate, pays semi-annually	Paying	CGM	6.14%	06/29/22	INR	175,400	—	(9)
Mumbai Interbank Offered Rate, pays semi-annually	Paying	CGM	6.18%	06/30/22	INR	160,300	—	(3)
Mumbai Interbank Offered Rate, pays semi-annually	Paying	GSC	6.10%	06/15/22	INR	257,200	—	(18)
Mumbai Interbank Offered Rate, pays semi-annually	Paying	GSC	6.12%	06/19/22	INR	179,400	—	(11)
Mumbai Interbank Offered Rate, pays semi-annually	Paying	GSC	6.16%	06/29/22	INR	329,200	—	(12)
Mumbai Interbank Offered Rate, pays semi-annually	Paying	GSC	6.23%	07/07/22	INR	67,480	—	1
Mumbai Interbank Offered Rate, pays semi-annually	Paying	JPM	6.16%	06/21/22	INR	47,380	—	(2)
Mumbai Interbank Offered Rate, pays semi-annually	Paying	JPM	6.22%	07/06/22	INR	42,200	—	—
Mumbai Interbank Offered Rate, pays semi-annually	Paying	MSC	6.22%	07/11/22	INR	72,120	—	—
Mumbai Interbank Offered Rate, pays semi-annually	Paying	SCB	6.13%	06/19/22	INR	140,600	—	(7)
US CPURNSA, pays annually	Receiving	BOA	1.97%	06/23/27		13,660	—	186
							$—	$(497)

OTC Cross-Currency Swap Agreements

Receive Rate[7]	Pay Rate[7]	Counterparty	Expiration	Notional† Received	Notional† Delivered		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Fixed rate of 1.23%	BNP	03/31/20	4,107	KRW	(4,574,300)	$—	$107
6-Month LIBOR	Fixed rate of 1.10%	BNP	03/02/20	4,094	KRW	(4,641,500)	—	45
6-Month LIBOR	Fixed rate of 1.19%	BNP	03/08/20	3,060	KRW	(3,542,200)	—	(39)
6-Month LIBOR	Fixed rate of 1.18%	BNP	04/20/20	2,373	KRW	(2,693,200)	—	20
							$—	$133

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
Kingdom of Thailand, 7.07%, 09/30/13, pays quarterly	DUB	N/A	1.00%	06/20/18	$4,900	$(34)	$(36)	$2
Kingdom of Thailand, 7.07%, 09/30/13, pays quarterly	JPM	N/A	1.00	06/20/18	4,250	(29)	(15)	(14)
Lebanese Republic, 11.63%, 05/11/16, pays quarterly	GSC	N/A	5.00	12/20/18	245	(8)	(13)	5
Lebanese Republic, 11.63%, 05/11/16, pays quarterly	GSC	N/A	5.00	12/20/18	228	(8)	(12)	4
Lebanese Republic, 6.00%, 05/20/19, pays quarterly	BOA	N/A	1.00	06/20/22	1,110	152	152	—
Lebanese Republic, 6.00%, 05/20/19, pays quarterly	BOA	N/A	1.00	12/20/22	1,500	233	231	2

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Oman Government International Bond, 3.88%, 03/08/22, pays quarterly	BOA	N/A	1.00	06/20/22	2,769	118	135	(17)
Oman Government International Bond, 3.88%, 03/08/22, pays quarterly	BOA	N/A	1.00	12/20/22	2,216	114	125	(11)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	JPM	N/A	1.00	06/20/18	11,250	(75)	(143)	68
Republic of South Africa, 5.50%, 03/09/20, pays quarterly	JPM	N/A	1.00	06/20/23	5,680	303	522	(219)
Republic of South Africa, 5.50%, 03/09/20, pays quarterly	GSC	N/A	1.00	12/20/23	13,500	882	1,769	(887)
Republic of South Africa, 5.50%, 03/09/20, pays quarterly	BNP	N/A	1.00	12/20/25	10,484	1,146	1,875	(729)
Republic of South Africa, 5.50%, 03/09/20, pays quarterly	BNP	N/A	1.00	12/20/25	3,800	416	710	(294)
Republic of South Africa, 5.50%, 03/09/20, pays quarterly	BNP	N/A	1.00	12/20/25	3,170	347	592	(245)
Republic of South Africa, 5.50%, 03/09/20, pays quarterly	BNP	N/A	1.00	12/20/25	1,180	129	199	(70)
State of Qatar, 9.75%, 06/15/30, pays quarterly	JPM	N/A	1.00	03/20/19	900	(7)	(15)	8
State of Qatar, 9.75%, 06/15/30, pays quarterly	BNP	N/A	1.00	06/20/19	1,019	(9)	(19)	10
State of Qatar, 9.75%, 06/15/30, pays quarterly	BOA	N/A	1.00	06/20/19	1,020	(9)	(26)	17
State of Qatar, 9.75%, 06/15/30, pays quarterly	BOA	N/A	1.00	06/20/19	1,020	(8)	(24)	16
State of Qatar, 9.75%, 06/15/30, pays quarterly	CGM	N/A	1.00	06/20/19	3,830	(33)	(89)	56
State of Qatar, 9.75%, 06/15/30, pays quarterly	DUB	N/A	1.00	06/20/19	1,019	(9)	(18)	9
State of Qatar, 9.75%, 06/15/30, pays quarterly	JPM	N/A	1.00	06/20/19	970	(9)	(25)	16
State of Qatar, 9.75%, 06/15/30, pays quarterly	JPM	N/A	1.00	06/20/19	1,953	(17)	(38)	21
State of Qatar, 9.75%, 06/15/30, pays quarterly	GSC	N/A	1.00	12/20/20	1,930	(21)	30	(51)
State of Qatar, 9.75%, 06/15/30, pays quarterly	GSC	N/A	1.00	12/20/20	1,850	(19)	43	(62)
State of Qatar, 9.75%, 06/15/30, pays quarterly	GSC	N/A	1.00	12/20/20	5,400	(57)	66	(123)
State of Qatar, 9.75%, 06/15/30, pays quarterly	BNP	N/A	1.00	06/20/21	3,140	(29)	15	(44)
State of Qatar, 9.75%, 06/15/30, pays quarterly	CGM	N/A	1.00	06/20/21	270	(2)	1	(3)
State of Qatar, 9.75%, 06/15/30, pays quarterly	CGM	N/A	1.00	06/20/21	990	(9)	7	(16)
State of Qatar, 9.75%, 06/15/30, pays quarterly	CGM	N/A	1.00	06/20/21	400	(4)	3	(7)
State of Qatar, 9.75%, 06/15/30, pays quarterly	CGM	N/A	1.00	06/20/21	590	(6)	3	(9)
State of Qatar, 9.75%, 06/15/30, pays quarterly	GSC	N/A	1.00	06/20/21	920	(8)	—	(8)
State of Qatar, 9.75%, 06/15/30, pays quarterly	GSC	N/A	1.00	06/20/21	1,190	(11)	10	(21)
State of Qatar, 9.75%, 06/15/30, pays quarterly	GSC	N/A	1.00	06/20/21	530	(5)	3	(8)
State of Qatar, 9.75%, 06/15/30, pays quarterly	GSC	N/A	1.00	06/20/21	3,150	(29)	18	(47)
State of Qatar, 9.75%, 06/15/30, pays quarterly	GSC	N/A	1.00	12/20/23	2,506	16	4	12
State of Qatar, 9.75%, 06/15/30, pays quarterly	GSC	N/A	1.00	12/20/23	700	4	2	2
					$101,579	$3,405	$6,042	$(2,637)
Credit default swap agreements - sell protection[2]
Republic of Turkey, 11.88%, 01/15/30, pays quarterly	BNP	2.71%	1.00%	12/20/26	$(5,928)	$(762)	$(1,007)	$245
Republic of Turkey, 11.88%, 01/15/30, pays quarterly	BNP	1.10	1.00	09/20/20	(4,400)	(11)	(343)	332
Republic of Turkey, 11.88%, 01/15/30, pays quarterly	BNP	2.71	1.00	12/20/26	(6,175)	(794)	(1,049)	255
Republic of Turkey, 11.88%, 01/15/30, pays quarterly	BNP	1.03	1.00	06/20/20	(1,740)	(1)	(88)	87
Republic of Turkey, 11.88%, 01/15/30, pays quarterly	BNP	2.03	1.00	06/20/23	(2,236)	(119)	(128)	9
Republic of Turkey, 11.88%, 01/15/30, pays quarterly	BNP	2.03	1.00	06/20/23	(2,000)	(106)	(120)	14
Republic of Turkey, 11.88%, 01/15/30, pays quarterly	GSC	2.71	1.00	12/20/26	(2,470)	(317)	(422)	105
Republic of Turkey, 11.88%, 01/15/30, pays quarterly	GSC	2.82	1.00	12/20/27	(1,116)	(164)	(165)	1
Republic of Turkey, 11.88%, 01/15/30, pays quarterly	GSC	1.03	1.00	06/20/20	(2,220)	(1)	(94)	93
Republic of Turkey, 11.88%, 01/15/30, pays quarterly	MSC	0.47	1.00	09/20/18	(5,450)	30	(116)	146
Republic of Turkey, 11.88%, 01/15/30, pays quarterly	MSC	0.47	1.00	09/20/18	(3,580)	19	(73)	92
Republic of Turkey, 11.88%, 01/15/30, pays quarterly	MSC	0.47	1.00	09/20/18	(1,090)	6	(23)	29
Republic of Turkey, 11.88%, 01/15/30, pays quarterly	MSC	0.47	1.00	09/20/18	(1,600)	8	(34)	42

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey, 11.88%, 01/15/30, pays quarterly	MSC	0.47	1.00	09/20/18	(1,100)	6	(21)	27
					$(41,105)	$(2,206)	$(3,683)	$1,477

	OTC Non-Deliverable Bond Forward Contracts
Reference Entity	Counterparty	Expiration	Notional†		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Egypt Treasury Bill, 0.00%, 01/23/18, pays semi-annually	GSI	01/23/18	EGP	21,625	$275	$53
					$275	$53

OTC Forward Volatility Agreements
Reference Entity	Counterparty	Strike Volatility Rate	Expiration^	Notional †		Unrealized Appreciation (Depreciation)
CAD versus USD - 1 year term	BNP	8.35%	03/26/18		3,643	$(4)
CAD versus USD - 1 year term	DUB	8.63	03/28/18		7,007	(18)
CHF versus USD - 1 year term	BNP	8.35	06/19/18		3,643	14
CHF versus USD - 1 year term	DUB	8.58	06/14/18		7,007	14
EUR versus USD - 1 year term	BNP	8.55	06/20/18	EUR	3,503	(11)
EUR versus USD - 1 year term	DUB	8.63	03/22/18	EUR	7,007	(40)
						$(45)

1 If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2 If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3 Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4 The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5 The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6 If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

7 Payments delivered or received are based on the notional amount.

‡ The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees.

^ At the expiration date, the Fund will purchase from the counterparty an option straddle with a strike rate to be determined on this date.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Epoch Global Shareholder Yield Fund
COMMON STOCKS 95.5%
Australia 2.2%
Commonwealth Bank of Australia	5	$318
Sonic Health Care Ltd.	15	248
Westpac Banking Corp.	18	446
		1,012
Canada 5.2%
Agrium Inc.	3	283
BCE Inc.	18	856
Rogers Communications Inc. - Class B	11	590
Royal Bank of Canada	4	343
TELUS Corp.	9	341
		2,413
France 8.0%
AXA SA	24	717
Compagnie Generale des Etablissements Michelin	3	440
Sanofi SA	4	401
SCOR SE	8	350
Total SA	14	770
Unibail-Rodamco SE	3	632
Vinci SA	4	382
		3,692
Germany 8.5%
Allianz SE	3	594
BASF SE	5	544
Daimler AG	7	535
Deutsche Post AG	13	600
Deutsche Telekom AG	32	593
Muenchener Rueckversicherungs AG	3	720
Siemens AG	2	337
		3,923
Italy 2.6%
Snam Rete Gas SpA	102	491
Terna Rete Elettrica Nazionale SpA	123	717
		1,208
Netherlands 1.6%
Royal Dutch Shell Plc - Class A - ADR	12	753
Norway 2.0%
Orkla ASA	40	406
Statoil ASA	25	508
		914
Singapore 1.1%
Singapore Exchange Ltd.	43	235
Singapore Telecommunications Ltd.	98	267
		502
Spain 1.6%
Gas Natural SDG SA	14	306
Red Electrica Corp. SA	21	435
		741
Sweden 0.8%
Svenska Handelsbanken AB - Class A	25	384
Switzerland 4.3%
Nestle SA	5	460
Novartis AG	6	485
Roche Holding AG	2	483
Swisscom AG	1	554
		1,982
Taiwan 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8	294
United Kingdom 14.2%
AstraZeneca Plc - ADR	17	581
BAE Systems Plc	68	578
British American Tobacco Plc - ADR	5	281
British American Tobacco Plc	9	593
Diageo Plc	9	285
GlaxoSmithKline Plc	36	723
Imperial Brands Plc	19	795
National Grid Plc	53	659
	Shares/Par†	Value
Sky Plc	36	446
SSE Plc	19	356
Unilever Plc	9	495
Vodafone Group Plc	285	798
		6,590
United States of America 42.8%
AbbVie Inc.	5	466
Altria Group Inc.	10	630
Ameren Corp.	8	486
American Electric Power Co. Inc.	5	343
Arthur J Gallagher & Co.	5	287
AT&T Inc.	21	811
BlackRock Inc.	1	330
CenturyLink Inc. (a)	11	212
Cisco Systems Inc.	14	476
CME Group Inc.	2	262
Coca-Cola Co.	6	250
Dominion Energy Inc.	7	560
DowDuPont Inc.	7	492
Duke Energy Corp.	9	735
Eaton Corp. Plc	5	376
Emerson Electric Co.	6	348
Entergy Corp.	6	489
Enterprise Products Partners LP	17	439
Exxon Mobil Corp.	6	488
Intel Corp.	7	283
Iron Mountain Inc.	13	490
Johnson & Johnson	2	315
Kimberly-Clark Corp.	3	393
Lockheed Martin Corp.	1	315
Magellan Midstream Partners LP	4	281
McDonald's Corp.	2	341
Merck & Co. Inc.	5	345
MetLife Inc.	6	295
Microsoft Corp.	3	258
Occidental Petroleum Corp.	8	486
People's United Financial Inc.	16	285
PepsiCo Inc.	3	279
Pfizer Inc.	17	602
Philip Morris International Inc.	6	620
PPL Corp.	20	768
Procter & Gamble Co.	4	343
Public Storage	1	273
QUALCOMM Inc.	11	545
Regal Entertainment Group - Class A (a)	15	238
Southern Co.	7	331
Texas Instruments Inc.	5	426
United Parcel Service Inc. - Class B	4	472
Verizon Communications Inc.	16	774
WEC Energy Group Inc.	8	532
Wells Fargo & Co.	6	306
Welltower Inc.	11	757
		19,833
Total Common Stocks (cost $40,291)		44,241
SHORT TERM INVESTMENTS 4.9%
Investment Companies 4.0%
JNL Government Money Market Fund - Institutional Class, 0.89% (b) (c)	1,871	1,871
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 1.02% (b) (c)	412	412
Total Short Term Investments (cost $2,283)		2,283
Total Investments 100.4% (cost $42,574)		46,524
Other Assets and Liabilities, Net (0.4)%		(169)
Total Net Assets 100.0%		$46,355

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/FAMCO Flex Core Covered Call Fund
COMMON STOCKS 101.9%
Consumer Discretionary 7.2%
AutoZone Inc. (a) (b)	6	$3,630
CBS Corp. - Class B (b)	45	2,616
Whirlpool Corp. (b)	20	3,615
		9,861
Consumer Staples 4.9%
Mondelez International Inc. - Class A (b)	98	3,989
Walgreens Boots Alliance Inc. (b)	35	2,726
		6,715
Energy 10.6%
Chevron Corp. (b)	36	4,183
Exxon Mobil Corp. (b)	33	2,722
Halliburton Co. (b)	86	3,963
Valero Energy Corp. (b)	47	3,623
		14,491
Financials 23.6%
American Express Co. (b)	55	5,020
Bank of America Corp. (b)	253	6,414
BlackRock Inc. (b)	11	4,963
JPMorgan Chase & Co. (b)	70	6,686
Morgan Stanley (b)	118	5,674
U.S. Bancorp (b)	67	3,590
		32,347
Health Care 13.8%
Allergan Plc (b)	24	4,960
Bristol-Myers Squibb Co. (b)	51	3,270
Medtronic Plc (b)	72	5,623
Pfizer Inc. (b)	142	5,059
		18,912
Industrials 17.7%
Delta Air Lines Inc. (b)	59	2,840
	Shares/Par†	Value
General Dynamics Corp. (b)	11	2,302
General Electric Co. (b)	139	3,366
Honeywell International Inc. (b)	45	6,336
Lockheed Martin Corp. (b)	11	3,382
Union Pacific Corp. (b)	26	2,980
United Parcel Service Inc. - Class B (b)	25	2,990
		24,196
Information Technology 16.6%
Apple Inc. (b)	40	6,088
Broadcom Ltd. (b)	16	3,832
Cisco Systems Inc. (b)	101	3,397
Intel Corp. (b)	117	4,463
Oracle Corp. (b)	104	5,033
		22,813
Materials 7.5%
DowDuPont Inc. (b)	108	7,491
Nucor Corp. (b)	51	2,836
		10,327
Total Common Stocks (cost $123,731)		139,662
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	1,211	1,211
Total Short Term Investments (cost $1,211)		1,211
Total Investments 102.8% (cost $124,942)		140,873
Other Derivative Instruments (3.0)%		(4,141)
Other Assets and Liabilities, Net 0.2%		241
Total Net Assets 100.0%		$136,973

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
Allergan Plc	Call	230.00	10/20/17	234	$(5)
Allergan Plc	Call	220.00	10/20/17	8	(1)
American Express Co.	Call	89.00	10/20/17	555	(133)
Apple Inc.	Call	155.00	10/20/17	6	(1)
Apple Inc.	Call	155.00	10/20/17	389	(86)
AutoZone Inc.	Call	570.00	10/20/17	24	(73)
AutoZone Inc.	Call	570.00	10/20/17	19	(57)
AutoZone Inc.	Call	600.00	12/15/17	18	(50)
Bank of America Corp.	Call	25.50	10/20/17	1,568	(69)
Bank of America Corp.	Call	27.00	10/20/17	963	(6)
BlackRock Inc.	Call	420.00	01/19/18	107	(375)
BlackRock Inc.	Call	440.00	01/19/18	4	(9)
Bristol-Myers Squibb Co.	Call	62.50	10/20/17	18	(3)
Bristol-Myers Squibb Co.	Call	60.00	12/15/17	495	(248)
Broadcom Ltd.	Call	240.00	10/20/17	6	(4)
Broadcom Ltd.	Call	240.00	10/20/17	110	(75)
Broadcom Ltd.	Call	240.00	10/20/17	42	(29)
CBS Corp.	Call	60.00	10/20/17	15	(1)
CBS Corp.	Call	67.50	12/15/17	6	—
CBS Corp.	Call	67.50	12/15/17	430	(14)
Chevron Corp.	Call	120.00	12/15/17	12	(2)
Chevron Corp.	Call	110.00	12/15/17	344	(283)
Cisco Systems Inc.	Call	33.50	11/03/17	1,010	(49)
Delta Air Lines Inc.	Call	49.00	10/20/17	23	(2)
Delta Air Lines Inc.	Call	49.00	10/20/17	566	(49)
DowDuPont Inc.	Call	70.00	11/17/17	36	(5)
DowDuPont Inc.	Call	70.00	11/17/17	1,046	(137)
Exxon Mobil Corp.	Call	85.00	01/19/18	16	(2)
Exxon Mobil Corp.	Call	87.50	01/19/18	301	(13)
Exxon Mobil Corp.	Call	85.00	01/19/18	11	(1)
Exxon Mobil Corp.	Call	85.00	01/19/18	4	—
General Dynamics Corp.	Call	200.00	10/20/17	107	(64)
General Dynamics Corp.	Call	210.00	01/19/18	5	(3)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
General Electric Co.	Call	25.00	10/20/17	1,392	(18)
Halliburton Co.	Call	45.00	10/20/17	821	(123)
Halliburton Co.	Call	45.00	10/20/17	11	(2)
Halliburton Co.	Call	45.00	10/20/17	29	(4)
Honeywell International Inc.	Call	140.00	12/15/17	15	(7)
Honeywell International Inc.	Call	140.00	12/15/17	432	(194)
Intel Corp.	Call	37.00	11/17/17	40	(6)
Intel Corp.	Call	37.00	11/17/17	1,132	(180)
JPMorgan Chase & Co.	Call	95.00	12/15/17	74	(23)
JPMorgan Chase & Co.	Call	95.00	12/15/17	607	(185)
JPMorgan Chase & Co.	Call	95.00	12/15/17	19	(6)
Lockheed Martin Corp.	Call	300.00	10/20/17	105	(118)
Lockheed Martin Corp.	Call	310.00	10/20/17	4	(2)
Medtronic Plc	Call	80.00	10/20/17	25	(1)
Medtronic Plc	Call	83.00	10/27/17	698	(5)
Mondelez International Inc.	Call	41.00	10/20/17	32	(2)
Mondelez International Inc.	Call	41.00	10/20/17	949	(47)
Morgan Stanley	Call	48.00	10/20/17	1,131	(133)
Morgan Stanley	Call	48.00	10/20/17	47	(6)
Nucor Corp.	Call	55.00	10/20/17	20	(4)
Nucor Corp.	Call	57.50	10/20/17	486	(31)
Oracle Corp.	Call	50.00	11/17/17	35	(2)
Oracle Corp.	Call	50.00	11/17/17	1,006	(50)
Pfizer Inc.	Call	36.00	11/17/17	1,344	(73)
Pfizer Inc.	Call	36.00	11/17/17	73	(4)
Union Pacific Corp.	Call	105.00	12/15/17	257	(308)
United Parcel Service Inc.	Call	116.00	10/13/17	241	(104)
United Parcel Service Inc.	Call	118.00	11/03/17	8	(3)
US Bancorp	Call	54.00	11/03/17	19	(2)
US Bancorp	Call	55.00	11/17/17	651	(42)
Valero Energy Corp.	Call	75.00	12/15/17	10	(4)
Valero Energy Corp.	Call	70.00	12/15/17	275	(211)
Valero Energy Corp.	Call	67.50	12/15/17	186	(181)
Walgreens Boots Alliance Inc.	Call	80.00	10/20/17	15	—
Walgreens Boots Alliance Inc.	Call	82.50	10/20/17	338	(2)
Whirlpool Corp.	Call	175.00	10/20/17	189	(202)
Whirlpool Corp.	Call	175.00	10/20/17	7	(7)
					$(4,141)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 94.7%
Belgium 1.7%
Anheuser-Busch InBev NV	8	$910
Canada 6.2%
Bombardier Inc. - Class B (a)	233	422
CAE Inc.	34	593
National Bank of Canada	20	949
Suncor Energy Inc.	26	894
Toromont Industries Ltd.	10	449
		3,307
Denmark 2.5%
Carlsberg A/S - Class B	12	1,344
Finland 4.5%
Metso Oyj	8	310
Sampo Oyj - Class A	40	2,124
		2,434
France 6.9%
Faurecia	12	804
Ubisoft Entertainment SA (a)	14	983
Valeo SA	12	881
Vivendi SA	42	1,062
		3,730
Germany 1.3%
Fresenius SE & Co. KGaA	9	710
Hong Kong 2.5%
AIA Group Ltd.	184	1,363
Ireland 6.1%
Accenture Plc - Class A	8	1,024
CRH Plc	21	795
Kerry Group Plc - Class A	6	619
Medtronic Plc	11	842
		3,280
Israel 2.3%
Frutarom Industries Ltd.	5	356
Israel Discount Bank Ltd. - Class A (a)	342	864
		1,220
Italy 3.7%
Banca Mediolanum SpA	74	651
Unicredit SpA (a)	63	1,353
		2,004
Japan 17.2%
AEON Financial Service Co. Ltd. (b)	41	847
CyberAgent Inc.	23	662
Daiwa House Industry Co. Ltd.	44	1,533
Digital Garage Inc.	2	38
Don Quijote Holdings Co. Ltd.	36	1,359
Fanuc Ltd.	5	1,074
Kao Corp.	11	672
Makita Corp.	26	1,054
Shimano Inc.	4	547
Tokyo Electron Ltd.	7	1,065
Yamaha Corp.	11	403
		9,254
	Shares/Par†	Value
Luxembourg 0.7%
ArcelorMittal (a)	14	360
Netherlands 1.5%
Wolters Kluwer NV	18	817
New Zealand 1.9%
Z Energy Ltd.	194	1,031
Norway 2.6%
Europris ASA	64	309
Statoil ASA	55	1,099
		1,408
Singapore 1.6%
DBS Group Holdings Ltd.	56	863
Sweden 4.5%
Assa Abloy AB - Class B	28	631
Hexagon AB - Class B	12	610
Saab AB - Class B	12	586
Swedbank AB - Class A	21	573
		2,400
Switzerland 3.2%
Cie Financiere Richemont SA	9	816
Julius Baer Group Ltd.	15	885
		1,701
United Kingdom 23.8%
Aon Plc - Class A	7	1,007
Ashtead Group Plc	26	638
Associated British Foods Plc	8	364
British American Tobacco Plc	27	1,672
Coca-Cola European Partners Plc	26	1,079
Compass Group Plc	42	893
ConvaTec Group Plc (a)	52	191
Diageo Plc	38	1,255
Informa Plc	150	1,351
London Stock Exchange Group Plc	23	1,186
Rentokil Initial Plc	173	698
Shire Plc	26	1,340
Spire Healthcare Group Plc	120	361
Worldpay Group Plc	143	781
		12,816
Total Common Stocks (cost $43,697)		50,952
SHORT TERM INVESTMENTS 6.4%
Investment Companies 4.8%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	2,581	2,581
Securities Lending Collateral 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (d)	851	851
Total Short Term Investments (cost $3,432)		3,432
Total Investments 101.1% (cost $47,129)		54,384
Other Assets and Liabilities, Net (1.1)%		(611)
Total Net Assets 100.0%		$53,773

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
JPY/USD	SSB	10/02/17	JPY	608	$5	$—
JPY/USD	SSB	10/03/17	JPY	1,802	16	—
					$21	$—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Neuberger Berman Currency Fund
GOVERNMENT AND AGENCY OBLIGATIONS 40.6%
U.S. Government Agency Obligations 40.6%
Federal Farm Credit Bank
0.67%, 10/18/17 (a)	1,830	$1,829
1.28%, (3M US LIBOR + 0.04%), 09/04/18 (a) (b)	7,000	7,012
Federal Home Loan Bank
5.00%, 11/17/17 (a)	3,300	3,316
0.75%, 12/08/17 (a)	1,845	1,843
2.13%, 12/08/17 (a)	5,415	5,423
Federal Home Loan Mortgage Corp.
1.28%, (1M US LIBOR + 0.04%), 11/13/17 (a) (b)	4,295	4,296
1.00%, 12/15/17 (a)	3,965	3,963
1.34%, (3M US LIBOR + 0.02%), 03/08/18 (a) (b)	2,400	2,403
Federal National Mortgage Association
0.88%, 10/26/17 (a)	4,665	4,665
0.88%, 02/08/18 (a)	2,000	1,997
Total Government And Agency Obligations (cost $36,752)		36,747
SHORT TERM INVESTMENTS 54.2%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	541	541
	Shares/Par†	Value
Treasury Securities 49.2%
U.S. Treasury Bill
0.92%, 10/05/17	10,500	10,498
1.16%, 10/12/17	34,000	33,987
		44,485
U.S. Government Agency Obligations 4.4%
Federal National Mortgage Association
1.03%, 10/02/17 (a)	4,000	4,000
Total Short Term Investments (cost $49,028)		49,026
Total Investments 94.8% (cost $85,780)		85,773
Other Derivative Instruments 1.6%		1,489
Other Assets and Liabilities, Net 3.6%		3,245
Total Net Assets 100.0%		$90,507

(a) The security is a direct debt of the agency and not collateralized by mortgages.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
AUD/USD	CIT	10/25/17	AUD	16,176	$12,684	$(147)
AUD/USD	GSC	10/25/17	AUD	6,122	4,801	(37)
AUD/USD	RBC	10/25/17	AUD	9,417	7,384	(104)
AUD/USD	SGB	10/25/17	AUD	20,960	16,436	(141)
AUD/USD	SSB	10/25/17	AUD	28,915	22,675	(228)
CAD/USD	GSC	10/25/17	CAD	4,857	3,893	(28)
CAD/USD	RBC	10/25/17	CAD	4,535	3,635	(18)
CAD/USD	RBC	10/25/17	CAD	10,147	8,133	44
CAD/USD	SGB	10/25/17	CAD	109,785	88,000	121
CAD/USD	SSB	10/25/17	CAD	20,521	16,449	(53)
CAD/USD	SSB	10/25/17	CAD	50,306	40,322	355
CHF/USD	CIT	10/25/17	CHF	6,449	6,669	1
CHF/USD	GSC	10/25/17	CHF	4,272	4,420	(35)
CHF/USD	RBC	10/25/17	CHF	7,289	7,540	(76)
CHF/USD	SSB	10/25/17	CHF	95,368	98,632	(1,452)
CHF/USD	SSB	10/25/17	CHF	674	697	2
EUR/USD	CIT	10/25/17	EUR	5,774	6,832	(90)
EUR/USD	CIT	10/25/17	EUR	5,214	6,169	71
EUR/USD	GSC	10/25/17	EUR	11,840	14,010	(103)
EUR/USD	GSC	10/25/17	EUR	23,898	28,278	244
EUR/USD	RBC	10/25/17	EUR	2,741	3,243	(33)
EUR/USD	RBC	10/25/17	EUR	14,962	17,703	200
EUR/USD	SGB	10/25/17	EUR	119	141	2
EUR/USD	SSB	10/25/17	EUR	3,836	4,539	(64)
EUR/USD	SSB	10/25/17	EUR	13,522	15,999	57
GBP/USD	CIT	10/25/17	GBP	12,681	17,005	414
GBP/USD	GSC	10/25/17	GBP	8,448	11,329	280
GBP/USD	RBC	10/25/17	GBP	31,213	41,856	1,024
GBP/USD	SGB	10/25/17	GBP	6,056	8,121	198
GBP/USD	SSB	10/25/17	GBP	10,112	13,561	315
JPY/USD	CIT	10/25/17	JPY	574,259	5,109	(50)
JPY/USD	GSC	10/25/17	JPY	1,681,470	14,960	(296)
JPY/USD	RBC	10/25/17	JPY	2,424,351	21,569	(392)
JPY/USD	SSB	10/25/17	JPY	5,387,544	47,931	(878)
KRW/USD	SSB	10/25/17	KRW	8,787,986	7,675	(89)
MXN/USD	RBC	10/25/17	MXN	15,226	833	(21)
NOK/USD	GSC	10/25/17	NOK	8,342	1,048	(7)
NOK/USD	RBC	10/25/17	NOK	92,638	11,638	(196)
NOK/USD	RBC	10/25/17	NOK	62,296	7,826	10
NOK/USD	SGB	10/25/17	NOK	203,049	25,507	22
NOK/USD	SSB	10/25/17	NOK	100,383	12,609	(141)
NOK/USD	SSB	10/25/17	NOK	169,762	21,325	51
NZD/USD	GSC	10/25/17	NZD	3,079	2,223	(25)
NZD/USD	GSC	10/25/17	NZD	11,729	8,468	9
NZD/USD	RBC	10/25/17	NZD	32,078	23,159	(550)
NZD/USD	SSB	10/25/17	NZD	68,772	49,651	(1,043)
NZD/USD	SSB	10/25/17	NZD	1,697	1,225	9
SEK/USD	CIT	10/25/17	SEK	7,211	886	(20)
SEK/USD	CIT	10/25/17	SEK	23,369	2,873	15
SEK/USD	GSC	10/25/17	SEK	17,144	2,108	(11)
SEK/USD	GSC	10/25/17	SEK	59,529	7,318	40
SEK/USD	RBC	10/25/17	SEK	52,085	6,402	(114)
SEK/USD	RBC	10/25/17	SEK	261,912	32,197	201
SEK/USD	SSB	10/25/17	SEK	206,034	25,329	(247)
SEK/USD	SSB	10/25/17	SEK	14,319	1,760	3
USD/AUD	GSC	10/25/17	AUD	(23,444)	(18,384)	305
USD/AUD	RBC	10/25/17	AUD	(11,695)	(9,171)	98
USD/AUD	SSB	10/25/17	AUD	(66,089)	(51,825)	628
USD/CAD	CIT	10/25/17	CAD	(25,113)	(20,129)	(21)
USD/CAD	CIT	10/25/17	CAD	(4,598)	(3,686)	53
USD/CAD	GSC	10/25/17	CAD	(59,154)	(47,416)	(130)
USD/CAD	GSC	10/25/17	CAD	(4,505)	(3,611)	11
USD/CAD	RBC	10/25/17	CAD	(66,041)	(52,936)	(82)
USD/CAD	RBC	10/25/17	CAD	(4,087)	(3,277)	38
USD/CAD	SSB	10/25/17	CAD	(13,804)	(11,065)	(135)
USD/CAD	SSB	10/25/17	CAD	(8,845)	(7,089)	199
USD/CHF	CIT	10/25/17	CHF	(6,479)	(6,701)	99
USD/CHF	GSC	10/25/17	CHF	(6,430)	(6,651)	89
USD/CHF	RBC	10/25/17	CHF	(38,061)	(39,363)	584
USD/CHF	SGB	10/25/17	CHF	(69,273)	(71,644)	1,083
USD/CHF	SSB	10/25/17	CHF	(2,739)	(2,832)	(5)
USD/CHF	SSB	10/25/17	CHF	(10,706)	(11,071)	87
USD/EUR	RBC	10/25/17	EUR	(13,809)	(16,339)	99
USD/EUR	SSB	10/25/17	EUR	(60,635)	(71,746)	(791)
USD/EUR	SSB	10/25/17	EUR	(18,008)	(21,306)	220
USD/GBP	CIT	10/25/17	GBP	(2,991)	(4,010)	39
USD/GBP	GSC	10/25/17	GBP	(2,769)	(3,712)	(112)
USD/GBP	RBC	10/25/17	GBP	(6,763)	(9,070)	(250)
USD/GBP	RBC	10/25/17	GBP	(814)	(1,091)	8
USD/GBP	SSB	10/25/17	GBP	(47,652)	(63,901)	(1,677)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/GBP	SSB	10/25/17	GBP	(2,007)	(2,691)	10
USD/JPY	CIT	10/25/17	JPY	(815,051)	(7,251)	40
USD/JPY	GSC	10/25/17	JPY	(1,124,759)	(10,007)	231
USD/JPY	RBC	10/25/17	JPY	(283,144)	(2,519)	29
USD/JPY	SGB	10/25/17	JPY	(1,428,258)	(12,707)	123
USD/JPY	SSB	10/25/17	JPY	(4,663,358)	(41,489)	1,001
USD/KRW	GSC	10/25/17	KRW	(6,827,148)	(5,962)	138
USD/KRW	SSB	10/25/17	KRW	(1,961,803)	(1,713)	4
USD/MXN	SSB	10/25/17	MXN	(66,875)	(3,659)	21
USD/NOK	CIT	10/25/17	NOK	(17,766)	(2,232)	(1)
USD/NOK	CIT	10/25/17	NOK	(6,171)	(775)	18
USD/NOK	GSC	10/25/17	NOK	(201,408)	(25,301)	(10)
USD/NOK	GSC	10/25/17	NOK	(44,657)	(5,610)	86
USD/NOK	RBC	10/25/17	NOK	(21,222)	(2,666)	(13)
USD/NOK	RBC	10/25/17	NOK	(47,841)	(6,010)	58
USD/NOK	SSB	10/25/17	NOK	(262,715)	(33,001)	161
USD/NZD	CIT	10/25/17	NZD	(9,465)	(6,833)	173
USD/NZD	GSC	10/25/17	NZD	(2,365)	(1,707)	(4)
USD/NZD	GSC	10/25/17	NZD	(3,015)	(2,176)	27
USD/NZD	RBC	10/25/17	NZD	(9,501)	(6,860)	76
USD/NZD	SGB	10/25/17	NZD	(76,556)	(55,271)	1,514
USD/NZD	SSB	10/25/17	NZD	(16,505)	(11,915)	242
USD/SEK	GSC	10/25/17	SEK	(127,613)	(15,688)	236
USD/SEK	RBC	10/25/17	SEK	(49,248)	(6,055)	112
USD/SEK	SGB	10/25/17	SEK	(144,121)	(17,717)	(97)
USD/SEK	SSB	10/25/17	SEK	(232,543)	(28,587)	(196)
USD/SEK	SSB	10/25/17	SEK	(64,970)	(7,987)	84
USD/ZAR	SSB	10/25/17	ZAR	(14,441)	(1,063)	18
ZAR/USD	SSB	10/25/17	ZAR	14,436	1,062	(28)
					$(9,631)	$1,489

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 18.1%
Ally Auto Receivables Trust
Series 2017-A2-3, 1.53%, 02/15/19	240	$240
BMW Vehicle Lease Trust
Series 2017-A2-1, 1.64%, 11/20/18	230	230
BMW Vehicle Owner Trust
Series 2016-A2A-A, 0.99%, 03/26/18	205	205
Capital One Multi-Asset Execution Trust
Series 2014-A4-A4, 1.59%, (1M US LIBOR + 0.36%), 08/15/19 (b)	250	251
Chase Issuance Trust
Series 2016-A-A1, 1.64%, (1M US LIBOR + 0.41%), 05/15/19 (b)	250	251
Citibank Credit Card Issuance Trust
Series 2017-A1-A1, 1.48%, (1M US LIBOR + 0.25%), 01/17/19 (b)	325	326
Ford Credit Auto Owner Trust
Series 2017-A2A-A, 1.33%, 09/15/18	148	148
Honda Auto Receivables Owner Trust
Series 2017-A2-3, 1.57%, 02/19/19	130	130
Huntington Auto Trust
Series 2016-A2-1, 1.29%, 04/16/18	112	112
Nissan Auto Receivables Owner Trust
Series 2017-A2A-B, 1.56%, 05/15/20	250	250
Securitized Term Auto Receivables Trust
Series 2017-A2A-2A, 1.78%, 01/27/20 (c)	60	60
Toyota Auto Receivables Owner Trust
Series 2016-A2A-D, 1.06%, 05/15/19	78	78
Series 2017-A2A-C, 1.58%, 06/15/19	240	240
World Omni Auto Receivables Trust
Series 2017-A2A-B, 1.61%, 02/16/21	195	195
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,715)		2,716
CORPORATE BONDS AND NOTES 46.4%
Consumer Discretionary 1.8%
NBCUniversal Enterprise Inc.
1.99%, (3M US LIBOR + 0.69%), 04/15/18 (b) (c)	275	276
Consumer Staples 1.1%
Anheuser-Busch InBev Worldwide Inc.
2.00%, (3M US LIBOR + 0.69%), 08/01/18 (b)	160	161
Energy 7.7%
BP Capital Markets Plc
1.66%, (3M US LIBOR + 0.35%), 08/14/18 (b)	280	281
Chevron Corp.
1.81%, (3M US LIBOR + 0.50%), 05/16/18 (b)	385	386
Exxon Mobil Corp.
1.92%, (3M US LIBOR + 0.60%), 02/28/18 (b)	285	286
Total Capital International SA
1.88%, (3M US LIBOR + 0.57%), 08/10/18 (b)	195	196
		1,149
Financials 24.5%
American Express Credit Corp.
1.87%, (3M US LIBOR + 0.55%), 03/18/19 (b)	90	90
1.88%, (3M US LIBOR + 0.57%), 10/30/19 (b)	75	75
Bank of America Corp.
2.17%, (3M US LIBOR + 0.87%), 04/01/19 (b)	260	262
Berkshire Hathaway Finance Corp.
2.01%, (3M US LIBOR + 0.69%), 03/15/19 (b)	240	242
Citigroup Inc.
2.09%, (3M US LIBOR + 0.79%), 01/10/20 (b)	235	237
ERAC USA Finance LLC
6.38%, 10/15/17 (c)	185	185
General Electric Capital Corp.
2.01%, (3M US LIBOR + 0.71%), 04/02/18 (b)	235	236
Goldman Sachs Group Inc.
2.47%, (3M US LIBOR + 1.16%), 04/23/20 (b)	215	218
John Deere Capital Corp.
1.61%, (3M US LIBOR + 0.29%), 06/22/20 (b)	245	245
JPMorgan Chase & Co.
2.27%, (3M US LIBOR + 0.96%), 01/23/20 (b)	300	304
	Shares/Par†	Value
Moody's Corp.
1.67%, (3M US LIBOR + 0.35%), 09/04/18 (b)	155	155
Morgan Stanley
2.11%, (3M US LIBOR + 0.80%), 02/14/20 (b)	325	327
Principal Life Global Funding II
1.62%, (3M US LIBOR + 0.30%), 05/21/18 (b) (c)	160	160
Toyota Motor Credit Corp.
2.14%, (3M US LIBOR + 0.82%), 02/19/19 (b)	185	187
1.56%, (3M US LIBOR + 0.26%), 04/17/20 (b)	205	205
Wells Fargo & Co.
1.99%, (3M US LIBOR + 0.68%), 01/30/20 (b)	260	262
Westpac Banking Corp.
1.75%, (3M US LIBOR + 0.43%), 03/06/20 (b)	285	286
		3,676
Health Care 2.2%
Gilead Sciences Inc.
1.50%, (3M US LIBOR + 0.17%), 09/20/18 (b)	170	170
Johnson & Johnson
1.59%, (3M US LIBOR + 0.27%), 03/01/19 (b)	160	161
		331
Information Technology 2.8%
Apple Inc.
2.13%, (3M US LIBOR + 0.82%), 02/22/19 (b)	225	228
Hewlett Packard Enterprise Co.
2.45%, 10/05/17	62	62
QUALCOMM Inc.
1.59%, (3M US LIBOR + 0.27%), 05/18/18 (b)	65	65
1.68%, (3M US LIBOR + 0.36%), 05/20/19 (b)	65	65
		420
Telecommunication Services 3.6%
AT&T Inc.
2.23%, (3M US LIBOR + 0.93%), 06/30/20 (b)	300	304
Verizon Communications Inc.
1.86%, (3M US LIBOR + 0.55%), 05/22/20 (b)	230	231
		535
Utilities 2.7%
Duke Energy Progress LLC
1.52%, (3M US LIBOR + 0.20%), 11/20/17 (b)	280	280
Exelon Generation Co. LLC
6.20%, 10/01/17	130	130
		410
Total Corporate Bonds And Notes (cost $6,945)		6,958
SHORT TERM INVESTMENTS 28.7%
Investment Companies 19.4%
JNL Government Money Market Fund - Institutional Class, 0.89% (d) (e)	2,902	2,902
Treasury Securities 9.3%
U.S. Treasury Bill
1.16%, 10/12/17	800	800
1.02%, 12/07/17	600	599
		1,399
Total Short Term Investments (cost $4,301)		4,301
Total Investments 93.2% (cost $13,961)		13,975
Other Derivative Instruments (0.2)%		(33)
Other Assets and Liabilities, Net 7.0%		1,046
Total Net Assets 100.0%		$14,988

(a) Consolidated Schedule of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $681 and 4.5%, respectively.

(d) Investment in affiliate.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Brent Crude Oil	17	December 2017	903	$(6)	$62
Cocoa	11	December 2017	224	7	1
Coffee 'C'	4	December 2017	213	(1)	(21)
Copper	8	December 2017	580	(5)	11
Corn	61	December 2017	1,171	8	(88)
Cotton No. 2	12	December 2017	432	(3)	(21)
Feeder Cattle	4	November 2017	296	(2)	12
Gold 100 oz.	10	December 2017	1,273	(4)	12
KCBT Wheat	21	December 2017	518	(11)	(53)
Lean Hogs	15	December 2017	349	10	10
Live Cattle	6	December 2017	266	—	10
LME Aluminum	6	December 2017	317	(2)	(2)
LME Lead	9	December 2017	522	38	38
LME Nickel	8	December 2017	573	(69)	(69)
LME Zinc	7	December 2017	540	14	14
Low Sulphur Gas Oil	10	December 2017	478	(2)	56
Natural Gas	12	December 2017	382	—	—
NY Harbor ULSD	13	December 2017	888	(7)	99
Platinum	17	January 2018	860	(9)	(82)
RBOB Gasoline	14	December 2017	849	(11)	80
Silver	7	December 2017	613	(6)	(29)
Soybean	10	November 2017	461	4	23
Soybean Meal	17	December 2017	552	7	(16)
Soybean Oil	8	December 2017	158	—	(1)
Sugar #11 (World Markets)	9	March 2018	148	2	(5)
Wheat	18	December 2017	451	(6)	(47)
WTI Crude Oil	18	December 2017	927	1	9
				$(53)	$3

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Nicholas Convertible Arbitrage Fund
COMMON STOCKS 0.7%
Health Care 0.7%
Incyte Corp. (a)	12	$1,443
Total Common Stocks (cost $979)		1,443
PREFERRED STOCKS 5.3%
Health Care 2.4%
Becton Dickinson & Co. - Series A, 6.13%, 05/01/20 (b)	88	4,860
Industrials 1.6%
Rexnord Corp. - Series A, 5.75%, 11/15/19 (b)	56	3,280
Real Estate 1.3%
Crown Castle International Corp. - Series A, 6.88%, 08/01/20 (b)	3	2,669
Total Preferred Stocks (cost $10,097)		10,809
CORPORATE BONDS AND NOTES 94.7%
Consumer Discretionary 7.7%
Ctrip.com International Ltd.
1.25%, 09/15/22 (b)	4,650	5,006
Liberty Expedia Holdings Inc.
1.00%, 06/30/47 (b) (c)	2,135	2,280
Liberty Media Corp.
1.38%, 10/15/23 (b)	3,580	4,304
Marriott Vacations Worldwide Corp.
1.50%, 09/15/22 (b) (c)	555	581
Tesla Inc.
2.38%, 03/15/22 (b)	2,725	3,355
		15,526
Energy 9.8%
Cheniere Energy Inc.
4.25%, 03/15/45 (b)	3,000	2,073
Golar LNG Ltd.
2.75%, 02/15/22 (b) (c)	2,000	1,883
Nabors Industries Inc.
0.75%, 01/15/24 (b) (c)	4,000	3,252
PDC Energy Inc.
1.13%, 09/15/21 (b)	4,145	4,035
Scorpio Tankers Inc.
2.38%, 07/01/19 (b) (c)	5,595	5,012
Weatherford International Ltd.
5.88%, 07/01/21 (b)	3,250	3,562
		19,817
Financials 6.0%
Hannon Armstrong Sustainable Infrastructure Capital Inc.
4.13%, 09/01/22 (b)	1,895	1,951
IAC FinanceCo Inc.
0.88%, 10/01/22 (b) (c)	280	291
MGIC Investment Corp.
9.00%, 04/01/63 (b) (c) (d)	3,750	5,089
PRA Group Inc.
3.50%, 06/01/23 (b) (c)	5,325	4,864
		12,195
Health Care 15.9%
BioMarin Pharmaceutical Inc.
1.50%, 10/15/20 (b) (d)	4,200	5,089
Dermira Inc.
3.00%, 05/15/22 (b) (c) (d)	3,570	3,820
Flexion Therapeutics Inc.
3.38%, 05/01/24 (b) (c) (d)	1,145	1,287
Horizon Pharma Investment Ltd.
2.50%, 03/15/22 (b) (d)	5,170	4,681
Jazz Investments I Ltd.
1.88%, 08/15/21 (b) (d)	3,000	3,162
Nevro Corp.
1.75%, 06/01/21 (b)	2,650	3,153
Quidel Corp.
3.25%, 12/15/20 (b)	1,320	2,004
Repligen Corp.
2.13%, 06/01/21 (b)	2,400	3,234
	Shares/Par†	Value
Teladoc Inc.
3.00%, 12/15/22 (b) (c)	2,655	2,874
Tesaro Inc.
3.00%, 10/01/21 (b)	720	2,689
		31,993
Industrials 13.8%
Air Transport Services Group Inc.
1.13%, 10/15/24 (b) (c)	780	813
Atlas Air Worldwide Holdings Inc.
1.88%, 06/01/24 (b) (d)	3,685	4,746
Dycom Industries Inc.
0.75%, 09/15/21 (b) (d)	4,535	5,175
Echo Global Logistics Inc.
2.50%, 05/01/20 (b)	3,170	3,039
Greenbrier Cos. Inc.
2.88%, 02/01/24 (b) (c) (d)	4,690	5,262
Navistar International Corp.
4.75%, 04/15/19 (b)	4,765	5,216
Tutor Perini Corp.
2.88%, 06/15/21 (b)	3,025	3,532
		27,783
Information Technology 37.7%
Blackhawk Network Holdings Inc.
1.50%, 01/15/22 (b)	4,395	4,888
Ciena Corp.
3.75%, 10/15/18 (b)	3,250	3,950
Cypress Semiconductor Corp.
4.50%, 01/15/22 (b) (d)	3,300	4,307
Euronet Worldwide Inc.
1.50%, 10/01/44 (b) (d)	2,000	2,709
Finisar Corp.
0.50%, 12/15/36 (b) (c) (d)	5,350	5,017
HubSpot Inc.
0.25%, 06/01/22 (b) (c)	2,150	2,378
Inphi Corp.
1.13%, 12/01/20 (b)	4,120	5,016
Integrated Device Technology Inc.
0.88%, 11/15/22 (b) (d)	4,178	4,462
Knowles Corp.
3.25%, 11/01/21 (b) (d)	3,000	3,374
Lumentum Holdings Inc.
0.25%, 03/15/24 (b) (c) (d)	2,675	3,078
Microchip Technology Inc.
1.63%, 02/15/27 (b) (c)	4,110	5,003
Palo Alto Networks Inc.
0.00%, 07/01/19 (b) (e)	3,670	5,057
Proofpoint Inc.
0.75%, 06/15/20 (b)	3,940	4,936
Salesforce.com Inc.
0.25%, 04/01/18 (b)	3,450	4,836
ServiceNow Inc.
0.00%, 06/01/22 (b) (c) (e)	2,635	2,837
Square Inc.
0.38%, 03/01/22 (b) (c)	3,000	4,195
Yahoo! Inc.
0.00%, 12/01/18 (b) (e)	3,945	5,133
Zillow Group Inc.
2.00%, 12/01/21 (b) (c)	4,615	4,996
		76,172
Materials 3.8%
Allegheny Technologies Inc.
4.75%, 07/01/22 (b) (d)	2,000	3,664
Cemex SAB de CV
3.75%, 03/15/18 (b)	2,730	3,119
3.72%, 03/15/20 (b)	800	898
		7,681
Total Corporate Bonds And Notes (cost $179,500)		191,167

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
SHORT TERM INVESTMENTS 3.9%
Investment Companies 3.9%
JNL Government Money Market Fund - Institutional Class, 0.89% (f) (g)	7,866	7,866
Total Short Term Investments (cost $7,866)		7,866
Total Investments 104.6% (cost $198,442)		211,285
Total Securities Sold Short (40.8)% (proceeds $77,816)		(82,331)
Other Assets and Liabilities, Net 36.2%		73,002
Total Net Assets 100.0%		$201,956

(a) Non-income producing security.

(b) Convertible security.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $64,812 and 32.1%, respectively.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (40.8%)
COMMON STOCKS (38.7%)
Consumer Discretionary (3.0%)
Ctrip.com International Ltd. - ADR	(30)	$(1,587)
Expedia Inc.	(4)	(533)
Marriott Vacations Worldwide Corp.	(2)	(187)
Sirius XM Holdings Inc.	(350)	(1,934)
Tesla Inc.	(5)	(1,706)
		(5,947)
Energy (1.9%)
Cheniere Energy Inc.	(6)	(270)
Golar LNG Ltd.	(30)	(678)
Nabors Industries Ltd.	(55)	(447)
PDC Energy Inc.	(19)	(952)
Scorpio Tankers Inc.	(123)	(421)
Weatherford International Plc	(252)	(1,153)
		(3,921)
Financials (1.0%)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	(7)	(171)
PRA Group Inc.	(67)	(1,914)
		(2,085)
Health Care (7.3%)
Becton Dickinson & Co.	(11)	(2,068)
BioMarin Pharmaceutical Inc.	(20)	(1,868)
Dermira Inc.	(46)	(1,237)
Flexion Therapeutics Inc.	(14)	(339)
Horizon Pharma Plc	(70)	(888)
Jazz Pharmaceuticals Plc	(6)	(892)
Nevro Corp.	(18)	(1,622)
Quidel Corp.	(23)	(1,026)
Repligen Corp.	(45)	(1,722)
Teladoc Inc.	(31)	(1,028)
TESARO Inc.	(16)	(2,066)
		(14,756)
Industrials (5.6%)
Air Transport Services Group Inc.	(9)	(229)
Atlas Air Worldwide Holdings Inc.	(39)	(2,573)
Dycom Industries Inc.	(25)	(2,126)
Echo Global Logistics Inc.	(20)	(386)
Greenbrier Cos. Inc.	(43)	(2,061)
Navistar International Corp.	(15)	(665)
Rexnord Corp.	(79)	(2,003)
Tutor Perini Corp.	(45)	(1,278)
		(11,321)
Information Technology (17.1%)
Blackhawk Network Holdings Inc.	(43)	(1,897)
Ciena Corp.	(105)	(2,302)
Cypress Semiconductor Corp.	(157)	(2,357)
Euronet Worldwide Inc.	(20)	(1,858)
Finisar Corp.	(36)	(807)
HubSpot Inc.	(10)	(858)
Inphi Corp.	(62)	(2,441)
Integrated Device Technology Inc.	(66)	(1,746)
Knowles Corp.	(103)	(1,576)
Lumentum Holdings Inc.	(26)	(1,440)
Microchip Technology Inc.	(33)	(2,951)
Palo Alto Networks Inc.	(20)	(2,884)
Proofpoint Inc.	(27)	(2,329)
Salesforce.com Inc.	(42)	(3,956)
	Shares/Par†	Value
ServiceNow Inc.	(9)	(1,046)
Square Inc. - Class A	(85)	(2,449)
Zillow Group Inc. - Class C	(40)	(1,596)
		(34,493)
Materials (2.1%)
Allegheny Technologies Inc.	(118)	(2,820)
Cemex SAB de CV - ADR	(159)	(1,446)
		(4,266)
Real Estate (0.7%)
Crown Castle International Corp.	(14)	(1,400)
Total Common Stocks (proceeds $74,022)		(78,189)
INVESTMENT COMPANIES (2.1%)
Altaba Inc.	(33)	(2,199)
iShares 7-10 Year Treasury Bond Fund ETF	(18)	(1,943)
Total Investment Companies (proceeds $3,794)		(4,142)
Total Securities Sold Short (40.8%) (proceeds $77,816)		$(82,331)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/PIMCO Credit Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.1%
Air Canada Pass-Through Trust
Series 2013-A-1, 4.13%, 05/15/25 (a)	83	$88
American Airlines Pass-Through Trust
Series 2011-A-1, 5.25%, 01/31/21	31	33
Series 2015-A-1, 3.38%, 05/01/27	271	273
Series 2016-AA-2, 3.20%, 06/15/28	195	195
Series 2017-AA-2, 3.35%, 10/15/29	1,000	1,007
Series 2017-A-2, 3.60%, 10/15/29	600	603
Asset Backed Funding Corp. Trust
Series 2006-A2-OPT2, REMIC, 1.38%, (1M US LIBOR + 0.14%), 10/25/36 (b)	134	115
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2004-M1-HE6, REMIC, 2.18%, (1M US LIBOR + 0.95%), 09/25/34 (b)	56	56
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	45	42
Centex Home Equity Loan Trust
Series 2004-MV1-D, REMIC, 2.17%, (1M US LIBOR + 0.93%), 09/25/34 (b)	42	43
Citigroup Mortgage Loan Trust Inc.
Series 2007-A2B-AHL1, REMIC, 1.38%, (1M US LIBOR + 0.14%), 12/25/36 (b)	145	139
Series 2007-3A3A-10, REMIC, 3.80%, 09/25/37 (b)	33	28
Continental Airlines Inc. Pass-Through Trust
Series 2009-A-2, 7.25%, 11/10/19	46	50
Series 2012-B-2, 5.50%, 10/29/20	136	142
Countrywide Asset-Backed Certificates
Series 2004-M1-4, REMIC, 1.96%, (1M US LIBOR + 0.72%), 07/25/34 (b)	82	83
Series 2004-M1-5, REMIC, 2.09%, (1M US LIBOR + 0.86%), 08/25/34 (b)	32	32
Series 2006-1A-24, REMIC, 1.38%, (1M US LIBOR + 0.14%), 07/25/35 (b)	111	89
Series 2005-1A-AB4, REMIC, 1.48%, (1M US LIBOR + 0.24%), 03/25/36 (b)	49	40
CVS Pass-Through Trust
Series A, 7.51%, 01/10/32 (a)	57	71
Series 2013-PTC, 4.70%, 01/10/36 (a)	896	952
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-14, REMIC, 1.39%, (1M US LIBOR + 0.15%), 04/25/33 (b)	44	44
First Franklin Mortgage Loan Trust
Series 2004-M3-FF8, REMIC, 2.66%, (1M US LIBOR + 1.43%), 10/25/34 (b)	50	45
GTP Acquisition Partners I LLC
Series 2015-A-2, 3.48%, 06/16/25 (c) (d)	300	299
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 1.51%, (1M US LIBOR + 0.27%), 10/25/35 (b)	18	17
HSI Asset Securitization Corp. Trust
Series 2006-M1-OPT1, REMIC, 1.60%, (1M US LIBOR + 0.36%), 12/25/35 (b)	100	97
JPMorgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 1.51%, (1M US LIBOR + 0.27%), 07/25/36 (b)	300	280
Lehman XS Trust
Series 2005-2A4-2, REMIC, 5.17%, 08/25/35	23	23
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 1.34%, (1M US LIBOR + 0.10%), 04/25/37 (b)	14	8
Northwest Airlines Pass-Through Trust
Series 2002-G-2-1, 6.26%, 05/20/23	48	51
OMX Timber Finance Investments I LLC
Series 2014-A1, 5.42%, 01/29/20 (a)	300	317
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M2-WHQ1, REMIC, 2.23%, (1M US LIBOR + 0.99%), 09/25/34 (b)	82	82
RALI Trust
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	82	75
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	90	77
	Shares/Par†	Value
RAMP Trust
Series 2005-A2-EFC7, REMIC, 1.47%, (1M US LIBOR + 0.23%), 12/25/35 (b)	246	192
RASC Trust
Series 2006-AI3-KS9, REMIC, 1.40%, (1M US LIBOR + 0.16%), 09/25/36 (b)	200	188
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (b)	177	106
SBA Tower Trust
Series 2016-C-1, 2.88%, 07/15/21 (a)	600	606
Series 2013-D-1, REMIC, 3.60%, 04/16/18 (a)	100	100
S-Jets Ltd.
Series 2017-A-1, 3.97%, 08/15/25 (a)	497	496
Soundview Home Loan Trust
Series 2006-2A3-OPT3, REMIC, 1.41%, (1M US LIBOR + 0.17%), 06/25/36 (b)	76	74
Spirit Airlines Pass-Through Trust
Series 2015-A-1, 4.10%, 04/01/28	930	970
United Airlines Inc. Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	89	92
Series 2016-A-1, 3.45%, 07/07/28	1,000	1,011
Series 2016-A-2, 3.10%, 10/07/28	1,000	981
US Airways Pass-Through Trust
Series 2013-B-1, 5.38%, 11/15/21	126	134
Series 2013-A-1, 3.95%, 11/15/25	81	84
Virgin Australia Trust
Series 2013-1A, 5.00%, 10/23/23 (a)	50	52
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,357)		10,582
CORPORATE BONDS AND NOTES 84.2%
Consumer Discretionary 6.6%
1011778 B.C. Unlimited Liability Co.
4.25%, 05/15/24 (a)	200	201
Altice SA
7.75%, 05/15/22 (a)	200	212
Amazon.com Inc.
2.60%, 12/05/19	100	102
3.30%, 12/05/21	100	104
3.80%, 12/05/24	100	107
3.88%, 08/22/37 (a)	1,000	1,014
AMC Networks Inc.
5.00%, 04/01/24	200	206
AutoNation Inc.
6.75%, 04/15/18	300	308
Bacardi Ltd.
2.75%, 07/15/26 (a)	300	288
CBS Corp.
2.90%, 01/15/27	100	95
3.38%, 02/15/28	300	292
Cedar Fair LP
5.38%, 04/15/27 (a)	200	210
Charter Communications Operating LLC
4.46%, 07/23/22	500	528
4.91%, 07/23/25	2,275	2,435
3.75%, 02/15/28 (a)	300	293
4.20%, 03/15/28 (c) (d)	800	809
6.38%, 10/23/35	538	628
6.48%, 10/23/45	300	352
Chester Downs & Marina LLC
9.25%, 02/01/20 (a)	100	102
Comcast Corp.
3.00%, 02/01/24	800	812
3.20%, 07/15/36	2,100	1,976
4.50%, 01/15/43	500	538
4.60%, 08/15/45	400	440
3.40%, 07/15/46	1,200	1,102
Cox Communications Inc.
3.85%, 02/01/25 (a) (e)	400	407
3.50%, 08/15/27 (a)	900	885
D.R. Horton Inc.
3.63%, 02/15/18	100	100
3.75%, 03/01/19	600	610
Delphi Automotive Plc
3.15%, 11/19/20	500	512

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Discovery Communications LLC
3.45%, 03/15/25	100	99
DISH DBS Corp.
6.75%, 06/01/21	1,100	1,208
General Motors Co.
2.11%, (3M US LIBOR + 0.80%), 08/07/20 (b)	200	200
Globo Comunicacao e Participacoes SA
4.88%, 04/11/22 (a)	200	208
Hilton Worldwide Finance LLC
4.63%, 04/01/25	500	515
4.88%, 04/01/27	400	420
Home Depot Inc.
2.63%, 06/01/22	100	102
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (a)	800	804
MGM Resorts International
6.00%, 03/15/23	1,000	1,103
Newell Rubbermaid Inc.
3.85%, 04/01/23 (f)	200	210
Nissan Motor Acceptance Corp.
2.65%, 09/26/18 (c) (d)	100	101
2.19%, (3M US LIBOR + 0.89%), 01/13/22 (a) (b)	100	101
Numericable - SFR SA
7.38%, 05/01/26 (a)	900	973
Omnicom Group Inc.
3.60%, 04/15/26	100	101
PetSmart Inc.
5.88%, 06/01/25 (a)	200	174
QVC Inc.
4.38%, 03/15/23	600	624
4.45%, 02/15/25	1,000	1,017
Schaeffler Finance BV
3.25%, 05/15/25, EUR	100	127
Scientific Games International Inc.
7.00%, 01/01/22 (a)	200	212
Securitization Trust
4.50%, 04/01/27 (f)	800	801
Studio City Co. Ltd.
5.88%, 11/30/19 (a)	500	526
Tesla Inc.
5.30%, 08/15/25 (a) (e)	600	586
Thomson Reuters Corp.
3.35%, 05/15/26	700	698
Time Warner Cable Inc.
8.25%, 04/01/19	500	544
6.75%, 07/01/18 - 06/15/39	800	940
Time Warner Entertainment Co. LP
8.38%, 07/15/33	100	136
Toll Brothers Finance Corp.
4.00%, 12/31/18	150	153
Unitymedia Hessen GmbH & Co. KG
3.50%, 01/15/27, EUR	550	672
Viacom Inc.
6.25%, (3M US LIBOR + 3.90%), 02/28/57 (b)	300	302
Viking Cruises Ltd.
5.88%, 09/15/27 (c) (d)	100	100
Wynn Las Vegas LLC
4.25%, 05/30/23 (a)	1,050	1,078
5.25%, 05/15/27 (a)	200	203
Wynn Macau Ltd.
5.50%, 10/01/27 (c) (d)	2,100	2,126
		32,832
Consumer Staples 2.4%
Adecoagro SA
6.00%, 09/21/27 (c) (d) (e)	200	199
Alimentation Couche-Tard Inc.
3.55%, 07/26/27 (a)	200	202
Altria Group Inc.
9.25%, 08/06/19 (f)	12	14
BAT Capital Corp.
3.56%, 08/15/27 (a)	2,400	2,416
Constellation Brands Inc.
4.75%, 12/01/25	1,050	1,155
	Shares/Par†	Value
CVS Health Corp.
2.13%, 06/01/21	400	396
Danone SA
2.59%, 11/02/23 (a)	1,000	981
Heineken NV
3.40%, 04/01/22 (a)	400	416
JM Smucker Co.
3.00%, 03/15/22	100	102
3.50%, 03/15/25	100	102
Kellogg Co.
3.25%, 04/01/26	100	100
Kraft Heinz Foods Co.
3.50%, 07/15/22	200	207
2.13%, (3M US LIBOR + 0.82%), 08/10/22 (b)	1,400	1,402
3.00%, 06/01/26	800	767
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (a)	1,000	1,046
McCormick & Co. Inc.
3.40%, 08/15/27	100	100
Post Holdings Inc.
5.00%, 08/15/26 (a)	200	200
Smithfield Foods Inc.
2.70%, 01/31/20 (c) (d)	1,000	1,005
Sysco Corp.
2.50%, 07/15/21	200	201
Tesco Plc
6.13%, 02/24/22, GBP	200	305
Tyson Foods Inc.
4.50%, 06/15/22	50	54
3.55%, 06/02/27	400	405
Whole Foods Market Inc.
5.20%, 12/03/25	100	115
		11,890
Energy 8.6%
BG Energy Capital Plc
4.00%, 10/15/21 (a)	125	132
Blue Racer Midstream LLC
6.13%, 11/15/22 (a)	200	207
BP AMI Leasing Inc.
5.52%, 05/08/19 (c) (d)	125	132
Canadian Natural Resources Ltd.
3.85%, 06/01/27	200	202
Cenovus Energy Inc.
4.25%, 04/15/27 (a)	1,100	1,090
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	650	741
Cimarex Energy Co.
4.38%, 06/01/24	875	928
3.90%, 05/15/27	400	407
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23 (a)	1,100	1,182
Concho Resources Inc.
3.75%, 10/01/27	200	201
Cosan Ltd.
5.95%, 09/20/24 (c) (d)	300	307
Covey Park Energy LLC
7.50%, 05/15/25 (a)	100	105
Diamond Offshore Drilling Inc.
7.88%, 08/15/25 (e)	400	423
El Paso Corp.
7.25%, 06/01/18	700	724
6.50%, 09/15/20	200	222
Enable Midstream Partners LP
4.40%, 03/15/27	400	408
5.00%, 05/15/44 (g)	645	627
Enbridge Inc.
3.70%, 07/15/27	900	910
Energy Transfer Partners LP
4.65%, 06/01/21	800	850
4.20%, 04/15/27	100	101
4.90%, 03/15/35	554	544
6.63%, 10/15/36	100	114
6.05%, 06/01/41	100	108
6.50%, 02/01/42	100	114

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
5.30%, 04/15/47	600	600
EnLink Midstream Partners LP
4.85%, 07/15/26	600	630
Enterprise Products Operating LLC
3.90%, 02/15/24	100	105
3.75%, 02/15/25	400	415
3.70%, 02/15/26	900	925
3.95%, 02/15/27 (e)	500	525
5.70%, 02/15/42	100	119
4.45%, 02/15/43	700	716
4.88%, 08/16/77	500	504
EQT Corp.
3.00%, 10/01/22	600	601
3.90%, 10/01/27	1,100	1,099
EQT Midstream Partners LP
4.00%, 08/01/24	500	509
4.13%, 12/01/26	300	302
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/18 (a)	100	103
6.00%, 01/23/21 (a)	200	216
Genesis Energy LP
6.75%, 08/01/22	700	715
5.63%, 06/15/24	400	388
Greenko Dutch BV
5.25%, 07/24/24 (a)	200	204
Halliburton Co.
3.80%, 11/15/25	100	103
Hess Corp.
7.30%, 08/15/31	65	76
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	500	508
3.45%, 02/15/23	400	405
4.30%, 05/01/24	300	313
4.25%, 09/01/24	100	104
6.95%, 01/15/38	700	850
Kinder Morgan Inc.
2.59%, (3M US LIBOR + 1.28%), 01/15/23 (b)	100	100
3.15%, 01/15/23	100	101
5.30%, 12/01/34	100	104
Murphy Oil Corp.
5.75%, 08/15/25	200	206
Occidental Petroleum Corp.
4.40%, 04/15/46	550	582
Odebrecht Drilling Norbe VIII/IX Ltd.
0.00%, 06/30/22 (a) (h) (i)	214	140
ONEOK Inc.
4.00%, 07/13/27	200	202
ONEOK Partners LP
3.38%, 10/01/22	1,300	1,313
6.85%, 10/15/37	200	244
Petrofac Ltd.
3.40%, 10/10/18 (c) (d)	100	99
Petroleos Mexicanos
8.00%, 05/03/19	400	436
4.88%, 01/24/22	100	105
Pioneer Natural Resources Co.
6.88%, 05/01/18	50	51
7.50%, 01/15/20	100	111
3.45%, 01/15/21	1,400	1,444
3.95%, 07/15/22	400	421
Plains All American Pipeline LP
6.50%, 05/01/18	100	102
8.75%, 05/01/19	800	874
2.60%, 12/15/19	100	100
3.85%, 10/15/23	100	100
3.60%, 11/01/24	100	97
4.65%, 10/15/25	200	206
4.50%, 12/15/26	1,100	1,121
Pride International Inc.
7.88%, 08/15/40	150	128
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27 (a)	250	285
Regency Energy Partners LP
5.75%, 09/01/20	200	217
5.88%, 03/01/22	1,000	1,107
	Shares/Par†	Value
5.00%, 10/01/22	300	325
Rockies Express Pipeline LLC
5.63%, 04/15/20 (a)	500	527
Rosneft Finance SA
7.88%, 03/13/18	200	205
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (g)	100	108
6.25%, 03/15/22	300	337
5.63%, 04/15/23 - 03/01/25	1,425	1,575
5.75%, 05/15/24	700	780
5.88%, 06/30/26	500	559
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27 (c) (d)	1,700	1,677
Sinopec Group Overseas Development Ltd.
1.75%, 09/29/19 (a)	500	495
Southwestern Energy Co.
4.10%, 03/15/22 (e)	50	48
Statoil ASA
2.45%, 01/17/23	1,500	1,498
TC PipeLines LP
3.90%, 05/25/27	500	501
TerraForm Power Operating LLC
6.38%, 02/01/23 (a)	200	208
Transcanada Trust
5.30%, (3M US LIBOR + 3.21%), 03/15/77 (b)	1,000	1,026
Western Gas Partners LP
2.60%, 08/15/18	100	100
5.38%, 06/01/21	100	107
3.95%, 06/01/25	300	301
Williams Partners LP
3.35%, 08/15/22	300	305
		42,492
Financials 40.9%
ACE INA Holdings Inc.
3.35%, 05/03/26	1,575	1,616
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	300	307
4.25%, 07/01/20	500	523
4.63%, 10/30/20	200	213
4.50%, 05/15/21	600	634
3.95%, 02/01/22	400	416
Air Liquide Finance SA
2.25%, 09/27/23 (a)	1,900	1,848
Ally Financial Inc.
8.00%, 11/01/31	400	517
Altice Financing SA
6.63%, 02/15/23 (a)	300	318
Amcor Finance USA Inc.
3.63%, 04/28/26 (a)	400	397
American Express Credit Corp.
2.70%, 03/03/22	500	506
American Financial Group Inc.
3.50%, 08/15/26	100	100
American International Group Inc.
3.90%, 04/01/26	700	728
4.38%, 01/15/55	400	395
Banco General SA
4.13%, 08/07/27 (a)	200	200
Banco Inbursa SA
4.38%, 04/11/27 (a)	400	401
Bank of America Corp.
2.65%, 04/01/19	100	101
2.25%, 04/21/20	300	300
2.15%, 11/09/20	3,900	3,895
4.10%, 07/24/23	1,475	1,569
3.88%, 08/01/25	600	629
3.50%, 04/19/26	1,300	1,322
3.82%, (3M US LIBOR + 1.58%), 01/20/28 (b)	5,000	5,143
Bank of America NA
6.00%, 10/15/36	400	511
Bank of New York Mellon Corp.
2.30%, 09/11/19	400	403
3.00%, 02/24/25	500	502
2.80%, 05/04/26	1,800	1,765

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Barclays Bank Plc
7.63%, 11/21/22	2,400	2,763
7.75%, (USD Swap Semi 30/360 (>2-10Y) 5Y + 6.83%), 04/10/23 (b)	775	795
Barclays Plc
6.50%, (callable at 100 beginning 09/15/19), EUR (j)	200	248
2.93%, (3M US LIBOR + 1.63%), 01/10/23 (b)	900	919
4.84%, 05/09/28	1,000	1,037
BAT International Finance Plc
2.75%, 06/15/20 (a)	200	203
Berkshire Hathaway Inc.
3.13%, 03/15/26	1,000	1,011
BGC Partners Inc.
5.38%, 12/09/19 (e)	225	238
5.13%, 05/27/21	1,100	1,166
Blackstone Holdings Finance Co. LLC
5.00%, 06/15/44 (a)	300	335
BNP Paribas SA
7.37%, (callable at 100 beginning 08/19/25) (a) (j)	300	338
BOC Aviation Pte Ltd.
2.75%, 09/18/22 (c) (d) (e)	400	396
3.50%, 09/18/27 (c) (d)	500	495
BPCE SA
2.53%, (3M US LIBOR + 1.22%), 05/22/22 (a) (b)	500	506
Braskem Finance Ltd.
5.38%, 05/02/22	1,200	1,279
Brighthouse Financial Inc.
4.70%, 06/22/47 (a)	200	196
Brixmor Operating Partnership LP
3.85%, 02/01/25	250	250
Brookfield Finance LLC
4.00%, 04/01/24	500	518
Cemex Finance LLC
6.00%, 04/01/24	300	318
CIT Group Inc.
5.50%, 02/15/19 (a)	168	176
Citigroup Inc.
2.50%, (3M US LIBOR + 1.19%), 08/02/21 (b)	1,000	1,018
2.41%, (3M US LIBOR + 1.10%), 05/17/24 (b)	800	804
3.40%, 05/01/26	2,600	2,600
3.20%, 10/21/26	600	589
3.67%, (3M US LIBOR + 1.39%), 07/24/28 (b)	900	907
Citizens Bank NA
2.55%, 05/13/21	250	251
Citizens Financial Group Inc.
2.38%, 07/28/21	400	397
CME Group Inc.
3.00%, 09/15/22 - 03/15/25	1,725	1,759
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	600	600
CNPC General Capital Ltd.
1.95%, 04/16/18 (a)	500	500
Cooperatieve Rabobank U.A.
6.62%, (callable at 100 beginning 06/29/21), EUR (j)	1,400	1,864
3.75%, 07/21/26	1,000	1,012
Credit Agricole SA
2.75%, 06/10/20 (a)	300	305
2.48%, (3M US LIBOR + 1.18%), 07/01/21 (a) (b)	250	255
Credit Suisse
1.70%, 04/27/18	1,000	1,001
Credit Suisse AG
3.00%, 10/29/21	300	306
6.50%, 08/08/23	300	340
6.50%, 08/08/23 (a)	200	226
Credit Suisse Group AG
3.57%, 01/09/23 (a)	250	257
3.00%, 12/14/23 (c) (d)	1,400	1,394
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	900	933
3.75%, 03/26/25	1,050	1,069
4.55%, 04/17/26	700	749
CRH America Finance Inc.
3.40%, 05/09/27 (a)	500	502
	Shares/Par†	Value
CSN Resources SA
6.50%, 07/21/20 (a)	300	264
DAE Funding LLC
5.00%, 08/01/24 (a)	100	102
DBS Group Holdings Ltd.
2.25%, 07/16/19 (a)	200	200
1.81%, (3M US LIBOR + 0.49%), 06/08/20 (a) (b)	400	401
Depository Trust & Clearing Corp.
4.88%, (callable at 100 beginning 06/15/20) (a) (j)	250	260
Deutsche Bank AG
2.27%, (3M US LIBOR + 0.97%), 07/13/20 (b)	1,100	1,104
4.25%, 10/14/21	2,300	2,409
Diamond 1 Finance Corp.
4.42%, 06/15/21 (a)	2,300	2,412
5.45%, 06/15/23 (a)	2,125	2,324
Discover Bank
3.10%, 06/04/20	250	255
DNB Bank ASA
2.38%, 06/02/21 (a)	600	599
E*Trade Financial Corp.
5.87%, (callable at 100 beginning 09/15/26) (j)	1,000	1,061
Emerald Bay SA
5.00%, 10/18/20, EUR (c) (d) (k)	100	101
Enel Finance International NV
3.63%, 05/25/27 (a)	400	402
ERAC USA Finance LLC
2.70%, 11/01/23 (a)	2,000	1,959
Fidelity National Financial Inc.
5.50%, 09/01/22	300	329
First American Financial Corp.
4.30%, 02/01/23	650	671
4.60%, 11/15/24	200	205
Flagstar Bancorp Inc.
6.13%, 07/15/21	800	846
FMR LLC
4.95%, 02/01/33 (c) (d)	700	781
Ford Motor Credit Co. LLC
2.38%, 01/16/18	400	401
5.00%, 05/15/18	200	204
2.14%, (3M US LIBOR + 0.83%), 08/12/19 (b)	400	402
2.68%, 01/09/20	300	303
8.13%, 01/15/20	150	169
2.39%, (3M US LIBOR + 1.08%), 08/03/22 (b)	1,400	1,400
GE Capital International Funding Co.
4.42%, 11/15/35	1,900	2,067
General Motors Financial Co. Inc.
3.25%, 05/15/18	450	454
3.20%, 07/06/21	400	407
3.45%, 01/14/22	1,900	1,940
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	200	273
Global Bank Corp.
4.50%, 10/20/21 (a)	200	205
Goldman Sachs Group Inc.
6.15%, 04/01/18	200	204
6.00%, 06/15/20	200	220
3.09%, (3M US LIBOR + 1.77%), 02/25/21 (b)	300	311
5.25%, 07/27/21	500	549
2.49%, (3M US LIBOR + 1.17%), 11/15/21 (b)	600	608
5.75%, 01/24/22	100	112
2.37%, (3M US LIBOR + 1.05%), 06/05/23 (b)	1,600	1,610
3.85%, 07/08/24 - 01/26/27	3,875	3,976
3.50%, 01/23/25	700	710
3.75%, 02/25/26	1,000	1,025
HSBC Bank Plc
4.13%, 08/12/20 (a)	400	421
HSBC Bank USA NA
4.88%, 08/24/20	110	118
HSBC Holdings Plc
6.00%, (callable at 100 beginning 09/29/23), EUR (j)	1,100	1,465
3.60%, 05/25/23	800	831
4.30%, 03/08/26	725	777
3.90%, 05/25/26	600	628

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
HSBC USA Inc.
2.35%, 03/05/20	200	201
Imperial Brands Finance Plc
4.25%, 07/21/25 (a)	300	316
Imperial Tobacco Finance Plc
3.50%, 02/11/23 (a)	400	410
ING Groep NV
3.95%, 03/29/27	500	522
Intercontinental Exchange Group Inc.
4.00%, 10/15/23	400	428
Intesa Sanpaolo SpA
3.88%, 01/16/18	1,000	1,005
6.50%, 02/24/21 (a)	250	279
5.71%, 01/15/26 (a)	875	923
Jefferies Finance LLC
7.38%, 04/01/20 (a)	1,200	1,236
7.50%, 04/15/21 (a)	600	621
6.88%, 04/15/22 (a)	300	301
7.25%, 08/15/24 (a)	400	401
JPMorgan Chase & Co.
7.90%, (callable at 100 beginning 04/30/18) (j)	1,100	1,132
6.30%, 04/23/19	300	320
2.80%, (3M US LIBOR + 1.48%), 03/01/21 (b)	1,375	1,419
1.87%, (3M US LIBOR + 0.55%), 03/09/21 (b)	100	100
2.21%, (3M US LIBOR + 0.90%), 04/25/23 (b)	1,500	1,511
3.90%, 07/15/25	200	210
3.30%, 04/01/26	1,700	1,705
3.78%, (3M US LIBOR + 1.34%), 02/01/28 (b)	7,000	7,186
JPMorgan Chase Bank NA
3.22%, 03/01/25	2,500	2,535
KBC Bank NV
8.00%, (USD Swap Semi 30/360 (>2-10Y) 5Y + 7.10%), 01/25/23 (b)	600	610
Lazard Group LLC
3.75%, 02/13/25	300	306
LeasePlan Corp. NV
3.00%, 10/23/17 (a)	200	200
2.50%, 05/16/18 (a)	1,400	1,401
Legg Mason Inc.
3.95%, 07/15/24	100	102
Lloyds Bank Plc
12.00%, (callable at 100 beginning 12/16/24) (a) (j)	100	136
Lloyds Banking Group Plc
7.62%, (callable at 100 beginning 06/27/23), GBP (j) (l)	1,000	1,498
7.87%, (callable at 100 beginning 06/27/29), GBP (j) (l)	1,600	2,563
Marsh & McLennan Cos Inc.
3.50%, 03/10/25	1,200	1,241
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	1,600	1,646
Mitsubishi UFJ Financial Group Inc.
3.20%, (3M US LIBOR + 1.88%), 03/01/21 (b)	1,000	1,039
2.38%, (3M US LIBOR + 1.06%), 09/13/21 (b)	600	609
2.76%, 09/13/26	2,000	1,925
Mizuho Financial Group Inc.
2.63%, 04/12/21 (a)	700	699
2.20%, (3M US LIBOR + 0.88%), 09/11/22 (b)	800	802
Moody's Corp.
4.50%, 09/01/22	200	216
4.88%, 02/15/24	290	320
Morgan Stanley
7.30%, 05/13/19	290	314
5.75%, 01/25/21	100	110
2.75%, 05/19/22	1,100	1,103
4.00%, 07/23/25	1,000	1,054
3.88%, 01/27/26	300	311
3.63%, 01/20/27	3,700	3,746
7.25%, 04/01/32	1,000	1,364
MUFG Americas Holdings Corp.
3.00%, 02/10/25	1,000	986
NASDAQ Inc.
1.71%, (3M US LIBOR + 0.39%), 03/22/19 (b)	600	600
	Shares/Par†	Value
Nationwide Building Society
10.25%, GBP (j)	535	1,115
6.25%, 02/25/20 (a)	250	274
Navient Corp.
8.00%, 03/25/20	300	331
5.88%, 03/25/21	100	105
7.25%, 01/25/22	100	109
6.50%, 06/15/22	200	212
Nordea Bank AB
4.88%, 05/13/21 (a)	400	429
2.25%, 05/27/21 (a)	200	199
Northern Trust Corp.
4.60%, (callable at 100 beginning 10/01/26) (j)	1,000	1,025
Old Republic International Corp.
3.88%, 08/26/26	700	709
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (a)	400	416
Petrobras Global Finance BV
6.13%, 01/17/22	450	484
7.38%, 01/17/27	300	331
6.00%, 01/27/28 (a)	2,593	2,590
QBE Insurance Group Ltd.
2.40%, 05/01/18 (a)	500	501
Rabobank Nederland NV
6.88%, 03/19/20, EUR	400	549
Radian Group Inc.
7.00%, 03/15/21	157	178
RCI Banque SA
3.50%, 04/03/18 (a)	100	101
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/22 (a)	400	398
2.75%, 06/26/24 (a)	900	895
Reinsurance Group of America Inc.
3.95%, 09/15/26	600	611
RenaissanceRe Finance Inc.
3.45%, 07/01/27	100	99
Rio Oil Finance Trust
9.25%, 07/06/24 (e) (g)	435	453
9.25%, 07/06/24 (a)	181	189
9.75%, 01/06/27 (a)	197	206
Royal Bank of Scotland Group Plc
8.62%, (callable at 100 beginning 08/15/21) (j) (l)	900	996
Santander Holdings USA Inc.
2.70%, 05/24/19	400	403
3.70%, 03/28/22 (a) (e)	1,200	1,225
4.40%, 07/13/27 (a)	100	102
Santander UK Group Holdings Plc
7.38%, (callable at 100 beginning 06/24/22), GBP (j)	295	428
2.88%, 08/05/21	600	602
4.75%, 09/15/25 (a)	600	628
Santander UK Plc
5.00%, 11/07/23 (a)	300	325
Sberbank of Russia Via SB Capital SA
5.50%, 02/26/24	200	202
Shire Acquisitions Investments Ireland Ltd.
2.88%, 09/23/23	500	498
SLM Corp.
5.13%, 04/05/22	400	410
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21 (a)	600	593
3.00%, 07/15/22 (a)	800	800
Solvay Finance America LLC
3.40%, 12/03/20 (a)	600	618
4.45%, 12/03/25 (a)	300	323
Springleaf Finance Corp.
5.25%, 12/15/19	100	104
8.25%, 12/15/20	100	113
7.75%, 10/01/21	800	904
State Bank of India
3.25%, 01/24/22	700	706
State Street Corp.
3.30%, 12/16/24	250	258
Stearns Holdings LLC
9.38%, 08/15/20 (a)	500	523

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Stichting AK Rabobank Certificaten
6.50%, EUR (g) (j)	600	845
Sumitomo Mitsui Financial Group Inc.
3.00%, (3M US LIBOR + 1.68%), 03/09/21 (b)	1,200	1,242
2.06%, 07/14/21	100	98
2.45%, (3M US LIBOR + 1.14%), 10/19/21 (b)	1,300	1,319
2.08%, (3M US LIBOR + 0.78%), 07/12/22 (b)	500	501
Synchrony Financial
2.54%, (3M US LIBOR + 1.23%), 02/03/20 (b)	200	203
2.70%, 02/03/20	100	101
4.50%, 07/23/25	200	209
Tesco Property Finance 5 Plc
5.66%, 10/13/41, GBP	592	873
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (a)	300	305
4.13%, 11/01/24 (a)	500	526
Toronto-Dominion Bank
1.80%, 07/13/21	600	590
UBS AG
2.38%, 08/14/19	300	303
1.90%, (3M US LIBOR + 0.58%), 06/08/20 (a) (b)	2,100	2,108
7.63%, 08/17/22	2,403	2,837
4.75%, (USD Swap Semi 30/360 (>2-10Y) 5Y + 3.77%), 05/22/23 (b)	1,244	1,255
4.75%, 02/12/26, EUR	300	392
UBS Group AG
3.08%, (3M US LIBOR + 1.78%), 04/14/21 (a) (b)	300	310
UBS Group Funding Switzerland AG
2.27%, (3M US LIBOR + 0.95%), 08/15/23 (a) (b)	800	800
UPCB Finance VII Ltd.
3.63%, 06/15/29, EUR	200	234
US Bancorp
5.30%, (callable at 100 beginning 04/15/27) (j)	500	545
Volkswagen Group of America Finance LLC
2.13%, 05/23/19 (a)	1,000	1,000
Washington Prime Group LP
5.95%, 08/15/24	1,500	1,531
WEA Finance LLC
3.75%, 09/17/24 (a)	1,000	1,016
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (e) (j)	300	328
2.55%, 12/07/20	300	303
2.10%, 07/26/21	400	396
2.24%, (3M US LIBOR + 0.93%), 02/11/22 (b)	400	404
2.63%, 07/22/22	300	300
2.42%, (3M US LIBOR + 1.11%), 01/24/23 (b)	1,500	1,525
2.54%, (3M US LIBOR + 1.23%), 10/31/23 (b)	1,400	1,432
3.30%, 09/09/24	950	966
3.00%, 04/22/26	1,200	1,178
3.58%, (3M US LIBOR + 1.31%), 05/22/28 (b)	3,900	3,956
Wells Fargo Bank NA
2.05%, (3M US LIBOR + 0.74%), 01/22/18 (b)	1,000	1,002
5.95%, 08/26/36	100	125
Weyerhaeuser Co.
7.38%, 10/01/19 - 03/15/32	1,800	2,411
Woodside Finance Ltd.
4.60%, 05/10/21 (a)	600	637
3.65%, 03/05/25 (a)	600	602
XLIT Ltd.
4.45%, 03/31/25	400	409
ZF North America Capital Inc.
4.50%, 04/29/22 (a)	200	211
		202,819
Health Care 5.0%
Abbott Laboratories
2.90%, 11/30/21	400	407
AbbVie Inc.
2.90%, 11/06/22	100	101
3.60%, 05/14/25	975	1,004
Actavis Funding SCS
2.35%, 03/12/18	250	251
3.45%, 03/15/22	975	1,010
3.80%, 03/15/25	1,400	1,452
Amgen Inc.
4.10%, 06/15/21	355	377
	Shares/Par†	Value
3.63%, 05/22/24	300	313
2.60%, 08/19/26	700	669
AstraZeneca Plc
3.38%, 11/16/25	200	203
Baxalta Inc.
2.88%, 06/23/20	300	305
Becton Dickinson & Co.
2.35%, (3M US LIBOR + 1.03%), 06/06/22 (b)	500	502
3.73%, 12/15/24	139	143
Boston Scientific Corp.
2.65%, 10/01/18	302	304
3.38%, 05/15/22	775	797
Cardinal Health Inc.
2.40%, 11/15/19	1,000	1,007
EMD Finance LLC
3.25%, 03/19/25 (a)	200	203
Endo Finance Co.
5.75%, 01/15/22 (a)	200	176
Endo Finance LLC
6.00%, 07/15/23 (a)	200	165
Endo Finance LLC & Endo Finco Inc.
5.38%, 01/15/23 (a)	500	408
Express Scripts Holding Co.
4.50%, 02/25/26	225	241
Fresenius Medical Care US Finance II Inc.
4.75%, 10/15/24 (a)	700	761
HCA Inc.
5.25%, 06/15/26	300	323
Humana Inc.
3.85%, 10/01/24	200	210
Kinetic Concepts Inc.
7.88%, 02/15/21 (a)	100	105
Laboratory Corp. of America Holdings
3.60%, 02/01/25	200	204
Mallinckrodt International Finance SA
4.88%, 04/15/20 (a) (e)	250	249
Medtronic Inc.
3.15%, 03/15/22	1,000	1,034
3.50%, 03/15/25	250	261
Merck & Co. Inc.
2.75%, 02/10/25	300	301
Mylan NV
3.95%, 06/15/26	2,500	2,540
Stryker Corp.
3.50%, 03/15/26	850	872
Tenet Healthcare Corp.
4.63%, 07/15/24 (a)	100	99
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	300	291
Teva Pharmaceutical Finance III BV
2.20%, 07/21/21	200	192
2.80%, 07/21/23	1,400	1,335
3.15%, 10/01/26 (e)	750	692
Thermo Fisher Scientific Inc.
3.30%, 02/15/22	700	721
2.95%, 09/19/26	200	196
VRX Escrow Corp.
5.38%, 03/15/20 (a)	900	898
Zimmer Holdings Inc.
3.15%, 04/01/22	3,200	3,253
Zoetis Inc.
4.50%, 11/13/25	200	221
3.00%, 09/12/27	300	296
		25,092
Industrials 4.1%
3M Co.
2.25%, 09/19/26	4,000	3,797
A P Moller - Maersk A/S
3.88%, 09/28/25 (a)	700	698
ADT Corp.
3.50%, 07/15/22	100	100
Air Lease Corp.
2.63%, 09/04/18	400	403
2.13%, 01/15/20	1,000	998

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
3.00%, 09/15/23	300	300
Allegion US Holding Co. Inc.
3.20%, 10/01/24	400	398
3.55%, 10/01/27	100	99
Asciano Finance Ltd.
5.00%, 04/07/18 (c) (d)	900	912
Aviation Capital Group Corp.
4.63%, 01/31/18 (a)	100	101
7.13%, 10/15/20 (a)	750	849
Burlington Northern Santa Fe LLC
3.45%, 09/15/21	125	131
CD&R Waterworks Merger Sub LLC
6.13%, 08/15/25 (a)	100	103
Delta Air Lines Inc.
3.63%, 03/15/22	1,300	1,339
DP World Ltd.
6.85%, 07/02/37 (a)	800	986
Fortive Corp.
3.15%, 06/15/26	400	399
Fortune Brands Home & Security Inc.
3.00%, 06/15/20	200	203
GATX Corp.
3.25%, 09/15/26	300	295
General Electric Co.
5.25%, 12/06/17	130	131
International Lease Finance Corp.
7.13%, 09/01/18 (a)	190	199
8.25%, 12/15/20	600	702
Kansas City Southern
3.00%, 05/15/23	200	201
3.13%, 06/01/26	100	97
Lockheed Martin Corp.
3.55%, 01/15/26	300	311
Masco Corp.
5.95%, 03/15/22	650	732
4.45%, 04/01/25	600	642
Massachusetts Institute of Technology
4.68%, 07/01/14	200	227
Odebrecht Offshore Drilling Finance Ltd.
0.00%, 10/01/23 (a) (h) (i)	168	60
Owens Corning Inc.
4.20%, 12/15/22 - 12/01/24	350	370
3.40%, 08/15/26	600	593
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (a)	300	312
4.50%, 03/15/23 (a)	600	599
Penske Truck Leasing Co. LP
3.40%, 11/15/26 (a)	1,000	987
Pitney Bowes Inc.
3.63%, 09/15/20 (f)	200	201
Republic Services Inc.
4.75%, 05/15/23	300	333
Rockwell Collins Inc.
2.80%, 03/15/22	200	202
3.20%, 03/15/24	100	102
SPX FLOW Inc.
5.88%, 08/15/26 (a)	200	212
Standard Industries Inc.
5.13%, 02/15/21 (a)	200	206
5.00%, 02/15/27 (a) (e)	200	209
Verisk Analytics Inc.
4.13%, 09/12/22	100	106
Waste Management Inc.
3.13%, 03/01/25	100	101
WestJet Airlines Ltd.
3.50%, 06/16/21 (c) (d)	200	203
		20,149
Information Technology 3.4%
Activision Blizzard Inc.
6.13%, 09/15/23 (a)	700	748
3.40%, 09/15/26	200	201
Adobe Systems Inc.
3.25%, 02/01/25	350	360
	Shares/Par†	Value
Alibaba Group Holding Ltd.
3.13%, 11/28/21	300	307
3.60%, 11/28/24	300	311
Alliance Data Systems Corp.
5.88%, 11/01/21 (a)	100	104
Apple Inc.
2.85%, 05/11/24	1,100	1,113
3.20%, 05/11/27	700	713
Arrow Electronics Inc.
3.25%, 09/08/24	500	494
Baidu Inc.
3.25%, 08/06/18	300	303
3.00%, 06/30/20 (e)	400	405
Broadcom Corp.
3.63%, 01/15/24 (a)	1,500	1,541
eBay Inc.
3.60%, 06/05/27	1,600	1,590
Fidelity National Information Services Inc.
3.00%, 08/15/26	900	872
Flextronics International Ltd.
5.00%, 02/15/23	100	109
Harris Corp.
2.70%, 04/27/20	100	101
KLA-Tencor Corp.
4.65%, 11/01/24	100	108
Microsoft Corp.
3.45%, 08/08/36	1,300	1,310
Nvidia Corp.
2.20%, 09/16/21	300	298
3.20%, 09/16/26	1,000	998
NXP BV
4.13%, 06/01/21 (a)	500	523
3.88%, 09/01/22 (a)	500	522
Oracle Corp.
2.50%, 10/15/22	1,900	1,915
Tech Data Corp.
4.95%, 02/15/27 (e) (f)	200	206
Visa Inc.
3.15%, 12/14/25	400	410
VMware Inc.
3.90%, 08/21/27	1,500	1,517
		17,079
Materials 0.7%
Aleris International Inc.
9.50%, 04/01/21 (a)	100	106
Ardagh Packaging Finance Plc
4.13%, 05/15/23, EUR (a)	100	126
Bahia Sul Holdings GmbH
5.75%, 07/14/26 (a)	200	215
Boise Cascade Co.
5.63%, 09/01/24 (a) (e)	300	315
Goldcorp Inc.
3.63%, 06/09/21	100	104
Graphic Packaging International Inc.
4.75%, 04/15/21	50	53
Huntsman International LLC
4.88%, 11/15/20	100	106
International Paper Co.
4.35%, 08/15/48	700	708
PT Bukit Makmur Mandiri Utama
7.75%, 02/13/22 (a)	200	213
Reynolds Group Issuer Inc.
4.80%, (3M US LIBOR + 3.50%), 07/15/21 (a) (b)	200	204
Rock Tenn Co.
4.90%, 03/01/22	30	33
Vale Overseas Ltd.
6.25%, 08/10/26	800	910
Westlake Chemical Corp.
3.60%, 07/15/22	30	31
WestRock Co.
3.38%, 09/15/27 (a)	300	299
Yara International ASA
3.80%, 06/06/26 (a)	300	298
		3,721

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Real Estate 5.0%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20	100	101
3.90%, 06/15/23	600	624
4.50%, 07/30/29	500	528
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	1,050	1,081
American Tower Corp.
3.45%, 09/15/21	200	207
2.25%, 01/15/22	100	98
3.50%, 01/31/23	750	776
4.00%, 06/01/25	200	207
3.38%, 10/15/26	200	197
3.13%, 01/15/27	400	385
ARC Properties Operating Partnership LP
3.00%, 02/06/19	800	807
AvalonBay Communities Inc.
2.95%, 09/15/22	200	203
2.90%, 10/15/26	1,000	974
Boston Properties LP
3.65%, 02/01/26	200	204
Brixmor Operating Partnership LP
3.25%, 09/15/23	200	197
CBL & Associates LP
5.95%, 12/15/26 (e)	1,600	1,620
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25	100	102
Crown Castle International Corp.
3.40%, 02/15/21	700	720
4.88%, 04/15/22	300	326
5.25%, 01/15/23	400	443
Deutsche Annington Finance BV
3.20%, 10/02/17	100	100
Digital Realty Trust LP
4.75%, 10/01/25	100	108
Education Realty Operating Partnership LP
4.60%, 12/01/24	100	103
EPR Properties
4.50%, 04/01/25	100	102
4.75%, 12/15/26	200	207
ERP Operating LP
3.25%, 08/01/27	600	601
Essex Portfolio LP
3.50%, 04/01/25	900	907
HCP Inc.
4.00%, 12/01/22	300	315
Healthcare Trust of America Holdings LP
3.38%, 07/15/21	200	206
Hospitality Properties Trust
4.50%, 06/15/23	200	212
4.95%, 02/15/27	300	314
Host Hotels & Resorts LP
6.00%, 10/01/21	50	56
3.88%, 04/01/24	200	204
4.00%, 06/15/25	300	306
4.50%, 02/01/26	100	105
Kilroy Realty LP
4.38%, 10/01/25	300	315
Kimco Realty Corp.
3.30%, 02/01/25	3,000	2,991
2.80%, 10/01/26 (e)	700	657
Mid-America Apartments LP
3.75%, 06/15/24	100	103
3.60%, 06/01/27	1,200	1,207
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/27 (a) (e)	900	926
Omega Healthcare Investors Inc.
4.38%, 08/01/23	800	824
4.95%, 04/01/24	250	263
Physicians Realty LP
4.30%, 03/15/27	100	102
Regency Centers LP
4.40%, 02/01/47	100	100
	Shares/Par†	Value
Select Income REIT
4.25%, 05/15/24	100	101
Simon Property Group LP
3.30%, 01/15/26	45	45
SL Green Realty Corp.
4.50%, 12/01/22	100	104
Spirit Realty LP
4.45%, 09/15/26	200	199
UDR Inc.
4.63%, 01/10/22	671	716
4.00%, 10/01/25	350	364
Ventas Realty LP
3.13%, 06/15/23	800	802
Vornado Realty LP
2.50%, 06/30/19	150	151
Weyerhaeuser Co.
8.50%, 01/15/25	500	659
WP Carey Inc.
4.00%, 02/01/25	600	605
		24,880
Telecommunication Services 4.6%
AT&T Inc.
1.95%, (3M US LIBOR + 0.65%), 01/15/20 (b)	300	301
4.60%, 02/15/21	299	318
2.25%, (3M US LIBOR + 0.95%), 07/15/21 (b)	900	910
3.00%, 06/30/22	200	202
3.60%, 02/17/23	1,100	1,131
3.95%, 01/15/25	100	102
4.13%, 02/17/26	700	719
3.90%, 08/14/27	1,800	1,803
5.25%, 03/01/37	3,500	3,683
4.35%, 06/15/45	100	91
4.50%, 03/09/48	200	184
CC Holdings GS V LLC
3.85%, 04/15/23	200	210
MTN Mauritius Investments Ltd.
4.76%, 11/11/24 (a)	200	199
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	1,500	1,524
Telecom Italia SpA
7.38%, 12/15/17, GBP	100	136
5.30%, 05/30/24 (a)	500	543
Telefonica Emisiones SAU
4.10%, 03/08/27	1,100	1,137
United Group BV
4.38%, 07/01/22, EUR (a)	200	242
Verizon Communications Inc.
1.86%, (3M US LIBOR + 0.55%), 05/22/20 (b)	1,900	1,905
3.38%, 02/15/25 (a)	796	800
4.50%, 08/10/33	200	205
4.27%, 01/15/36	800	785
5.25%, 03/16/37	100	109
4.13%, 03/16/27 - 08/15/46	1,600	1,560
4.86%, 08/21/46	1,800	1,832
5.01%, 08/21/54	279	279
4.67%, 03/15/55	1,679	1,599
Virgin Media Secured Finance Plc
6.25%, 03/28/29, GBP	100	145
		22,654
Utilities 2.9%
Appalachian Power Co.
3.40%, 06/01/25	300	307
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,216
Delmarva Power & Light Co.
3.50%, 11/15/23	250	261
Duke Energy Corp.
3.05%, 08/15/22	1,200	1,224
3.75%, 04/15/24	200	209
2.65%, 09/01/26	550	526
3.15%, 08/15/27	100	99
Duke Energy Florida LLC
3.20%, 01/15/27	100	101

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Duquesne Light Holdings Inc.
5.90%, 12/01/21 (a)	50	56
3.62%, 08/01/27 (a)	1,200	1,192
Dynegy Inc.
8.00%, 01/15/25 (a)	400	414
Entergy Corp.
4.00%, 07/15/22	175	185
Entergy Louisiana LLC
3.25%, 04/01/28	500	504
Entergy Mississippi Inc.
2.85%, 06/01/28	900	872
Exelon Corp.
3.95%, 06/15/25	500	521
Exelon Generation Co. LLC
6.20%, 10/01/17	200	200
FirstEnergy Corp.
4.25%, 03/15/23 (f)	300	318
3.90%, 07/15/27	1,965	1,998
Ipalco Enterprises Inc.
3.70%, 09/01/24 (a)	100	101
MidAmerican Energy Holdings Co.
6.50%, 09/15/37	50	67
Niagara Mohawk Power Corp.
2.72%, 11/28/22 (c) (d)	100	100
Pacific Gas & Electric Co.
3.25%, 06/15/23	800	827
SGSP Australia Assets Pty Ltd.
3.25%, 07/29/26	610	601
Southern Co.
2.95%, 07/01/23	200	201
3.25%, 07/01/26	700	692
5.50%, 03/15/57	200	211
TerraForm Global Operating LLC
9.75%, 08/15/22 (a) (g)	200	223
Western Massachusetts Electric Co.
3.50%, 09/15/21	100	104
		14,330
Total Corporate Bonds And Notes (cost $410,779)		417,938
SENIOR LOAN INTERESTS 4.1%
Consumer Discretionary 1.1%
Charter Communications Operating LLC
Term Loan E, 3.24%, (3M LIBOR + 2.00%), 07/01/20 (b)	295	296
Term Loan I, 3.49%, (3M LIBOR + 2.25%), 01/15/24 (b)	296	297
Golden Entertainment Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/10/24 (b) (m)	100	99
Las Vegas Sands LLC
Term Loan B, 3.24%, (3M LIBOR + 2.00%), 03/29/24 (b)	4,765	4,783
		5,475
Energy 0.1%
Gavilan Resources LLC
2nd Lien Term Loan, 7.23%, (3M LIBOR + 6.00%), 02/24/24 (b) (c)	200	193
Limetree Bay Terminals LLC
Term Loan B, 5.23%, (3M LIBOR + 4.00%), 02/10/24 (b) (c)	100	99
Petrobras BV
Term Loan, 3.26%, (6M LIBOR + 1.83%), 06/14/19 (b) (k)	300	292
		584
Financials 0.3%
Avolon (Luxembourg) SARL
Term Loan B-2, 3.99%, (3M LIBOR + 2.75%), 01/20/22 (b)	300	301
Delos Finance SARL
Term Loan, 3.30%, (3M LIBOR + 2.00%), 10/06/23 (b)	300	302
FinCo I LLC
Term Loan B, 2.75%, (3M LIBOR + 2.75%), 06/01/22 (b)	200	202
	Shares/Par†	Value
Ineos US Finance Plc
Term Loan B, 3.25%, (3M EURIBOR + 2.50%), 03/31/24, EUR (b)	99	118
Lightstone Holdco LLC
Term Loan B, 5.74%, (3M LIBOR + 4.50%), 01/30/24 (b)	471	468
Term Loan C, 5.74%, (3M LIBOR + 4.50%), 01/30/24 (b)	29	29
		1,420
Health Care 0.4%
Endo Luxembourg Finance Co. I SARL
Term Loan B, 5.50%, (3M LIBOR + 4.25%), 04/06/24 (b)	500	504
HCA Inc.
Term Loan B-8, 3.49%, (3M LIBOR + 2.25%), 02/15/24 (b)	272	273
Nature's Bounty Co.
Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/15/24 (b) (m)	28	28
Ortho-Clinical Diagnostics SA
Term Loan B, 5.05%, (1Y LIBOR + 3.75%), 04/29/21 (b)	295	295
Parexel International Corp.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 08/11/24 (b) (m)	100	101
RPI Finance Trust
Term Loan B-6, 3.30%, (3M LIBOR + 2.00%), 03/13/23 (b)	339	340
Seattle Spinco Inc.
Term Loan B-3, 4.03%, (3M LIBOR + 2.75%), 04/19/24 (b)	26	26
Valeant Pharmaceuticals International Inc.
Term Loan B-F1, 5.99%, (3M LIBOR + 4.75%), 03/13/22 (b)	298	304
		1,871
Industrials 0.1%
Brand Energy & Infrastructure Services Inc.
Term Loan, 5.80%, (3M LIBOR + 4.25%), 06/16/24 (b)	500	502
Sequa Corp.
Term Loan B, 6.81%, (3M LIBOR + 5.50%), 11/26/21 (b)	200	201
		703
Information Technology 0.5%
Almonde Inc.
1st Lien Term Loan, 4.82%, (3M LIBOR + 3.50%), 05/03/24 (b)	300	301
Ancestry.com Operations Inc.
1st Lien Term Loan, 4.49%, (3M LIBOR + 3.25%), 10/19/23 (b)	297	299
Dell Inc.
Term Loan B, 3.74%, (3M LIBOR + 2.50%), 09/07/23 (b)	597	599
MA FinanceCo. LLC
Term Loan B-3, 3.99%, (3M LIBOR + 2.75%), 04/19/24 (b)	174	174
McAfee LLC
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 09/30/24 (b) (m)	100	100
MH Sub I LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/16/24 (b) (m)	600	596
Tempo Acquisition LLC
Term Loan, 4.24%, (3M LIBOR + 3.00%), 04/20/24 (b)	200	200
		2,269
Materials 0.1%
CPG International Inc.
Term Loan, 5.05%, (3M LIBOR + 3.75%), 05/03/24 (b)	395	398
Telecommunication Services 0.2%
CenturyLink Inc.
Term Loan B, 2.75%, (3M LIBOR + 2.75%), 01/31/25 (b)	1,300	1,259

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Utilities 1.3%
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 4.23%, (3M LIBOR + 3.25%), 06/23/18 (b)	2,500	2,512
DIP Term Loan, 4.24%, (3M LIBOR + 3.00%), 06/23/18 (b)	3,932	3,950
Vistra Operations Co. LLC
Term Loan B-2, 3.98%, (3M LIBOR + 2.75%), 12/12/23 (b)	99	100
		6,562
Total Senior Loan Interests (cost $20,502)		20,541
GOVERNMENT AND AGENCY OBLIGATIONS 22.1%
Mortgage-Backed Securities 1.6%
Federal National Mortgage Association
3.00%, 07/01/43 - 08/01/43	649	655
TBA, 3.00%, 11/15/47 (n)	2,400	2,402
TBA, 3.50%, 12/15/47 (n)	4,900	5,031
		8,088
Municipal 0.1%
California Earthquake Authority
2.81%, 07/01/19	168	169
Sovereign 2.4%
Argentina Republic Government International Bond
7.50%, 04/22/26	1,150	1,293
6.88%, 01/26/27 (e)	1,800	1,944
Brazil Letras do Tesouro Nacional
0.00%, 01/01/18, BRL (o)	5,100	1,582
Hellenic Republic Government Bond
3.00%, 02/24/36, EUR (g)	75	63
Indonesia Government International Bond
2.88%, 07/08/21, EUR (a)	100	127
Israel Electric Corp. Ltd.
5.63%, 06/21/18	200	204
7.25%, 01/15/19 (a)	200	212
Kuwait International Government Bond
3.50%, 03/20/27 (a)	1,300	1,334
Petroleos Mexicanos
5.13%, 03/15/23, EUR	700	948
Poland Government Bond
3.25%, 07/25/25, PLN	400	110
2.50%, 07/25/26, PLN	2,300	592
Republic of South Africa
10.50%, 12/21/26, ZAR	7,100	588
Saudi Arabia Government International Bond
3.25%, 10/26/26	1,500	1,484
3.63%, 03/04/28 (a)	1,000	986
Slovenia Government International Bond
4.13%, 02/18/19 (a)	200	206
		11,673
Treasury Inflation Indexed Securities 0.8%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/21, EUR (p)	548	717
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (p)	3,344	3,301
		4,018
U.S. Treasury Securities 17.2%
U.S. Treasury Bond
3.50%, 02/15/39	914	1,032
Principal Only, 0.00%, 08/15/44 - 05/15/45 (o)	3,850	1,721
2.50%, 02/15/45 - 05/15/46 (n)	19,332	17,978
2.25%, 08/15/46	3,385	2,974
2.88%, 11/15/46	182	183
3.00%, 05/15/47 (n)	8,140	8,370
U.S. Treasury Note
1.13%, 02/28/21 (n) (q)	8,900	8,723
1.25%, 03/31/21 (q)	2,000	1,967
2.13%, 12/31/22 (n)	15,900	16,009
1.75%, 01/31/23 (n)	2,116	2,090
2.13%, 05/15/25	2,940	2,920
1.50%, 08/15/26 (q)	416	389
2.38%, 05/15/27 (n)	7,318	7,345
	Shares/Par†	Value
2.25%, 08/15/27 (n)	13,899	13,797
		85,498
Total Government And Agency Obligations (cost $110,102)		109,446
TRUST PREFERRED 0.0%
Utilities 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (j)	—	11
Total Trust Preferreds (cost $10)		11
PREFERRED STOCKS 0.1%
Financials 0.1%
CoBank ACB, 6.20%, (callable at 100 beginning 01/01/25) (c) (d) (j)	3	324
Real Estate 0.0%
Vereit Inc., 6.70%, (callable at 25 beginning 01/03/19) (j)	2	44
Total Preferred Stocks (cost $338)		368
SHORT TERM INVESTMENTS 2.2%
Certificates of Deposit 0.1%
Barclays Bank Plc
1.78%, (3M US LIBOR + 0.46%), 03/16/18 (b)	300	300
Securities Lending Collateral 1.4%
Securities Lending Cash Collateral Fund LLC, 1.02% (r) (s)	7,214	7,214
Treasury Securities 0.1%
Argentina Treasury Bill
0.00%, 10/27/17	400	399
U.S. Government Agency Obligations 0.6%
Federal Home Loan Bank
1.00%, 11/02/17 (t)	2,900	2,897
Total Short Term Investments (cost $10,810)		10,810
Total Investments 114.8% (cost $562,898)		569,696
Total Purchased Options 0.0% (cost $373)		133
Other Derivative Instruments (0.1)%		(716)
Other Assets and Liabilities, Net (14.7)%		(72,672)
Total Net Assets 100.0%		$496,441

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $86,483 and 17.4%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) All or portion of the security was on loan.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(h) Non-income producing security.

(i) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(j) Perpetual security.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Convertible security.

(m) This variable rate senior loan will settle after September 30, 2017. The reference rate and spread presented will go into effect upon settlement.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

(n) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2017, the total payable for investments purchased on a delayed delivery basis was $82,605.

(o) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(p) Treasury inflation indexed note, par amount is adjusted for inflation.

(q) All or a portion of the security is pledged or segregated as collateral.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

(t) The security is a direct debt of the agency and not collateralized by mortgages.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Adecoagro SA, 6.00%, 09/21/27	09/15/17	$200	$199	—%
Asciano Finance Ltd., 5.00%, 04/07/18	08/25/16	911	912	0.2
BOC Aviation Pte Ltd., 2.75%, 09/18/22	09/12/17	398	396	0.1
BOC Aviation Pte Ltd., 3.50%, 09/18/27	09/12/17	499	495	0.1
BP AMI Leasing Inc., 5.52%, 05/08/19	09/25/12	131	132	—
Charter Communications Operating LLC, 4.20%, 03/15/28	09/12/17	798	809	0.2
CoBank ACB, 6.20%, callable at 100 beginning 01/01/25	11/20/14	301	324	0.1
Cosan Ltd., 5.95%, 09/20/24	09/14/17	300	307	0.1
Credit Suisse Group AG, 3.00%, 12/14/23	09/12/17	1,400	1,394	0.3
Emerald Bay SA, 5.00%, 10/18/20	09/21/17	101	101	—
FMR LLC, 4.95%, 02/01/33	02/09/15	785	781	0.2
GTP Acquisition Partners I LLC, Series 2015-A-2, 3.48%, 06/16/25	05/21/15	300	299	0.1
Niagara Mohawk Power Corp., 2.72%, 11/28/22	11/21/12	100	100	—
Nissan Motor Acceptance Corp., 2.65%, 09/26/18	02/27/14	100	101	—
Petrofac Ltd., 3.40%, 10/10/18	10/04/13	100	99	—
Sinopec Group Overseas Development 2017 Ltd., 3.25%, 09/13/27	09/04/17	1,692	1,677	0.3
Smithfield Foods Inc., 2.70%, 01/31/20	01/26/17	1,000	1,005	0.2
Viking Cruises Ltd., 5.88%, 09/15/27	09/14/17	100	100	—
WestJet Airlines Ltd., 3.50%, 06/16/21	06/14/16	200	203	—
Wynn Macau Ltd., 5.50%, 10/01/27	09/14/17	2,100	2,126	0.4
		$11,516	$11,560	2.3%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
90-Day Eurodollar	(45)	March 2019		(11,002)	$4	$(34)
90-Day Eurodollar	(12)	September 2019		(2,948)	1	7
90-Day Eurodollar	(9)	December 2019		(2,209)	1	5
Euro-Bund	(11)	December 2017	EUR	(1,789)	(3)	21
U.S. Treasury Note, 2-Year	(37)	January 2018		(8,005)	5	24
					$8	$23

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR, pays quarterly	Receiving	1.75%	12/21/26		6,800	$8	$(31)
3-Month LIBOR, pays quarterly	Receiving	1.50%	06/21/27		6,900	8	(127)
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	1.00%	09/20/24	JPY	127,500	—	(44)
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	0.45%	03/20/29	JPY	570,000	(3)	(14)
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	0.42%	03/25/29	JPY	60,000	—	(1)
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	1.25%	06/17/35	JPY	20,000	—	(2)
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	1.50%	12/21/45	JPY	50,000	(1)	68
6-Month Euribor, pays semi-annually	Receiving	1.00%	03/21/28	EUR	3,500	(7)	27
6-Month Euribor, pays semi-annually	Receiving	1.50%	03/21/48	EUR	500	(2)	31
6-Month GBP LIBOR, pays semi-annually	Receiving	1.50%	03/21/28	GBP	7,900	(16)	264
6-Month GBP LIBOR, pays semi-annually	Receiving	1.75%	03/21/48	GBP	200	(1)	6
6-Month GBP LIBOR, pays semi-annually	Paying	1.00%	03/21/23	GBP	300	—	(7)
Brazil Interbank Deposit Rate, pays annually	Paying	9.95%	01/02/25	BRL	600	—	3
Brazil Interbank Deposit Rate, pays annually	Paying	9.97%	01/02/25	BRL	2,800	2	16
Brazil Interbank Deposit Rate, pays annually	Paying	10.02%	01/02/25	BRL	5,400	4	35
Brazil Interbank Deposit Rate, pays annually	Paying	10.07%	01/02/25	BRL	5,600	4	39
Brazil Interbank Deposit Rate, pays annually	Paying	10.30%	01/02/25	BRL	9,000	6	57
Mexican Interbank Rate, pays monthly	Paying	5.61%	07/07/21	MXN	14,100	—	(26)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Mexican Interbank Rate, pays monthly	Paying	5.84%	09/14/21	MXN	1,600	—	(2)
Mexican Interbank Rate, pays monthly	Paying	5.81%	09/29/21	MXN	1,300	—	(5)
Mexican Interbank Rate, pays monthly	Paying	5.75%	09/30/21	MXN	1,600	—	(6)
Mexican Interbank Rate, pays monthly	Paying	5.63%	10/11/21	MXN	13,000	—	(22)
Mexican Interbank Rate, pays monthly	Paying	5.74%	04/24/23	MXN	23,100	1	(53)
Mexican Interbank Rate, pays monthly	Paying	5.74%	04/25/23	MXN	10,300	—	(24)
Mexican Interbank Rate, pays monthly	Paying	5.93%	08/04/23	MXN	22,000	1	(43)
Mexican Interbank Rate, pays monthly	Paying	5.94%	08/04/23	MXN	22,000	1	(43)
Mexican Interbank Rate, pays monthly	Paying	6.08%	03/10/26	MXN	14,600	—	41
Mexican Interbank Rate, pays monthly	Paying	7.38%	11/04/26	MXN	7,200	—	18
Mexican Interbank Rate, pays monthly	Paying	7.74%	02/22/27	MXN	2,300	—	7
Mexican Interbank Rate, pays monthly	Paying	7.73%	02/25/27	MXN	23,200	—	41
Mexican Interbank Rate, pays monthly	Paying	6.19%	01/03/35	MXN	4,000	—	(28)
Mexican Interbank Rate, pays monthly	Paying	7.38%	08/14/37	MXN	37,300	1	(3)
Mexican Interbank Rate, pays monthly	Paying	7.36%	08/21/37	MXN	25,000	—	(3)
						$6	$169

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
Darden Restaurants Inc., 6.80%, 10/15/37, pays quarterly	1.00%	06/20/20	200	$(4)	$—	$(1)
iTraxx Europe Series 28, pays quarterly	1.00	12/20/22	5,000	(132)	(4)	(1)
				$(136)	$(4)	$(2)
Credit default swap agreements - sell protection[2]
Airbus Group NV, 5.50%, 09/25/18, pays quarterly	1.00%	12/20/17	(500)	$1	$—	$(2)
Anadarko Petroleum Corp., 6.95%, 06/15/19, pays quarterly	1.00	06/20/21	(100)	1	—	4
Anadarko Petroleum Corp., 6.95%, 06/15/19, pays quarterly	1.00	12/20/21	(400)	1	—	20
Anadarko Petroleum Corp., 6.95%, 06/15/19, pays quarterly	1.00	06/20/22	(700)	(3)	—	10
Anheuser-Busch InBev NV, 2.25%, 09/24/20, pays quarterly	1.00	12/20/17	(600)	1	—	(2)
Berkshire Hathaway Inc., 1.55%, 02/09/18, pays quarterly	1.00	06/20/21	(500)	11	—	5
Berkshire Hathaway Inc., 1.55%, 02/09/18, pays quarterly	1.00	12/20/21	(2,700)	59	—	40
Berkshire Hathaway Inc., 1.55%, 02/09/18, pays quarterly	1.00	06/20/22	(1,000)	21	—	3
Berkshire Hathaway Inc., 1.55%, 02/09/18, pays quarterly	1.00	12/20/22	(900)	17	—	1
Berkshire Hathaway Inc., 1.90%, 01/31/17, pays quarterly	1.00	12/20/20	(200)	4	—	8
Canadian Natural Resources Ltd., 3.45%, 11/15/21, pays quarterly	1.00	06/20/22	(200)	2	—	4
CDX.NA.IG.27, pays quarterly	1.00	12/20/21	(800)	18	—	6
CDX.NA.IG.28, pays quarterly	1.00	06/20/22	(23,800)	504	10	83
D.R. Horton Inc., 3.63%, 02/15/18, pays quarterly	1.00	03/20/21	(100)	2	—	2
Deutsche Bank, 5.13%, 08/31/17, pays quarterly	1.00	12/20/17	(200)	—	—	(1)
Enbridge Inc., 3.50%, 06/10/24, pays quarterly	1.00	12/20/21	(100)	2	—	6
Enbridge Inc., 3.50%, 06/10/24, pays quarterly	1.00	06/20/22	(50)	1	—	1
EnCana Corp., 6.50%, 05/15/19, pays quarterly	1.00	03/20/18	(100)	—	—	—
Ford Motor Co., 6.50%, 08/01/18, pays quarterly	5.00	12/20/21	(1,100)	192	1	26
Ford Motor Credit Co. LLC, 5.00%, 05/15/18, pays quarterly	5.00	06/20/21	(400)	64	—	1
Ford Motor Credit Co. LLC, 5.00%, 05/15/18, pays quarterly	5.00	06/20/22	(100)	19	—	1
General Motors Co., 3.50%, 10/02/18, pays quarterly	5.00	06/20/22	(600)	111	—	8
Goldman Sachs Group Inc., 5.95%, 01/18/18, pays quarterly	1.00	12/20/20	(800)	15	—	3
Goldman Sachs Group Inc., 5.95%, 01/18/18, pays quarterly	1.00	06/20/21	(1,700)	34	1	8

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Goldman Sachs Group Inc., 5.95%, 01/18/18, pays quarterly	1.00	12/20/21	(1,400)	28	1	11
Hess Corp., 8.13%, 02/15/19, pays quarterly	1.00	06/20/21	(300)	2	—	19
Host Hotels & Resorts LP, 4.75%, 03/01/23, pays quarterly	1.00	12/20/20	(300)	8	—	5
iTraxx Europe Senior Series 25, pays quarterly	1.00	12/20/21	(1,400)	41	1	38
MetLife Inc., 4.75%, 02/08/21, pays quarterly	1.00	06/20/21	(1,000)	24	—	31
MetLife Inc., 4.75%, 02/08/21, pays quarterly	1.00	06/20/22	(800)	18	—	9
MetLife Inc., 4.75%, 02/08/21, pays quarterly	1.00	12/20/22	(1,100)	23	—	1
Morgan Stanley, 3.75%, 02/25/23, pays quarterly	1.00	12/20/20	(300)	6	—	1
Prudential Financial Inc., 6.10%, 06/15/17, pays quarterly	1.00	06/20/21	(100)	2	—	2
Ryder System Inc., 2.55%, 06/01/19, pays quarterly	1.00	06/20/22	(500)	12	—	3
Simon Property Group Inc., 4.38%, 03/01/21, pays quarterly	1.00	06/20/22	(1,300)	20	1	16
Sprint Communications, 7.00%, 08/15/20, pays quarterly	5.00	09/20/20	(100)	12	—	8
Telefonica Emisiones SAU, 2.74%, 05/29/19, pays quarterly	1.00	06/20/22	(100)	2	—	2
Tenet Healthcare Corp., 6.88%, 11/15/31, pays quarterly	5.00	03/20/19	(100)	6	—	1
United States Steel Corp., 6.65%, 06/01/37, pays quarterly	5.00	06/20/22	(300)	24	1	33
Viacom Inc., 6.88%, 04/30/36, pays quarterly	1.00	06/20/21	(300)	1	—	(3)
Volkswagen International Finance, 5.38%, 05/22/18, pays quarterly	1.00	12/20/17	(600)	1	—	(3)
				$1,307	$16	$409

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
90-Day Eurodollar Future	Put	98.25	03/19/18	42	$2
90-Day Eurodollar Future	Put	98.25	03/19/18	12	1
90-Day Eurodollar Future	Put	98.25	03/19/18	123	7
90-Day Eurodollar Future	Put	98.25	03/19/18	34	2
					$12

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †		Value
Interest Rate Swaptions
3-Month LIBOR ‡	DUB	Put	3.23%	02/19/19		900,000	$17
3-Month LIBOR ‡	DUB	Put	2.93	08/13/18		300,000	6
3-Month LIBOR ‡	DUB	Put	3.26	09/18/19		900,000	26
3-Month LIBOR ‡	GSC	Put	3.63	12/16/19		600,000	11
3-Month LIBOR ‡	GSC	Put	3.10	03/08/19		700,000	18
3-Month LIBOR ‡	GSC	Put	3.20	03/18/19		900,000	20
3-Month LIBOR ‡	MSC	Put	3.18	09/17/18		1,150,000	15
6-Month GBP LIBOR ‡	GSC	Put	1.47	03/01/18	GBP	1,400,000	5
6-Month GBP LIBOR ‡	GSC	Put	1.55	02/21/18	GBP	1,200,000	3
							$121

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
90-Day Eurodollar Future	Call	98.75	03/19/18	42	$(1)
90-Day Eurodollar Future	Call	98.75	03/19/18	12	—
90-Day Eurodollar Future	Call	98.75	03/19/18	123	(2)
90-Day Eurodollar Future	Call	98.75	03/19/18	34	(1)
					$(4)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Credit Default Swaptions
CDX.NA.IG.28	BCL	Put	0.80%	11/15/17	700,000	$—
CDX.NA.IG.28	CGM	Put	0.80	11/15/17	800,000	—
						$—
Interest Rate Swaptions
3-Month LIBOR	DUB	Put	2.90%	08/13/18	1,300,000	$(2)
3-Month LIBOR	DUB	Put	3.00	02/19/19	4,600,000	(17)
3-Month LIBOR	DUB	Put	2.94	09/18/19	3,900,000	(29)
3-Month LIBOR	GSC	Put	2.98	02/21/18	1,500,000	—
3-Month LIBOR	GSC	Put	2.97	03/08/19	3,000,000	(12)
3-Month LIBOR	GSC	Put	3.05	03/18/19	4,500,000	(17)
3-Month LIBOR	GSC	Put	3.75	12/16/19	2,800,000	(8)
3-Month LIBOR	MSC	Put	3.00	03/01/18	1,800,000	—
3-Month LIBOR	MSC	Put	3.00	09/17/18	5,050,000	(9)
						$(94)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ARS/USD	GSC	02/14/18	ARS	8,971	$482	$—
BRL/USD	UBS	10/03/17	BRL	5,401	1,705	27
BRL/USD	CIT	11/03/17	BRL	5,401	1,698	(15)
CNY/USD	CSI	12/05/17	CNY	26,917	4,039	142
EUR/USD	BOA	10/03/17	EUR	232	274	(2)
EUR/USD	BOA	10/03/17	EUR	7,389	8,732	70
EUR/USD	CIT	10/03/17	EUR	1,137	1,344	(16)
EUR/USD	JPM	10/03/17	EUR	479	566	(6)
GBP/USD	JPM	10/03/17	GBP	5,308	7,113	6
IDR/USD	JPM	10/13/17	IDR	2,559,255	190	1
IDR/USD	SCB	10/13/17	IDR	5,451,420	404	2
IDR/USD	UBS	12/04/17	IDR	14,644,721	1,081	(9)
INR/USD	CSI	12/04/17	INR	129,111	1,962	(8)
MXN/USD	GSC	12/15/17	MXN	21,886	1,188	(26)
PEN/USD	GSC	10/23/17	PEN	3,167	969	—
RUB/USD	GSC	10/20/17	RUB	112,017	1,940	29
USD/AUD	JPM	10/03/17	AUD	(2,931)	(2,299)	23
USD/BRL	CIT	10/03/17	BRL	(5,401)	(1,705)	14
USD/BRL	BNP	01/03/18	BRL	(5,100)	(1,591)	(51)
USD/CNY	BOA	12/05/17	CNY	(12,550)	(1,883)	(154)
USD/CNY	SCB	12/05/17	CNY	(41,428)	(6,216)	(517)
USD/EUR	JPM	10/03/17	EUR	(9,237)	(10,916)	241
USD/EUR	BOA	11/02/17	EUR	(7,389)	(8,747)	(70)
USD/GBP	GSC	10/03/17	GBP	(5,308)	(7,113)	(221)
USD/GBP	JPM	11/02/17	GBP	(5,308)	(7,120)	(6)
USD/JPY	GSC	10/03/17	JPY	(10,700)	(95)	2
USD/KRW	UBS	12/04/17	KRW	(2,383,144)	(2,082)	15
USD/MXN	GSC	12/15/17	MXN	(10,906)	(592)	15
USD/PLN	CIT	11/03/17	PLN	(2,646)	(725)	10
USD/SGD	SCB	12/04/17	SGD	(2,895)	(2,136)	(16)
USD/ZAR	CIT	10/05/17	ZAR	(1,189)	(88)	3
					$(19,621)	$(517)

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[2]
BHP Billiton Finance USA Ltd., 6.50%, 04/01/19, pays quarterly	BNP	0.37%	1.00%	06/20/21	$(200)	$5	$(6)	$11
CDX.NA.HY.25, pays quarterly	BOA	N/A	5.00	12/20/20	(100)	14	1	13
CDX.NA.HY.27, pays quarterly	BOA	N/A	5.00	12/20/21	(300)	48	46	2
CDX.NA.HY.27, pays quarterly	CGM	N/A	5.00	12/20/21	(600)	95	52	43
CDX.NA.HY.27, pays quarterly	JPM	N/A	5.00	12/20/21	(400)	63	34	29
CMBX.NA.AAA.10, pays monthly	GSC	N/A	0.50	11/17/59	(100)	(1)	(3)	2
CMBX.NA.AAA.10, pays monthly	MSC	N/A	0.50	11/17/59	(100)	(1)	(3)	2
CMBX.NA.AAA.10, pays monthly	UBS	N/A	0.50	11/17/59	(100)	(1)	(3)	2
CMBX.NA.AAA.8, pays monthly	CSI	N/A	0.50	10/17/57	(300)	2	(15)	17
CMBX.NA.AAA.9, pays monthly	GSC	N/A	0.50	09/17/58	(4,000)	(5)	(161)	156
CMBX.NA.AAA.9, pays monthly	MSC	N/A	0.50	09/17/58	(500)	(1)	(19)	18
CMBX.NA.BB.6, pays monthly	MSC	N/A	5.00	05/11/63	(1,100)	(266)	(155)	(111)
CMBX.NA.BBB-.6, pays monthly	GSC	N/A	3.00	05/11/63	(400)	(61)	(28)	(33)
CMBX.NA.BBB-.9, pays monthly	GSC	N/A	3.00	09/17/58	(400)	(50)	(74)	24
CMBX.NA.BBB-.9, pays monthly	MSC	N/A	3.00	09/17/58	(200)	(26)	(21)	(5)
Federative Republic of Brazil, 12.25%, 03/06/30, pays quarterly	MSC	0.58	1.00	12/20/18	(100)	1	(4)	5
Federative Republic of Brazil, 4.25%, 01/07/25, pays quarterly	BNP	1.75	1.00	06/20/22	(100)	(4)	(7)	3
Federative Republic of Brazil, 4.25%, 01/07/25, pays quarterly	CSI	1.75	1.00	06/20/22	(100)	(4)	(7)	3
Federative Republic of Brazil, 4.25%, 01/07/25, pays quarterly	CSI	1.09	1.00	09/20/20	(200)	—	(14)	14

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil, 4.25%, 01/07/25, pays quarterly	DUB	1.75	1.00	06/20/22	(200)	(6)	(13)	7
Federative Republic of Brazil, 4.25%, 01/07/25, pays quarterly	GSC	1.75	1.00	06/20/22	(600)	(20)	(37)	17
Federative Republic of Brazil, 4.25%, 01/07/25, pays quarterly	GSC	1.94	1.00	12/20/22	(600)	(27)	(29)	2
Federative Republic of Brazil, 4.25%, 01/07/25, pays quarterly	UBS	1.75	1.00	06/20/22	(100)	(4)	(7)	3
Gazprom OAO, 2.85%, 10/25/19, pays quarterly	BOA	1.07	1.00	06/20/20	(100)	—	(16)	16
Gazprom OAO, 2.85%, 10/25/19, pays quarterly	JPM	1.07	1.00	06/20/20	(50)	—	(8)	8
Italy Government International Bond, 6.88%, 09/27/23, pays quarterly	BCL	0.57	1.00	06/20/20	(1,200)	15	(1)	16
Italy Government International Bond, 6.88%, 09/27/23, pays quarterly	BNP	0.40	1.00	06/20/19	(500)	5	4	1
Italy Government International Bond, 6.88%, 09/27/23, pays quarterly	BOA	0.73	1.00	06/20/21	(1,900)	18	(30)	48
Italy Government International Bond, 6.88%, 09/27/23, pays quarterly	BOA	0.36	1.00	03/20/19	(400)	4	(7)	11
Italy Government International Bond, 6.88%, 09/27/23, pays quarterly	BOA	0.57	1.00	06/20/20	(400)	4	(1)	5
Italy Government International Bond, 6.88%, 09/27/23, pays quarterly	DUB	0.40	1.00	06/20/19	(300)	3	(2)	5
Italy Government International Bond, 6.88%, 09/27/23, pays quarterly	DUB	0.40	1.00	06/20/19	(400)	4	3	1
Italy Government International Bond, 6.88%, 09/27/23, pays quarterly	GSC	0.73	1.00	06/20/21	(800)	8	(14)	22
Italy Government International Bond, 6.88%, 09/27/23, pays quarterly	GSC	0.57	1.00	06/20/20	(300)	4	—	4
Italy Government International Bond, 6.88%, 09/27/23, pays quarterly	MSC	0.40	1.00	06/20/19	(200)	2	1	1
MCDX.NA.24, pays quarterly	MSC	N/A	1.00	06/20/25	(150)	4	(5)	9
People's Republic of China, 7.50%, 10/28/27, pays quarterly	BCL	0.44	1.00	06/20/21	(900)	18	(10)	28
People's Republic of China, 7.50%, 10/28/27, pays quarterly	BNP	0.44	1.00	06/20/21	(600)	13	(6)	19
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CGM	0.35	1.00	09/20/20	(100)	2	—	2
People's Republic of China, 7.50%, 10/28/27, pays quarterly	GSC	0.44	1.00	06/20/21	(100)	3	—	3
People's Republic of China, 7.50%, 10/28/27, pays quarterly	JPM	0.44	1.00	06/20/21	(100)	2	(1)	3
People's Republic of China, 7.50%, 10/28/27, pays quarterly	MSC	0.44	1.00	06/20/21	(300)	6	(2)	8
People's Republic of China, 7.50%, 10/28/27, pays quarterly	UBS	0.44	1.00	06/20/21	(200)	4	(2)	6
Petrobras International Finance Co., 8.38%, 12/10/18, pays quarterly	BNP	0.93	1.00	09/20/19	(400)	1	(21)	22
Petrobras International Finance Co., 8.38%, 12/10/18, pays quarterly	BNP	0.98	1.00	12/20/19	(400)	—	(45)	45
Petroleos Mexicanos, 6.63%, 06/15/35, pays quarterly	BCL	0.97	1.00	09/20/20	(900)	1	(46)	47
Petroleos Mexicanos, 6.63%, 06/15/35, pays quarterly	BCL	1.65	1.00	06/20/22	(400)	(11)	(17)	6
Petroleos Mexicanos, 6.63%, 06/15/35, pays quarterly	BNP	1.65	1.00	06/20/22	(1,700)	(48)	(103)	55
Petroleos Mexicanos, 6.63%, 06/15/35, pays quarterly	DUB	1.65	1.00	06/20/22	(700)	(20)	(28)	8
Petroleos Mexicanos, 6.63%, 06/15/35, pays quarterly	DUB	1.42	1.00	12/20/21	(200)	(3)	(18)	15
Petroleos Mexicanos, 6.63%, 06/15/35, pays quarterly	GSC	0.97	1.00	09/20/20	(250)	—	(13)	13
Republic of Argentina, 7.63%, 04/22/46, pays quarterly	CGM	2.65	5.00	06/20/22	(800)	82	70	12
Republic of Colombia, 10.38%, 01/28/33, pays quarterly	DUB	0.81	1.00	06/20/21	(650)	4	(19)	23
Republic of Colombia, 10.38%, 01/28/33, pays quarterly	UBS	0.81	1.00	06/20/21	(650)	5	(19)	24
Republic of Indonesia, 5.88%, 03/13/20, pays quarterly	BNP	0.95	1.00	06/20/22	(100)	—	(1)	1
Republic of South Africa, 5.50%, 03/09/20, pays quarterly	CGM	1.35	1.00	06/20/21	(600)	(7)	(50)	43

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States, 4.15%, 03/28/27, pays quarterly	CGM	1.10	1.00	12/20/22	(900)	(5)	(6)	1
United Mexican States, 4.15%, 03/28/27, pays quarterly	GSC	1.10	1.00	12/20/22	(1,300)	(6)	(8)	2
United Mexican States, 5.95%, 03/19/19, pays quarterly	BCL	0.99	1.00	06/20/22	(4,100)	4	(58)	62
United Mexican States, 5.95%, 03/19/19, pays quarterly	GSC	0.37	1.00	03/20/19	(100)	1	1	—
United Mexican States, 5.95%, 03/19/19, pays quarterly	MSC	0.37	1.00	03/20/19	(400)	4	3	1
					$(34,350)	$(128)	$(948)	$820

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

‡The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/PPM America Long Short Credit Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.2%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	541	$563
American Express Credit Account Master Trust
Series 2014-A-5, 1.52%, (1M US LIBOR + 0.29%), 10/16/17 (b)	1,500	1,500
Series 2017-A-4, 1.64%, 05/15/19	1,500	1,497
American Express Credit Account Secured Note Trust
Series 2012-C-4, 2.03%, (1M US LIBOR + 0.80%), 10/16/17 (a) (b)	264	264
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a) (c)	1,170	1,180
AmeriCredit Automobile Receivables Trust
Series 2016-A3-2, 1.60%, 11/09/20 (c)	2,500	2,498
Ascentium Equipment Receivables Trust
Series 2017-A2-1A, 1.87%, 07/10/19 (a)	82	82
Series 2017-A3-1A, 2.29%, 06/10/21 (a)	106	106
BANK 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/15/27	272	276
Chesapeake Funding II LLC
Series 2017-A1-3A, 1.91%, 01/15/21 (a)	474	473
Citibank Credit Card Issuance Trust
Series 2013-A2-A2, 1.52%, (1M US LIBOR + 0.28%), 05/24/18 (b)	1,250	1,252
Series 2017-A9-A9, 1.80%, 09/20/19	723	723
Series 2017-A4-A4, 1.45%, (1M US LIBOR + 0.22%), 04/07/20 (b) (c)	614	615
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-D-C2, REMIC, 5.57%, 05/15/36 (a) (b)	3	3
Dell Equipment Finance Trust
Series 2017-A2-1, 1.86%, 06/24/19 (a)	446	446
GM Financial Automobile Leasing Trust
Series 2017-A3-1, 2.06%, 05/20/20 (c)	530	531
GM Financial Consumer Automobile Receivables Trust
Series 2017-A2B-1A, 1.35%, (1M US LIBOR + 0.12%), 03/16/20 (a) (b)	1,100	1,100
Leaf Receivables Funding 12 LLC
Series 2017-A2-1, 1.72%, 02/15/19 (a)	130	130
Series 2017-A3-1, 2.07%, 05/15/20 (a)	110	110
Mercedes-Benz Master Owner Trust
Series 2016-A-AA, 1.81%, (1M US LIBOR + 0.58%), 05/15/18 (a) (b)	2,385	2,391
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (a)	349	347
Series 2017-A-1A, 2.42%, 12/20/34 (a)	272	270
Nissan Auto Receivables Owner Trust
Series 2016-A2B-C, 1.45%, (1M US LIBOR + 0.22%), 04/16/18 (b)	1,011	1,012
Verizon Owner Trust
Series 2016-A-1A, 1.42%, 01/20/21 (a)	2,500	2,488
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 07/15/50 (b)	162	164
Total Non-U.S. Government Agency Asset-Backed Securities (cost $20,017)		20,021
CORPORATE BONDS AND NOTES 58.3%
Consumer Discretionary 6.9%
Amazon.com Inc.
3.15%, 08/22/27 (a)	375	377
3.88%, 08/22/37 (a)	160	162
4.05%, 08/22/47 (a)	135	137
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (a)	150	151
American Greetings Corp.
7.88%, 02/15/25 (a)	58	63
CCO Holdings LLC
5.13%, 05/01/27 (a)	843	854
Charter Communications Operating LLC
6.83%, 10/23/55	120	145
DISH DBS Corp.
7.75%, 07/01/26	400	459
	Shares/Par†	Value
General Motors Co.
5.20%, 04/01/45	197	200
Gibson Brands Inc.
8.88%, 08/01/18 (a)	394	321
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	437	445
Hilton Worldwide Finance LLC
4.88%, 04/01/27	117	123
KB Home
7.63%, 05/15/23	383	438
KFC Holding Co.
4.75%, 06/01/27 (a)	351	362
Landry's Inc.
6.75%, 10/15/24 (a)	217	220
Lowe's Cos. Inc.
3.10%, 05/03/27	525	524
Mattamy Group Corp.
6.50%, 10/01/25 (a)	48	49
Netflix Inc.
3.63%, 05/15/27, EUR (a)	591	709
New Cotai LLC
10.63%, 05/01/19 (a) (d)	259	253
Numericable - SFR SA
7.38%, 05/01/26 (a)	322	348
Schaeffler Verwaltung Zwei GmbH
4.88%, 09/15/21 (a) (d)	200	204
Staples Inc.
3.75%, 01/12/18 (e)	3,000	3,011
Toll Brothers Finance Corp.
4.00%, 12/31/18	341	347
Wave Holdco LLC
9.00%, 07/15/19 (a) (d)	567	568
		10,470
Consumer Staples 4.7%
Altria Group Inc.
2.63%, 09/16/26	153	147
3.88%, 09/16/46 (c)	170	166
BAT Capital Corp.
1.91%, (3M US LIBOR + 0.59%), 08/14/20 (a) (b)	1,250	1,251
3.56%, 08/15/27 (a)	228	230
4.39%, 08/15/37 (a)	850	869
4.54%, 08/15/47 (a)	175	179
Dr. Pepper Snapple Group Inc.
2.55%, 09/15/26	236	222
Hearthside Group Holdings LLC
6.50%, 05/01/22 (a)	302	310
High Ridge Brands Co.
8.88%, 03/15/25 (a)	91	87
JBS Investments GmbH
7.25%, 04/03/24 (a)	520	518
Kraft Heinz Foods Co.
1.88%, (3M US LIBOR + 0.57%), 02/10/21 (b)	1,000	1,000
3.95%, 07/15/25 (c)	239	246
5.00%, 07/15/35	279	305
4.38%, 06/01/46 (c)	319	313
Pilgrim's Pride Corp.
5.88%, 09/30/27 (f) (g)	301	308
Reynolds American Inc.
4.45%, 06/12/25 (c)	863	925
		7,076
Energy 6.4%
Alta Mesa Holdings LP
7.88%, 12/15/24 (a)	355	384
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (a)	299	346
Carrizo Oil & Gas Inc.
8.25%, 07/15/25	163	177
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	410	440
5.13%, 06/30/27 (a)	421	434
CITGO Holding Inc.
10.75%, 02/15/20 (a)	185	201
Columbia Pipeline Group Inc.
3.30%, 06/01/20	365	374

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
5.80%, 06/01/45	274	330
Denbury Resources Inc.
5.50%, 05/01/22	100	57
Diamondback Energy Inc.
5.38%, 05/31/25	275	288
EP Energy LLC
8.00%, 11/29/24 (a)	675	685
8.00%, 02/15/25 (a)	172	134
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (a)	225	234
Halcon Resources Corp.
12.00%, 02/15/22 (f) (g)	246	296
HollyFrontier Corp.
5.88%, 04/01/26 (c)	110	120
Jones Energy Holdings LLC
6.75%, 04/01/22	129	106
9.25%, 03/15/23 (f)	137	114
Marathon Oil Corp.
4.40%, 07/15/27	545	555
MEG Energy Corp.
6.50%, 01/15/25 (a)	58	56
MPLX LP
5.20%, 03/01/47	125	131
NGPL PipeCo LLC
4.38%, 08/15/22	91	94
Parsley Energy LLC
5.38%, 01/15/25 (a)	500	510
5.25%, 08/15/25 (a)	75	76
Petroleos Mexicanos
5.38%, 03/13/22 (a)	150	160
Phillips 66
2.05%, (3M US LIBOR + 0.75%), 04/15/20 (a) (b)	319	321
Precision Drilling Corp.
7.75%, 12/15/23	90	92
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	265	292
5.88%, 06/30/26	534	597
SESI LLC
7.75%, 09/15/24 (a)	229	238
SM Energy Co.
6.75%, 09/15/26	400	401
Summit Midstream Holdings LLC
5.75%, 04/15/25	222	226
Sunoco Logistics Partners Operations LP
5.40%, 10/01/47	321	326
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	867	912
Trinidad Drilling Ltd.
6.63%, 02/15/25 (a)	59	55
		9,762
Financials 14.9%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	283	301
American Express Credit Corp.
1.64%, (3M US LIBOR + 0.33%), 05/03/19 (b)	1,500	1,502
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	684	707
4.90%, 02/01/46 (c)	917	1,044
Athene Global Funding
2.75%, 04/20/20 (a) (c)	1,100	1,109
2.53%, (3M US LIBOR + 1.23%), 07/01/22 (a) (b)	1,000	1,006
Bank of America Corp.
1.97%, (3M US LIBOR + 0.66%), 07/21/21 (b)	300	301
2.31%, (3M US LIBOR + 1.00%), 04/24/23 (b)	500	506
4.00%, 01/22/25	629	651
3.82%, (3M US LIBOR + 1.58%), 01/20/28 (b)	330	339
3.71%, 04/24/28	310	316
Barclays Bank Plc
7.75%, (USD Swap Semi 30/360 (>2-10Y) 5Y + 6.83%), 04/10/23 (b)	250	257
BMW US Capital LLC
1.68%, (3M US LIBOR + 0.38%), 04/06/20 (a) (b)	1,000	1,004
Capital One Financial Corp.
2.07%, (3M US LIBOR + 0.76%), 05/12/20 (b)	1,000	1,004
3.75%, 03/09/27	373	376
	Shares/Par†	Value
Cemex Finance LLC
9.38%, 10/12/22	200	210
6.00%, 04/01/24 (a)	240	255
Citigroup Inc.
6.25%, (callable at 100 beginning 08/15/26) (h)	336	378
2.27%, (3M US LIBOR + 0.96%), 04/25/22 (b)	750	755
2.75%, 04/25/22	400	401
4.13%, 07/25/28	194	200
Credit Suisse AG
6.50%, 08/08/23 (a)	481	544
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (h)	259	293
DAE Funding LLC
4.00%, 08/01/20 (a)	325	330
Diamond 1 Finance Corp.
8.35%, 07/15/46 (a)	405	519
Eagle Holding Co. II LLC
8.38%, 05/15/22 (d) (f) (g)	140	145
Enstar Group Ltd.
4.50%, 03/10/22	192	198
Ford Motor Credit Co. LLC
2.24%, 06/15/18	1,000	1,003
Goldman Sachs Group Inc.
2.06%, (3M US LIBOR + 0.73%), 12/27/20 (b)	1,150	1,155
3.00%, 04/26/22	180	183
HSBC Holdings Plc
4.38%, 11/23/26 (c)	256	268
Icahn Enterprises LP
6.25%, 02/01/22	160	167
6.75%, 02/01/24	100	105
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (h)	600	624
3.78%, (3M US LIBOR + 1.34%), 02/01/28 (b)	291	299
Morgan Stanley
2.49%, (3M US LIBOR + 1.18%), 01/20/22 (b)	100	101
2.24%, (3M US LIBOR + 0.93%), 07/22/22 (b)	400	402
4.10%, 05/22/23	1,049	1,096
2.53%, (3M US LIBOR + 1.22%), 05/08/24 (b)	500	506
4.35%, 09/08/26 (c)	268	280
3.63%, 01/20/27	200	203
Stena AB
7.00%, 02/01/24 (a)	217	208
Stena International SA
5.75%, 03/01/24 (a)	115	105
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (c) (h)	410	457
3.58%, (3M US LIBOR + 1.31%), 05/22/28 (b)	100	101
Ziggo Secured Finance BV
5.50%, 01/15/27 (a) (c)	600	615
		22,529
Health Care 5.0%
Abbott Laboratories
3.40%, 11/30/23	350	361
3.75%, 11/30/26 (c)	70	72
4.75%, 11/30/36	125	138
Actavis Funding SCS
4.75%, 03/15/45	102	111
Becton Dickinson & Co.
3.36%, 06/06/24	500	505
4.67%, 06/06/47	170	178
Centene Corp.
4.75%, 05/15/22	175	183
Community Health Systems Inc.
6.25%, 03/31/23	546	538
Express Scripts Holding Co.
3.40%, 03/01/27	150	148
4.80%, 07/15/46	184	195
Gilead Sciences Inc.
1.50%, (3M US LIBOR + 0.17%), 09/20/18 (b)	1,500	1,502
HCA Inc.
4.25%, 10/15/19	1,203	1,245
MEDNAX Inc.
5.25%, 12/01/23 (a)	250	261

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Perrigo Finance Unltd. Co.
4.38%, 03/15/26 (c)	200	208
Tenet Healthcare Corp.
6.75%, 06/15/23	150	144
THC Escrow Corp. III
5.13%, 05/01/25 (a)	154	152
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	19	20
5.88%, 05/15/23 (a)	309	273
7.00%, 03/15/24 (a)	58	62
Watson Pharmaceuticals Inc.
3.25%, 10/01/22 (c)	1,000	1,025
WellCare Health Plans Inc.
5.25%, 04/01/25	183	193
		7,514
Industrials 5.6%
AECOM
5.13%, 03/15/27	248	256
Aircastle Ltd.
6.25%, 12/01/19	539	580
5.00%, 04/01/23	826	885
4.13%, 05/01/24 (c)	139	144
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (a)	99	107
Bombardier Inc.
4.75%, 04/15/19 (a)	145	147
7.50%, 03/15/25 (a)	400	400
Cintas Corp. No. 2
3.70%, 04/01/27	288	300
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (c) (h)	2,240	2,369
International Lease Finance Corp.
6.25%, 05/15/19	450	479
Mexico City Airport Trust
5.50%, 07/31/47 (a)	303	308
Multi-Color Corp.
4.88%, 11/01/25 (a)	259	262
Siemens Financieringsmaatschappij NV
2.35%, 10/15/26 (a)	750	709
Tempo Acquisition LLC
6.75%, 06/01/25 (a)	167	169
Union Pacific Corp.
3.60%, 09/15/37	350	354
United Technologies Corp.
1.90%, 05/04/20	1,000	996
		8,465
Information Technology 3.5%
Apple Inc.
1.38%, (3M US LIBOR + 0.07%), 05/11/20 (b)	1,500	1,499
2.85%, 05/11/24	523	529
3.20%, 05/11/27	210	214
Intel Corp.
1.39%, (3M US LIBOR + 0.08%), 05/11/20 (b)	1,000	999
Microsoft Corp.
3.45%, 08/08/36 (c)	400	403
3.95%, 08/08/56 (c)	150	154
NXP BV
4.13%, 06/01/21 (a)	465	487
QUALCOMM Inc.
1.68%, (3M US LIBOR + 0.36%), 05/20/19 (b)	1,000	1,004
		5,289
Materials 5.6%
Anglo American Capital Plc
4.75%, 04/10/27 (a) (c)	349	364
BWAY Holding Co.
7.25%, 04/15/25 (a)	550	567
CF Industries Inc.
3.40%, 12/01/21 (a)	350	357
4.50%, 12/01/26 (a) (c)	565	592
EI du Pont de Nemours & Co.
1.84%, (3M US LIBOR + 0.53%), 05/01/20 (b)	1,058	1,066
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a)	160	180
	Shares/Par†	Value
4.75%, 05/15/22 (a)	316	320
Freeport-McMoRan Inc.
3.88%, 03/15/23	301	296
4.55%, 11/14/24 (c)	557	559
5.40%, 11/14/34	271	259
Hexion Inc.
10.38%, 02/01/22 (a)	170	163
Hexion US Finance Corp.
6.63%, 04/15/20	250	224
Martin Marietta Materials Inc.
1.96%, (3M US LIBOR + 0.65%), 05/22/20 (b)	1,000	1,003
Mexichem SAB de CV
5.50%, 01/15/48 (f) (g)	427	421
Rain CII Carbon LLC
7.25%, 04/01/25 (a)	300	316
Reynolds Group Issuer Inc.
4.80%, (3M US LIBOR + 3.50%), 07/15/21 (a) (b)	483	493
Samarco Mineracao SA
0.00%, 09/26/24 (a) (i) (j)	240	146
Sherwin-Williams Co.
2.25%, 05/15/20	1,000	1,004
Trinseo Materials Operating SCA
5.38%, 09/01/25 (a)	214	220
		8,550
Real Estate 0.5%
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (a)	462	391
CyrusOne LP
5.00%, 03/15/24 (a)	37	39
5.38%, 03/15/27 (a) (c)	176	188
Equinix Inc.
5.38%, 05/15/27 (c)	88	96
		714
Telecommunication Services 2.9%
AT&T Inc.
3.90%, 08/14/27	800	801
5.25%, 03/01/37	368	387
4.90%, 08/14/37	675	683
CB Escrow Corp.
8.00%, 10/15/25 (a)	375	377
Hughes Satellite Systems Corp.
5.25%, 08/01/26	250	260
Intelsat Jackson Holdings SA
9.75%, 07/15/25 (a)	193	196
Radiate Holdco LLC
6.63%, 02/15/25 (a)	99	97
Sprint Corp.
7.13%, 06/15/24	175	197
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	303	308
Telesat Canada
8.88%, 11/15/24 (a)	233	263
Verizon Communications Inc.
2.95%, 03/15/22	415	422
Wind Acquisition Finance SA
3.67%, (3M EU EURIBOR + 4.00%), 07/15/20, EUR (a) (b)	375	443
		4,434
Utilities 2.3%
Basin Electric Power Cooperative
4.75%, 04/26/47 (a)	300	324
Commonwealth Edison Co.
3.75%, 08/15/47	130	130
Enel SpA
8.75%, (USD Swap Semi 30/360 (>2-10Y) 5Y + 6.13%), 09/24/73 (a) (b)	276	334
Exelon Corp.
3.50%, 06/01/22 (k)	250	257
5.10%, 06/15/45	338	383
FirstEnergy Corp.
3.90%, 07/15/27	623	634
4.85%, 07/15/47 (e)	111	116
GenOn Americas Generation LLC
0.00%, 10/01/21 (i) (j)	550	505

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Southern Co.
3.25%, 07/01/26 (c)	550	544
Wisconsin Energy Corp.
3.55%, 06/15/25 (c)	256	264
		3,491
Total Corporate Bonds And Notes (cost $86,067)		88,294
SENIOR LOAN INTERESTS 22.8%
Consumer Discretionary 7.6%
AMAYA Holdings BV
Term Loan B, 4.83%, (3M LIBOR + 3.50%), 08/01/21 (b)	506	507
American Axle & Manufacturing Holdings Inc.
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 03/08/24 (b)	543	541
Aramark Services Inc.
Term Loan B, 3.24%, (3M LIBOR + 2.00%), 03/09/24 (b)	532	533
Bass Pro Group LLC
Term Loan B, 6.23%, (3M LIBOR + 5.00%), 04/01/24 (b)	275	259
Caesars Entertainment Operating Co.
Term Loan, 4.74%, (3M LIBOR + 2.50%), 03/31/24 (b)	587	587
Caesars Growth Properties Holdings LLC
Term Loan, 4.24%, (3M LIBOR + 3.00%), 05/08/21 (b)	188	188
Charter Communications Operating LLC
Term Loan H, 3.24%, (3M LIBOR + 2.00%), 01/15/22 (b)	308	309
Term Loan I, 3.49%, (3M LIBOR + 2.25%), 01/15/24 (b)	185	185
CityCenter Holdings LLC
Term Loan B, 3.73%, (3M LIBOR + 2.50%), 04/07/24 (b)	516	518
Cowlitz Tribal Gaming Authority
Term Loan, 11.73%, (3M LIBOR + 10.50%), 12/01/21 (b) (l)	420	466
CSC Holdings LLC
1st Lien Term Loan, 3.48%, (3M LIBOR + 2.25%), 07/15/25 (b)	357	355
Eldorado Resorts LLC
Term Loan B, 3.56%, (3M LIBOR + 2.25%), 03/16/24 (b)	228	228
Four Seasons Hotels Ltd.
1st Lien Term Loan, 3.74%, (1Y LIBOR + 2.50%), 06/27/20 (b)	254	256
Helix Gen Funding LLC
Term Loan B, 5.08%, (3M LIBOR + 3.75%), 03/09/24 (b)	287	290
Jo-Ann Stores Inc.
Term Loan, 6.39%, (3M LIBOR + 5.00%), 10/21/23 (b)	448	427
Landry's Inc.
Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 10/04/23 (b) (m)	518	521
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 4.80%, (1Y LIBOR + 3.50%), 12/24/21 (b)	550	512
Lions Gate Entertainment Corp.
1st Lien Term Loan, 4.24%, (3M LIBOR + 3.00%), 10/12/23 (b)	115	115
Mohegan Tribal Gaming Authority
Term Loan B, 5.24%, (3M LIBOR + 4.00%), 09/28/23 (b)	521	526
Numericable Group SA
Term Loan B-11, 4.06%, (3M LIBOR + 2.75%), 06/22/25 (b)	895	890
Outfront Media Capital LLC
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 03/10/24 (b)	495	497
PetSmart Inc.
Term Loan B-2, 4.24%, (3M LIBOR + 3.00%), 10/10/22 (b)	403	340
Sally Holdings LLC
Term Loan B-1, 3.75%, (3M LIBOR + 2.50%), 06/22/24 (b)	100	100
	Shares/Par†	Value
Seminole Hard Rock Entertainment Inc.
Term Loan B, 4.05%, (3M LIBOR + 2.75%), 05/15/20 (b)	520	521
Staples Inc.
Term Loan B, 5.31%, (3M LIBOR + 4.00%), 08/14/24 (b)	730	726
UFC Holdings LLC
1st Lien Term Loan, 4.49%, (3M LIBOR + 3.25%), 07/22/23 (b)	215	216
2nd Lien Term Loan, 8.74%, (3M LIBOR + 7.50%), 07/26/24 (b)	100	101
Univision Communications Inc.
Term Loan C-5, 3.99%, (3M LIBOR + 2.75%), 03/15/24 (b)	792	785
		11,499
Consumer Staples 1.2%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.98%, (3M LIBOR + 3.75%), 01/27/24 (b)	321	307
Diamond (BC) BV
Term Loan, 4.32%, (3M LIBOR + 3.00%), 07/25/24 (b)	440	438
Dole Food Co. Inc.
Term Loan B, 4.01%, (3M LIBOR + 2.75%), 03/24/24 (b)	200	200
JBS USA LLC
Term Loan B, 5.75%, (3M LIBOR + 2.50%), 10/30/22 (b)	848	837
		1,782
Energy 1.8%
Chesapeake Energy Corp.
Term Loan, 8.81%, (3M LIBOR + 7.50%), 08/25/21 (b)	465	501
Drillships Financing Holding Inc.
Term Loan B-1, 0.00%, 03/31/21 (i) (j) (n)	459	341
Foresight Energy LLC
1st Lien Term Loan, 7.08%, (3M LIBOR + 5.75%), 03/16/22 (b)	399	372
Ocean Rig UDW Inc.
Term Loan, 0.00%, (3M LIBOR + 8.00%), 09/20/24 (b) (f) (m)	300	303
Summit Midstream Partners Holdings LLC
Term Loan B, 7.24%, (3M LIBOR + 6.00%), 05/15/22 (b)	68	69
TEX Operations Co. LLC
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 08/04/23 (b)	420	421
Term Loan C, 3.98%, (3M LIBOR + 2.75%), 08/04/23 (b)	96	96
Traverse Midstream Partners LLC
Term Loan, 5.33%, (3M LIBOR + 4.00%), 09/21/24 (b)	158	160
Ultra Resources Inc.
1st Lien Term Loan, 4.31%, (3M LIBOR + 3.00%), 04/14/24 (b)	500	499
		2,762
Financials 0.7%
FinCo I LLC
Term Loan B, 2.75%, (3M LIBOR + 2.75%), 06/01/22 (b)	360	363
Guggenheim Partners LLC
Term Loan, 3.99%, (3M LIBOR + 2.75%), 07/22/23 (b)	459	462
Tronox Finance LLC
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 09/30/24 (b) (m)	226	227
		1,052
Health Care 2.5%
Air Methods Corp.
Term Loan B, 4.80%, (3M LIBOR + 3.50%), 04/13/24 (b)	473	466
CBS Radio Inc.
Term Loan B, 4.74%, (3M LIBOR + 3.50%), 10/06/23 (b)	180	181

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Change Healthcare Holdings Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 02/02/24 (b)	399	400
Endo Luxembourg Finance Co. I SARL
Term Loan B, 5.50%, (3M LIBOR + 4.25%), 04/06/24 (b)	355	358
Envision Healthcare Corp.
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 11/15/23 (b)	136	136
Nature's Bounty Co.
Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/15/24 (b) (m)	690	681
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.75%), 08/15/25 (b) (m)	480	473
PharMerica Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 09/25/24 (b) (m)	333	335
Surgery Center Holdings Inc.
Term Loan B, 4.49%, (3M LIBOR + 3.25%), 06/19/24 (b)	272	270
Valeant Pharmaceuticals International Inc.
Term Loan B-F1, 5.99%, (3M LIBOR + 4.75%), 03/13/22 (b)	558	568
		3,868
Industrials 1.3%
Accudyne Industries LLC
Term Loan, 5.01%, (3M LIBOR + 3.75%), 08/02/24 (b)	170	170
Commercial Barge Line Co.
1st Lien Term Loan, 9.99%, (3M LIBOR + 8.75%), 11/06/20 (b)	325	256
Delta Air Lines Inc.
Term Loan B-1, 3.74%, (1Y LIBOR + 2.50%), 10/18/18 (b)	635	637
Gardner Denver Inc.
Term Loan B, 4.01%, (3M LIBOR + 2.75%), 07/30/24 (b)	636	636
Harsco Corp.
Term Loan B, 6.25%, (3M LIBOR + 5.00%), 10/27/23 (b)	238	241
		1,940
Information Technology 1.4%
Almonde Inc.
1st Lien Term Loan, 4.82%, (3M LIBOR + 3.50%), 05/03/24 (b)	146	147
2nd Lien Term Loan, 8.57%, (3M LIBOR + 7.25%), 05/03/25 (b)	50	51
Ancestry.com Operations Inc.
1st Lien Term Loan, 4.49%, (3M LIBOR + 3.25%), 10/19/23 (b)	396	398
Radiate Holdco LLC
1st Lien Term Loan, 4.24%, (3M LIBOR + 3.00%), 12/09/23 (b)	399	393
Bridge Term Loan, 0.00%, (3M LIBOR + 5.75%), 02/15/25 (b) (l) (m)	500	500
Tempo Acquisition LLC
Term Loan, 4.24%, (3M LIBOR + 3.00%), 04/20/24 (b)	600	600
		2,089
Materials 1.9%
Berry Plastics Group Inc.
Term Loan K, 3.49%, (3M LIBOR + 2.25%), 02/08/20 (b)	372	373
BWAY Holding Co.
Term Loan B, 4.48%, (3M LIBOR + 3.25%), 03/22/24 (b)	500	501
Forterra Finance LLC
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 10/25/23 (b)	558	472
Klockner-Pentaplast of America Inc.
Term Loan B-2, 5.55%, (3M LIBOR + 4.25%), 06/29/22 (b)	550	551
Kraton Polymers LLC
Term Loan, 4.24%, (3M LIBOR + 3.00%), 01/06/22 (b)	142	144
	Shares/Par†	Value
MacDermid Inc.
Term Loan B-5, 4.74%, (3M LIBOR + 3.50%), 06/07/20 (b)	290	291
Term Loan B-6, 4.24%, (3M LIBOR + 3.00%), 06/07/23 (b)	113	114
Solenis International LP
1st Lien Term Loan, 4.57%, (3M LIBOR + 3.25%), 07/02/21 (b)	425	423
		2,869
Real Estate 0.3%
BCP Renaissance Parent LLC
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 09/20/24 (b) (m)	131	132
MGM Growth Properties Operating Partnership LP
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 04/15/23 (b)	383	384
		516
Telecommunication Services 2.0%
CenturyLink Inc.
Term Loan B, 2.75%, (3M LIBOR + 2.75%), 01/31/25 (b)	1,100	1,065
Frontier Communications Corp.
Term Loan B-1, 4.99%, (3M LIBOR + 3.75%), 05/31/24 (b)	1,200	1,138
Sprint Communications Inc.
1st Lien Term Loan B, 3.75%, (3M LIBOR + 2.50%), 02/29/24 (b)	399	399
Windstream Services LLC
Term Loan B-6, 5.24%, (3M LIBOR + 4.00%), 03/29/21 (b)	438	389
		2,991
Utilities 2.1%
Calpine Corp.
Term Loan B-8, 2.99%, (3M LIBOR + 1.75%), 12/26/19 (b)	764	763
Dynegy Inc.
Term Loan C, 4.48%, (3M LIBOR + 3.25%), 06/27/23 (b)	204	205
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 4.24%, (3M LIBOR + 3.00%), 06/23/18 (b)	1,140	1,145
Talen Energy Supply LLC
Term Loan B-1, 5.24%, (3M LIBOR + 4.00%), 07/15/23 (b)	852	829
Vistra Operations Co. LLC
Term Loan B-2, 3.98%, (3M LIBOR + 2.75%), 12/12/23 (b)	199	200
		3,142
Total Senior Loan Interests (cost $34,711)		34,510
GOVERNMENT AND AGENCY OBLIGATIONS 0.8%
Commercial Mortgage-Backed Securities 0.5%
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 1.56%, (1M US LIBOR +/- MBS spread), 02/25/20 (b) (o)	774	775
Sovereign 0.3%
Saudi Arabia Government International Bond
3.63%, 03/04/28 (f) (g)	250	247
4.63%, 10/04/47 (f) (g)	150	151
		398
Total Government And Agency Obligations (cost $1,170)		1,173
PREFERRED STOCKS 0.2%
Energy 0.2%
NuStar Logistics LP, 7.63%, 01/15/43	14	355
Total Preferred Stocks (cost $384)		355
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (i) (l) (p)	3,156	—
Quicksilver Resources Inc. Escrow (i) (l) (p)	844	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.4%
Energy 0.4%
Chaparral Energy Inc. (a) (i)	—	3
Chaparral Energy Inc. - Class A (i)	20	464

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Chaparral Energy Inc. - Class B (i) (n)	4	97
Total Common Stocks (cost $746)		564
INVESTMENT COMPANIES 2.2%
Kayne Anderson MLP Investment Co.	8	141
SPDR Barclays High Yield Bond ETF	86	3,210
Total Investment Companies (cost $3,454)		3,351
SHORT TERM INVESTMENTS 6.0%
Investment Companies 6.0%
JNL Government Money Market Fund - Institutional Class, 0.89% (q) (r)	9,001	9,001
Total Short Term Investments (cost $9,001)		9,001
Total Investments 103.9% (cost $155,550)		157,269
Total Securities Sold Short (2.9)% (proceeds $4,269)		(4,324)
Other Derivative Instruments (0.0)%		(64)
Other Assets and Liabilities, Net (1.0)%		(1,488)
Total Net Assets 100.0%		$151,393

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $38,947 and 25.7%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(h) Perpetual security.

(i) Non-income producing security.

(j) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 0.7% of the Fund’s net assets.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) This variable rate senior loan will settle after September 30, 2017. The reference rate and spread presented will go into effect upon settlement.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) The variable rate for this government and agency mortgage-backed security (“MBS”) is determined by a formula in the security's offering documents. The rate is affected by the MBS pass-through rate which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation.

(p) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (2.9%)
CORPORATE BONDS AND NOTES (2.9%)
Consumer Discretionary (0.9%)
AutoZone Inc.
3.25%, 04/15/25	(1,300)	$(1,289)
	Shares/Par†	Value
Information Technology (1.0%)
eBay Inc.
3.45%, 08/01/24	(1,500)	(1,526)
Real Estate (1.0%)
Simon Property Group LP
3.30%, 01/15/26	(1,500)	(1,509)
Total Corporate Bonds And Notes (proceeds $4,269)		(4,324)
Total Securities Sold Short (2.9%) (proceeds $4,269)		$(4,324)

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Eagle Holding Co. II LLC, 8.38%, 05/15/22	04/28/17	$140	$145	0.1%
Halcon Resources Corp., 12.00%, 02/15/22	12/29/15	374	296	0.2
Mexichem SAB de CV, 5.50%, 01/15/48	09/28/17	418	421	0.3
Pilgrim's Pride Corp., 5.88%, 09/30/27	09/27/17	301	308	0.2
Saudi Arabia Government International Bond, 3.63%, 03/04/28	09/28/17	247	247	0.1
Saudi Arabia Government International Bond, 4.63%, 10/04/47	09/28/17	149	151	0.1
		$1,629	$1,568	1.0%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Euro FX Currency	(8)	December 2017	(1,194)	$(2)	$7
U.S. Treasury Long Bond	(35)	December 2017	(5,441)	(1)	93
U.S. Treasury Note, 10-Year	(238)	December 2017	(30,214)	56	389
U.S. Treasury Note, 2-Year	(44)	January 2018	(9,518)	6	27
U.S. Treasury Note, 5-Year	(168)	December 2017	(19,916)	28	176
Ultra 10-Year U.S. Treasury Note	22	December 2017	2,994	(4)	(39)
Ultra Long Term U.S. Treasury Bond	(14)	December 2017	(2,360)	(6)	48
				$77	$701

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
CDX.NA.IG.29, pays quarterly	1.00%	09/20/22	7,500	$(164)	$(4)	$(7)
				$(164)	$(4)	$(7)

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
Capital One Bank USA Corp., 2.25%, 02/13/19, pays quarterly	JPM	N/A	1.00%	12/20/22	$2,500	$(89)	$(85)	$(4)
International Business Machines Corp., 1.63%, 05/15/20, pays quarterly	CGM	N/A	1.00	12/20/22	4,000	(123)	(124)	1
L Brands Inc., 8.50%, 06/15/19, pays quarterly	JPM	N/A	1.00	12/20/22	1,500	99	112	(13)
Marriott International Inc., 3.00%, 03/01/19, pays quarterly	CGM	N/A	1.00	12/20/22	2,500	(81)	(77)	(4)
Quest Diagnostics Inc., 2.50%, 03/20/20, pays quarterly	JPM	N/A	1.00	12/20/22	2,000	(62)	(67)	5
Staples Inc., 2.75%, 01/12/18, pays quarterly	CGM	N/A	1.00	03/20/18	3,000	(10)	(7)	(3)
					$15,500	$(266)	$(248)	$(18)
Credit default swap agreements - sell protection[2]
Citigroup Inc., 6.13%, 05/15/18, pays quarterly	JPM	0.49%	1.00%	12/20/22	$(2,500)	$64	$61	$3
Host Hotels & Resorts LP, 4.75%, 03/01/23, pays quarterly	CGM	0.47	1.00	12/20/22	(2,500)	66	63	3
					$(5,000)	$130	$124	$6

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 60.8%
Consumer Discretionary 9.9%
Adient Plc	173	$14,546
Amazon.com Inc. (a) (b)	33	31,344
ARAMARK Corp.	786	31,923
AutoZone Inc. (a)	24	14,100
Comcast Corp. - Class A	367	14,117
Home Depot Inc.	64	10,404
Liberty Global Plc - Class C (a)	248	8,103
Lowe's Cos. Inc.	85	6,824
Magna International Inc.	253	13,478
O'Reilly Automotive Inc. (a)	133	28,740
Relx Plc	440	9,653
Yum! Brands Inc.	361	26,533
		209,765
Consumer Staples 5.9%
British American Tobacco Plc	174	10,887
CVS Health Corp.	94	7,652
Dr. Pepper Snapple Group Inc.	337	29,830
Essity AB - Class B (a)	433	11,813
Kraft Heinz Foods Co.	73	5,678
Mondelez International Inc. - Class A	286	11,642
PepsiCo Inc.	73	8,097
Philip Morris International Inc.	328	36,460
Tyson Foods Inc. - Class A	55	3,851
		125,910
Energy 1.3%
Canadian Natural Resources Ltd.	537	17,987
Total SA (c)	185	9,952
		27,939
Financials 7.4%
Bank of New York Mellon Corp. (b)	874	46,345
Marsh & McLennan Cos. Inc.	709	59,409
PNC Financial Services Group Inc. (b)	163	21,966
State Street Corp.	174	16,589
Wells Fargo & Co. (b)	195	10,776
Willis Towers Watson Plc	17	2,581
		157,666
Health Care 15.6%
Abbott Laboratories	829	44,217
Aetna Inc.	121	19,250
Anthem Inc.	54	10,254
Becton Dickinson & Co.	221	43,388
Biogen Inc. (a) (b)	61	19,212
Bioverativ Inc. (a)	3	189
CIGNA Corp.	59	10,936
Danaher Corp. (b)	500	42,928
GlaxoSmithKline Plc	160	3,197
Humana Inc.	87	21,177
PerkinElmer Inc.	570	39,312
Perrigo Co. Plc	163	13,800
Thermo Fisher Scientific Inc.	102	19,334
UnitedHealth Group Inc. (b)	147	28,697
Zoetis Inc. - Class A (b)	236	15,034
		330,925
Industrials 4.5%
Equifax Inc.	115	12,167
Fortive Corp.	194	13,743
General Electric Co.	516	12,487
Johnson Controls International Plc	663	26,700
Middleby Corp. (a)	16	2,007
Pentair Plc	80	5,406
Roper Industries Inc.	62	15,197
Waste Connections Inc.	108	7,583
		95,290
Information Technology 12.5%
Alphabet Inc. - Class A (a)	5	4,674
Alphabet Inc. - Class C (a) (b)	37	35,633
Apple Inc. (b)	80	12,345
Fidelity National Information Services Inc.	316	29,539
	Shares/Par†	Value
Fiserv Inc. (a)	442	57,028
Intuit Inc.	74	10,528
MasterCard Inc. - Class A (b)	125	17,582
Microsoft Corp.	586	43,673
Symantec Corp.	270	8,873
Visa Inc. - Class A (b)	436	45,882
		265,757
Materials 0.6%
Ball Corp.	316	13,036
Real Estate 1.1%
American Tower Corp. (b)	67	9,169
SBA Communications Corp. (a)	104	15,013
		24,182
Utilities 2.0%
DTE Energy Co.	48	5,124
PG&E Corp.	553	37,683
		42,807
Total Common Stocks (cost $1,163,928)		1,293,277
TRUST PREFERRED 0.2%
Utilities 0.2%
SCE Trust II, 5.10%, (callable at 25 beginning 03/15/18) (c) (d)	—	7
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (c) (d)	8	229
SCE Trust IV, 5.38%, (callable at 25 beginning 09/15/25) (c) (d)	78	2,106
SCE Trust V, 5.45%, (callable at 25 beginning 03/15/26) (c) (d)	25	697
SCE Trust VI, 5.00%, (callable at 25 beginning 06/26/22) (d)	50	1,269
Total Trust Preferreds (cost $4,075)		4,308
PREFERRED STOCKS 2.8%
Financials 0.4%
Charles Schwab Corp., 5.95%, (callable at 100 beginning 06/01/21) (d)	4	109
Charles Schwab Corp. - Series C, 6.00%, (callable at 25 beginning 12/01/20) (d)	75	2,035
State Street Corp. - Series S, 6.00%, (callable at 25 beginning 12/15/19) (d)	17	444
U.S. Bancorp - Series F, 6.50%, (callable at 25 beginning 01/15/22) (d)	25	729
Wells Fargo & Co. - Series L, 7.50% (d) (e)	3	4,278
		7,595
Health Care 0.9%
Becton Dickinson & Co. - Series A, 6.13%, 05/01/20 (e)	358	19,795
Real Estate 0.9%
American Tower Corp., 5.50%, 02/15/18 (e)	98	11,953
Crown Castle International Corp. - Series A, 6.88%, 08/01/20 (e)	7	7,317
		19,270
Utilities 0.6%
Alabama Power Co. - Series A, 5.00%, (callable at 25 begininng 10/01/22) (d)	55	1,418
DTE Energy Co., 6.50%, 10/01/19 (c) (e)	149	8,090
NextEra Energy Inc., 6.12%, 09/01/19 (e)	55	3,036
		12,544
Total Preferred Stocks (cost $55,226)		59,204
INVESTMENT COMPANIES 0.1%
T. Rowe Price Institutional Floating Rate Fund (f)	114	1,145
Total Investment Companies (cost $1,169)		1,145
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Continental Airlines Inc. Pass-Through Trust
Series 2012-A-1, 4.15%, 04/11/24	16	17
DB Master Finance LLC
Series 2015-A2I-1A, 3.26%, 02/20/19 (g)	93	92
Taco Bell Funding LLC
Series 2016-A2I-1A, 3.83%, 05/26/20 (g)	906	922
US Airways Pass-Through Trust
Series 2012-B-2, 6.75%, 06/03/21	140	153
Series 2012-PTT-2A, 4.63%, 06/03/25	391	420
Series 2013-A-1, 3.95%, 11/15/25	237	247

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Wendys Funding LLC
Series 2015-A2I-1A, 3.37%, 06/15/45 (g)	196	197
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,019)		2,048
CORPORATE BONDS AND NOTES 20.2%
Consumer Discretionary 5.1%
Amazon.com Inc.
2.60%, 12/05/19	2,965	3,015
ARAMARK Services Inc.
5.00%, 04/01/25 (g)	5,735	6,146
AutoZone Inc.
1.63%, 04/21/19	945	939
2.50%, 04/15/21	590	588
CCO Holdings LLC
5.25%, 03/15/21	650	669
5.25%, 09/30/22	3,000	3,092
5.13%, 02/15/23	2,600	2,684
5.13%, 05/01/23 (g)	475	495
5.75%, 09/01/23 - 01/15/24	4,315	4,483
5.88%, 04/01/24 (g)	2,175	2,308
5.00%, 02/01/28 (g)	2,165	2,165
Cedar Fair LP
5.38%, 06/01/24	2,515	2,643
5.38%, 04/15/27 (g)	520	547
Cequel Communications Escrow I LLC
6.38%, 09/15/20 (g)	2,703	2,762
Charter Communications Operating LLC
3.58%, 07/23/20	1,275	1,309
DISH DBS Corp.
4.25%, 04/01/18	845	852
Dollar Tree Inc.
5.75%, 03/01/23	4,125	4,358
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	2,100	2,140
KFC Holding Co.
5.00%, 06/01/24 (g)	850	894
5.25%, 06/01/26 (g)	1,580	1,673
4.75%, 06/01/27 (g)	5,635	5,810
Lamar Media Corp.
5.88%, 02/01/22	450	464
Limited Brands Inc.
8.50%, 06/15/19	4,185	4,601
McDonald's Corp.
2.10%, 12/07/18	85	85
Netflix Inc.
5.88%, 02/15/25	1,795	1,967
4.38%, 11/15/26 (c) (g)	5,210	5,234
Service Corp. International
5.38%, 05/15/24	3,065	3,257
Sirius XM Radio Inc.
6.00%, 07/15/24 (g)	4,130	4,443
Tesla Inc.
5.30%, 08/15/25 (c) (g)	5,970	5,832
Time Warner Cable Inc.
6.75%, 07/01/18	2,750	2,848
Unitymedia Hessen GmbH & Co. KG
5.50%, 01/15/23 (g)	6,570	6,795
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (g)	4,425	4,723
Yum! Brands Inc.
6.25%, 03/15/18	2,620	2,675
5.30%, 09/15/19 (c)	1,890	1,993
3.88%, 11/01/20	2,350	2,424
3.75%, 11/01/21 (c)	6,601	6,799
3.88%, 11/01/23 (c)	2,230	2,227
6.88%, 11/15/37	1,085	1,190
5.35%, 11/01/43 (c)	750	710
		107,839
Consumer Staples 0.4%
B&G Foods Inc.
4.63%, 06/01/21	825	841
Kroger Co.
2.00%, 01/15/19	1,120	1,121
	Shares/Par†	Value
PepsiCo Inc.
1.25%, 04/30/18	370	370
Philip Morris International Inc.
1.74%, (3M US LIBOR + 0.42%), 02/21/20 (h)	1,280	1,285
2.00%, 02/21/20	1,300	1,303
2.63%, 02/18/22 (c)	1,610	1,625
Spectrum Brands Inc.
6.63%, 11/15/22	1,015	1,057
6.13%, 12/15/24 (c)	1,350	1,446
TreeHouse Foods Inc.
6.00%, 02/15/24 (g)	200	214
		9,262
Energy 1.1%
Canadian Natural Resources Ltd.
1.75%, 01/15/18	550	550
Chevron Corp.
1.37%, 03/02/18	1,750	1,750
Concho Resources Inc.
5.50%, 10/01/22 - 04/01/23	9,000	9,248
Diamondback Energy Inc.
4.75%, 11/01/24	1,525	1,557
Enbridge Energy Partners LP
6.50%, 04/15/18	75	77
EQT Corp.
6.50%, 04/01/18	550	562
8.13%, 06/01/19	180	197
Matador Resources Co.
6.88%, 04/15/23	1,275	1,349
Range Resources Corp.
5.00%, 08/15/22 - 03/15/23 (g)	3,865	3,850
4.88%, 05/15/25	1,365	1,340
Targa Resources Partners LP
4.13%, 11/15/19	160	162
5.25%, 05/01/23	1,225	1,252
4.25%, 11/15/23	1,990	1,970
		23,864
Financials 3.0%
Altice US Finance I Corp.
5.38%, 07/15/23 (g)	600	634
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	630	632
2.57%, (3M US LIBOR + 1.26%), 02/01/21 (h)	1,400	1,446
2.65%, 02/01/21	1,035	1,051
3.30%, 02/01/23	1,875	1,939
Bank of New York Mellon Corp.
4.63%, (callable at 100 beginning 09/20/26) (d)	1,225	1,245
4.95%, (callable at 100 beginning 06/20/20) (d)	3,075	3,196
Caterpillar Financial Services Corp.
1.25%, 11/06/17 (c)	1,140	1,140
2.25%, 12/01/19 (c)	1,935	1,948
CNH Capital LLC
3.63%, 04/15/18	3,575	3,593
CNH Industrial Capital LLC
3.88%, 07/16/18	700	708
Ford Motor Credit Co. LLC
1.72%, 12/06/17	650	650
1.89%, (3M US LIBOR + 0.57%), 12/06/17 (h)	2,625	2,626
2.15%, 01/09/18	1,500	1,501
5.00%, 05/15/18	1,525	1,555
2.38%, 03/12/19	3,475	3,490
2.60%, 11/04/19	4,525	4,560
HUB International Ltd.
7.88%, 10/01/21 (g)	5,195	5,406
Marsh & McLennan Cos. Inc.
2.35%, 03/06/20	440	443
2.75%, 01/30/22	710	717
3.30%, 03/14/23	1,205	1,246
MSCI Inc.
5.25%, 11/15/24 (g)	2,475	2,640
5.75%, 08/15/25 (g)	1,675	1,829
PNC Financial Services Group Inc.
5.00%, (callable at 100 beginning 11/01/26) (d)	3,785	3,972
Reckitt Benckiser Treasury Services Plc
1.89%, (3M US LIBOR + 0.56%), 06/24/22 (g) (h)	3,145	3,157

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Shell International Finance BV
1.76%, (3M US LIBOR + 0.45%), 05/11/20 (h)	465	468
State Street Corp.
5.25%, (callable at 100 beginning 09/15/20) (d)	2,150	2,263
Trinity Acquisition Plc
4.40%, 03/15/26	2,530	2,684
US Bancorp
5.30%, (callable at 100 beginning 04/15/27) (d)	2,995	3,265
Ziggo Secured Finance BV
5.50%, 01/15/27 (g)	4,550	4,665
		64,669
Health Care 2.9%
Becton Dickinson & Co.
2.68%, 12/15/19	854	864
2.35%, (3M US LIBOR + 1.03%), 06/06/22 (h)	2,765	2,775
3.36%, 06/06/24	2,810	2,836
Centene Corp.
5.63%, 02/15/21	6,779	7,053
4.75%, 05/15/22	2,465	2,578
6.13%, 02/15/24	3,495	3,779
4.75%, 01/15/25	2,200	2,282
Eli Lilly & Co.
1.25%, 03/01/18	745	744
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21 (g)	380	417
HCA Inc.
3.75%, 03/15/19	1,200	1,225
4.25%, 10/15/19 (c)	2,985	3,089
6.50%, 02/15/20	10,696	11,645
Hologic Inc.
5.25%, 07/15/22	6,245	6,548
Johnson & Johnson
1.13%, 11/21/17	695	695
Medtronic Global Holdings SCA
1.70%, 03/28/19	2,375	2,373
3.35%, 04/01/27	945	969
Medtronic Inc.
1.50%, 03/15/18	2,380	2,381
2.50%, 03/15/20	985	1,000
Pfizer Inc.
1.20%, 06/01/18	4,503	4,499
Teleflex Inc.
4.88%, 06/01/26	275	285
Thermo Fisher Scientific Inc.
3.20%, 08/15/27	1,710	1,687
UnitedHealth Group Inc.
1.40%, 12/15/17	1,815	1,815
Universal Health Services Inc.
3.75%, 08/01/19 (g)	190	194
		61,733
Industrials 0.6%
3M Co.
2.25%, 03/15/23	1,920	1,920
2.88%, 10/15/27	2,400	2,390
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (c)	2,585	2,650
Fortive Corp.
1.80%, 06/15/19	105	105
IHS Markit Ltd.
5.00%, 11/01/22 (g)	3,940	4,252
Lennox International Inc.
3.00%, 11/15/23	340	340
Manitowoc Foodservice Inc.
9.50%, 02/15/24	150	172
Moog Inc.
5.25%, 12/01/22 (g)	525	549
Xylem Inc.
4.88%, 10/01/21	125	136
3.25%, 11/01/26	250	249
		12,763
Information Technology 2.2%
Amphenol Corp.
2.20%, 04/01/20	1,000	998
3.20%, 04/01/24	500	504
	Shares/Par†	Value
Apple Inc.
1.50%, 09/12/19	5,975	5,963
Fiserv Inc.
2.70%, 06/01/20	3,825	3,869
Harris Corp.
2.00%, 04/27/18 (c)	570	570
Microsoft Corp.
3.30%, 02/06/27	17,345	17,981
NXP BV
3.75%, 06/01/18 (g)	11,025	11,121
4.13%, 06/15/20 (g)	200	209
Visa Inc.
1.20%, 12/14/17	5,765	5,767
		46,982
Materials 0.7%
Cytec Industries Inc.
3.95%, 05/01/25	1,255	1,289
Ecolab Inc.
2.00%, 01/14/19	1,585	1,589
Reynolds Group Holdings Inc.
6.88%, 02/15/21	259	266
Reynolds Group Issuer Inc.
5.75%, 10/15/20	5,911	6,013
4.80%, (3M US LIBOR + 3.50%), 07/15/21 (g) (h)	3,425	3,493
5.13%, 07/15/23 (g)	1,340	1,396
		14,046
Real Estate 1.5%
American Tower Corp.
3.30%, 02/15/21	1,800	1,842
CBRE Services Inc.
5.00%, 03/15/23	1,075	1,111
Crown Castle International Corp.
4.88%, 04/15/22	3,950	4,288
5.25%, 01/15/23	8,550	9,477
Iron Mountain Inc.
4.38%, 06/01/21 (g)	1,020	1,054
6.00%, 08/15/23	2,600	2,753
5.75%, 08/15/24	3,590	3,701
SBA Communications Corp.
4.88%, 07/15/22	6,462	6,676
		30,902
Telecommunication Services 1.2%
Level 3 Financing Inc.
5.38%, 08/15/22	1,775	1,826
5.63%, 02/01/23	1,650	1,699
SBA Communications Corp.
4.88%, 09/01/24	9,425	9,719
T-Mobile USA Inc.
6.84%, 04/28/23	1,200	1,268
Verizon Communications Inc.
2.32%, (3M US LIBOR + 1.00%), 03/16/22 (h)	3,100	3,142
3.13%, 03/16/22	3,500	3,585
Virgin Media Finance Plc
6.00%, 10/15/24 (g)	3,050	3,199
Virgin Media Secured Finance Plc
5.25%, 01/15/26 (g)	1,800	1,878
		26,316
Utilities 1.5%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20	1,255	1,266
CMS Energy Corp.
8.75%, 06/15/19	50	55
Dominion Resources Inc.
2.96%, 07/01/19 (i)	170	172
DTE Energy Co.
3.80%, 03/15/27	5,700	5,871
Edison International
2.13%, 04/15/20	3,100	3,100
NiSource Finance Corp.
3.49%, 05/15/27	4,160	4,211
4.38%, 05/15/47	2,685	2,816
NSTAR Electric Co.
3.20%, 05/15/27 (c)	2,265	2,274

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Pacific Gas & Electric Co.
3.30%, 03/15/27	3,310	3,376
Southern California Gas Co.
3.20%, 06/15/25	1,475	1,510
Southern Co.
1.55%, 07/01/18	1,930	1,928
1.85%, 07/01/19	620	619
Virginia Electric & Power Co.
3.15%, 01/15/26	1,895	1,915
3.50%, 03/15/27	2,455	2,546
		31,659
Total Corporate Bonds And Notes (cost $424,598)		430,035
SENIOR LOAN INTERESTS 1.3%
Consumer Discretionary 0.1%
Charter Communications Operating LLC
Term Loan E, 3.24%, (3M LIBOR + 2.00%), 07/01/20 (h)	1,229	1,233
Term Loan F, 3.24%, (3M LIBOR + 2.00%), 01/03/21 (h)	591	593
Dollar Tree Inc.
Term Loan B-2, 4.25%, 07/06/22	75	76
Kasima LLC
Term Loan B, 3.80%, (1Y LIBOR + 2.50%), 05/17/21 (h)	218	219
		2,121
Energy 0.2%
BCP Raptor LLC
Term Loan B, 5.45%, (3M LIBOR + 4.25%), 06/06/24 (h)	3,425	3,447
Financials 0.6%
HUB International Ltd.
Term Loan B, 4.51%, (3M LIBOR + 3.00%), 09/16/20 (h)	12,013	12,087
Vantiv LLC
1st Lien Term Loan A-4, 0.00%, (3M LIBOR + 2.25%), 09/20/22 (h) (j)	1,420	1,421
		13,508
Health Care 0.2%
Change Healthcare Holdings Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 02/02/24 (h)	4,933	4,944
Prestige Brands Inc.
Term Loan B-5, 3.99%, (3M LIBOR + 2.75%), 01/20/24 (h)	173	174
		5,118
Industrials 0.1%
Welbilt Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 01/26/23 (h)	2,404	2,417
Information Technology 0.1%
Fiserv Inc.
Term Loan A, 2.49%, (3M LIBOR + 1.25%), 10/25/18 (h) (k)	260	259
	Shares/Par†	Value
Global Payments Inc.
1st Lien Term Loan A, 2.99%, (3M LIBOR + 1.75%), 05/02/22 (h)	1,525	1,527
		1,786
Total Senior Loan Interests (cost $28,156)		28,397
SHORT TERM INVESTMENTS 15.5%
Investment Companies 14.8%
JNL Government Money Market Fund - Institutional Class, 0.89% (f) (l)	5,048	5,048
T. Rowe Price Government Reserve Fund, 1.05% (f) (l)	310,132	310,132
		315,180
Securities Lending Collateral 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (l)	13,940	13,940
Total Short Term Investments (cost $329,120)		329,120
Total Investments 101.0% (cost $2,008,291)		2,147,534
Total Purchased Options 0.1% (cost $1,180)		1,385
Other Derivative Instruments (0.4)%		(8,563)
Other Assets and Liabilities, Net (0.7)%		(14,401)
Total Net Assets 100.0%		$2,125,955

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or portion of the security was on loan.

(d) Perpetual security.

(e) Convertible security.

(f) Investment in affiliate.

(g) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $101,195 and 4.8%, respectively.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(j) This variable rate senior loan will settle after September 30, 2017. The reference rate and spread presented will go into effect upon settlement.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Institutional Floating Rate Fund	1,115	37	—	36	—	(7)	1,145	0.1
	1,115	37	—	36	—	(7)	1,145	0.1

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Options on Securities
Altria Group Inc.	CGM	Call	67.50	06/15/18	47	$11
Altria Group Inc.	CGM	Call	67.50	06/15/18	48	11

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Altria Group Inc.	CGM	Call	65.00	03/16/18	48	12
Altria Group Inc.	CGM	Call	65.00	03/16/18	47	12
AT&T Inc.	GSC	Call	39.00	04/20/18	476	76
AT&T Inc.	GSC	Call	39.00	04/20/18	473	76
AT&T Inc.	GSC	Call	40.00	06/15/18	473	66
AT&T Inc.	GSC	Call	40.00	06/15/18	476	67
Comcast Corp.	CSI	Call	40.00	06/15/18	234	47
Comcast Corp.	CSI	Call	40.00	06/15/18	234	47
Consumer Discretionary Select Sector SPDR Fund	JPM	Call	95.00	03/16/18	473	50
Consumer Discretionary Select Sector SPDR Fund	JPM	Call	95.00	03/16/18	281	30
Consumer Discretionary Select Sector SPDR Fund	JPM	Call	95.00	06/15/18	281	56
Consumer Discretionary Select Sector SPDR Fund	JPM	Call	95.00	06/15/18	473	94
CVS Health Corp.	CGM	Call	85.00	05/18/18	47	15
CVS Health Corp.	CGM	Call	85.00	05/18/18	47	15
Dr Pepper Snapple Group Inc.	CGM	Call	95.00	05/18/18	47	10
Dr Pepper Snapple Group Inc.	CGM	Call	92.50	05/18/18	47	12
Financial Select Sector SPDR Fund	GSC	Call	26.00	03/16/18	473	48
Financial Select Sector SPDR Fund	GSC	Call	26.00	03/16/18	947	97
Financial Select Sector SPDR Fund	GSC	Call	26.00	06/15/18	1,420	189
Genuine Parts Co.	CGM	Call	90.00	05/18/18	5	4
Genuine Parts Co.	CGM	Call	90.00	05/18/18	19	17
Genuine Parts Co.	CGM	Call	90.00	05/18/18	24	21
JM Smucker Co.	CSI	Call	115.00	04/20/18	11	2
JM Smucker Co.	CSI	Call	115.00	04/20/18	5	1
JM Smucker Co.	CSI	Call	115.00	04/20/18	1	—
JM Smucker Co.	CSI	Call	115.00	04/20/18	78	16
Kraft Heinz Co.	CSI	Call	85.00	04/20/18	95	12
Kraft Heinz Co.	CSI	Call	85.00	04/20/18	5	1
Kraft Heinz Co.	CSI	Call	85.00	04/20/18	90	11
O'Reilly Automotive Inc.	CSI	Call	220.00	05/18/18	24	44
O'Reilly Automotive Inc.	CSI	Call	220.00	05/18/18	12	22
Synchrony Financial	CGM	Call	31.00	03/16/18	83	19
Synchrony Financial	CGM	Call	31.00	03/16/18	12	3
Sysco Corp.	CGM	Call	55.00	05/18/18	47	10
Verizon Communications Inc.	CGM	Call	50.00	06/15/18	236	49
Verizon Communications Inc.	CGM	Call	50.00	04/20/18	37	6
Verizon Communications Inc.	CGM	Call	50.00	04/20/18	236	40
Verizon Communications Inc.	CGM	Call	50.00	06/15/18	37	8
Wells Fargo & Co.	CSI	Call	55.00	05/18/18	43	14
Wells Fargo & Co.	CSI	Call	55.00	05/18/18	43	14
Wells Fargo & Co.	CSI	Call	55.00	06/15/18	86	30
						$1,385

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
MasterCard Inc.	Call	125.00	01/19/18	10	$(18)
MasterCard Inc.	Call	130.00	01/19/18	1	(1)
MasterCard Inc.	Call	120.00	01/19/18	8	(18)
MasterCard Inc.	Call	120.00	01/19/18	10	(22)
MasterCard Inc.	Call	120.00	01/19/18	3	(7)
					$(66)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Options on Securities
Alphabet Inc. - Class C	CGM	Call	900.00	01/19/18	11	$(89)
Alphabet Inc. - Class C	CGM	Call	920.00	01/19/18	10	(66)
Alphabet Inc. - Class C	CGM	Call	840.00	01/19/18	7	(101)
Alphabet Inc. - Class C	CGM	Call	900.00	01/19/18	7	(56)
Alphabet Inc. - Class C	CGM	Call	920.00	01/19/18	11	(72)
Alphabet Inc. - Class C	CGM	Call	940.00	01/19/18	10	(54)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Alphabet Inc. - Class C	CGM	Call	920.00	01/19/18	10	(66)
Alphabet Inc. - Class C	CGM	Call	920.00	01/19/18	6	(39)
Alphabet Inc. - Class C	CGM	Call	880.00	01/19/18	7	(68)
Alphabet Inc. - Class C	CGM	Call	880.00	01/19/18	10	(96)
Alphabet Inc. - Class C	CGM	Call	900.00	01/19/18	6	(48)
Alphabet Inc. - Class C	CGM	Call	880.00	01/19/18	7	(68)
Alphabet Inc. - Class C	CGM	Call	860.00	01/19/18	7	(89)
Alphabet Inc. - Class C	CGM	Call	900.00	01/19/18	7	(56)
Alphabet Inc. - Class C	CGM	Call	880.00	01/19/18	10	(96)
Alphabet Inc. - Class C	CGM	Call	860.00	01/19/18	7	(89)
Alphabet Inc. - Class C	CGM	Call	940.00	01/19/18	10	(54)
Alphabet Inc. - Class C	CGM	Call	940.00	01/19/18	10	(54)
Alphabet Inc. - Class C	CGM	Call	840.00	01/19/18	7	(101)
Alphabet Inc. - Class C	CGM	Call	940.00	01/19/18	6	(32)
Alphabet Inc. - Class C	DUB	Call	900.00	01/19/18	9	(73)
Alphabet Inc. - Class C	DUB	Call	900.00	01/19/18	7	(56)
Alphabet Inc. - Class C	DUB	Call	940.00	01/19/18	8	(43)
Alphabet Inc. - Class C	DUB	Call	900.00	01/19/18	11	(89)
Alphabet Inc. - Class C	DUB	Call	900.00	01/19/18	11	(89)
Alphabet Inc. - Class C	DUB	Call	880.00	01/19/18	10	(96)
Alphabet Inc. - Class C	DUB	Call	920.00	01/19/18	8	(53)
Alphabet Inc. - Class C	DUB	Call	940.00	01/19/18	7	(38)
Alphabet Inc. - Class C	DUB	Call	920.00	01/19/18	9	(59)
Alphabet Inc. - Class C	DUB	Call	920.00	01/19/18	7	(46)
Alphabet Inc. - Class C	DUB	Call	940.00	01/19/18	8	(43)
Alphabet Inc. - Class C	DUB	Call	920.00	01/19/18	8	(53)
Amazon.com Inc.	CGM	Call	1,000.00	01/19/18	18	(64)
Amazon.com Inc.	DUB	Call	950.00	01/19/18	16	(94)
Amazon.com Inc.	DUB	Call	1,080.00	01/19/18	33	(46)
Amazon.com Inc.	DUB	Call	1,100.00	01/19/18	34	(36)
Amazon.com Inc.	DUB	Call	950.00	01/19/18	16	(94)
Amazon.com Inc.	DUB	Call	950.00	01/19/18	16	(94)
Amazon.com Inc.	DUB	Call	1,000.00	01/19/18	18	(64)
Amazon.com Inc.	DUB	Call	950.00	01/19/18	17	(100)
American Tower Corp.	CGM	Call	120.00	01/19/18	126	(229)
American Tower Corp.	CGM	Call	115.00	01/19/18	126	(289)
Apple Inc.	CGM	Call	180.00	01/19/18	243	(28)
Apple Inc.	CGM	Call	175.00	01/19/18	242	(42)
Bank of New York Mellon Corp.	CGM	Call	55.00	01/18/19	219	(85)
Bank of New York Mellon Corp.	CGM	Call	60.00	01/18/19	68	(14)
Bank of New York Mellon Corp.	CGM	Call	60.00	01/18/19	68	(14)
Bank of New York Mellon Corp.	CGM	Call	55.00	01/18/19	34	(13)
Bank of New York Mellon Corp.	CGM	Call	55.00	01/18/19	68	(26)
Bank of New York Mellon Corp.	CGM	Call	55.00	01/18/19	69	(27)
Bank of New York Mellon Corp.	CGM	Call	55.00	01/18/19	91	(35)
Bank of New York Mellon Corp.	CGM	Call	60.00	01/18/19	219	(47)
Bank of New York Mellon Corp.	CGM	Call	60.00	01/18/19	34	(7)
Bank of New York Mellon Corp.	CGM	Call	60.00	01/18/19	91	(19)
Biogen Inc.	CGM	Call	350.00	01/19/18	30	(50)
Biogen Inc.	CGM	Call	350.00	01/19/18	18	(30)
Danaher Corp.	CGM	Call	90.00	01/19/18	93	(10)
Danaher Corp.	CGM	Call	90.00	01/19/18	29	(3)
Danaher Corp.	DUB	Call	90.00	01/19/18	182	(20)
Danaher Corp.	DUB	Call	90.00	01/19/18	129	(14)
Danaher Corp.	DUB	Call	90.00	01/19/18	409	(45)
MasterCard Inc.	GSC	Call	140.00	01/19/18	220	(135)
MasterCard Inc.	GSC	Call	140.00	01/19/18	219	(135)
PNC Financial Services Group Inc.	CSI	Call	135.00	01/19/18	136	(70)
PNC Financial Services Group Inc.	CSI	Call	135.00	01/19/18	136	(70)
PNC Financial Services Group Inc.	CSI	Call	150.00	01/18/19	16	(10)
PNC Financial Services Group Inc.	CSI	Call	150.00	01/18/19	7	(4)
PNC Financial Services Group Inc.	CSI	Call	150.00	01/18/19	26	(16)
PNC Financial Services Group Inc.	CSI	Call	150.00	01/18/19	5	(3)
PNC Financial Services Group Inc.	CSI	Call	155.00	01/18/19	16	(8)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
PNC Financial Services Group Inc.	CSI	Call	155.00	01/18/19	7	(3)
PNC Financial Services Group Inc.	CSI	Call	155.00	01/18/19	26	(12)
PNC Financial Services Group Inc.	CSI	Call	155.00	01/18/19	5	(2)
PNC Financial Services Group Inc.	CSI	Call	145.00	01/18/19	7	(5)
PNC Financial Services Group Inc.	CSI	Call	140.00	01/18/19	15	(14)
PNC Financial Services Group Inc.	CSI	Call	140.00	01/18/19	5	(5)
PNC Financial Services Group Inc.	CSI	Call	140.00	01/18/19	26	(25)
PNC Financial Services Group Inc.	CSI	Call	140.00	01/18/19	7	(7)
PNC Financial Services Group Inc.	CSI	Call	145.00	01/18/19	16	(12)
PNC Financial Services Group Inc.	CSI	Call	145.00	01/18/19	5	(4)
PNC Financial Services Group Inc.	CSI	Call	145.00	01/18/19	26	(20)
PNC Financial Services Group Inc.	RBC	Call	135.00	01/19/18	135	(70)
UnitedHealth Group Inc.	RBC	Call	180.00	01/19/18	85	(162)
UnitedHealth Group Inc.	RBC	Call	180.00	01/19/18	58	(110)
UnitedHealth Group Inc.	RBC	Call	180.00	01/19/18	159	(302)
UnitedHealth Group Inc.	RBC	Call	180.00	01/19/18	30	(57)
Visa Inc.	CGM	Call	95.00	01/19/18	53	(61)
Visa Inc.	CGM	Call	95.00	01/19/18	53	(61)
Visa Inc.	CGM	Call	90.00	01/19/18	115	(184)
Visa Inc.	CGM	Call	95.00	01/19/18	268	(308)
Visa Inc.	CGM	Call	95.00	01/19/18	238	(274)
Visa Inc.	CGM	Call	95.00	01/19/18	268	(308)
Visa Inc.	CGM	Call	95.00	01/19/18	267	(307)
Visa Inc.	CGM	Call	105.00	01/19/18	38	(16)
Visa Inc.	CGM	Call	105.00	01/19/18	76	(32)
Visa Inc.	CGM	Call	105.00	01/19/18	151	(64)
Visa Inc.	CGM	Call	105.00	01/19/18	38	(16)
Visa Inc.	CGM	Call	90.00	01/19/18	152	(243)
Visa Inc.	CGM	Call	90.00	01/19/18	309	(494)
Visa Inc.	CGM	Call	105.00	01/19/18	113	(48)
Visa Inc.	CGM	Call	120.00	01/18/19	91	(38)
Visa Inc.	CGM	Call	115.00	01/18/19	19	(11)
Visa Inc.	CGM	Call	120.00	01/18/19	88	(37)
Visa Inc.	CGM	Call	120.00	01/18/19	113	(47)
Visa Inc.	CGM	Call	115.00	01/18/19	76	(45)
Visa Inc.	CGM	Call	105.00	01/18/19	19	(20)
Visa Inc.	CGM	Call	105.00	01/18/19	77	(80)
Visa Inc.	CGM	Call	110.00	01/18/19	20	(16)
Visa Inc.	CGM	Call	110.00	01/18/19	76	(60)
Wells Fargo & Co.	JPM	Call	65.00	01/19/18	596	(7)
Zoetis Inc.	DUB	Call	62.50	01/19/18	326	(101)
Zoetis Inc.	DUB	Call	65.00	01/19/18	326	(57)
Zoetis Inc.	DUB	Call	60.00	01/19/18	305	(147)
Zoetis Inc.	DUB	Call	60.00	01/19/18	305	(147)
Zoetis Inc.	GSC	Call	62.50	01/19/18	2	(1)
Zoetis Inc.	GSC	Call	62.50	01/19/18	19	(6)
Zoetis Inc.	GSC	Call	62.50	01/19/18	26	(8)
Zoetis Inc.	GSC	Call	60.00	01/19/18	2	(1)
Zoetis Inc.	GSC	Call	62.50	01/19/18	163	(51)
Zoetis Inc.	GSC	Call	60.00	01/19/18	26	(13)
Zoetis Inc.	GSC	Call	60.00	01/19/18	19	(9)
Zoetis Inc.	GSC	Call	60.00	01/19/18	163	(79)
Zoetis Inc.	GSC	Call	62.50	01/19/18	86	(27)
Zoetis Inc.	GSC	Call	60.00	01/19/18	86	(41)
						$(8,497)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/The Boston Company Equity Income Fund
COMMON STOCKS 98.8%
Consumer Discretionary 5.2%
Comcast Corp. - Class A	61	$2,339
Goodyear Tire & Rubber Co.	46	1,525
Las Vegas Sands Corp.	15	948
Nordstrom Inc. (a)	13	633
Omnicom Group Inc.	26	1,949
		7,394
Consumer Staples 6.0%
Coca-Cola Co.	42	1,910
Coca-Cola European Partners Plc	28	1,161
ConAgra Brands Inc.	43	1,437
Kellogg Co.	30	1,845
Kraft Heinz Foods Co.	15	1,146
Molson Coors Brewing Co. - Class B	14	1,128
		8,627
Energy 10.8%
EOG Resources Inc.	33	3,186
Hess Corp.	44	2,075
Occidental Petroleum Corp.	71	4,581
Phillips 66	39	3,571
Schlumberger Ltd.	30	2,113
		15,526
Financials 32.7%
Allstate Corp.	15	1,386
American Express Co.	17	1,547
American International Group Inc.	22	1,340
Ameriprise Financial Inc.	8	1,245
Bank of America Corp.	172	4,363
BB&T Corp.	31	1,449
Berkshire Hathaway Inc. - Class B (b)	28	5,136
Citigroup Inc.	81	5,899
Goldman Sachs Group Inc.	9	2,143
Hartford Financial Services Group Inc.	20	1,131
JPMorgan Chase & Co.	73	6,935
PNC Financial Services Group Inc.	22	2,942
Prudential Financial Inc.	19	2,021
SunTrust Banks Inc.	47	2,823
Synchrony Financial	81	2,526
U.S. Bancorp	36	1,943
Voya Financial Inc.	54	2,172
		47,001
Health Care 9.9%
Abbott Laboratories	27	1,445
Aetna Inc.	18	2,818
AmerisourceBergen Corp.	11	897
Bristol-Myers Squibb Co.	13	849
Gilead Sciences Inc.	13	1,058
Johnson & Johnson	24	3,074
Merck & Co. Inc.	39	2,471
UnitedHealth Group Inc.	8	1,527
		14,139
Industrials 7.6%
Delta Air Lines Inc.	22	1,085
Honeywell International Inc.	14	1,932
L3 Technologies Inc.	9	1,673
Raytheon Co.	15	2,894
United Technologies Corp.	29	3,343
		10,927
Information Technology 10.7%
Apple Inc.	13	1,937
Cisco Systems Inc.	149	5,008
Corning Inc.	63	1,887
Harris Corp.	9	1,228
Microchip Technology Inc.	12	1,073
Oracle Corp.	49	2,354
Texas Instruments Inc.	21	1,921
		15,408
Materials 7.8%
CF Industries Holdings Inc.	40	1,418
	Shares/Par†	Value
DowDuPont Inc.	45	3,107
Martin Marietta Materials Inc.	7	1,473
Newmont Mining Corp.	45	1,699
Packaging Corp. of America	17	1,900
Vulcan Materials Co.	13	1,594
		11,191
Real Estate 1.5%
Lamar Advertising Co. - Class A (a)	16	1,084
Uniti Group Inc. (a)	71	1,044
		2,128
Telecommunication Services 4.4%
AT&T Inc.	137	5,350
Vodafone Group Plc - ADR	36	1,023
		6,373
Utilities 2.2%
FirstEnergy Corp.	76	2,330
NRG Yield Inc. - Class C	41	783
		3,113
Total Common Stocks (cost $124,779)		141,827
INVESTMENT COMPANIES 0.5%
iShares Russell 1000 Value Index ETF	6	709
Total Investment Companies (cost $688)		709
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	887	887
Securities Lending Collateral 0.8%
Securities Lending Cash Collateral Fund LLC, 1.02% (c) (d)	1,206	1,206
Total Short Term Investments (cost $2,093)		2,093
Total Investments 100.7% (cost $127,560)		144,629
Other Assets and Liabilities, Net (0.7)%		(1,023)
Total Net Assets 100.0%		$143,606

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/The London Company Focused U.S. Equity Fund
COMMON STOCKS 96.4%
Consumer Discretionary 16.2%
Carnival Plc	76	$4,933
Dollar Tree Inc. (a)	88	7,617
Penske Automotive Group Inc.	93	4,407
Target Corp.	76	4,461
		21,418
Consumer Staples 8.4%
Altria Group Inc.	76	4,802
Colgate-Palmolive Co.	50	3,663
Spectrum Brands Holdings Inc.	24	2,581
		11,046
Financials 21.0%
Berkshire Hathaway Inc. - Class B (a)	55	10,143
BlackRock Inc.	15	6,688
Cincinnati Financial Corp.	13	975
MBIA Inc. (a)	456	3,967
Wells Fargo & Co.	107	5,930
		27,703
Health Care 4.0%
Eli Lilly & Co.	62	5,330
Industrials 30.1%
Deere & Co.	45	5,621
General Dynamics Corp.	32	6,651
General Electric Co.	79	1,916
Norfolk Southern Corp.	54	7,120
Old Dominion Freight Line Inc.	62	6,784
Orbital ATK Inc.	61	8,059
USG Corp. (a)	112	3,644
		39,795
Information Technology 7.9%
Apple Inc.	40	6,132
Citrix Systems Inc. (a)	56	4,313
		10,445
Materials 8.8%
Martin Marietta Materials Inc.	33	6,876
NewMarket Corp.	11	4,811
		11,687
Total Common Stocks (cost $101,256)		127,424
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 0.89% (b) (c)	4,682	4,682
Total Short Term Investments (cost $4,682)		4,682
Total Investments 99.9% (cost $105,938)		132,106
Other Assets and Liabilities, Net 0.1%		116
Total Net Assets 100.0%		$132,222

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/VanEck International Gold Fund (a)
COMMON STOCKS 99.4%
Financials 0.3%
First Mining Finance Corp. (b)	342	$185
Materials 99.1%
Agnico-Eagle Mines Ltd.	62	2,818
Alamos Gold Inc. - Class A	2	11
Alamos Gold Inc. - Class A	305	2,063
Argonaut Gold Inc. (b) (c)	518	1,018
Atacama Pacific Gold Corp. (b)	399	224
AuRico Metals Inc. (b)	641	647
Auryn Resources Inc. (b)	120	268
B2Gold Corp. (b)	1,359	3,806
Barrick Gold Corp.	66	1,068
Bear Creek Mining Corp. (b) (c)	328	539
Belo Sun Mining Corp. (b)	630	283
Bonterra Resources Inc. (b)	1,334	433
Brio Gold Inc. (b)	225	364
Cardinal Resources Ltd. (b) (c)	1,731	966
Columbus Gold Corp. (b)	573	298
Continental Gold Inc. (b)	737	1,784
Corvus Gold Inc. (b)	117	78
Corvus Gold Inc. (b)	147	94
Detour Gold Corp. (b)	29	314
Eastmain Resources Inc. (b) (c)	633	160
Eldorado Gold Corp.	405	888
Evolution Mining Ltd.	1,368	2,370
Fortuna Silver Mines Inc. (b)	63	276
Fresnillo Plc	135	2,542
Gold Road Resources Ltd. (b) (c)	2,757	1,543
Gold Standard Ventures Corp. (b) (c)	173	280
Goldcorp Inc.	117	1,521
Guyana Goldfields Inc. (b)	292	978
Iamgold Corp. (b)	320	1,952
Kinross Gold Corp. (b)	440	1,866
Kirkland Lake Gold Inc.	169	2,178
Klondex Mines Ltd. (b)	372	1,357
Leagold Mining Corp. (b) (c)	313	790
Liberty Gold Corp. (b) (c)	745	287
Lundin Gold Inc. (b)	76	310
MAG Silver Corp. (b)	41	463
Midas Gold Corp. (b)	280	146
New Gold Inc. (b)	424	1,572
New Gold Inc. (b)	30	112
Newcastle Gold Ltd. (b)	401	260
Newcrest Mining Ltd.	79	1,296
Newmont Mining Corp.	77	2,885
Northern Star Resources Ltd.	273	1,057
NovaGold Resources Inc. (b) (c)	105	433
OceanaGold Corp	183	553
Orezone Gold Corp. (b)	901	462
Osisko Mining Inc. (b) (d)	160	563
Osisko Mining Inc. (b)	12	42
Otis Gold Corp. (b)	405	104
Pan American Silver Corp. (c)	34	580
Premier Gold Mines Ltd. (b)	217	621
	Shares/Par†	Value
Pretium Resources Inc. (b) (c)	76	704
Randgold Resources Ltd. - ADR	20	1,992
Roxgold Inc. (b) (d)	707	703
Roxgold Inc. (b)	235	234
Royal Gold Inc.	23	1,944
Rye Patch Gold Corp. (b)	1,707	253
Sabina Gold & Silver Corp. (b)	866	1,534
Saracen Mineral Holdings Ltd. (b)	584	604
SEMAFO Inc. (b)	259	685
Sulliden Mining Capital Inc. (b)	54	12
TMAC Resources Inc. (b) (c)	116	945
Torex Gold Resources Inc. (b)	115	1,794
West African Resources Ltd. (b) (e) (f) (g)	972	229
Wheaton Precious Metals Corp.	66	1,258
Yamana Gold Inc. (c)	202	534
Yamana Gold Inc. (c)	136	361
		61,309
Total Common Stocks (cost $54,683)		61,494
WARRANTS 0.0%
Pilot Gold Inc. (b)	192	12
Total Warrants (cost $21)		12
SHORT TERM INVESTMENTS 5.2%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (h) (i)	558	558
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 0.92% (i)	108	108
		666
Securities Lending Collateral 4.1%
Securities Lending Cash Collateral Fund LLC, 1.02% (h) (i)	2,565	2,565
Total Short Term Investments (cost $3,231)		3,231
Total Investments 104.6% (cost $57,935)		64,737
Other Assets and Liabilities, Net (4.6)%		(2,833)
Total Net Assets 100.0%		$61,904

(a) Consolidated Schedule of Investments.

(b) Non-income producing security.

(c) All or portion of the security was on loan.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $1,266 and 2.0%, respectively.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
West African Resources Ltd.	06/23/17	$234	$229	0.4%
		$234	$229	0.4%

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/WCM Focused International Equity Fund
COMMON STOCKS 90.9%
Australia 4.4%
CSL Ltd.	555	$58,318
Brazil 2.0%
Raia Drogasil SA	1,150	27,210
Canada 3.6%
Canadian Pacific Railway Co.	287	48,227
China 7.4%
Ctrip.com International Ltd. - ADR (a)	720	37,992
Tencent Holdings Ltd.	1,387	60,094
		98,086
Denmark 8.0%
Chr Hansen Holding A/S	435	37,403
Coloplast A/S - Class B	432	35,087
Novozymes A/S - Class B	669	34,361
		106,851
France 7.7%
Cie Generale d'Optique Essilor International SA	234	29,027
Hermes International SCA	58	29,257
LVMH Moet Hennessy Louis Vuitton SE	160	44,352
		102,636
Germany 2.4%
Adidas AG	141	31,996
Hong Kong 2.3%
AIA Group Ltd.	4,089	30,283
India 3.5%
HDFC Bank Ltd. - ADR	481	46,369
Ireland 6.1%
Accenture Plc - Class A	359	48,549
ICON Plc (a)	290	33,004
		81,553
Italy 3.9%
Ferrari NV	265	29,347
Luxottica Group SpA	415	23,226
		52,573
Japan 5.8%
Keyence Corp.	102	54,169
Sysmex Corp.	370	23,654
		77,823
	Shares/Par†	Value
Mexico 2.3%
Wal-Mart de Mexico SAB de CV	13,396	30,676
Netherlands 2.2%
Core Laboratories NV (b)	293	28,871
Russian Federation 2.8%
Yandex NV - Class A (a)	1,120	36,915
South Korea 0.7%
Amorepacific Corp.	43	9,748
Spain 1.3%
Inditex SA	458	17,302
Sweden 3.1%
Atlas Copco AB - Class A	965	40,937
Switzerland 3.6%
Nestle SA	575	48,194
Taiwan 3.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,216	45,668
United Kingdom 10.5%
Compass Group Plc	2,204	46,725
Experian Plc	2,180	43,740
Reckitt Benckiser Group Plc	535	48,793
		139,258
United States of America 3.9%
Chubb Ltd.	366	52,105
Total Common Stocks (cost $964,205)		1,211,599
SHORT TERM INVESTMENTS 10.7%
Investment Companies 8.7%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	115,301	115,301
Securities Lending Collateral 2.0%
Securities Lending Cash Collateral Fund LLC, 1.02% (c) (d)	26,863	26,863
Total Short Term Investments (cost $142,164)		142,164
Total Investments 101.6% (cost $1,106,369)		1,353,763
Other Assets and Liabilities, Net (1.6)%		(20,805)
Total Net Assets 100.0%		$1,332,958

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Currency Abbreviations:

AED - United Arab Emirates Dirham	EGP - Egyptian Pound	MAD - Moroccan Dirham	THB - Thai Baht
ARS - Argentine Peso	EUR - European Currency Unit (Euro)	MXN - Mexican Peso	TRY - New Turkish Lira
AUD - Australian Dollar	GBP - British Pound	NOK - Norwegian Krone	UGX - Uganda Shilling
BHD - Bahraini Dinar	GEL - Georgian Lari	NZD - New Zealand Dollar	USD - United States Dollar
BRL - Brazilian Real	HKD - Hong Kong Dollar	OMR - Omani Rial	UYU - Uruguayan Peso
CAD - Canadian Dollar	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
CHF - Swiss Franc	IDR - Indonesian Rupiah	PHP - Philippine Peso
CLP - Chilean Peso	ILS - Israeli New Shekel	PLN - Polish Zloty
CNH - Chinese Offshore Yuan	INR - Indian Rupee	RSD - Serbian Dinar
CNY - Chinese Yuan	ISK - Icelandic Krona - Onshore	RUB - Russian Ruble
COP - Colombian Peso	JPY - Japanese Yen	SAR - Saudi Riyal
CZK - Czech Republic Korunas	KRW - Korean Won	SEK - Swedish Krona
DOP - Dominican Peso	KZT - Kazakh Tenge	SGD - Singapore Dollar

Abbreviations:

ADR - American Depositary Receipt	iTraxx - Group of international credit derivative indexes monitored
ASX - Australian Stock Exchange	by the International Index Company
AU - Australia	JSC - Joint Stock Company
CDX.EM - Credit Default Swap Index - Emerging Markets	JSE - Johannesburg Stock Exchange
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	LIBID - London Interbank Bid Rate
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	LIBOR - London Interbank Offer Rate
CLO - Collateralized Loan Obligation	LME - London Metal Exchange
CMT - Chartered Market Technician	MBS - Mortgage Backed Security
CPURNSA - CPI Consumers Index Non-Seasonally Adjusted	MCDX.NA - Municipal Credit Defualt Swap Index - North American
EAFE - Europe, Australia and Far East	MLP - Master Limited Partnership
ETF - Exchange Traded Fund	MSCI - Morgan Stanley Capital International
EU - European Union	NASDAQ - National Association of Securities Dealers Automated Quotations
Euribor - Europe Interbank Offered Rate	OAT - Obligations Assimilables du Tresor
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	PIK - Paid in Kind
with a term of 4.5 to 5.5 years	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
Euro-Bund - debt instrument issued by the Federal Republic of Germany	REMIC - Real Estate Mortgage Investment Conduit
with a term of 8.5 to 10.5 years	SGX - Singapore Exchange
Euro-OAT - debt instrument issued by the Republic of France	SPDR - Standard & Poor's Depositary Receipt
with a term of 8.5 to 10.5 years	SPI - Schedule Performance Index
Euro-Schatz - debt instrument issued by the Federal Republic of Germany	ULSD - Ultra Low Sulfur Diesel
with a term of 1.75 to 2.25 years	US - United States
FTSE - Financial Times and the London Stock Exchange
GB - United Kingdom

Counterparty Abbreviations:

APS - Amherst Pierpont Securities LLC	GSC - Goldman Sachs & Co.
BBP - Barclays Bank Plc	JPM - JPMorgan Chase Bank N.A.
BCL - Barclays Capital Inc.	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BMO - Bank of Montreal	MSC - Morgan Stanley & Co., Incorporated
BNP - BNP Paribas Securities	NSI - Nomura Securities International Inc.
BOA - Banc of America Securities LLC/Bank of America NA	RBC - Royal Bank of Canada
CCI - Citicorp Securities, Inc.	SCB - Standard Chartered Bank
CGM - Citigroup Global Markets	SGB - Societe Generale Bannon LLC
CIT - Citibank, Inc.	SIG - Susquehanna Investment Group
CSI - Credit Suisse Securities, LLC	SSB - State Street Brokerage Services, Inc.
DUB - Deutsche Bank Alex Brown Inc.	WFI - Wells Fargo Securities, Inc.
GSI - Goldman Sachs International	UBS - UBS Securities LLC

†   Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or notional. Futures are quoted in unrounded contracts.

"-" Amount rounds to less than one thousand or 0.05%.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

Short Term Investments in Affiliates

JNL Government Money Market Fund. Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC (“JNAM” or “Adviser”). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The following table details the investments held at September 30, 2017. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended September 30, 2017.

	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)	Percentage of Net Assets(%)
JNL Tactical ETF Moderate Fund	1,465	3,317	15	2.6
JNL Tactical ETF Moderate Growth Fund	2,498	3,990	20	1.4
JNL Tactical ETF Growth Fund	2,211	2,924	14	1.4
JNL/AQR Risk Parity Fund	6,098	6,159	29	17.9
JNL/BlackRock Global Long Short Credit Fund	34,900	—	37	—
JNL/DFA U.S. Small Cap Fund	661	996	2	0.8
JNL/DoubleLine Total Return Fund	219,341	21,433	489	0.9
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	43,022	38,345	102	9.5
JNL/Epoch Global Shareholder Yield Fund	—	1,871	7	4.0
JNL/FAMCO Flex Core Covered Call Fund	2,005	1,211	12	0.9
JNL/Lazard International Strategic Equity Fund	515	2,581	10	4.8
JNL/Neuberger Berman Currency Fund	7,190	541	36	0.6
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	2,273	2,902	13	19.4
JNL/Nicholas Convertible Arbitrage Fund	19,345	7,866	64	3.9
JNL/PPM America Long Short Credit Fund	11,292	9,001	54	5.9
JNL/T. Rowe Price Capital Appreciation Fund	3,189	5,048	23	0.2
JNL/The Boston Company Equity Income Fund	778	887	5	0.6
JNL/The London Company Focused U.S. Equity Fund	3,062	4,682	25	3.5
JNL/VanEck International Gold Fund	849	558	3	0.9
JNL/WCM Focused International Equity Fund	76,468	115,301	210	8.7

T. Rowe Price Government Reserve Fund. The Fund sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool which is an affiliate of the Fund’s Sub-Adviser. The following table details the investments held at September 30, 2017. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended September 30, 2017.

	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Capital Appreciation Fund	125,431	310,132	1,511	14.6

Securities Lending Cash Collateral Fund LLC. Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds' Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. The Fund receives income from the investment in the Securities Lending Cash Collateral Fund LLC which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the Securities Lending Cash Collateral Fund LLC during the period ended September 30, 2017.

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equities – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. For the Funds for which JPM Chase is the

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC. The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Security Valuation. Under the Jackson Variable Series Trust (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options, swap agreements and forward volatility agreements are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of September 30, 2017 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

JNL Tactical ETF Moderate Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Investment Companies	123,920	—	—	—	123,920
Short Term Investments	3,317	—	—	7,738	11,055
	127,237	—	—	7,738	134,975
JNL Tactical ETF Moderate Growth Fund
Assets - Securities
Investment Companies	276,638	—	—	—	276,638
Short Term Investments	3,990	—	—	23,335	27,325
	280,628	—	—	23,335	303,963
JNL Tactical ETF Growth Fund
Assets - Securities
Investment Companies	207,722	—	—	—	207,722
Short Term Investments	2,924	—	—	20,175	23,099
	210,646	—	—	20,175	230,821
JNL/AQR Risk Parity Fund
Assets - Securities
Government And Agency Obligations	—	13,682	—	—	13,682
Short Term Investments	13,392	5,865	—	—	19,257
	13,392	19,547	—	—	32,939
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	597	—	—	—	597
Open Forward Foreign Currency Contracts	—	80	—	—	80
OTC Total Return Swap Agreements	—	27	—	—	27
	597	107	—	—	704
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(558)	—	—	—	(558)
Open Forward Foreign Currency Contracts	—	(210)	—	—	(210)
OTC Total Return Swap Agreements	—	(8)	—	—	(8)
	(558)	(218)	—	—	(776)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

JNL/BlackRock Global Long Short Credit Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	1,111	152	—	—	1,263
Preferred Stocks	202	—	—	—	202
Investment Companies	227	—	—	—	227
Non-U.S. Government Agency Asset-Backed Securities	—	23,167	—	—	23,167
Corporate Bonds And Notes	—	124,687	—	—	124,687
Senior Loan Interests	—	35,940	1,789	—	37,729
Government And Agency Obligations	—	7,322	—	—	7,322
Short Term Investments	—	56,247	—	—	56,247
	1,540	247,515	1,789	—	250,844
Liabilities - Securities
Corporate Bonds And Notes	—	(30,586)	—	—	(30,586)
Government And Agency Obligations	—	(22,987)	—	—	(22,987)
	—	(53,573)	—	—	(53,573)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	217	—	—	—	217
Centrally Cleared Interest Rate Swap Agreements	—	60	—	—	60
Centrally Cleared Credit Default Swap Agreements	—	18	—	—	18
Exchange Traded Purchased Options	85	2	—	—	87
OTC Purchased Options	—	13	—	—	13
Open Forward Foreign Currency Contracts	—	959	—	—	959
OTC Credit Default Swap Agreements	—	357	—	—	357
OTC Contracts for Difference	—	11	—	—	11
OTC Total Return Swap Agreements	—	12	—	—	12
	302	1,432	—	—	1,734
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(86)	—	—	—	(86)
Centrally Cleared Interest Rate Swap Agreements	—	(17)	—	—	(17)
Centrally Cleared Credit Default Swap Agreements	—	(48)	—	—	(48)
Exchange Traded Written Options	(4)	—	—	—	(4)
Open Forward Foreign Currency Contracts	—	(949)	—	—	(949)
OTC Credit Default Swap Agreements	—	(1,185)	—	—	(1,185)
OTC Contracts for Difference	—	(72)	—	—	(72)
OTC Total Return Swap Agreements	—	(85)	—	—	(85)
	(90)	(2,356)	—	—	(2,446)
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	120,072	92	—	—	120,164
Short Term Investments	4,634	—	—	—	4,634
	124,706	92	—	—	124,798
JNL/DoubleLine Total Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	1,114,467	3,000	—	1,117,467
Government And Agency Obligations	—	1,191,614	—	—	1,191,614
Short Term Investments	21,433	—	—	—	21,433
	21,433	2,306,081	3,000	—	2,330,514
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets - Securities
Corporate Bonds And Notes	—	9,738	—	—	9,738
Senior Loan Interests	—	3,386	15,409	—	18,795
Government And Agency Obligations	—	267,689	1,577	—	269,266
Common Stocks
Cyprus	1,518	—	—	—	1,518
Iceland	11,350	—	—	—	11,350
Japan	—	4,109	—	—	4,109
Singapore	—	2,084	—	—	2,084
South Korea	—	6,160	—	—	6,160
Vietnam	4,006	—	—	—	4,006
Short Term Investments	38,345	38,447	—	—	76,792
	55,219	331,613	16,986	—	403,818
Liabilities - Securities
Government And Agency Obligations	—	(8,847)	—	—	(8,847)
	—	(8,847)	—	—	(8,847)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (continued)	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	117	—	—	—	117
Centrally Cleared Interest Rate Swap Agreements	—	1,881	—	—	1,881
Centrally Cleared Credit Default Swap Agreements	—	54	—	—	54
OTC Purchased Options	—	920	—	—	920
Open Forward Foreign Currency Contracts	—	3,927	—	—	3,927
OTC Interest Rate Swap Agreements	—	1,146	—	—	1,146
OTC Cross-Currency Swap Agreements	—	172	—	—	172
OTC Credit Default Swap Agreements	—	1,725	—	—	1,725
OTC Non-Deliverable Bond Forward Contracts	—	53	—	—	53
OTC Forward Volatility Agreements	—	28	—	—	28
	117	9,906	—	—	10,023
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(22)	—	—	—	(22)
Centrally Cleared Interest Rate Swap Agreements	—	(3,999)	—	—	(3,999)
Centrally Cleared Credit Default Swap Agreements	—	(286)	—	—	(286)
OTC Written Options	—	(146)	—	—	(146)
Open Forward Foreign Currency Contracts	—	(7,003)	—	—	(7,003)
OTC Interest Rate Swap Agreements	—	(1,643)	—	—	(1,643)
OTC Cross-Currency Swap Agreements	—	(39)	—	—	(39)
OTC Credit Default Swap Agreements	—	(2,885)	—	—	(2,885)
OTC Forward Volatility Agreements	—	(73)	—	—	(73)
	(22)	(16,074)	—	—	(16,096)
JNL/Epoch Global Shareholder Yield Fund
Assets - Securities
Common Stocks
Australia	—	1,012	—	—	1,012
Canada	2,413	—	—	—	2,413
France	—	3,692	—	—	3,692
Germany	—	3,923	—	—	3,923
Italy	—	1,208	—	—	1,208
Netherlands	753	—	—	—	753
Norway	—	914	—	—	914
Singapore	—	502	—	—	502
Spain	—	741	—	—	741
Sweden	—	384	—	—	384
Switzerland	—	1,982	—	—	1,982
Taiwan	294	—	—	—	294
United Kingdom	862	5,728	—	—	6,590
United States of America	19,833	—	—	—	19,833
Short Term Investments	1,871	—	—	412	2,283
	26,026	20,086	—	412	46,524
JNL/FAMCO Flex Core Covered Call Fund
Assets - Securities
Common Stocks	139,662	—	—	—	139,662
Short Term Investments	1,211	—	—	—	1,211
	140,873	—	—	—	140,873
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(4,141)	—	—	—	(4,141)
	(4,141)	—	—	—	(4,141)
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	6,180	44,772	—	—	50,952
Short Term Investments	3,432	—	—	—	3,432
	9,612	44,772	—	—	54,384
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Neuberger Berman Currency Fund
Assets - Securities
Government And Agency Obligations	—	36,747	—	—	36,747
Short Term Investments	541	48,485	—	—	49,026
	541	85,232	—	—	85,773
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	11,730	—	—	11,730
	—	11,730	—	—	11,730
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(10,241)	—	—	(10,241)
	—	(10,241)	—	—	(10,241)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	2,716	—	—	2,716
Corporate Bonds And Notes	—	6,958	—	—	6,958
Short Term Investments	2,902	1,399	—	—	4,301
	2,902	11,073	—	—	13,975
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	437	—	—	—	437
	437	—	—	—	437
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(434)	—	—	—	(434)
	(434)	—	—	—	(434)
JNL/Nicholas Convertible Arbitrage Fund
Assets - Securities
Common Stocks	1,443	—	—	—	1,443
Preferred Stocks	10,809	—	—	—	10,809
Corporate Bonds And Notes	—	191,167	—	—	191,167
Short Term Investments	7,866	—	—	—	7,866
	20,118	191,167	—	—	211,285
Liabilities - Securities
Common Stocks	(78,189)	—	—	—	(78,189)
Investment Companies	(4,142)	—	—	—	(4,142)
	(82,331)	—	—	—	(82,331)
JNL/PIMCO Credit Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	10,582	—	—	10,582
Corporate Bonds And Notes	—	417,837	101	—	417,938
Senior Loan Interests	—	20,249	292	—	20,541
Government And Agency Obligations	—	109,446	—	—	109,446
Trust Preferred	11	—	—	—	11
Preferred Stocks	368	—	—	—	368
Short Term Investments	—	3,596	—	7,214	10,810
	379	561,710	393	7,214	569,696
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	57	—	—	—	57
Centrally Cleared Interest Rate Swap Agreements	—	653	—	—	653
Centrally Cleared Credit Default Swap Agreements	—	420	—	—	420
Exchange Traded Purchased Options	12	—	—	—	12
OTC Purchased Options	—	121	—	—	121
Open Forward Foreign Currency Contracts	—	600	—	—	600
OTC Credit Default Swap Agreements	—	969	—	—	969
	69	2,763	—	—	2,832
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(34)	—	—	—	(34)
Centrally Cleared Interest Rate Swap Agreements	—	(484)	—	—	(484)
Centrally Cleared Credit Default Swap Agreements	—	(13)	—	—	(13)
Exchange Traded Written Options	(4)	—	—	—	(4)
OTC Written Options	—	(94)	—	—	(94)
Open Forward Foreign Currency Contracts	—	(1,117)	—	—	(1,117)
OTC Credit Default Swap Agreements	—	(149)	—	—	(149)
	(38)	(1,857)	—	—	(1,895)
JNL/PPM America Long Short Credit Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	20,021	—	—	20,021
Corporate Bonds And Notes	—	88,294	—	—	88,294
Senior Loan Interests	—	33,544	966	—	34,510
Government And Agency Obligations	—	1,173	—	—	1,173
Preferred Stocks	355	—	—	—	355
Other Equity Interests	—	—	—	—	—
Common Stocks	467	97	—	—	564
Investment Companies	3,351	—	—	—	3,351
Short Term Investments	9,001	—	—	—	9,001
	13,174	143,129	966	—	157,269
Liabilities - Securities
Corporate Bonds And Notes	—	(4,324)	—	—	(4,324)
	—	(4,324)	—	—	(4,324)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	740	—	—	—	740
OTC Credit Default Swap Agreements	—	12	—	—	12
	740	12	—	—	752

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

JNL/PPM America Long Short Credit Fund (continued)	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(39)	—	—	—	(39)
Centrally Cleared Credit Default Swap Agreements	—	(7)	—	—	(7)
OTC Credit Default Swap Agreements	—	(24)	—	—	(24)
	(39)	(31)	—	—	(70)
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	1,247,775	45,502	—	—	1,293,277
Trust Preferred	4,308	—	—	—	4,308
Preferred Stocks	59,204	—	—	—	59,204
Investment Companies	1,145	—	—	—	1,145
Non-U.S. Government Agency Asset-Backed Securities	—	2,048	—	—	2,048
Corporate Bonds And Notes	—	430,035	—	—	430,035
Senior Loan Interests	—	28,138	259	—	28,397
Short Term Investments	329,120	—	—	—	329,120
	1,641,552	505,723	259	—	2,147,534
Assets - Investments in Other Financial Instruments[2]
OTC Purchased Options	—	1,385	—	—	1,385
	—	1,385	—	—	1,385
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(66)	—	—	—	(66)
OTC Written Options	—	(8,497)	—	—	(8,497)
	(66)	(8,497)	—	—	(8,563)
JNL/The Boston Company Equity Income Fund
Assets - Securities
Common Stocks	141,827	—	—	—	141,827
Investment Companies	709	—	—	—	709
Short Term Investments	887	—	—	1,206	2,093
	143,423	—	—	1,206	144,629
JNL/The London Company Focused U.S. Equity Fund
Assets - Securities
Common Stocks	127,424	—	—	—	127,424
Short Term Investments	4,682	—	—	—	4,682
	132,106	—	—	—	132,106
JNL/VanEck International Gold Fund
Assets - Securities
Common Stocks	50,887	10,607	—	—	61,494
Warrants	12	—	—	—	12
Short Term Investments	666	—	—	2,565	3,231
	51,565	10,607	—	2,565	64,737
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
Australia	—	58,318	—	—	58,318
Brazil	27,210	—	—	—	27,210
Canada	48,227	—	—	—	48,227
China	37,992	60,094	—	—	98,086
Denmark	—	106,851	—	—	106,851
France	—	102,636	—	—	102,636
Germany	—	31,996	—	—	31,996
Hong Kong	—	30,283	—	—	30,283
India	46,369	—	—	—	46,369
Ireland	81,553	—	—	—	81,553
Italy	—	52,573	—	—	52,573
Japan	—	77,823	—	—	77,823
Mexico	30,676	—	—	—	30,676
Netherlands	28,871	—	—	—	28,871
Russian Federation	36,915	—	—	—	36,915
South Korea	—	9,748	—	—	9,748
Spain	—	17,302	—	—	17,302
Sweden	—	40,937	—	—	40,937
Switzerland	—	48,194	—	—	48,194
Taiwan	45,668	—	—	—	45,668
United Kingdom	—	139,258	—	—	139,258
United States of America	52,105	—	—	—	52,105
Short Term Investments	115,301	—	—	26,863	142,164
	550,887	776,013	—	26,863	1,353,763

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 All derivatives, except for options, are reflected at the unrealized appreciation (depreciation) on the instrument. Options are reflected at value.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table summarizes significant transfers (in thousands) between Level 1 and Level 2 valuations for the period ended September 30, 2017:

	Transfers out of Level 2 into Level 1 during the Period($)	Transfers out of Level 1 into Level 2 during the Period($)
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Lazard International Strategic Equity Fund
Common Stocks	—	3,778

The following table is a rollforward of significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2017:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)		Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)		(Sales) ($)	Balance at End of Period ($)		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/DoubleLine Total Return Fund
Non-U.S. Government Agency Asset-Backed Securities	—	—	(37,994)	[3]	—	37,994	[3]	—	—		—
Government And Agency Obligations	—	—	(45,541)	[4]	—	45,541	[4]	—	—		—
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Senior Loan Interests	—	—	—		194	12,300		—	12,494	[5]	194

1 Reflects the change in unrealized appreciation (depreciation) for Level 3 investments held at September 30, 2017.

2 There were no significant transfers between Level 3 and Level 2 valuations during the period ended September 30, 2017, other than those noted.

3 During the period, the valuation of the Non-U.S. Government Agency Asset-Backed Security held in JNL/DoubleLine Total Return Fund was transferred from a Level 3 valuation to a Level 2 valuation. At period end, the security was valued by an independent pricing service and was considered a Level 2 valuation. When the security was purchased, it was valued using a single source broker quote and considered a Level 3 valuation.

4 During the period, the valuation of the Government And Agency Obligations held in JNL/DoubleLine Total Return Fund was transferred from a Level 3 valuation to a Level 2 valuation. At period end, the security was valued by an independent pricing service and was considered a Level 2 valuation. When the security was purchased, it was valued using a single source broker quote and considered a Level 3 valuation.

5 The fair value measurements of the senior loan interests held in JNL/Eaton Vance Global Macro Absolute Return Advantage Fund were determined based on discounted cash flow pricing model used to value the investment. The bonds’ spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the senior loan interests’ fair value measurements.

Valuation Technique	Unobservable Input	Range
Discounted cash flow model	LIBOR Spread	$562.28 and $1,243.60

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2017.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America Long Short Credit Fund.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jackson Variable Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2017

    Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2017

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 28, 2017

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.